                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-07589

                         THE HARTFORD MUTUAL FUNDS, INC.
               (Exact name of registrant as specified in charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

                          Edward P. Macdonald, Esquire
                                  Life Law Unit
                   The Hartford Financial Services Group, Inc.
                              200 Hopmeadow Street
                           Simsbury, Connecticut 06089
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code: (860) 843-9934

Date of fiscal year end: October 31

Date of reporting period: July 31, 2007

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

 THE HARTFORD ADVISERS FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                   MARKET
  SHARES                                                         VALUE (W)
----------                                                       ----------
COMMON STOCK -- 64.7%
             BASIC MATERIALS -- 2.6%
       191   Alcoa, Inc. ......................................  $    7,312
       126   Cameco Corp. (G)..................................       5,126
       172   E.I. DuPont de Nemours & Co. .....................       8,028
        86   Freeport-McMoRan Copper & Gold, Inc. .............       8,035
       234   Newmont Mining Corp. .............................       9,757
       201   Uranium One, Inc. (D)(G)..........................       2,329
                                                                 ----------
                                                                     40,587
                                                                 ----------
             CAPITAL GOODS -- 0.5%
       105   Caterpillar, Inc. ................................       8,274
                                                                 ----------
             CONSUMER CYCLICAL -- 3.5%
       162   Best Buy Co., Inc. ...............................       7,241
     2,225   Buck Holdings L.P. (A)(D)(H)......................       2,002
       405   Circuit City Stores, Inc. ........................       4,821
       461   D.R. Horton, Inc. ................................       7,520
        76   Home Depot, Inc. .................................       2,840
       598   Lowe's Cos., Inc. ................................      16,750
       131   Supervalu, Inc. ..................................       5,442
       182   Wal-Mart Stores, Inc. ............................       8,345
                                                                 ----------
                                                                     54,961
                                                                 ----------
             CONSUMER STAPLES -- 4.5%
        98   Bunge Ltd. Finance Corp. .........................       8,853
        87   Clorox Co. .......................................       5,254
         2   Japan Tobacco, Inc. (A)...........................       7,984
       265   PepsiCo, Inc. ....................................      17,376
       492   Procter & Gamble Co. .............................      30,460
                                                                 ----------
                                                                     69,927
                                                                 ----------
             ENERGY -- 5.0%
       148   Chesapeake Energy Corp. ..........................       5,048
        72   ConocoPhillips Holding Co. .......................       5,837
       139   EnCana Corp. .....................................       8,476
       155   Exxon Mobil Corp. ................................      13,204
       269   Halliburton Co. ..................................       9,684
       354   OAO Gazprom ADR (G)(K)............................      15,399
       285   Occidental Petroleum Corp. .......................      16,142
        85   XTO Energy, Inc. .................................       4,619
                                                                 ----------
                                                                     78,409
                                                                 ----------
             FINANCE -- 14.8%
     1,050   Akbank T.A.S. (A)(G)..............................       7,019
       338   American International Group, Inc. ...............      21,724
     1,425   Amvescap plc (A)..................................      17,810
        57   Banco Itau Holding................................       2,580
       408   Bank of America Corp. ............................      19,331
       172   Bank of New York Mellon Corp. ....................       7,301
       295   Capital One Financial Corp. ......................      20,888
       408   Citigroup, Inc. ..................................      19,011
       163   Commerce Bancorp, Inc. ...........................       5,466
       333   Countrywide Financial Corp. ......................       9,378
       204   Discover Financial Services (D)...................       4,705
       359   E*Trade Financial Corp. (D).......................       6,647
        64   Goldman Sachs Group, Inc. ........................      12,054
       220   ING Groep N.V. ADR (G)............................       9,263

                                                                   MARKET
  SHARES                                                         VALUE (W)
----------                                                       ----------
             FINANCE -- (CONTINUED)
        79   Julius Baer Holding Ltd. (A)......................  $    5,511
        49   Kimco Realty Corp. ...............................       1,811
        --   Mitsubishi UFJ Financial Group, Inc. (A)(G).......       3,799
       200   State Street Corp. ...............................      13,379
       213   UBS AG............................................      11,721
       428   UnitedHealth Group, Inc. .........................      20,714
       494   Western Union Co. ................................       9,855
                                                                 ----------
                                                                    229,967
                                                                 ----------
             HEALTH CARE -- 6.7%
       102   AstraZeneca plc (A)...............................       5,273
       734   Elan Corp. plc ADR (D)............................      13,754
       311   Eli Lilly & Co. ..................................      16,811
       144   Genentech, Inc. (D)...............................      10,674
       145   Merck & Co., Inc. ................................       7,199
       256   Sanofi-Aventis S.A. ADR...........................      10,688
       343   Schering-Plough Corp. ............................       9,786
       531   Shionogi & Co., Ltd. (A)..........................       8,474
       143   Walgreen Co. .....................................       6,318
       309   Wyeth.............................................      15,002
                                                                 ----------
                                                                    103,979
                                                                 ----------
             SERVICES -- 6.0%
       762   Comcast Corp. Class A (D).........................      20,018
       128   Monster Worldwide, Inc. (D).......................       4,993
       688   Time Warner, Inc. ................................      13,247
       325   United Parcel Service, Inc. Class B...............      24,624
       215   Viacom, Inc. Class B (D)..........................       8,229
       310   Waste Management, Inc. ...........................      11,797
       876   XM Satellite Radio Holdings, Inc. Class A
               (D)(G)..........................................      10,031
                                                                 ----------
                                                                     92,939
                                                                 ----------
             TECHNOLOGY -- 20.4%
       119   Activision, Inc. (D)..............................       2,038
       146   Akamai Technologies, Inc. (D).....................       4,945
       111   Apple, Inc. (D)...................................      14,559
       457   AT&T, Inc. .......................................      17,877
     1,037   Cisco Systems, Inc. (D)...........................      29,980
       119   Citrix Systems, Inc. (D)..........................       4,311
       396   Corning, Inc. (D).................................       9,450
       108   Electronic Arts, Inc. (D).........................       5,268
       557   EMC Corp. (D).....................................      10,304
       714   Flextronics International Ltd. (D)(G).............       7,971
     1,307   General Electric Co. #............................      50,652
        49   Google, Inc. (D)..................................      25,143
       923   Intel Corp. ......................................      21,797
       305   Maxim Integrated Products, Inc. ..................       9,675
       347   Medtronic, Inc. ..................................      17,577
       558   Network Appliance, Inc. (D).......................      15,819
        36   NII Holdings, Inc. Class B (D)(G).................       3,025
       241   Qualcomm, Inc. ...................................      10,042
        24   Research In Motion Ltd. (D).......................       5,157
       996   Sprint Nextel Corp. ..............................      20,438
       264   Symantec Corp. (D)................................       5,059
       283   Texas Instruments, Inc. ..........................       9,945

 THE HARTFORD ADVISERS FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                   MARKET
  SHARES                                                         VALUE (W)
----------                                                       ----------
COMMON STOCK -- (CONTINUED)
             TECHNOLOGY -- (CONTINUED)
       106   Whirlpool Corp. ..................................  $   10,854
       300   Yahoo!, Inc. (D)..................................       6,982
                                                                 ----------
                                                                    318,868
                                                                 ----------
             UTILITIES -- 0.7%
        36   E.On AG (A).......................................       5,733
       144   Renewable Energy Corp. AS (A)(D)..................       5,643
                                                                 ----------
                                                                     11,376
                                                                 ----------
             Total common stock
               (cost $977,233).................................  $1,009,287
                                                                 ----------
PRINCIPAL
  AMOUNT
----------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 6.5%
             FINANCE -- 6.5%
             Advanta Business Card Master Trust
$    5,000     5.30%, 05/21/2012...............................  $    5,021
             Banc of America Commercial Mortgage, Inc.
     1,380     5.35%, 09/10/2047 (L)...........................       1,328
     1,360     5.45%, 01/15/2049...............................       1,307
             Bear Stearns Commercial Mortgage Securities, Inc.
     1,755     5.30%, 10/12/2042 (L)...........................       1,686
     1,300     5.54%, 10/12/2041...............................       1,266
       730     5.63%, 04/12/2038 (L)...........................         716
             Centex Home Equity
       218     4.72%, 10/25/2031...............................         217
             Citigroup/Deutsche Bank Commercial Mortgage Trust
     2,750     5.40%, 07/15/2044 (L)...........................       2,657
             Commercial Mortgage Pass-Through Certificates
     2,750     5.12%, 06/10/2044...............................       2,622
             Connecticut RRB Special Purpose Trust CL&P
    10,000     6.21%, 12/30/2011...............................      10,252
             Countrywide Home Loans
       749     5.26%, 11/25/2035 (L)...........................         744
             Credit Suisse Mortgage Capital Certificates
     1,505     5.47%, 09/15/2039...............................       1,455
     2,730     5.61%, 02/15/2039 (L)...........................       2,669
             Goldman Sachs Mortgage Securities Corp. II
     3,000     4.75%, 07/10/2039...............................       2,801
             Greenwich Capital Commercial Funding Corp.
     2,750     5.22%, 04/10/2037 (L)...........................       2,642
     1,205     5.44%, 03/10/2039 (L)...........................       1,159
             GSR Mortgage Loan Trust
     1,445     5.80%, 05/25/2047 (L)...........................       1,449
             Household Automotive Trust
     1,850     5.28%, 09/17/2011...............................       1,852

PRINCIPAL                                                          MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ----------
             FINANCE -- (CONTINUED)
             JP Morgan Chase Commercial Mortgage Security Corp.
$    1,895     5.34%, 12/15/2044 (L)...........................  $    1,826
     3,000     5.44%, 06/12/2047 (L)...........................       2,881
     3,050     5.47%, 12/12/2044 (L)...........................       2,965
     1,300     6.07%, 04/15/2045 (L)...........................       1,303
             Marriott Vacation Club Owner Trust
       419     5.36%, 10/20/2028 (I)...........................         415
             Merrill Lynch Mortgage Trust
     2,750     5.05%, 07/12/2038...............................       2,610
             Morgan Stanley Capital I
     2,875     5.23%, 09/15/2042...............................       2,761
     1,330     5.45%, 02/12/2044 (L)...........................       1,278
     1,300     5.98%, 08/12/2041...............................       1,300
             Morgan Stanley Capital Investments
       600     5.51%, 11/12/2049 (L)...........................         581
             Nissan Auto Lease Trust
     5,000     5.10%, 07/16/2012...............................       4,993
             Peco Energy Transition Trust
    10,000     6.13%, 03/01/2009...............................      10,038
             PSE&G Transition Funding LLC
    10,000     6.61%, 06/15/2015...............................      10,566
             Residential Accredit Loans, Inc.
     1,910     5.25%, 02/25/2035 (L)...........................       1,904
             Sequoia Mortgage Trust
     2,273     5.83%, 02/20/2047 (L)...........................       2,279
             Susquehanna Auto Lease Trust
     2,575     5.21%, 03/16/2009 (I)...........................       2,568
             Wachovia Bank Commercial Mortgage Trust
     3,000     5.12%, 07/15/2042...............................       2,862
             Wells Fargo Mortgage Backed Securities Trust
     1,822     4.55%, 03/25/2035 (L)...........................       1,797
     2,524     5.53%, 04/25/2036 (L)...........................       2,527
     1,205     6.03%, 09/25/2036 (L)...........................       1,214
                                                                 ----------
             Total asset & commercial
               mortgage backed securities
               (cost $102,258).................................  $  100,511
                                                                 ----------
CORPORATE BONDS: INVESTMENT GRADE -- 12.5%
             CAPITAL GOODS -- 0.1%
             Xerox Corp.
     1,000     5.50%, 05/15/2012...............................  $      983
                                                                 ----------
             CONSUMER CYCLICAL -- 0.7%
             DaimlerChrysler NA Holdings Corp.
     1,900     5.88%, 03/15/2011...............................       1,908
     1,975     6.50%, 11/15/2013...............................       2,024
     1,000     8.50%, 01/18/2031...............................       1,238
             Federated Retail Holdings, Inc.
       714     5.90%, 12/01/2016...............................         690
             Target Corp.
     2,000     5.88%, 11/01/2008...............................       2,019
             Wal-Mart Stores, Inc.
     3,000     6.88%, 08/10/2009...............................       3,105
                                                                 ----------
                                                                     10,984
                                                                 ----------

--------------------------------------------------------------------------------

      PRINCIPAL                                                               MARKET
       AMOUNT                                                               VALUE (W)
---------------------                                                       ----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
                        CONSUMER STAPLES -- 1.0%
                        Coca-Cola Enterprises, Inc.
     $    4,000           5.75%, 11/01/2008...............................  $    4,015
                        Colgate-Palmolive Co.
          2,000           5.58%, 11/06/2008...............................       2,007
                        Diageo Capital plc
          2,025           4.38%, 05/03/2010...............................       1,975
                        PepsiAmericas, Inc.
          3,000           6.38%, 05/01/2009...............................       3,055
                        Procter & Gamble Co.
          3,045           9.36%, 01/01/2021...............................       3,738
                        Weyerhaeuser Co.
            800           7.38%, 03/15/2032...............................         790
                                                                            ----------
                                                                                15,580
                                                                            ----------
                        ENERGY -- 0.5%
                        Atmos Energy Corp.
          1,160           6.35%, 06/15/2017...............................       1,179
                        National Fuel Gas Co.
          4,000           6.00%, 03/01/2009...............................       4,037
                        Weatherford International Ltd.
          2,000           5.95%, 06/15/2012 (I)...........................       2,028
                                                                            ----------
                                                                                 7,244
                                                                            ----------
                        FINANCE -- 6.3%
                        Ace INA Holdings, Inc.
          3,675           5.88%, 06/15/2014...............................       3,650
                        AMBAC Financial Group, Inc.
          1,600           5.95%, 12/05/2035...............................       1,406
                        AXA Financial, Inc.
          3,000           7.00%, 04/01/2028...............................       3,260
                        Bank of America Corp.
          3,000           5.42%, 03/15/2017...............................       2,858
          1,475           5.88%, 02/15/2009...............................       1,489
                        BB&T Corp.
          1,010           4.90%, 06/30/2017...............................         928
                        Berkshire Hathaway Finance Corp.
          2,350           4.85%, 01/15/2015...............................       2,252
                        Brandywine Operating Partnership
            750           5.70%, 05/01/2017...............................         718
          1,000           6.00%, 04/01/2016...............................         991
                        Capital One Bank
            750           6.50%, 06/13/2013...............................         766
                        Capital One Capital IV
          1,000           6.75%, 02/17/2037...............................         868
                        Capital One Financial Corp.
            870           5.70%, 09/15/2011...............................         865
                        Citigroup, Inc.
            750           3.63%, 02/09/2009...............................         733
          1,600           6.00%, 10/31/2033...............................       1,531
            500           6.50%, 01/18/2011...............................         517
                        Credit Suisse First Boston USA, Inc.
          1,980           4.88%, 01/15/2015...............................       1,866
                        Developers Diversified Realty Corp.
          1,500           5.38%, 10/15/2012...............................       1,474

      PRINCIPAL                                                               MARKET
       AMOUNT                                                               VALUE (W)
---------------------                                                       ----------
                        FINANCE -- (CONTINUED)
                        Discover Financial Services, Inc.
     $    1,245           6.45%, 06/12/2017 (I)...........................  $    1,208
                        ERAC USA Finance Co.
          2,725           7.35%, 06/15/2008 (I)...........................       2,757
                        Everest Reinsurance Holdings, Inc.
            885           5.40%, 10/15/2014...............................         852
                        General Electric Capital Corp.
          1,500           6.75%, 03/15/2032...............................       1,633
                        Genworth Financial, Inc.
          1,500           6.15%, 11/15/2066...............................       1,369
                        Goldman Sachs Group, Inc.
          2,000           5.30%, 02/14/2012...............................       1,958
          1,200           5.63%, 01/15/2017...............................       1,137
          1,500           6.45%, 05/01/2036...............................       1,421
                        Health Care Property Investors, Inc.
          2,035           6.00%, 01/30/2017...............................       1,981
                        HSBC Bank USA
          2,600           3.88%, 09/15/2009...............................       2,521
                        HSBC Finance Corp.
          2,000           5.50%, 01/19/2016...............................       1,902
                        International Lease Finance Corp.
          2,200           5.00%, 09/15/2012...............................       2,142
                        Jackson National Life Insurance Co.
          2,000           8.15%, 03/15/2027 (I)...........................       2,356
                        John Deere Capital Corp.
          1,655           4.88%, 10/15/2010...............................       1,631
                        JP Morgan Chase & Co.
          2,795           5.13%, 09/15/2014...............................       2,662
                        KeyCorp Capital II
            250           6.88%, 03/17/2029...............................         247
                        Kimco Realty Corp.
          1,550           5.78%, 03/15/2016...............................       1,525
                        Lehman Brothers Holdings, Inc.
          2,000           5.25%, 02/06/2012...............................       1,951
                        Liberty Mutual Group, Inc.
          2,335           5.75%, 03/15/2014 (I)...........................       2,256
                        Merrill Lynch & Co., Inc.
          2,000           5.00%, 02/03/2014...............................       1,901
                        Metlife, Inc., 5.00%, 06/15/2015
          2,000           5.00%, 06/15/2015...............................       1,898
                        Morgan Stanley
          2,650           5.38%, 10/15/2015...............................       2,559
          1,200           5.45%, 01/09/2017...............................       1,141
                        National City Corp.
            125           6.88%, 05/15/2019...............................         134
                        New England Mutual Life Insurance Co.
          3,100           7.88%, 02/15/2024 (I)...........................       3,571
                        Prologis Trust
          1,500           5.63%, 11/15/2016...............................       1,462
                        Prudential Financial, Inc.
            585           5.80%, 06/15/2012...............................         592
                        Prudential Funding LLC
          2,000           6.75%, 09/15/2023 (I)...........................       2,078
                        Regions Bank
          2,000           6.45%, 06/26/2037...............................       2,032

 THE HARTFORD ADVISERS FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

      PRINCIPAL                                                               MARKET
       AMOUNT                                                               VALUE (W)
---------------------                                                       ----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
                        FINANCE -- (CONTINUED)
                        Republic New York Capital I
     $      250           7.75%, 11/15/2026...............................  $      260
                        Santander Central Hispano Issuances Ltd.
            500           7.63%, 11/03/2009...............................         526
                        Simon Property Group L.P.
          3,100           6.10%, 05/01/2016...............................       3,131
                        Sovereign Capital Trust IV
          1,500           7.91%, 06/13/2036...............................       1,595
                        Torchmark Corp.
          3,000           8.25%, 08/15/2009...............................       3,153
                        Toyota Motor Credit Corp.
          1,000           5.50%, 12/15/2008...............................       1,002
                        U.S. Bank NA
          3,100           4.95%, 10/30/2014...............................       2,948
                        UnitedHealth Group, Inc.
          1,000           5.00%, 08/15/2014...............................         954
                        Wachovia Corp.
          3,000           5.63%, 12/15/2008 (L)...........................       3,009
                        Wells Fargo Bank NA
          4,000           6.45%, 02/01/2011...............................       4,141
                        Willis North America, Inc.
            580           5.63%, 07/15/2015...............................         549
            580           6.20%, 03/28/2017...............................         579
                                                                            ----------
                                                                                98,896
                                                                            ----------
                        HEALTH CARE -- 0.3%
                        Becton, Dickinson & Co.
          1,250           6.70%, 08/01/2028 #.............................       1,333
                        CVS Corp.
          1,550           6.13%, 08/15/2016...............................       1,533
                        Wyeth
          2,500           6.95%, 03/15/2011...............................       2,635
                                                                            ----------
                                                                                 5,501
                                                                            ----------
                        SERVICES -- 0.7%
                        COX Communications, Inc.
          2,000           5.45%, 12/15/2014...............................       1,907
                        FedEx Corp.
          4,000           3.50%, 04/01/2009...............................       3,876
                        Time Warner, Inc.
          1,105           5.50%, 11/15/2011...............................       1,098
                        Viacom, Inc.
          3,040           6.88%, 04/30/2036...............................       2,859
                        Wyndham Worldwide
            615           6.00%, 12/01/2016...............................         582
                                                                            ----------
                                                                                10,322
                                                                            ----------
                        TECHNOLOGY -- 2.0%
                        AT&T, Inc.
          2,075           6.80%, 05/15/2036...............................       2,148
                        BellSouth Corp.
          2,130           6.55%, 06/15/2034...............................       2,123
                        Bellsouth Telecommunications
            250           7.00%, 12/01/2095...............................         240

      PRINCIPAL                                                               MARKET
       AMOUNT                                                               VALUE (W)
---------------------                                                       ----------
                        TECHNOLOGY -- (CONTINUED)
                        Comcast Cable Communications, Inc.
     $    4,000           6.88%, 06/15/2009...............................  $    4,097
            500           8.50%, 05/01/2027...............................         584
                        Deutsche Telekom International Finance B.V.
          1,800           8.25%, 06/15/2030...............................       2,154
                        General Electric Co.
          3,425           5.00%, 02/01/2013...............................       3,344
                        Hewlett-Packard Co.
          1,250           5.25%, 03/01/2012...............................       1,235
                        Intuit, Inc.
          1,500           5.40%, 03/15/2012...............................       1,476
                        SBC Communications
          1,830           6.45%, 06/15/2034...............................       1,812
                        Siemens Finance
          2,900           5.75%, 10/17/2016 (I)...........................       2,885
                        Sprint Capital Corp.
            235           8.75%, 03/15/2032...............................         258
                        Telecom Italia Capital
          3,100           5.25%, 10/01/2015...............................       2,884
                        Time Warner Cable, Inc.
            830           5.85%, 05/01/2017 (I)...........................         800
                        Verizon Global Funding Corp.
            250           7.25%, 12/01/2010...............................         263
          3,850           7.75%, 12/01/2030...............................       4,252
                                                                            ----------
                                                                                30,555
                                                                            ----------
                        TRANSPORTATION -- 0.1%
                        Continental Airlines, Inc.
            755           5.98%, 04/19/2022...............................         724
                        Southwest Airlines Co.
          1,750           5.75%, 12/15/2016...............................       1,670
                                                                            ----------
                                                                                 2,394
                                                                            ----------
                        UTILITIES -- 0.8%
                        Alabama Power Co.
            500           7.13%, 10/01/2007...............................         501
                        Consolidated Edison Co. of New York
            955           5.30%, 12/01/2016...............................         919
                        Indianapolis Power and Light
          1,500           6.60%, 06/01/2037 (I)...........................       1,545
                        Kinder Morgan Energy Partners
          1,500           6.95%, 01/15/2038...............................       1,500
                        Midamerican Energy Co.
          1,000           5.65%, 07/15/2012...............................       1,011
                        Midamerican Energy Holdings Co.
          1,500           6.13%, 04/01/2036...............................       1,434
                        Northern Border Pipeline Co.
          1,150           7.75%, 09/01/2009...............................       1,203
                        Northern States Power Co.
          2,250           6.20%, 07/01/2037...............................       2,310
                        Southern Cal Edison Co.
          1,750           5.55%, 01/15/2037...............................       1,613
                        Taqa Abu Dhabi National
            695           5.88%, 10/27/2016 (I)...........................         685

--------------------------------------------------------------------------------

      PRINCIPAL                                                               MARKET
       AMOUNT                                                               VALUE (W)
---------------------                                                       ----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
                        UTILITIES -- (CONTINUED)
                        TransCanada Pipelines Ltd.
     $      250           6.49%, 01/21/2009...............................  $      254
                                                                            ----------
                                                                                12,975
                                                                            ----------
                        Total corporate bonds: investment grade
                          (cost $197,030).................................  $  195,434
                                                                            ----------
MUNICIPAL BONDS -- 0.2%
                        GENERAL OBLIGATIONS -- 0.2%
                        Oregon School Boards Association, Taxable Pension
          2,000           4.76%, 06/30/2028...............................  $    1,828
                        State of Illinois, Taxable Pension
          2,050           5.10%, 06/01/2033...............................       1,884
                                                                            ----------
                        Total municipal bonds
                          (cost $4,028)...................................  $    3,712
                                                                            ----------
U.S. GOVERNMENT AGENCIES -- 2.9%
                        FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.8%
                        MORTGAGE BACKED SECURITIES:
         10,795           6.50%, 2036.....................................  $   10,918
                                                                            ----------
                        REMIC -- PAC'S:
          1,788           2.50%, 2013.....................................       1,754
                                                                            ----------
                                                                                12,672
                                                                            ----------
                        FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 1.5%
                        MORTGAGE BACKED SECURITIES:
            123           5.00%, 2036.....................................         115
          4,520           5.50%, 2037 (Q).................................       4,365
         19,250           6.00%, 2037 (Q).................................      19,069
            393           6.50%, 2036.....................................         397
                                                                            ----------
                                                                                23,946
                                                                            ----------
                        GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.6%
                        MORTGAGE BACKED SECURITIES:
            679           5.50%, 2036.....................................         662
          3,060           6.00%, 2023 -- 2034.............................       3,062
          2,224           6.50%, 2026 -- 2035.............................       2,275
          2,313           7.00%, 2031 -- 2033.............................       2,416
            511           8.00%, 2029 -- 2031.............................         544
             37           9.00%, 2023.....................................          40
                                                                            ----------
                                                                                 8,999
                                                                            ----------
                        Total U.S. government agencies
                          (cost $45,351)..................................  $   45,617
                                                                            ----------
U.S. GOVERNMENT SECURITIES -- 9.1%
                        OTHER DIRECT FEDERAL OBLIGATIONS -- 1.8%
                        FEDERAL FINANCING CORPORATION:
          3,676           4.40%, 2013 (M).................................  $    2,681
         10,000           9.80%, 2018.....................................      13,538
                                                                            ----------
                                                                                16,219
                                                                            ----------
                        FEDERAL HOME LOAN BANK:
         12,225           4.88%, 2011 (G).................................      12,124
                                                                            ----------
                                                                                28,343
                                                                            ----------

      PRINCIPAL                                                               MARKET
       AMOUNT                                                               VALUE (W)
---------------------                                                       ----------
                        U.S. TREASURY SECURITIES -- 7.3%
                        U.S. TREASURY BONDS:
     $   15,800           5.38%, 2031 (G).................................  $   16,680
          5,775           6.25%, 2023 (G).................................       6,549
                                                                            ----------
                                                                                23,229
                                                                            ----------
                        U.S. TREASURY NOTES:
         14,300           2.63%, 2009 (G).................................      13,854
         21,725           3.50%, 2010 (G).................................      21,179
         18,750           3.50%, 2011 (G)(O)..............................      23,134
         17,350           3.88%, 2010 (G).................................      17,038
         10,200           4.50%, 2017 (G).................................       9,982
          5,000           4.75%, 2012 (G).................................       5,031
                                                                            ----------
                                                                                90,218
                                                                            ----------
                                                                               113,447
                                                                            ----------
                        Total U.S. government securities
                          (cost $140,207).................................  $  141,790
                                                                            ----------
                        Total long-term investments
                          (cost $1,466,107)...............................  $1,496,351
                                                                            ----------
SHORT-TERM INVESTMENTS -- 14.9%
                        FINANCE -- 1.2%
                        Federal National Mortgage Association
         19,250           5.26%, 08/22/2007 (M)...........................  $   19,192
                                                                            ----------
                        REPURCHASE AGREEMENTS -- 4.3%
                        Deutsche Bank Securities Joint Repurchase
                          Agreement (maturing on 08/01/2007 in the amount
                          of $92, collateralized by FHLMC 5.00% -- 6.50%
                          2021 -- 2037 value of $94)
             92           5.10% dated 08/01/2007..........................          92
                        Deutsche Bank Securities TriParty Joint Repurchase
                          Agreement (maturing on 08/01/2007 in the amount
                          of $16,991, collateralized by FHLMC
                          5.00% -- 6.50% 2021 -- 2037 value of $17,422)
         16,989           5.31% dated 08/01/2007..........................      16,989
                        Merrill Lynch Repurchase Agreement (maturing on
                          08/01/2007 in the amount of $23,251,
                          collateralized by FHLMC 5.50% -- 7.50%
                          2031 -- 2037, FNMA 4.50% -- 7.00% 2018 -- 2037
                          value of $23,712)
         23,247           5.31% dated 08/01/2007..........................      23,247
                        UBS Securities TriParty Joint Repurchase Agreement
                          (maturing on 08/01/2007 in the amount of
                          $27,364, collateralized by FHLMC 4.00% -- 10.00%
                          2012 -- 2037, FNMA 5.50% -- 7.00% 2012 -- 2037
                          value of $27,907)
         27,360           5.31% dated 08/01/2007..........................      27,360
                                                                            ----------
                                                                                67,688
                                                                            ----------

 THE HARTFORD ADVISERS FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                              MARKET
       SHARES                                                               VALUE (W)
---------------------                                                       ----------
SHORT-TERM INVESTMENTS -- (CONTINUED)
                        SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
                        LENDING -- 9.4%
                        CASH COLLATERAL REINVESTMENT FUND:
        143,839         Navigator Prime Portfolio.........................  $  143,839
                                                                            ----------
   PRINCIPAL
    AMOUNT
---------------------
                        U.S. TREASURY COLLATERAL SECURITIES:
                        U.S. Treasury Bond
     $      685           2.00%, 01/15/2026...............................         673
             42           2.38%, 01/15/2025...............................          46
            487           3.63%, 04/15/2028...............................         756
             22           3.88%, 04/15/2029...............................          35
             --           7.00%, 02/15/2023...............................          --
                        U.S. Treasury Note
              5           1.63%, 01/15/2015...............................           5
            288           1.88%, 07/15/2013 -- 07/15/2015.................         295
             79           2.00%, 04/15/2012...............................          78
            450           2.38%, 04/15/2011 -- 01/15/2017.................         471
              6           3.38%, 10/15/2009...............................           6
             39           3.88%, 01/15/2009...............................          50
                                                                            ----------
                                                                                 2,415
                                                                            ----------
                                                                               146,254
                                                                            ----------

             Total short-term investments
               (cost $233,134)........................................     $  233,134
                                                                           ----------
             Total investments
               (cost $1,699,241) (C)...........................  110.8%    $1,729,485
             Other assets and liabilities......................  (10.8)%     (168,344)
                                                                 -----     ----------
             Total net assets..................................  100.0%    $1,561,141
                                                                 =====     ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 10.92% of total net assets at July 31, 2007.

  (C)At July 31, 2007, the cost of securities for federal income tax purposes was $1,709,573 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation........................  $ 71,708
      Unrealized Depreciation........................   (51,796)
                                                       --------
      Net Unrealized Appreciation....................  $ 19,912
                                                       ========

  # This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

  + The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at July 31, 2007, was $69,248, which represents 4.44% of total net assets.
  (D)Currently non-income producing.

 (G) Security is partially on loan at July 31, 2007.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2007, was $25,152, which represents 1.61% of total net assets.

 (K) Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At July 31, 2007, the market value of these securities amounted to $15,399 or 0.99% of net assets.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2007.

 (M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

 (O) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

  (Q)The cost of securities purchased on a when-issued or delayed delivery basis at July 31, 2007 was $23,271.

 (H) The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD
      ACQUIRED        SHARES/PAR              SECURITY              COST BASIS
      --------        ----------              --------              ----------
      06/2007          2,225             Buck Holdings L.P.           $2,227

     The aggregate value of these securities at July 31, 2007 was $2,002 which represents 0.13% of total net assets.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

     FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JULY 31, 2007

                                                                       UNREALIZED
                                     MARKET    CONTRACT   DELIVERY   APPRECIATION/
      DESCRIPTION                    VALUE      AMOUNT      DATE     (DEPRECIATION)
      -----------                   --------   --------   --------   --------------
      British Pound (Buy)             $464       $463     08/01/07         $1
      Japanese Yen (Buy)               405        404     08/01/07          1
      Swiss Franc (Buy)                111        110     08/02/07          1
                                                                           --
                                                                           $3
                                                                           ==

 THE HARTFORD BALANCED ALLOCATION FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
  SHARES                                                         VALUE (W)
----------                                                       ---------
AFFILIATED INVESTMENT COMPANIES -- 99.6%
EQUITY FUNDS -- 59.2%
    3,639    Hartford Capital Appreciation Fund, Class Y.......  $160,614
    2,871    Hartford Disciplined Equity Fund, Class Y.........    41,689
    3,941    Hartford Equity Income Fund, Class Y..............    56,625
    1,754    Hartford Global Growth Fund, Class Y..............    38,717
    1,899    Hartford International Opportunities Fund, Class
               Y...............................................    36,529
    2,125    Hartford International Small Company Fund, Class
               Y...............................................    36,237
      236    Hartford Select MidCap Value Fund, Class Y........     2,940
    1,743    Hartford Select SmallCap Value Fund, Class Y......    19,676
    1,675    Hartford Small Company Fund, Class Y..............    39,435
    7,239    Hartford Value Fund, Class Y......................    94,755
                                                                 --------
             Total equity funds
               (cost $471,577).................................  $527,217
                                                                 --------
FIXED INCOME FUNDS -- 40.4%
    5,502    Hartford Floating Rate Fund, Class Y..............  $ 53,204
   12,759    Hartford Income Fund, Class Y.....................   127,590
    5,340    Hartford Inflation Plus Fund, Class Y.............    55,746
    4,758    Hartford Short Duration Fund, Class Y.............    46,914
    7,354    Hartford Total Return Bond Fund, Class Y..........    76,928
                                                                 --------
             Total fixed income funds
               (cost $370,387).................................  $360,382
                                                                 --------
             Total investments in affiliated investment
               companies
               (cost $841,964).................................  $887,599
                                                                 --------

             Total investments
               (cost $841,964) (C).............................   99.6%    $887,599
             Other assets and liabilities......................    0.4%       3,400
                                                                 -----     --------
             Total net assets..................................  100.0%    $890,999
                                                                 =====     ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At July 31, 2007, the cost of securities for federal income tax purposes was $842,011 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation........................  $ 55,652
      Unrealized Depreciation........................   (10,064)
                                                       --------
      Net Unrealized Appreciation....................  $ 45,588
                                                       ========

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 THE HARTFORD BALANCED INCOME FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                     MARKET
   SHARES                                                           VALUE (W)
-------------                                                       ---------
COMMON STOCK -- 44.0%
                BASIC MATERIALS -- 4.2%
            2   Air Products and Chemicals, Inc. .................   $   190
            8   Dow Chemical Co. .................................       339
            7   E.I. DuPont de Nemours & Co. .....................       308
            1   International Paper Co. ..........................        26
            6   Kimberly-Clark Corp. .............................       370
            6   Packaging Corp. of America........................       158
            2   PPG Industries, Inc. .............................       176
                                                                     -------
                                                                       1,567
                                                                     -------

                CAPITAL GOODS -- 1.0%
            8   Pitney Bowes, Inc. ...............................       383
                                                                     -------

                CONSUMER CYCLICAL -- 1.4%
            8   Altria Group, Inc. ...............................       499
                                                                     -------
                CONSUMER STAPLES -- 2.8%
            6   ConAgra Foods, Inc. ..............................       162
            2   Diageo plc ADR....................................       188
            3   General Mills, Inc. ..............................       183
            7   Kellogg Co. ......................................       363
            5   Kraft Foods, Inc. ................................       152
                                                                     -------
                                                                       1,048
                                                                     -------

                ENERGY -- 6.8%
           10   Chevron Corp. ....................................       827
           10   ConocoPhillips Holding Co. .......................       833
            8   Exxon Mobil Corp. ................................       638
            3   Royal Dutch Shell plc.............................       217
                                                                     -------
                                                                       2,515
                                                                     -------

                FINANCE -- 12.0%
            2   Allstate Corp. ...................................       122
           15   Bank of America Corp. ............................       726
            4   Bank of New York Mellon Corp. ....................       165
            4   Chubb Corp. ......................................       212
           10   Citigroup, Inc. ..................................       480
           15   Host Hotels & Resorts, Inc. ......................       321
            9   JP Morgan Chase & Co. ............................       396
            7   Lloyd's TSB Group plc ADR.........................       317
            7   PNC Financial Services Group, Inc. ...............       493
            7   UBS AG............................................       363
           17   US Bancorp........................................       503
            3   Wachovia Corp. ...................................       156
            5   Wells Fargo & Co. ................................       165
                                                                     -------
                                                                       4,419
                                                                     -------

                HEALTH CARE -- 2.9%
            4   Abbott Laboratories...............................       198
            8   Bristol-Myers Squibb Co. .........................       221
            3   Eli Lilly & Co. ..................................       146
            3   GlaxoSmithKline plc ADR...........................       148
            7   Wyeth.............................................       359
                                                                     -------
                                                                       1,072
                                                                     -------

                SERVICES -- 1.1%
            6   R.R. Donnelley & Sons Co. ........................       245
            4   Waste Management, Inc. ...........................       167
                                                                     -------
                                                                         412
                                                                     -------

                TECHNOLOGY -- 7.1%
           20   AT&T, Inc. .......................................       802
            9   Chunghwa Telecom Co., Ltd. ADR....................       151
           22   General Electric Co. .............................       833
            7   Nokia Corp. ......................................       195
           15   Verizon Communications, Inc. .....................       631
                                                                     -------
                                                                       2,612
                                                                     -------

                                                                     MARKET
   SHARES                                                           VALUE (W)
-------------                                                       ---------
                UTILITIES -- 4.7%
            4   American Electric Power Co., Inc. ................   $   170
            3   Consolidated Edison, Inc. ........................       148
            1   Dominion Resources, Inc. .........................        51
            1   Entergy Corp. ....................................        90
            4   Exelon Corp. .....................................       288
           13   FPL Group, Inc. ..................................       727
            2   SCANA Corp. ......................................        82
            5   Southern Co. .....................................       165
                                                                     -------
                                                                       1,721
                                                                     -------
                Total common stock
                  (cost $15,813)..................................   $16,248
                                                                     -------

PREFERRED STOCK -- 0.0%
                FINANCE -- 0.0%
           --   Ford Motor Co. Capital Trust II (X)...............   $     4
                                                                     -------
                Total preferred stock
                  (cost $4).......................................   $     4
                                                                     -------

  PRINCIPAL
   AMOUNT
-------------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 4.4%
                FINANCE -- 4.4%
                Banc of America Commercial Mortgage, Inc.
$          85     5.45%, 01/15/2049...............................   $    82
                Bear Stearns Commercial Mortgage Securities, Inc.
          100     4.68%, 08/13/2039...............................        95
          150     5.20%, 12/11/2038...............................       142
                BMW Vehicle Owner Trust
           37     3.32%, 02/25/2009...............................        37
                Carmax Auto Owner Trust
          100     4.34%, 09/15/2010...............................        99
                Chase Commercial Mortgage Securities Corp.
           94     6.39%, 11/18/2030...............................        94
                Commercial Mortgage Pass-Through Certificates
          100     5.96%, 06/10/2046 (L)...........................   $    99
                Honda Auto Receivables Owner Trust
           70     5.25%, 08/18/2009...............................        70

--------------------------------------------------------------------------------

  PRINCIPAL                                                          MARKET
   AMOUNT                                                           VALUE (W)
-------------                                                       ---------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- (CONTINUED)
                FINANCE -- (CONTINUED)
                LB-UBS Commercial Mortgage Trust
$         150     5.35%, 11/15/2038...............................       144
                Long Beach Auto Receivables Trust
          100     5.03%, 01/15/2014...............................        99
                Merrill Lynch Mortgage Trust
          100     5.80%, 05/12/2039 (L)...........................       100
                Morgan Stanley Capital I
          100     5.23%, 09/15/2042...............................        96
           85     5.45%, 02/12/2044 (L)...........................        82
                Nissan Auto Lease Trust
          100     5.10%, 07/16/2012...............................       100
                Peco Energy Transition Trust
           75     6.52%, 12/31/2010...............................        78
                Providian Gateway Master Trust
          100     3.65%, 11/15/2011 (I)...........................       100
                PSE&G Transition Funding LLC
          100     6.45%, 03/15/2013...............................       104
                                                                     -------
                                                                       1,621
                                                                     -------
                HEALTH CARE -- 0.0%
                CVS Lease Pass-Through Trust
           20     6.04%, 12/10/2028 (I)...........................        20
                                                                     -------
                Total asset & commercial
                  mortgage backed securities
                  (cost $1,667)...................................   $ 1,641
                                                                     -------
CORPORATE BONDS: INVESTMENT GRADE -- 32.2%
                BASIC MATERIALS -- 1.3%
                Agrium, Inc.
           30     7.13%, 05/23/2036...............................        30
                Alto Parana S.A.
           25     6.38%, 06/09/2017 (I)...........................        25
                Codelco, Inc.
          100     4.75%, 10/15/2014...............................        93
                Commercial Metals Co.
           70     6.50%, 07/15/2017...............................        71
                Cytec Industries, Inc.
           50     6.00%, 10/01/2015...............................        48
                Inco Ltd.
           30     7.20%, 09/15/2032...............................        30
           45     7.75%, 05/15/2012...............................        48
                Methanex Corp.
           20     8.75%, 08/15/2012...............................        22
                Pactiv Corp.
           20     5.88%, 07/15/2012...............................        20
                Temple-Inland, Inc.
           40     6.38%, 01/15/2016...............................        39
                Vale Overseas Ltd.
            5     6.25%, 01/23/2017...............................   $     5
            5     6.88%, 11/21/2036...............................         5
                Yara International ASA
           45     5.25%, 12/15/2014 (I)...........................        43
                                                                     -------
                                                                         479
                                                                     -------

  PRINCIPAL                                                          MARKET
   AMOUNT                                                           VALUE (W)
-------------                                                       ---------
                CAPITAL GOODS -- 0.8%
                Goodrich Co.
$          35     6.29%, 07/01/2016...............................        36
                Hutchison Whampoa International Ltd.
          100     5.45%, 11/24/2010 (I)...........................        99
                Tyco International Group S.A.
           25     6.75%, 02/15/2011...............................        26
                Xerox Corp.
           60     5.50%, 05/15/2012...............................        59
           60     6.40%, 03/15/2016...............................        60
                                                                     -------
                                                                         280
                                                                     -------
                CONSUMER CYCLICAL -- 1.3%
                Altria Group, Inc.
           30     7.00%, 11/04/2013...............................        32
                Avnet, Inc.
           50     6.63%, 09/15/2016...............................        51
                D.R. Horton, Inc.
           20     6.88%, 05/01/2013...............................        19
           35     8.00%, 02/01/2009...............................        35
                DaimlerChrysler NA Holdings Corp.
           10     4.05%, 06/04/2008...............................        10
           30     5.75%, 05/18/2009...............................        30
           80     6.50%, 11/15/2013...............................        82
           60     8.50%, 01/18/2031...............................        74
                Energy Transfer Partners
           25     6.63%, 10/15/2036...............................        24
                J. C. Penney Co., Inc.
            5     5.75%, 02/15/2018...............................         5
           20     6.38%, 10/15/2036...............................        18
                Pulte Homes, Inc.
           70     7.88%, 08/01/2011...............................        71
                Ryland Group, Inc.
           15     6.88%, 06/15/2013...............................        15
                                                                     -------
                                                                         466
                                                                     -------
                CONSUMER STAPLES -- 1.6%
                Cargill, Inc.
           50     3.63%, 03/04/2009 (I)...........................        49
                Cia Brasileira de Bebidas
           75     8.75%, 09/15/2013...............................        84
                Coca-Cola Enterprises, Inc.
           45     6.70%, 10/15/2036...............................        48
                ConAgra Foods, Inc.
           25     7.00%, 10/01/2028...............................        25
                Kraft Foods, Inc.
           75     4.13%, 11/12/2009...............................   $    73
           10     6.25%, 06/01/2012...............................        10
                Miller Brewing Co.
           20     4.25%, 08/15/2008 (I)...........................        20
                PepsiAmericas, Inc.
           35     4.88%, 01/15/2015...............................        33
                SABMiller plc
           80     6.20%, 07/01/2011 (I)...........................        82
                Tyson Foods, Inc.
           90     6.85%, 04/01/2016...............................        91

 THE HARTFORD BALANCED INCOME FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                          MARKET
   AMOUNT                                                           VALUE (W)
-------------                                                       ---------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
                CONSUMER STAPLES -- (CONTINUED)
                Unilever Capital Corp.
$          50     7.13%, 11/01/2010...............................        53
                Weyerhaeuser Co.
           30     6.75%, 03/15/2012...............................        31
           10     7.38%, 03/15/2032...............................        10
                                                                     -------
                                                                         609
                                                                     -------
                ENERGY -- 1.4%
                Amerada Hess Corp.
           65     7.88%, 10/01/2029...............................        74
                Atmos Energy Corp.
           40     6.35%, 06/15/2017...............................        41
                Canadian National Resources Ltd.
           30     5.70%, 05/15/2017...............................        29
           50     6.25%, 03/15/2038...............................        48
                ConocoPhillips Holding Co.
           50     6.95%, 04/15/2029...............................        55
                Pemex Project Funding Master Trust
           20     5.75%, 12/15/2015...............................        19
           10     7.16%, 10/15/2009 (K)(L)........................        10
                Phillips Petroleum Co.
           30     8.75%, 05/25/2010...............................        33
                Valero Energy Corp.
           80     7.50%, 04/15/2032...............................        87
                Weatherford International Ltd.
           65     6.50%, 08/01/2036...............................        63
                XTO Energy, Inc.
           45     7.50%, 04/15/2012...............................        48
                                                                     -------
                                                                         507
                                                                     -------
                FINANCE -- 13.4%
                Ace Capital Trust II
           40     9.70%, 04/01/2030...............................        50
                Allied World Assurance
           50     7.50%, 08/01/2016...............................        52
                Allstate Finance Global Fund II
           30     4.25%, 02/26/2010...............................        29
                American General Finance Corp.
           20     4.00%, 03/15/2011...............................        19
           80     4.63%, 05/15/2009...............................        79
                Ameriprise Financial, Inc.
           45     5.35%, 11/15/2010...............................   $    45
           20     5.65%, 11/15/2015...............................        20
                Avalonbay Communities, Inc.
           25     7.50%, 08/01/2009...............................        26
                Axa S.A.
           45     8.60%, 12/15/2030...............................        53
                BAC Capital Trust VI
           20     5.63%, 03/08/2035...............................        18
                Banco Mercantil del Norte S.A.
           10     6.14%, 10/13/2016 (I)...........................        10
                Bank of America Corp.
          220     5.25%, 12/01/2015...............................       211
          200     5.42%, 03/15/2017...............................       191
           50     7.25%, 10/15/2025...............................        54

  PRINCIPAL                                                          MARKET
   AMOUNT                                                           VALUE (W)
-------------                                                       ---------
                FINANCE -- (CONTINUED)
                Brandywine Operating Partnership
$          15     5.70%, 05/01/2017...............................        14
           50     5.75%, 04/01/2012...............................        50
                Camden Property Trust
           35     4.38%, 01/15/2010...............................        34
                Capmark Financial Group
           40     5.88%, 05/10/2012 (I)...........................        37
           10     6.30%, 05/10/2017 (I)...........................         9
                Chevy Chase Bank
           10     6.88%, 12/01/2013...............................        10
                CIT Group, Inc.
           20     5.80%, 07/28/2011...............................        20
           80     5.85%, 09/15/2016...............................        76
                Citigroup, Inc.
          105     5.00%, 09/15/2014...............................       100
          140     5.63%, 08/27/2012...............................       140
          185     6.00%, 10/31/2033...............................       177
                Colonial Realty L.P.
           35     6.05%, 09/01/2016...............................        34
                Countrywide Financial Corp.
           65     5.80%, 06/07/2012...............................        63
           25     6.25%, 05/15/2016...............................        24
                Countrywide Home Loans, Inc.
           15     4.00%, 03/22/2011...............................        14
                Credit Suisse First Boston USA, Inc.
           20     4.88%, 08/15/2010...............................        20
           80     5.13%, 08/15/2015...............................        76
                Developers Diversified Realty Corp.
           50     5.00%, 05/03/2010...............................        49
                Discover Financial Services, Inc.
           10     6.45%, 06/12/2017 (I)...........................        10
                Duke-Weeks Realty
           50     7.75%, 11/15/2009...............................        52
                Equity One, Inc.
           65     6.00%, 09/15/2017 (I)...........................        64
                ERP Operating L.P.
           10     4.75%, 06/15/2009...............................   $    10
           40     6.95%, 03/02/2011...............................        42
                Everest Reinsurance Holdings, Inc.
           20     8.75%, 03/15/2010...............................        21
                Farmers Exchange Capital
          100     7.05%, 07/15/2028 (I)...........................        93
                Goldman Sachs Group, Inc.
           55     5.63%, 01/15/2017...............................        52
          170     6.45%, 05/01/2036...............................       161
           50     6.60%, 01/15/2012...............................        52
           80     6.65%, 05/15/2009...............................        82
                HBOS plc
           50     6.00%, 11/01/2033 (I)...........................        48
                Health Care Property Investors, Inc.
           20     5.65%, 12/15/2013...............................        19
           10     6.00%, 01/30/2017...............................        10
           20     6.30%, 09/15/2016...............................        20
                HSBC Finance Corp.
          145     6.75%, 05/15/2011...............................       151

--------------------------------------------------------------------------------

  PRINCIPAL                                                          MARKET
   AMOUNT                                                           VALUE (W)
-------------                                                       ---------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
                FINANCE -- (CONTINUED)
                International Lease Finance Corp.
$          20     5.63%, 09/20/2013...............................        20
           80     6.38%, 03/15/2009...............................        81
                Janus Capital Group, Inc.
           60     6.70%, 06/15/2017...............................        61
                John Deere Capital Corp.
           30     5.40%, 04/07/2010...............................        30
                JP Morgan Chase & Co.
           55     5.13%, 09/15/2014...............................        52
           50     5.88%, 03/15/2035...............................        45
          210     6.75%, 02/01/2011...............................       219
                Kimco Realty Corp.
           30     5.78%, 03/15/2016...............................        30
                Lazard Group
           80     6.85%, 06/15/2017 (I)...........................        80
                Liberty Mutual Group, Inc.
           60     5.75%, 03/15/2014 (I)...........................        58
           30     7.50%, 08/15/2036 (I)...........................        30
                Liberty Property L.P.
           10     5.50%, 12/15/2016...............................        10
           25     7.75%, 04/15/2009...............................        26
           10     8.50%, 08/01/2010...............................        11
                Lincoln National Corp.
           35     6.15%, 04/07/2036...............................        34
                Merrill Lynch & Co., Inc.
          100     6.05%, 05/16/2016...............................        99
          100     6.22%, 09/15/2026...............................        94
                Metlife, Inc.
           25     6.13%, 12/01/2011...............................        26
                Mizuho Financial Group, Inc.
          100     5.79%, 04/15/2014 (I)...........................        99
                Morgan Stanley
           10     3.63%, 04/01/2008...............................        10
          245     4.75%, 04/01/2014...............................       230
          100     5.45%, 01/09/2017...............................        95
                Prudential Financial, Inc.
           60     5.90%, 03/17/2036...............................   $    56
           30     6.10%, 06/15/2017...............................        30
                Regency Centers L.P.
           30     5.25%, 08/01/2015...............................        29
           15     5.88%, 06/15/2017...............................        15
                Reinsurance Group of America, Inc.
           60     5.63%, 03/15/2017...............................        58
                Residential Capital Corp.
           40     6.50%, 06/01/2012...............................        36
                Simon Property Group L.P.
           20     4.88%, 08/15/2010...............................        20
           45     5.38%, 06/01/2011...............................        45
                Symetra Financial Corp.
           20     6.13%, 04/01/2016 (I)...........................        20
                Travelers Property Casualty Corp.
           10     6.38%, 03/15/2033...............................        10
                Trustreet Properties, Inc.
           80     7.50%, 04/01/2015...............................        86

  PRINCIPAL                                                          MARKET
 AMOUNT (B)                                                         VALUE (W)
-------------                                                       ---------
                FINANCE -- (CONTINUED)
                UFJ Finance Aruba AEC
$         100     6.75%, 07/15/2013...............................       104
                United Dominion Realty Trust, Inc.
           20     6.05%, 06/01/2013...............................        20
                UnitedHealth Group, Inc.
           10     3.38%, 08/15/2007...............................        10
           25     5.38%, 03/15/2016...............................        24
                Unitrin, Inc.
           40     6.00%, 05/15/2017...............................        40
                Wachovia Corp.
           55     4.88%, 02/15/2014...............................        52
           20     5.63%, 10/15/2016...............................        19
                Westfield Group
           60     5.40%, 10/01/2012 (I)...........................        59
                Willis North America, Inc.
           45     6.20%, 03/28/2017...............................        45
                WR Berkley Corp.
           25     5.88%, 02/15/2013...............................        25
                XL Capital Europe plc
           25     6.50%, 01/15/2012...............................        26
                                                                     -------
                                                                       4,960
                                                                     -------
                FOREIGN GOVERNMENTS -- 2.1%
                Hungary (Republic of)
   HUF 11,200     6.75%, 04/12/2010...............................        60
                Malaysia Government
    MYR   625     3.47%, 11/01/2007 (M)...........................       179
                Russian Federation Government
           40     3.00%, 05/14/2008...............................        39
          244     7.50%, 03/31/2030 (K)...........................       266
           20     12.75%, 06/24/2028 (K)..........................        35
                South Africa (Republic of)
           10     7.38%, 04/25/2012...............................        11
                United Mexican States
            6     5.63%, 01/15/2017...............................         6
           69     6.75%, 09/27/2034...............................        73
                United Mexican States
   MXP  1,225     9.00%, 12/24/2009 -- 12/22/2011.................   $   115
                                                                     -------
                                                                         784
                                                                     -------
                HEALTH CARE -- 0.9%
                Amerisource Bergen Corp.
           25     5.63%, 09/15/2012...............................        24
           40     5.88%, 09/15/2015...............................        38
                CVS Caremark Corp.
          135     5.75%, 06/01/2017...............................       129
                Encysive Pharmaceuticals, Inc.
            9     2.50%, 03/15/2012 (X)...........................         7
                Laboratory Corp.
           20     5.63%, 12/15/2015...............................        19
                Quest Diagnostics, Inc.
           65     6.95%, 07/01/2037...............................        67
                Schering-Plough Corp.
           40     6.75%, 12/01/2033...............................        43
                                                                     -------
                                                                         327
                                                                     -------

 THE HARTFORD BALANCED INCOME FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                          MARKET
 AMOUNT (B)                                                         VALUE (W)
-------------                                                       ---------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
                SERVICES -- 2.4%
                CBS Corp.
$          55     7.70%, 07/30/2010...............................        58
           20     7.88%, 07/30/2030...............................        20
                Clear Channel Communication, Inc.
           80     7.65%, 09/15/2010...............................        80
                Comcast Corp.
            5     5.50%, 03/15/2011...............................         5
           30     6.45%, 03/15/2037...............................        29
           10     6.50%, 11/15/2035...............................        10
           65     7.05%, 03/15/2033...............................        66
                COX Communications, Inc.
           10     5.88%, 12/01/2016 (I)...........................        10
           30     6.45%, 12/01/2036 (I)...........................        28
           90     7.13%, 10/01/2012...............................        94
                Electronic Data Systems Corp.
           40     7.45%, 10/15/2029...............................        40
                Harrah's Operating Co., Inc.
           10     5.50%, 07/01/2010...............................         9
           25     5.63%, 06/01/2015...............................        18
                News America, Inc.
           30     6.20%, 12/15/2034...............................        28
           30     6.40%, 12/15/2035...............................        28
           25     7.28%, 06/30/2028...............................        26
                Time Warner Entertainment Co. L.P.
           25     7.25%, 09/01/2008...............................        25
           30     8.38%, 03/15/2023...............................        35
                Time Warner, Inc.
           30     5.50%, 11/15/2011...............................        30
           10     6.50%, 11/15/2036...............................         9
           60     6.75%, 04/15/2011...............................        62
           70     7.63%, 04/15/2031...............................        75
                Viacom, Inc.
           50     5.75%, 04/30/2011...............................        50
           65     6.25%, 04/30/2016...............................        63
                Wyndham Worldwide
           10     6.00%, 12/01/2016...............................   $     9
                                                                     -------
                                                                         907
                                                                     -------
                TECHNOLOGY -- 4.6%
                AT&T, Inc.
           10     5.10%, 09/15/2014...............................         9
           85     5.30%, 11/15/2010...............................        85
          140     6.15%, 09/15/2034...............................       134
                Baltimore Gas and Electric
           80     6.35%, 10/01/2036 (I)...........................        79
                Bellsouth Corp.
           30     5.20%, 09/15/2014...............................        29
                British Telecommunications plc
           35     8.62%, 12/15/2010 (L)...........................        38
           20     9.12%, 12/15/2030 (L)...........................        26
                Cingular Wireless Services, Inc.
           35     7.88%, 03/01/2011...............................        38
          120     8.75%, 03/01/2031...............................       148

  PRINCIPAL                                                          MARKET
   AMOUNT                                                           VALUE (W)
-------------                                                       ---------
                TECHNOLOGY -- (CONTINUED)
                Comcast Cable Communications Holdings, Inc.
$          75     8.38%, 03/15/2013...............................        84
                Comcast Cable Communications, Inc.
           45     6.75%, 01/30/2011...............................        47
                Deutsche Telekom International Finance B.V.
           55     8.00%, 06/15/2010 (L)...........................        59
          100     8.25%, 06/15/2030...............................       120
                Embarq Corp.
           40     7.08%, 06/01/2016...............................        40
                France Telecom S.A.
           30     7.75%, 03/01/2011 (L)...........................        32
           35     8.50%, 03/01/2031...............................        44
                Sprint Capital Corp.
           70     6.13%, 11/15/2008...............................        70
           30     8.38%, 03/15/2012...............................        33
                Telecom Italia Capital
           10     5.25%, 10/01/2015...............................         9
           30     6.00%, 09/30/2034...............................        26
          125     6.20%, 07/18/2011...............................       126
                Telefonica Europe B.V.
           45     7.75%, 09/15/2010...............................        48
           60     8.25%, 09/15/2030...............................        68
                Time Warner Cable, Inc.
           60     6.55%, 05/01/2037 (I)...........................        57
                Verizon Global Funding Corp.
          115     7.25%, 12/01/2010...............................       121
          125     7.75%, 12/01/2030...............................       138
                                                                     -------
                                                                       1,708
                                                                     -------
                TRANSPORTATION -- 0.2%
                American Airlines, Inc.
           32     3.86%, 07/09/2010...............................        31
                Continental Airlines, Inc.
           20     5.98%, 04/19/2022...............................   $    19
           10     6.90%, 04/19/2022...............................        10
                                                                     -------
                                                                          60
                                                                     -------
                UTILITIES -- 2.2%
                AES Panama S.A.
           10     6.35%, 12/21/2016 (I)...........................        10
                American Electric Power Co., Inc.
           30     5.38%, 03/15/2010...............................        30
                CenterPoint Energy Resources Corp.
           25     7.75%, 02/15/2011...............................        27
                Dominion Resources, Inc.
           81     6.25%, 06/30/2012...............................        83
                Duke Capital LLC
           55     7.50%, 10/01/2009...............................        57
                Duke Energy Field Services
           10     6.45%, 11/03/2036 (I)...........................        10
                El Paso Natural Gas Co.
           70     5.95%, 04/15/2017 (I)...........................        68
                Exelon Generation Co. LLC
           45     6.95%, 06/15/2011...............................        47

--------------------------------------------------------------------------------

  PRINCIPAL                                                          MARKET
   AMOUNT                                                           VALUE (W)
-------------                                                       ---------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
                UTILITIES -- (CONTINUED)
                Kinder Morgan Energy Partners L.P.
$          40     6.75%, 03/15/2011...............................        41
           10     7.30%, 08/15/2033...............................        10
                Midamerican Energy Holdings Co.
           80     6.13%, 04/01/2036...............................        76
                Nisource Finance Corp.
           10     5.25%, 09/15/2017...............................         9
           60     7.88%, 11/15/2010...............................        64
                Ohio Power Co.
           40     5.30%, 11/01/2010...............................        40
                Peco Energy Co.
           20     5.70%, 03/15/2037...............................        19
                Progress Energy, Inc.
           50     6.85%, 04/15/2012...............................        52
                PSEG Power LLC
           10     8.63%, 04/15/2031...............................        12
                Taqa Abu Dhabi National
          100     6.50%, 10/27/2036 (I)...........................        99
                Union Electric Co.
           45     6.40%, 06/15/2017...............................        46
                                                                     -------
                                                                         800
                                                                     -------
                Total corporate bonds: investment grade
                  (cost $12,105)..................................   $11,887
                                                                     -------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 9.3%
                BASIC MATERIALS -- 0.7%
                Freeport-McMoRan Copper & Gold, Inc.
           30     8.38%, 04/01/2017...............................   $    31
            5     8.56%, 04/01/2015 (L)...........................         5
                Georgia Gulf Corp.
           10     9.50%, 10/15/2014...............................   $     9
                Georgia-Pacific Corp.
           25     7.13%, 01/15/2017 (I)...........................        23
           10     8.13%, 05/15/2011...............................        10
                Hawk Corp.
           15     8.75%, 11/01/2014...............................        15
                Koppers Holdings, Inc.
           15     8.93%, 11/15/2014 (M)...........................        13
                Massey Energy Co.
           10     6.63%, 11/15/2010...............................         9
                Novelis, Inc.
           30     7.25%, 02/15/2015...............................        30
                Peabody Energy Corp.
           10     6.88%, 03/15/2013...............................        10
           15     7.38%, 11/01/2016...............................        15
                RathGibson, Inc.
           10     11.25%, 02/15/2014..............................        10
                RBS Global & Rexnord Corp.
           20     9.50%, 08/01/2014...............................        19
                Texas Industries, Inc.
           20     7.25%, 07/15/2013...............................        20

  PRINCIPAL                                                          MARKET
   AMOUNT                                                           VALUE (W)
-------------                                                       ---------
                BASIC MATERIALS -- (CONTINUED)
                Tube City IMS Corp.
$          15     9.75%, 02/01/2015...............................        15
                Vitro S.A.
           10     9.13%, 02/01/2017 (I)...........................        10
                                                                     -------
                                                                         244
                                                                     -------
                CAPITAL GOODS -- 0.3%
                Blount, Inc.
           10     8.88%, 08/01/2012...............................         9
                ESCO Corp.
           15     8.63%, 12/15/2013 (I)...........................        15
                Goodman Global Holding Co.
           20     7.88%, 12/15/2012...............................        20
                GSI Group, Inc.
           30     12.00%, 05/15/2013..............................        35
                Hawker Beechcraft Acquisition Co.
           10     9.75%, 04/01/2017 (I)...........................        10
                Transdigm, Inc.
           10     7.75%, 07/15/2014 (I)...........................        10
                Vought Aircraft Industries, Inc.
           10     8.00%, 01/15/2011...............................         9
                                                                     -------
                                                                         108
                                                                     -------
                CONSUMER CYCLICAL -- 0.4%
                Alliance One International, Inc.
           10     11.00%, 05/15/2012..............................        11
                Aramark Corp.
            5     8.50%, 02/01/2015 (I)...........................         5
           15     8.86%, 02/01/2015 (I)(L)........................        14
                AutoNation, Inc.
           20     7.36%, 04/15/2013 (L)...........................   $    19
                Buffalo Thunder
           10     9.38%, 12/15/2014 (I)...........................         9
                Building Materials Corp. of America
            5     7.75%, 08/01/2014...............................         4
                Dollarama Group L.P.
           20     8.88%, 08/15/2012...............................        20
                General Motors Corp.
           20     8.38%, 07/15/2033...............................        16
                IKON Office Solutions, Inc.
           25     7.75%, 09/15/2015...............................        24
                K. Hovnanian Enterprises, Inc.
           10     8.88%, 04/01/2012...............................         8
                Lazydays RV Center, Inc.
            5     11.75%, 05/15/2012..............................         5
                Standard Pacific Corp.
           10     7.00%, 08/15/2015...............................         8
                TRW Automotive, Inc.
           20     7.00%, 03/15/2014 (I)...........................        19
                                                                     -------
                                                                         162
                                                                     -------

 THE HARTFORD BALANCED INCOME FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                          MARKET
   AMOUNT                                                           VALUE (W)
-------------                                                       ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
                CONSUMER STAPLES -- 0.1%
                Constellation Brands, Inc.
$          15     7.25%, 05/15/2017 (I)...........................        14
                Land O'Lakes Capital Trust
           15     7.45%, 03/15/2028 (I)...........................        13
                Pilgrim's Pride Corp.
           22     8.38%, 05/01/2017...............................        21
                                                                     -------
                                                                          48
                                                                     -------
                ENERGY -- 0.4%
                Chesapeake Energy Corp.
           25     6.50%, 08/15/2017...............................        23
                Delta Petroleum Corp.
           10     7.00%, 04/01/2015...............................         9
                Dune Energy, Inc.
           10     10.50%, 06/01/2012 (I)..........................         9
                Exco Resources, Inc.
           15     7.25%, 01/15/2011...............................        15

  PRINCIPAL                                                          MARKET
   AMOUNT                                                           VALUE (W)
-------------                                                       ---------
                ENERGY -- (CONTINUED)
                OPTI Canada, Inc.
$          15     7.88%, 12/15/2014 (I)...........................        15
           10     8.25%, 12/15/2014 (I)...........................        10
                Petrohawk Energy Corp.
           20     9.13%, 07/15/2013...............................        21
                Petroleos de Venezuela S.A.
           50     5.25%, 04/12/2017...............................        37
                Range Resources Corp.
           10     6.38%, 03/15/2015...............................         9
                Whiting Petroleum Corp.
           10     7.25%, 05/01/2012...............................         9
                                                                     -------
                                                                         157
                                                                     -------
                FINANCE -- 0.9%
                Avis Budget Car Rental LLC
           15     7.86%, 05/15/2014 (L)...........................   $    14
                Bancolombia S.A.
           25     6.88%, 05/25/2017...............................        23
                Ford Motor Credit Co.
           20     8.63%, 11/01/2010...............................        19
           30     9.81%, 04/15/2012 (L)...........................        31
                General Motors Acceptance Corp.
           25     6.88%, 09/15/2011 -- 08/28/2012.................        23
           10     7.25%, 03/02/2011...............................         9
           30     8.00%, 11/01/2031...............................        28
                Hertz Corp.
           20     8.88%, 01/01/2014...............................        20
                Kar Holdings, Inc.
           20     10.00%, 05/01/2015 (I)..........................        18
                Movie Gallery, Inc.
            5     11.00%, 05/01/2012..............................         1
                Nexstar Financial Holdings LLC
            5     7.59%, 04/01/2013 (M)...........................         5
                Provident Financing Trust I
           20     7.41%, 03/15/2038...............................        20
                Rental Service Corp.
           20     9.50%, 12/01/2014 (I)...........................        20
                Sphynx Captial Markets
   EUR     38     10.25%, 01/30/2010..............................        52
                Sunstate Equipment Co.
           25     10.50%, 04/01/2013 (I)..........................        25
                United Rentals North America, Inc.
           10     7.00%, 02/15/2014...............................        10
                Universal Hospital Services
           10     8.50%, 06/01/2015 (I)...........................         9
                Yankee Acquisition Corp.
           10     8.50%, 02/15/2015...............................         9
                                                                     -------
                                                                         336
                                                                     -------

                FOREIGN GOVERNMENTS -- 3.2%
                Argentina (Republic of)
   EUR     10     1.20%, 12/31/2038...............................         5
   ARS     80     2.00%, 09/30/2014 -- 02/04/2018.................        20
           50     5.48%, 08/03/2012 (L)...........................        46
   ARS     30     5.83%, 12/31/2033...............................         8
           45     7.00%, 03/28/2011 -- 04/17/2017.................        39
            6     8.28%, 12/31/2033...............................         5
   ARS     45     10.27%, 02/20/2008 (L)..........................        14
   ARS    200     10.33%, 02/20/2008 (L)..........................        65
                Brazil (Republic of)
          100     6.00%, 01/17/2017...............................        97
           15     7.88%, 03/07/2015...............................        16
           45     8.25%, 01/20/2034...............................        54
           50     8.88%, 10/14/2019...............................        59
   BRL     70     10.00%, 01/01/2014 -- 01/01/2017................        59
                Colombia (Republic of)
           25     8.25%, 12/22/2014...............................        28
   COP  9,000     9.85%, 06/28/2027...............................         5
           25     10.38%, 01/28/2033..............................        36
                Costa Rica (Republic of)
            5     8.05%, 01/31/2013 (K)...........................   $     5
           35     9.34%, 05/15/2009...............................        37
            5     10.00%, 08/01/2020 (K)..........................         6
                Ecuador (Republic of)
           10     10.00%, 08/15/2030 (K)..........................         8
                Egypt Government
   EGP    250     7.01%, 08/28/2007 (M)...........................        44
   EGP    325   7.11%, 08/21/2007 (M).............................        57
                Indonesia Government
  IDR 300,000     11.00%, 11/15/2020..............................        36
                Panama (Republic of)
            5     6.70%, 01/26/2036...............................         5
           15     7.25%, 03/15/2015...............................        16
           20     9.38%, 07/23/2012...............................        23
                Peru (Republic of)
           19     6.55%, 03/14/2037...............................        19
           10     8.75%, 11/21/2033...............................        13
                Philippines (Republic of)
           85     9.38%, 01/18/2017...............................        99
                Turkey (Republic of)
           10     6.88%, 03/17/2036...............................         9
           90     7.25%, 03/15/2015...............................        91
           20     9.50%, 01/15/2014...............................        23

--------------------------------------------------------------------------------

  PRINCIPAL                                                          MARKET
 AMOUNT (B)                                                         VALUE (W)
-------------                                                       ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
                FOREIGN GOVERNMENTS -- (CONTINUED)
                Uruguay (Republic of)
   UYU    185     3.70%, 06/26/2037...............................         7
$          10     7.63%, 03/21/2036...............................        11
                Venezuela (Republic of)
           70     5.75%, 02/26/2016...............................        59
            5     6.36%, 04/20/2011 (L)...........................         5
           45     7.65%, 04/21/2025...............................        41
           30     8.50%, 10/08/2014...............................        30
                                                                     -------
                                                                       1,200
                                                                     -------

  PRINCIPAL                                                          MARKET
 AMOUNT (B)                                                         VALUE (W)
-------------                                                       ---------
                HEALTH CARE -- 0.5%
                Advanced Medical Optics, Inc.
$          30     7.50%, 05/01/2017...............................        27
                Angiotech Pharmaceuticals, Inc.
           15     7.75%, 04/01/2014...............................        14
                Community Health Systems, Inc.
           10     8.88%, 07/15/2015 (I)...........................        10
                Elan Financial plc
           20     7.75%, 11/15/2011...............................        19
           20     9.36%, 11/15/2011 (L)...........................        20
                HCA, Inc.
           40     9.63%, 11/15/2016 (I)...........................        40
                LifePoint Hospitals, Inc.
            5     3.50%, 05/15/2014 (X)...........................         4
                Mylan Laboratories, Inc.
           15     6.38%, 08/15/2015...............................   $    15
                Rite Aid Corp.
           10     7.50%, 03/01/2017...............................         9
                Tenet Healthcare Corp.
           15     9.88%, 07/01/2014...............................        13
                                                                     -------
                                                                         171
                                                                     -------

                SERVICES -- 1.3%
                Allied Waste North America, Inc.
            5     6.50%, 11/15/2010...............................         5
                AMC Entertainment, Inc.
           30     8.00%, 03/01/2014...............................        27
                Bonten Media Acquisition
           15     9.00%, 06/01/2015 (I)...........................        14
                Carriage Services, Inc.
           15     7.88%, 01/15/2015...............................        15
                Clarke American Corp.
            5     9.50%, 05/15/2015...............................         5
                Coleman Cable, Inc.
           25     9.88%, 10/01/2012 (I)...........................        26
                CSC Holdings, Inc.
           30     7.63%, 07/15/2018...............................        27
                Idearc, Inc.
           35     8.00%, 11/15/2016...............................        33
                Lamar Media Corp.
           15     7.25%, 01/01/2013...............................        14
                Liberty Media Corp.
           30     7.88%, 07/15/2009...............................        31
           10     8.50%, 07/15/2029...............................        10
                Majestic Star LLC/Capital II
           15     9.75%, 01/15/2011...............................        14
                Marquee Holdings, Inc.
           10     8.92%, 08/15/2014 (M)...........................         9
                Medianews Group, Inc.
           10     6.38%, 04/01/2014...............................         8
                MGM Mirage, Inc.
           10     8.50%, 09/15/2010...............................        10
                OED Corp./Diamond Jo LLC
           20     8.75%, 04/15/2012...............................        20
                Open Solutions, Inc.
           20     9.75%, 02/01/2015 (I)...........................        19
                Park Place Entertainment Corp.
           20     8.13%, 05/15/2011...............................        19
                RH Donnelley Corp.
           40     6.88%, 01/15/2013...............................        36
                Seminole Hard Rock Entertainment
           10     7.86%, 03/15/2014 (I)(L)........................        10
                Sensata Technologies
           10     8.00%, 05/01/2014...............................         9
                Service Corp. International
           20     7.00%, 06/15/2017...............................        18
                Six Flags, Inc.
           10     8.88%, 02/01/2010...............................         9
                SunGard Data Systems, Inc.
           20     9.13%, 08/15/2013...............................   $    20
           12     10.25%, 08/15/2015..............................        12
                Virgin River Casino Corp.
           25     9.00%, 01/15/2012...............................        24
                Warner Music Acquistion Corp.
           15     7.38%, 04/15/2014...............................        13
                West Corp.
           20     11.00%, 10/15/2016..............................        20
                                                                     -------
                                                                         477
                                                                     -------

                TECHNOLOGY -- 0.8%
                Actuant Corp.
           10     6.88%, 06/15/2017 (I)...........................         9
                ALH Finance Corp.
           25     8.50%, 01/15/2013...............................        24
                Canwest Mediaworks L.P.
           20     9.25%, 08/01/2015 (I)...........................        19
                CCH II Holdings LLC/ CCH II Capital
           15     10.25%, 10/01/2013..............................        15
                Celestica, Inc.
           10     7.88%, 07/01/2011...............................         9
                Charter Communications Operating LLC
           40     8.00%, 04/30/2012 (I)...........................        39
                Deluxe Corp.
           20     7.38%, 06/01/2015...............................        20
                Dobson Cellular Systems
           10     8.38%, 11/01/2011...............................        11
                Freescale Semiconductor, Inc.
           25     10.13%, 12/15/2016 (I)..........................        22
                Intelsat Intermediate
           20     8.49%, 02/01/2015 (M)...........................        16

 THE HARTFORD BALANCED INCOME FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                          MARKET
   AMOUNT                                                           VALUE (W)
-------------                                                       ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
                TECHNOLOGY -- (CONTINUED)
                Mediacom Broadband LLC
$          20     8.50%, 10/15/2015...............................        19
                PanAmSat Corp.
           10     9.00%, 08/15/2014...............................        10
                PGS Solutions, Inc.
           15     9.63%, 02/15/2015 (I)...........................        14
                Qwest Corp.
           10     7.63%, 06/15/2015...............................        10
                Sanmina-Sci Corp.
           30     8.11%, 06/15/2010 (I)(L)........................        30
                Windstream Corp.
           20     8.13%, 08/01/2013...............................        20
                                                                     -------
                                                                         287
                                                                     -------
                TRANSPORTATION -- 0.2%
                American Rail Car Industries, Inc.
           10     7.50%, 03/01/2014...............................        10
                Continental Airlines, Inc.
           33     9.80%, 04/01/2021...............................        35
                Ultrapetrol Bahamas Ltd.
           10     9.00%, 11/24/2014...............................        10
                                                                     -------
                                                                          55
                                                                     -------
                UTILITIES -- 0.5%
                Aquila, Inc.
           20     14.88%, 07/01/2012..............................   $    25
                CIA Transporte Energia
            5     8.88%, 12/15/2016 (I)...........................         5
                Edison Mission Energy
           15     7.50%, 06/15/2013...............................        14
                National Power Corp.
           35     9.61%, 08/23/2011 (L)...........................        39
           35     9.88%, 03/16/2010...............................        37
                NRG Energy, Inc.
           40     7.38%, 01/15/2017...............................        39
                TXU Corp.
           20     6.50%, 11/15/2024...............................        16
                                                                     -------
                                                                         175
                                                                     -------
                Total corporate bonds: non-investment grade
                  (cost $3,538)...................................   $ 3,420
                                                                     -------
U.S. GOVERNMENT SECURITIES -- 5.2%
                U.S. TREASURY SECURITIES -- 5.2%
                U.S. TREASURY BONDS:
          450     6.00%, 2026 (S).................................   $   503
                                                                     -------
                U.S. TREASURY NOTES:
          500     2.63%, 2008.....................................       491
          900     5.13%, 2011.....................................       918
                                                                     -------
                                                                       1,409
                                                                     -------
                Total U.S. government securities
                  (cost $1,899)...................................   $ 1,912
                                                                     -------
  CONTRACTS
-------------
CALL OPTIONS PURCHASED -- 0.0%
                LONG CALL EQUITY OPTION CONTRACT -- 0.0%
                Turkey Call Option
           25     Expiration: August, 2007, Exercise
                    Price: $95.50.................................   $    --
                                                                     -------
                Total call options purchased
                  (cost $0).......................................   $    --
                                                                     -------
PUT OPTIONS PURCHASED -- 0.0%
                LONG PUT EQUITY OPTION CONTRACT -- 0.0%
                Turkey Put Option
           15     Expiration: September, 2007, Exercise
                    Price: $154.00................................   $     1
                                                                     -------
                Total put options purchased
                  (cost $1).......................................   $     1
                                                                     -------
                Total long-term investments
                  (cost $35,027)..................................   $35,113
                                                                     -------
  PRINCIPAL                                                          MARKET
   AMOUNT                                                           VALUE (W)
-------------                                                       ---------
SHORT-TERM INVESTMENTS -- 3.8%
                REPURCHASE AGREEMENTS -- 3.8%
                Deutsche Bank Securities Joint Repurchase
                  Agreement (maturing on 08/01/2007 in the amount
                  of $2, collateralized by FHLMC 5.00 % -- 6.50%
                  2021 -- 2037 value of $2)
$           2     5.10% dated 08/01/2007..........................   $     2
                Deutsche Bank Securities TriParty Joint Repurchase
                  Agreement (maturing on 08/01/2007 in the amount
                  of $352, collateralized by FHLMC 5.00% -- 6.50%
                  2021 -- 2037 value of $361)
          352     5.31% dated 08/01/2007..........................       352
                Merrill Lynch Repurchase Agreement (maturing on
                  08/01/2007 in the amount of $482, collateralized
                  by FHLMC 5.50% -- 7.50% 2031 -- 2037, FNMA
                  4.50% -- 7.00% 2018 -- 2037 value of $492)
          482     5.31% dated 08/01/2007..........................       482
                UBS Securities TriParty Joint Repurchase Agreement
                  (maturing on 08/01/2007 in the amount of $568,
                  collateralized by FHLMC 4.00% -- 10.00%
                  2012 -- 2037, FNMA 5.50% -- 7.00% 2012 -- 2037
                  value of $579)
          568     5.31% dated 08/01/2007..........................       568
                                                                     -------
                Total short-term investments
                  (cost $1,404)...................................   $ 1,404
                                                                     -------

                  Total investments
                    (cost $36,431) (C)......    98.9%    $36,517
                  Other assets and
                    liabilities.............     1.1%        415
                                              ------     -------
                  Total net assets..........   100.0%    $36,932
                                              ======     =======

--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 14.85% of total net assets at July 31, 2007.

  (C)At July 31, 2007, the cost of securities for federal income tax purposes was $36,433 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation...........................  $ 997
      Unrealized Depreciation...........................   (913)
                                                          -----
      Net Unrealized Appreciation.......................  $  84
                                                          =====

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2007, was $1,921, which represents 5.20% of total net assets.

 (K) Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At July 31, 2007, the market value of these securities amounted to $330 or 0.89% of net assets.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2007.

 (M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

 (X) Convertible debt security.

   (B)
     All principal amounts are in U.S. dollars unless otherwise indicated.

      ARS  -- Argentine Peso
      BRL  -- Brazilian Real
      COP  -- Colombia Peso
      EGP  -- Egypt Pound
      EUR  -- EURO
      HUF  -- Hungary Forint
      IDR  -- Indonesia Rupiah
      MXP  -- Mexican Peso
      MYR  -- Malaysia Ringgit
      UYU  -- Uruguay Peso

  (S)Security pledged as initial margin deposit for open futures contracts at July 31, 2007.

     FUTURES CONTRACTS OUTSTANDING AT JULY 31, 2007

                                                                         UNREALIZED
                              NUMBER OF                  EXPIRATION    APPRECIATION/
      DESCRIPTION             CONTRACTS*    POSITION       MONTH       (DEPRECIATION)
      -----------            ------------   --------   --------------  --------------
      5 Year U.S.
       Treasury Note              10          Long       Sep, 2007          $ 6
      U.S. Long Bond               3          Long       Sep, 2007            7
                                                                            ---
                                                                            $13
                                                                            ===

     * The number of contracts does not omit 000's.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

     FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JULY 31, 2007

                                                             UNREALIZED
                            MARKET   CONTRACT   DELIVERY   APPRECIATION/
     DESCRIPTION            VALUE     AMOUNT      DATE     (DEPRECIATION)
     -----------            ------   --------   --------   --------------
     Argentine Peso (Sell)   $  5      $  5     09/19/07        $--
     Brazil Real (Buy)          8         8     09/19/07         --
     Colombian Peso (Buy)       1         1     09/19/07         --
     Colombian Peso (Sell)      6         6     09/19/07         --
     Euro (Sell)              121       119     09/19/07         (2)
     Indonesian Rupiah
       (Sell)                  19        19     09/19/07         --
     Peruvian Sol (Buy)         8         8     09/19/07         --
                                                                ---
                                                                $(2)
                                                                ===

 THE HARTFORD CAPITAL APPRECIATION FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                               MARKET
       SHARES                                                                 VALUE (W)
---------------------                                                        -----------
 COMMON STOCK -- 96.9%
                        BASIC MATERIALS -- 14.3%
          2,023         Aracruz Celulose S.A. ADR (G).....................   $   127,902
          4,202         Cameco Corp. (G)..................................       171,341
            498         Church & Dwight Co., Inc. (G).....................        24,422
          6,070         Companhia Vale do Rio Doce ADR (G)................       297,506
          7,111         Dow Chemical Co. .................................       309,204
          3,327         Freeport-McMoRan Copper & Gold, Inc. .............       312,643
            834         Holcim Ltd. (A)...................................        88,306
            563         Potash Corp. of Saskatchewan......................        45,489
          3,842         Praxair, Inc. ....................................       294,386
          2,500         Rio Tinto plc (A).................................       180,366
          3,389         Teck Cominco Ltd. Class B.........................       150,265
          9,773         Vedanta Resources plc (A).........................       349,576
          4,160         Xstrata plc (A)...................................       265,130
                                                                             -----------
                                                                               2,616,536
                                                                             -----------
                        CAPITAL GOODS -- 8.7%
          2,191         3M Co. ...........................................       194,824
          9,298         ABB Ltd. ADR (G)..................................       223,812
         12,757         Applied Materials, Inc. ..........................       281,157
          4,897         Atlas Copco AB (A)................................        84,268
          2,243         Boeing Co. .......................................       232,035
            267         Caterpillar, Inc. ................................        21,008
          1,600         Deere & Co. ......................................       192,672
          1,681         ITT Corp. ........................................       105,670
            500         Joy Global, Inc. .................................        24,745
          1,352         Rockwell Automation, Inc. ........................        94,654
          8,400         Xerox Corp. (D)...................................       146,664
                                                                             -----------
                                                                               1,601,509
                                                                             -----------
                        CONSUMER CYCLICAL -- 8.7%
          1,719         BorgWarner, Inc. .................................       148,649
         36,752         Buck Holdings L.P. (A)(D)(H)......................        33,077
         34,188         Ford Motor Co. (G)................................       290,938
          4,398         Honda Motor Co., Ltd. (A).........................       159,696
            749         LG Electronics, Inc. (A)(D).......................        62,801
          4,249         Limited Brands, Inc. (G)..........................       102,606
          3,113         Lowe's Cos., Inc. ................................        87,184
          5,924         Macy's Inc. (G)...................................       213,664
          6,791         TJX Cos., Inc. (G)................................       188,445
          5,034         Toyota Motor Corp. (A)............................       306,012
                                                                             -----------
                                                                               1,593,072
                                                                             -----------
                        CONSUMER STAPLES -- 2.9%
          2,789         Bunge Ltd. Finance Corp. (G)......................       252,684
          4,425         Cosan S.A. Industria E Comercio...................        74,761
          2,250         Procter & Gamble Co. .............................       139,191
          3,196         Tyson Foods, Inc. Class A.........................        68,070
                                                                             -----------
                                                                                 534,706
                                                                             -----------
                        ENERGY -- 11.1%
          3,171         Chesapeake Energy Corp. (G).......................       107,951
          2,162         EnCana Corp. (G)..................................       131,857
         11,285         Halliburton Co. (G)...............................       406,493
          5,955         OAO Gazprom ADR (K)...............................       259,030
          2,025         OMV AG (A)........................................       125,828
          5,696         Pride International, Inc. (D).....................       199,652

                                                                               MARKET
       SHARES                                                                 VALUE (W)
---------------------                                                        -----------
                        ENERGY -- (CONTINUED)
          3,573         Sasol Ltd. ADR....................................   $   134,362
          1,713         Transocean, Inc. (D)..............................       184,040
          5,000         Weatherford International Ltd. (D)................       276,650
          3,725         XTO Energy, Inc. .................................       203,130
                                                                             -----------
                                                                               2,028,993
                                                                             -----------
                        FINANCE -- 13.3%
          4,634         ACE Ltd. .........................................       267,498
         32,452         Akbank T.A.S. (A).................................       216,959
          1,777         American International Group, Inc. (G)............       114,022
            201         Augsburg Re AG (A)(D)(H)..........................            --
          2,243         Capital One Financial Corp. (G)...................       158,701
          6,365         Citigroup, Inc. ..................................       296,399
          1,045         Commerce Bancorp, Inc. (G)........................        34,952
            626         Deutsche Boerse AG (A)(G).........................        72,866
          3,795         Discover Financial Services (D)...................        87,479
          1,150         Eurocastle Investment Ltd. (A)....................        47,822
          3,600         European Capital Ltd. (J).........................        40,905
            153         Forest City Enterprises, Inc. Class A.............         8,344
          4,413         Julius Baer Holding Ltd. (A)......................       308,581
            326         ORIX Corp. (A)(G).................................        78,221
            717         Raiffeisen International Bank Holding AG (A)(G)...       107,187
          5,586         Standard Chartered plc (A)........................       182,661
          1,684         Uniao de Bancos Brasileiros S.A. GDR..............       196,433
          2,800         Wellpoint, Inc. (D)...............................       210,336
                                                                             -----------
                                                                               2,429,366
                                                                             -----------
                        HEALTH CARE -- 6.4%
          1,469         Abbott Laboratories (G)...........................        74,438
          5,930         CVS/Caremark Corp. ...............................       208,677
          3,775         Eli Lilly & Co. ..................................       204,211
          1,585         Monsanto Co. .....................................       102,121
          1,142         Sanofi-Aventis S.A. (A)(G)........................        95,673
          1,933         Sanofi-Aventis S.A. ADR (G).......................        80,703
          4,027         Teva Pharmaceutical Industries Ltd. ADR...........       169,210
          5,026         Wyeth.............................................       243,862
                                                                             -----------
                                                                               1,178,895
                                                                             -----------
                        SERVICES -- 2.7%
            407         Fluor Corp. (G)...................................        46,989
             25         Harvey Weinstein Master L.P. (A)(D)(H)............        32,407
            831         Melco PBL Entertainment Ltd. ADR (D)(G)...........        11,018
         10,872         News Corp. Class A................................       229,615
          2,852         Shangri-La Asia Ltd. (A)..........................         6,753
         19,243         Sun Microsystems, Inc. (D)........................        98,141
          2,300         Walt Disney Co. (G)...............................        75,900
                                                                             -----------
                                                                                 500,823
                                                                             -----------
                        TECHNOLOGY -- 26.6%
          2,000         Akamai Technologies, Inc. (D)(G)..................        67,920
          3,738         Amdocs Ltd. (D)...................................       135,285
            800         Apple, Inc. (D)...................................       105,408
          5,350         AT&T, Inc. .......................................       209,506
          5,912         Broadcom Corp. Class A (D)........................       193,983
         12,545         Cisco Systems, Inc. (D)...........................       362,682
          1,575         Cognex Corp. (G)..................................        33,120

--------------------------------------------------------------------------------

                                                                               MARKET
       SHARES                                                                 VALUE (W)
---------------------                                                        -----------
COMMON STOCK -- (CONTINUED)
                        TECHNOLOGY -- (CONTINUED)
          4,527         Corning, Inc. (D).................................   $   107,914
            779         Dover Corp. ......................................        39,734
          3,297         France Telecom S.A. (A)...........................        88,627
         11,205         General Electric Co. .............................       434,306
          1,013         Google, Inc. (D)..................................       516,528
          5,370         Hewlett-Packard Co. (G)...........................       247,172
         25,029         Hon Hai Precision Industry Co., Ltd. (A)..........       205,796
          6,257         Intel Corp. ......................................       147,800
          3,046         International Business Machines Corp. (G).........       337,018
          1,150         L-3 Communications Holdings, Inc. ................       112,194
          3,511         McAfee, Inc. (D)..................................       125,889
          6,934         Medtronic, Inc. ..................................       351,346
          1,209         MEMC Electronic Materials, Inc. (D)...............        74,111
            212         NII Holdings, Inc. Class B (D)....................        17,795
          9,912         Nortel Networks Corp. (D)(G)......................       214,496
         14,309         Oracle Corp. (D)..................................       273,578
          4,391         Raytheon Co. .....................................       243,078
            636         Research In Motion Ltd. ADR (D)...................       136,061
         10,812         Turkcell Iletisim Hizmetleri A.S. (A).............        76,036
            700         Turkcell Iletisim Hizmetleri ADR..................        12,380
                                                                             -----------
                                                                               4,869,763
                                                                             -----------
                        TRANSPORTATION -- 0.6%
          1,265         Burlington Northern Santa Fe Corp. ...............       103,932
                                                                             -----------
                        UTILITIES -- 1.6%
          3,094         Datang International Power (A)....................         2,651
          5,171         Suntech Power Holdings Co., Ltd.
                          ADR (D)(G)......................................       208,555
          1,221         Veolia Environment S.A. (A)(G)....................        90,735
                                                                             -----------
                                                                                 301,941
                                                                             -----------
                        Total common stock
                          (cost $15,002,181)..............................   $17,759,536
                                                                             -----------
WARRANTS -- 0.7%
                        BASIC MATERIALS -- 0.2%
          2,262         TATA Steel Ltd. (H)...............................   $    36,751
                                                                             -----------
                        FINANCE -- 0.5%
          1,957         Reliance Zero (D) (I).............................        91,753
                                                                             -----------
                        Total warrants
                          (cost $88,789)..................................   $   128,504
                                                                             -----------
   PRINCIPAL                                                                 MARKET
  AMOUNT (B)                                                                 VALUE (W)
---------------------                                                        -----------
 CORPORATE BONDS: INVESTMENT GRADE -- 0.1%
                        FINANCE -- 0.1%
                        Augsburg Re AG
     GBP    397           0.00%, 12/31/2049 (A)(H)(X).....................   $       182
                        UBS Luxembourg S.A.
         23,500           6.23%, 02/11/2015...............................        23,478
                                                                             -----------
                        Total corporate bonds: investment grade
                          (cost $24,699)..................................   $    23,660
                                                                             -----------
                        Total long-term investments
                          (cost $15,115,669)..............................   $17,911,700
                                                                             -----------
SHORT-TERM INVESTMENTS -- 10.9%
                        REPURCHASE AGREEMENTS -- 3.2%
                        Deutsche Bank Securities Joint Repurchase
                          Agreement (maturing on 08/01/2007 in the amount
                          of $798, collateralized by FHLMC 5.00% -- 6.50%
                          2021 -- 2037 value of $814)
     $      798           5.10% dated 08/01/2007..........................   $       798
                        Deutsche Bank Securities TriParty Joint Repurchase
                          Agreement (maturing on 08/01/2007 in the amount
                          of $147,024, collateralized by FHLMC 5.00% --
                          6.50% 2021 -- 2037 value of $150,757)
        147,002           5.31% dated 08/01/2007..........................       147,002
                        Merrill Lynch Repurchase Agreement (maturing on
                          08/01/2007 in the amount of $201,191,
                          collateralized by FHLMC 5.50% -- 7.50%
                          2031 -- 2037, FNMA 4.50% -- 7.00% 2018 -- 2037
                          value of $205,185)
        201,161           5.31% dated 08/01/2007..........................       201,161
                        UBS Securities TriParty Joint Repurchase Agreement
                          (maturing on 08/01/2007 in the amount of
                          $236,786, collateralized by FHLMC
                          4.00% -- 10.00% 2012 -- 2037, FNMA
                          5.50% -- 7.00% 2012 -- 2037 value of $241,486)
        236,751           5.31% dated 08/01/2007..........................       236,751
                                                                             -----------
                                                                                 585,712
                                                                             -----------
    SHARES
---------------------
                        SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY LENDING -- 7.7%
                        CASH COLLATERAL REINVESTMENT FUND:
      1,402,216         BNY Institutional Cash Reserve Fund...............     1,402,216
                                                                             -----------
                        Total short-term investments
                          (cost $1,987,928)...............................   $ 1,987,928
                                                                             -----------

             Total investments
               (cost $17,103,597) (C)....  108.6%    $19,899,628
             Other assets and
               liabilities...............   (8.6)%    (1,571,829)
                                           -----     -----------
             Total net assets............  100.0%    $18,327,799
                                           =====     ===========

 THE HARTFORD CAPITAL APPRECIATION FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 32.70% of total net assets at July 31, 2007.

(C) At July 31, 2007, the cost of securities for federal income tax purposes was $17,120,324 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation.......................  $3,110,398
      Unrealized Depreciation.......................    (331,094)
                                                      ----------
      Net Unrealized Appreciation...................  $2,779,304
                                                      ==========

  + The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at July 31, 2007, was $3,268,217, which represents 17.83% of total net assets.

(D)  Currently non-income producing.

(G)  Security is partially on loan at July 31, 2007.

(I) Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2007, was $91,753, which represents 0.50% of total net assets.

(J) Securities exempt from registration under Regulation D of the Securities Act of 1933. These securities are determined to be liquid. At July 31, 2007, the market value of these securities was $40,905, which represents 0.22% of total net assets.

(K) Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At July 31, 2007, the market value of these securities amounted to $259,030 or 1.41% of net assets.

(X)  Convertible debt security.

(B) All principal amounts are in U.S. dollars unless otherwise indicated. GBP -- British Pound

(H) The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD
      ACQUIRED    SHARES/PAR                SECURITY                COST BASIS
      --------    ----------                --------                ----------
      6/2006           397     Augsburg Re AG, 0.00%,
                               12/31/2049 -- 144A                    $   739
      6/2006           201     Augsburg Re AG -- 144A                     64
      6/2007        36,752     Buck Holdings L.P.                     36,791
      10/2005           25     Harvey Weinstein Master L.P. -- Reg
                               D                                      23,636
      7/2007         2,262     TATA Steel Ltd.                        40,066

     The aggregate value of these securities at July 31, 2007 was $102,417 which represents 0.56% of total net assets.

(W) For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JULY 31, 2007

                                                                                                                     UNREALIZED
                                                                 MARKET          CONTRACT         DELIVERY         APPRECIATION/
DESCRIPTION                                                      VALUE            AMOUNT            DATE           (DEPRECIATION)
-----------                                                      ------          --------         --------         --------------
Euro (Buy)                                                      $  1,664         $  1,660         08/01/07            $      4
Euro (Sell)                                                      823,921          794,338         12/20/07             (29,583)
Swiss Franc (Buy)                                                 16,356           16,362         08/06/07                  (6)
                                                                                                                      --------
                                                                                                                      $(29,585)
                                                                                                                      ========

 THE HARTFORD CAPITAL APPRECIATION II FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 94.1%
            BASIC MATERIALS -- 12.8%
      18    Aber Diamond Corp. ...............................  $    681
      23    Advanced Metallurgical Group N.V. (D).............     1,003
      24    Agnico Eagle Mines Ltd. (G).......................     1,025
      92    Alcoa, Inc. ......................................     3,511
      15    Aracruz Celulose S.A. ADR.........................       921
     160    Arch Coal, Inc. ..................................     4,796
      10    BHP Billiton Ltd. ADR (G).........................       617
  18,976    Bumi Resources TBK PT (A).........................     5,452
     192    Cameco Corp. .....................................     7,821
      40    Celanese Corp. ...................................     1,483
     177    Chemtura Corp. ...................................     1,848
      23    Companhia Siderurgica Nacional S.A. (G)...........     1,297
     142    Companhia Vale do Rio Doce ADR....................     6,946
      36    Cytec Industries, Inc. ...........................     2,425
      13    Dow Chemical Co. .................................       561
      35    E.I. DuPont de Nemours & Co. .....................     1,636
      55    Evraz Group S.A. .................................     2,666
      88    First Uranium Corp. (D)...........................       823
       9    FMC Corp. ........................................       820
     130    Freeport-McMoRan Copper & Gold, Inc. .............    12,224
      15    Haynes International, Inc. (D)....................     1,311
     285    Hercules, Inc. (D)................................     5,909
       9    Holcim Ltd. (A)...................................       929
      79    Impala Platinum Holdings Ltd. (A).................     2,299
       6    Inmet Mining Corp. ...............................       479
      50    Japan Steel Works Ltd. (A)........................       796
     240    Jarden Corp. (D)..................................     8,687
      22    Mechel ADR........................................       901
      15    Mining and Metallurgical Co. Norilsk Nickel ADR...     3,608
     141    Mitsubishi Rayon Co., Ltd. (A)....................     1,055
      17    MMX Mineracao E Metalicos S.A. (D)................     4,844
      19    Outotec Oyj (A)...................................     1,130
     352    Owens-Illinois, Inc. (D)..........................    14,061
     218    Paladin Resources Ltd. (A)(D).....................     1,293
       6    Potash Corp. of Saskatchewan......................       489
      25    Rio Tinto plc (A).................................     1,820
      14    Rio Tinto plc ADR.................................     3,932
     134    Smurfit-Stone Container Corp. (D).................     1,575
      45    Teck Cominco Ltd. Class B.........................     1,986
      58    TMK OAO GDR (I)...................................     2,312
       4    United States Steel Corp. ........................       435
     201    Uranium One, Inc. (D)(G)..........................     2,334
      66    Vedanta Resources plc (A).........................     2,347
     134    Xstrata plc (A)...................................     8,543
                                                                --------
                                                                 131,631
                                                                --------
            CAPITAL GOODS -- 3.9%
      51    ABB Ltd. ADR......................................     1,222
      23    Alliant Techsystems, Inc. (D).....................     2,260
      19    Alstom RGPT (A)...................................     3,379
      49    Atlas Copco Ab (A)................................       847
      14    Bucyrus International, Inc. ......................       862
       8    Caterpillar, Inc. ................................       612
      11    Danieli & Co. (A).................................       349

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            CAPITAL GOODS -- (CONTINUED)
      71    Deere & Co. ......................................  $  8,577
      81    Goodrich Corp. ...................................     5,121
      17    ITT Corp. ........................................     1,048
      19    Joy Global, Inc. .................................       960
      45    Kennametal, Inc. .................................     3,442
      75    Lam Research Corp. (D)............................     4,309
       5    National Oilwell Varco, Inc. (D)..................       540
      14    Rockwell Automation, Inc. ........................       952
      51    Sandvik Ab (A)....................................     1,033
      18    Trina Solar Ltd. ADR (D)(G).......................     1,097
      45    Varian Semiconductor Equipment Associates, Inc.
              (D).............................................     2,106
      66    Xerox Corp. (D)...................................     1,155
                                                                --------
                                                                  39,871
                                                                --------
            CONSUMER CYCLICAL -- 6.9%
      92    Aisin Seiki Co., Ltd. (A).........................     3,627
      48    American Axle & Manufacturing
              Holdings, Inc. (G)..............................     1,150
      79    Arcandor AG (D)(G)................................     2,446
   1,405    Buck Holdings L.P. (A)(D)(H)......................     1,265
     106    Bulgari S.p.A. (A)................................     1,542
     225    Circuit City Stores, Inc. ........................     2,676
      52    Copart, Inc. (D)..................................     1,460
     134    Dick's Sporting Goods, Inc. (D)...................     7,529
   2,028    Ford Motor Co. (G)................................    17,262
       4    Foster Wheeler Ltd. (D)...........................       478
     609    Golden Eagle Retail Group Ltd. (A)................       529
      81    Home Depot, Inc. .................................     3,022
      24    Honda Motor Co., Ltd. ADR.........................       868
      84    Jamba, Inc. (D)(G)................................       674
     145    Kohl's Corp. (D)..................................     8,834
      12    LG Electronics, Inc. (A)(D).......................     1,036
      43    Limited Brands, Inc. .............................     1,048
      82    Macy's, Inc. .....................................     2,975
      39    MDC Holdings, Inc. (G)............................     1,808
      19    Metso Oyj (A).....................................     1,181
      51    Office Depot, Inc. (D)............................     1,272
      37    Safeway, Inc. ....................................     1,173
     347    Tesco plc (A).....................................     2,847
      35    Tod's S.p.A. (A)(G)...............................     3,204
      14    Toyota Motor Corp. (A)............................       851
                                                                --------
                                                                  70,757
                                                                --------
            CONSUMER STAPLES -- 3.0%
      90    Avon Products, Inc. ..............................     3,248
     816    China Resources Enterprise (A)....................     3,231
     106    Cosan S.A. Industria E Comercio...................     1,796
      87    Imperial Tobacco Group plc (A)....................     3,813
   5,301    Marine Harvest (A)(D)(G)..........................     6,577
      15    Nestle S.A. (A)...................................     5,908
      89    Origin Agritech Ltd. (D)..........................       750
      37    Tyson Foods, Inc. Class A.........................       787
     158    Unilever N.V. NY Shares...........................     4,784
                                                                --------
                                                                  30,894
                                                                --------

 THE HARTFORD CAPITAL APPRECIATION II FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            ENERGY -- 7.6%
     276    Brasil EcoDiesel Industria (D)....................  $  1,905
      64    Canadian Natural Resources Ltd. ..................     4,358
     295    Chesapeake Energy Corp. ..........................    10,038
       8    Core Laboratories N.V. (D)........................       820
      16    EnCana Corp. .....................................       963
      66    Exxon Mobil Corp. ................................     5,644
     243    Halliburton Co. ..................................     8,736
      27    Lukoil ADR........................................     2,119
      97    Newfield Exploration Co. (D)......................     4,656
      34    Noble Corp. ......................................     3,478
      51    Noble Energy, Inc. ...............................     3,112
     125    OAO Gazprom ADR (K)...............................     5,447
      41    Petro-Canada......................................     2,215
      55    Petroleo Brasileiro S.A. ADR......................     3,537
      74    Sasol Ltd. ADR....................................     2,787
      22    Talisman Energy, Inc. (Z).........................       393
      98    Talisman Energy, Inc. (Z).........................     1,796
      81    Total S.A. ADR....................................     6,387
      14    Transocean, Inc. (D)..............................     1,461
      30    UGI Corp. ........................................       774
       7    Valero Energy Corp. ..............................       449
      75    Weatherford International Ltd. (D)................     4,144
      59    XTO Energy, Inc. .................................     3,228
                                                                --------
                                                                  78,447
                                                                --------
            FINANCE -- 15.1%
     220    ACE Ltd. .........................................    12,675
     122    Aercap Holdings N.V. (D)..........................     3,165
      63    Aetna, Inc. ......................................     3,019
      32    Affiliated Managers Group, Inc. (D)(G)............     3,627
     216    Aircastle Ltd. ...................................     7,086
     144    Akbank T.A.S. (A).................................       963
      46    Ambac Financial Group, Inc. ......................     3,084
      54    American International Group, Inc. ...............     3,466
     162    Apollo Investment Corp. (G).......................     3,408
     364    Asya Katilim Bankasi AS (A)(D)....................     2,456
      34    Axis Capital Holdings Ltd. .......................     1,266
     125    Banco Bradesco S.A. (G)...........................     3,260
     214    Bank of America Corp. ............................    10,142
     192    Capital One Financial Corp. ......................    13,614
   1,030    China Merchants Bank Co., Ltd. (A)................     3,685
      54    CIT Group, Inc. ..................................     2,240
      59    Citigroup, Inc. ..................................     2,743
      19    Climate Exchange plc (A)(D).......................       709
     148    Commerce Bancorp, Inc. ...........................     4,964
      78    Countrywide Financial Corp. (G)...................     2,186
      45    Deutsche Boerse AG (A)(G).........................     5,234
     203    E*Trade Financial Corp. (D).......................     3,758
      91    EcoSecurities Group plc (A)(D)....................       645
      10    Eurocastle Investment Ltd. (A)....................       428
      40    Everest Re Group Ltd. ............................     3,883
     865    Freedom Acquisition Holdings, Inc. (D)............    11,464
     165    Genesis Lease Ltd. ...............................     4,245
     212    Hong Kong Exchanges & Clearing Ltd. (A)...........     3,459
      89    Julius Baer Holding Ltd. (A)......................     6,255

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            FINANCE -- (CONTINUED)
      48    MBIA, Inc. .......................................  $  2,665
      40    Nasdaq Stock Market, Inc. (D)(G)..................     1,237
      82    Oaktree Capital (D)(I)............................     2,726
       5    ORIX Corp. (A)....................................     1,152
     190    PennantPark Investment Corp. .....................     2,524
      47    Platinum Underwriters Holdings Ltd. ..............     1,567
      36    Redecard S.A. (D).................................       609
     622    Royal Bank of Scotland Group plc (A)..............     7,407
      97    UBS AG............................................     5,320
     283    UniCredito Italiano S.p.A. (A)....................     2,399
                                                                --------
                                                                 154,735
                                                                --------
            HEALTH CARE -- 7.5%
      12    Abbott Laboratories...............................       608
     170    Alkermes, Inc. (D)................................     2,427
     209    American Oriental Bioengineering, Inc. (D)(G).....     1,507
      48    Amylin Pharmaceuticals, Inc. (D)(G)...............     2,219
      25    Astellas Pharma, Inc. (A).........................     1,015
     144    Bristol-Myers Squibb Co. .........................     4,080
      56    Cie Generale d'Optique Essilor International S.A.
              (A)(D)(G).......................................     3,391
      65    Cooper Co., Inc. .................................     3,238
     142    CVS/Caremark Corp. ...............................     4,996
      46    Eli Lilly & Co. ..................................     2,461
     205    HealthSouth Corp. (D)(G)..........................     3,245
     592    Hengan International Group Co., Ltd. (A)..........     1,990
     196    Impax Laboratories, Inc. (D)......................     2,315
      48    McKesson Corp. ...................................     2,796
      78    MGI Pharma, Inc. (D)..............................     1,952
      75    Mindray Medical International Ltd. ...............     2,328
      18    Monsanto Co. .....................................     1,163
      47    Sanofi-Aventis S.A. (A)(G)........................     3,965
      94    Sanofi-Aventis S.A. ADR...........................     3,933
     466    Schering-Plough Corp. ............................    13,285
     189    St. Jude Medical, Inc. (D)........................     8,132
      26    Teva Pharmaceutical Industries Ltd. ADR...........     1,083
      92    Wyeth.............................................     4,444
                                                                --------
                                                                  76,573
                                                                --------
            SERVICES -- 6.5%
     195    Allied Waste Industries, Inc. (D).................     2,508
     129    Avis Budget Group, Inc. (D).......................     3,309
     281    BearingPoint, Inc. (D)............................     1,832
      77    CACI International, Inc. Class A (D)..............     3,435
     352    Cadence Design Systems, Inc. (D)..................     7,535
      83    CheckFree Corp. (D)...............................     3,041
      17    Comcast Corp. Class A (D).........................       457
     330    Comcast Corp. Special Class A (D).................     8,640
      52    Entercom Communications Corp. ....................     1,174
      12    Fluor Corp. ......................................     1,415
     247    Focus Media Holding Ltd. ADR (D)(G)...............    10,197
      18    KBR, Inc. (D).....................................       581
      76    News Corp. Class A................................     1,597
      71    R.H. Donnelley Corp. (D)..........................     4,412
     287    Resources Connection, Inc. (D)....................     9,328

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            SERVICES -- (CONTINUED)
   1,068    Shangri-La Asia Ltd. (A)..........................  $  2,529
   1,260    Thorium Power Ltd. (D)............................       333
      45    United Parcel Service, Inc. Class B...............     3,407
      17    Viacom, Inc. Class B (D)..........................       636
                                                                --------
                                                                  66,366
                                                                --------
            TECHNOLOGY -- 26.0%
     526    Activision, Inc. (D)..............................     8,998
     252    Adobe Systems, Inc. (D)...........................    10,141
      74    Apple, Inc. (D)...................................     9,790
      95    Arrow Electronics, Inc. (D).......................     3,642
      74    ASML Holding N.V. (A)(D)..........................     2,194
      87    Broadcom Corp. Class A (D)........................     2,848
      58    Canon, Inc. (A)...................................     3,081
     207    Cinram International Income Fund (G)..............     4,589
     603    Cisco Systems, Inc. (D)...........................    17,441
     439    Corning, Inc. (D).................................    10,460
      44    Ctrip.com International Ltd. .....................     1,677
      48    Danaher Corp. ....................................     3,585
     188    Electronic Arts, Inc. (D).........................     9,130
       5    Embarq Corp. .....................................       335
      98    Fairchild Semiconductor International, Inc. (D)...     1,787
      37    First Data Corp. .................................     1,179
     277    Flextronics International Ltd. (D)(G).............     3,094
     364    Fossil, Inc. (D)(G)...............................     9,287
      76    France Telecom S.A. ADR...........................     2,071
      99    General Electric Co. .............................     3,830
      47    Google, Inc. (D)..................................    23,779
     166    Hologic, Inc. (D).................................     8,599
     102    Intel Corp. ......................................     2,409
     229    Interactive Data Corp. ...........................     6,274
      37    International Business Machines Corp. ............     4,105
     247    JDS Uniphase Corp. (D)(G).........................     3,544
      96    Koninklijke Philips Electronics N.V. (A)..........     3,862
      21    LDK Solar Co. Ltd (D).............................       936
      27    Medtronic, Inc. ..................................     1,373
      27    MEMC Electronic Materials, Inc. (D)...............     1,665
     143    Microsoft Corp. ..................................     4,140
     263    Mitsubishi Electric Corp. (A).....................     2,796
     187    Nokia Oyj (A).....................................     5,352
      67    Nortel Networks Corp. (D).........................     1,441
     197    NVIDIA Corp. (D)..................................     9,015
     523    Oracle Corp. (D)..................................    10,004
      60    Orascom Telecom Holding SAE GDR...................     4,032
     102    QLogic Corp. (D)..................................     1,355
      93    Qualcomm, Inc. ...................................     3,873
      11    Raytheon Co. .....................................       587
      76    Research In Motion Ltd. (D).......................    16,221
     146    Seagate Technology................................     3,440
      59    Solar Cayman Ltd. (A)(D)(H).......................       792
     318    Sonus Networks, Inc. (D)..........................     2,175
      65    Sony Corp. (A)....................................     3,492

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            TECHNOLOGY -- (CONTINUED)
     329    Sprint Nextel Corp. ..............................  $  6,756
     193    Symantec Corp. (D)................................     3,711
     122    Tele Norte Leste Participacoes S.A. ADR (G).......     2,584
     119    Telefonaktiebolaget LM Ericsson ADR (G)...........     4,468
     262    VeriFone Holdings, Inc. (D)(G)....................     9,543
     144    Virgin Media, Inc. ...............................     3,575
      26    Visual Sciences Inc. (D)..........................       442
      23    Zoltek Companies, Inc. (D)(G).....................     1,079
                                                                --------
                                                                 266,578
                                                                --------
            TRANSPORTATION -- 2.9%
     270    All America Latina Logistica S.A. ................     3,697
      14    Burlington Northern Santa Fe Corp. ...............     1,150
     896    Cathay Pacific Airways Ltd. (A)...................     2,335
     119    General Dynamics Corp. ...........................     9,341
      89    Grupo Aeroportuario Del ADR.......................     2,379
     232    Northwest Airlines Corp. (D)(G)...................     4,045
     136    UAL Corp. (D)(G)..................................     6,003
      22    US Airways Group, Inc. (D)(J).....................       676
                                                                --------
                                                                  29,626
                                                                --------
            UTILITIES -- 1.9%
     268    Calpine Corp. (D)(G)..............................       737
      17    E.On AG (A).......................................     2,596
     120    Sunpower Corp. (D)................................     8,471
     168    Suntech Power Holdings Co., Ltd. ADR (D)..........     6,772
      17    Veolia Environment S.A. (A)(G)....................     1,238
                                                                --------
                                                                  19,814
                                                                --------
            Total common stock
              (cost $908,104).................................  $965,292
                                                                --------
WARRANTS -- 0.0%
            BASIC MATERIALS -- 0.0%
      24    TATA Steel Ltd. (H)...............................  $    397
                                                                --------
            SERVICES -- 0.0%
     188    Thorium Power (A)(H)..............................        --
                                                                --------
            Total warrants
              (cost $448).....................................  $    397
                                                                --------
CONTRACTS
---------
 CALL OPTIONS PURCHASED -- 0.1%
            LONG CALL INDEX OPTION CONTRACT -- 0.1%
            PHLX Gold/Silver Index Call
       1    Expiration: December, 2007, Exercise Price:
              $150.00.........................................       752
                                                                --------
            Total call options purchased
              (cost $844).....................................  $    752
                                                                --------
            Total long-term investments
              (cost $909,396).................................  $966,441
                                                                --------

 THE HARTFORD CAPITAL APPRECIATION II FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
 SHORT-TERM INVESTMENTS -- 11.4%
            REPURCHASE AGREEMENTS -- 3.4%
            Deutsche Bank Securities Joint Repurchase
              Agreement (maturing on 08/01/2007 in the amount
              of $48, collateralized by FHLMC 5.00% -- 6.50%
              2021 -- 2037 value of $49)
 $    48      5.10% dated 08/01/2007..........................  $     48
            Deutsche Bank Securities TriParty Joint Repurchase
              Agreement (maturing on 08/01/2007 in the amount
              of $8,829, collateralized by FHLMC
              5.00% -- 6.50% 2021 -- 2037 value of $9,053)
   8,827      5.31% dated 08/01/2007..........................     8,827
            Merrill Lynch Repurchase Agreement (maturing on
              08/01/2007 in the amount of $12,081,
              collateralized by FHLMC 5.50% -- 7.50%
              2031 -- 2037, FNMA 4.50% -- 7.00% 2018 -- 2037
              value of $12,321)
  12,080      5.31% dated 08/01/2007..........................    12,080
            UBS Securities TriParty Joint Repurchase Agreement
              (maturing on 08/01/2007 in the amount of
              $14,219, collateralized by FHLMC 4.00% -- 10.00%
              2012 -- 2037, FNMA 5.50% -- 7.00% 2012 -- 2037
              value of $14,501)
  14,217      5.31% dated 08/01/2007..........................    14,217
                                                                --------
                                                                  35,172
                                                                --------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 8.0%
            CASH COLLATERAL REINVESTMENT FUND:
  81,765    BNY Institutional Cash Reserve Fund...............  $ 81,765
                                                                --------

            Total short-term investments
              (cost $116,937)........................................       $116,937
                                                                          ----------
            Total investments
              (cost $1,026,333) (C)...........................  105.6%    $1,083,378
            Other assets and liabilities......................   (5.6)%      (57,012)
                                                                -----     ----------
            Total net assets..................................  100.0%    $1,026,366
                                                                =====     ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 31.05% of total net assets at July 31, 2007.

  (C)At July 31, 2007, the cost of securities for federal income tax purposes was $1,028,170 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation........................  $  78,274
      Unrealized Depreciation........................    (23,066)
                                                       ---------
      Net Unrealized Appreciation....................  $  55,208
                                                       =========

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at July 31, 2007, was $142,303, which represents 13.86% of total net assets.

  (D)Currently non-income producing.

 (G) Security is partially on loan at July 31, 2007.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2007, was $5,038, which represents 0.49% of total net assets.

  (J)Securities exempt from registration under Regulation D of the Securities Act of 1933. These securities are determined to be liquid. At July 31, 2007, the market value of these securities was $676, which represents 0.07% of total net assets.

 (K) Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At July 31, 2007, the market value of these securities amounted to $5,447 or 0.53% of net assets.

  (Z)Securities listed in more than one exchange.

 (H) The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

       PERIOD
      ACQUIRED  SHARES/PAR           SECURITY            COST BASIS
      --------  ----------           --------            ----------
      06/2007        1,405  Buck Holdings L.P.             $1,406
      03/2007           59  Solar Cayman Ltd.                 878
      07/2007           24  TATA Steel Ltd. Warrants          433
      04/2006          188  Thorium Power Warrants             16

     The aggregate value of these securities at July 31, 2007 was $2,454 which represents 0.24% of total net assets.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

--------------------------------------------------------------------------------

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JULY 31, 2007

                                                                                                                 UNREALIZED
                                                              MARKET         CONTRACT         DELIVERY         APPRECIATION/
DESCRIPTION                                                   VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                                   ------         --------         --------         --------------
British Pound (Buy)                                           $  23           $   23          08/01/07             $  --
British Pound (Buy)                                             556              554          08/02/07                 2
British Pound (Buy)                                              44               44          08/03/07                --
Canadian Dollar (Buy)                                            32               32          08/02/07                --
Canadian Dollar (Sell)                                          154              154          08/02/07                --
Canadian Dollar (Buy)                                            11               11          08/03/07                --
Canadian Dollar (Sell)                                           35               35          08/03/07                --
Euro (Buy)                                                      294              293          08/01/07                 1
Hong Kong Dollar (Buy)                                           32               32          08/02/07                --
Japanese Yen (Buy)                                               56               56          08/01/07                --
Japanese Yen (Buy)                                               81               81          08/02/07                --
Japanese Yen (Buy)                                              280              278          08/03/07                 2
Norwegian Krone (Buy)                                            17               17          08/01/07                --
Norwegian Krone (Buy)                                            74               74          08/02/07                --
Norwegian Krone (Buy)                                            32               32          08/03/07                --
Swiss Franc (Buy)                                             1,418            1,418          08/06/07                --
                                                                                                                   -----
                                                                                                                   $   5
                                                                                                                   =====

 THE HARTFORD CHECKS AND BALANCES FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 AFFILIATED INVESTMENT COMPANIES -- 91.5%
EQUITY FUNDS -- 61.1%
    503     Hartford Capital Appreciation Fund, Class Y.......   $22,204
    997     Hartford Dividend and Growth Fund, Class Y........    22,203
                                                                 -------
            Total equity funds
              (cost $45,680)..................................   $44,407
                                                                 -------
FIXED INCOME FUNDS -- 30.4%
  2,117     Hartford Total Return Bond Fund, Class Y..........   $22,147
                                                                 -------
            Total fixed income funds
              (cost $22,227)..................................
            Total investments in affiliated investment
              companies
              (cost $67,907)..................................   $66,554
                                                                 -------

            Total investments
              (cost $67,907) (C)..............................   91.5%    $66,554
            Other assets and liabilities......................    8.5%      6,185
                                                                -----     -------
            Total net assets..................................  100.0%    $72,739
                                                                =====     =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At July 31, 2007, the cost of securities for federal income tax purposes was $67,908 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation.........................  $    --
      Unrealized Depreciation.........................   (1,354)
                                                        -------
      Net Unrealized Appreciation.....................  $(1,354)
                                                        =======

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Hartford Mutual Funds' most recent semi-annual or annual report.

 THE HARTFORD CONSERVATIVE ALLOCATION FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 AFFILIATED INVESTMENT COMPANIES -- 99.5%
EQUITY FUNDS -- 39.5%
    519     Hartford Capital Appreciation Fund, Class Y.......  $ 22,913
    754     Hartford Disciplined Equity Fund, Class Y.........    10,944
  1,053     Hartford Equity Income Fund, Class Y..............    15,127
    350     Hartford Global Growth Fund, Class Y..............     7,722
    210     Hartford International Opportunities Fund, Class
              Y...............................................     4,047
    181     Hartford International Small Company Fund, Class
              Y...............................................     3,087
     75     Hartford Select MidCap Value Fund, Class Y........       927
    396     Hartford Select SmallCap Value Fund, Class Y......     4,475
    178     Hartford Small Company Fund, Class Y..............     4,197
     46     Hartford Value Opportunities Fund, Class Y........       860
                                                                --------
            Total equity funds
              (cost $67,964)..................................  $ 74,299
                                                                --------
FIXED INCOME FUNDS -- 60.0%
  1,181     Hartford Floating Rate Fund, Class Y..............  $ 11,416
  2,650     Hartford Income Fund, Class Y.....................    26,501
  1,705     Hartford Inflation Plus Fund, Class Y.............    17,801
  3,059     Hartford Short Duration Fund, Class Y.............    30,161
  2,600     Hartford Total Return Bond Fund, Class Y..........    27,200
                                                                --------
            Total fixed income funds
              (cost $115,504).................................  $113,079
                                                                --------
            Total investments in affiliated investment
              companies
              (cost $183,468).................................  $187,378
                                                                --------

            Total investments
              (cost $183,468) (C).............................   99.5%    $187,378
            Other assets and liabilities......................    0.5%       1,018
                                                                -----     --------
            Total net assets..................................  100.0%    $188,396
                                                                =====     ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At July 31, 2007, the cost of securities for federal income tax purposes was $183,774 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation.........................  $ 6,087
      Unrealized Depreciation.........................   (2,483)
                                                        -------
      Net Unrealized Appreciation.....................  $ 3,604
                                                        =======

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD DISCIPLINED EQUITY FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 99.0%
            BASIC MATERIALS -- 3.3%
      71    Church & Dwight Co., Inc. (G).....................  $  3,464
      95    Kimberly-Clark Corp. .............................     6,391
      29    Lyondell Chemical Co. (G).........................     1,284
                                                                --------
                                                                  11,139
                                                                --------
            CAPITAL GOODS -- 6.4%
      14    Eaton Corp. ......................................     1,380
      61    KLA-Tencor Corp. .................................     3,458
     137    Lam Research Corp. (D)............................     7,901
      56    Parker-Hannifin Corp. ............................     5,546
     199    Xerox Corp. (D)...................................     3,468
                                                                --------
                                                                  21,753
                                                                --------
            CONSUMER CYCLICAL -- 7.1%
      66    Altria Group, Inc. ...............................     4,360
      63    Coach, Inc. (D)...................................     2,882
     105    Kohl's Corp. (D)..................................     6,354
      91    Lowe's Cos., Inc. ................................     2,554
      45    Mattel, Inc. .....................................     1,029
      73    Newell Rubbermaid, Inc. ..........................     1,920
      53    Ross Stores, Inc. (G).............................     1,522
     103    Safeway, Inc. (G).................................     3,283
                                                                --------
                                                                  23,904
                                                                --------
            CONSUMER STAPLES -- 2.1%
     116    Reynolds American, Inc. (G).......................     7,120
                                                                --------
            ENERGY -- 11.6%
     111    Chevron Corp. ....................................     9,438
     120    ConocoPhillips Holding Co. .......................     9,668
      66    Exxon Mobil Corp. ................................     5,585
      13    Marathon Oil Corp. ...............................       740
     129    Occidental Petroleum Corp. .......................     7,340
      95    Valero Energy Corp. ..............................     6,348
                                                                --------
                                                                  39,119
                                                                --------
            FINANCE -- 25.3%
     119    ACE Ltd. .........................................     6,857
      81    Allied World Assurance Holdings Ltd. .............     3,853
     124    Assurant, Inc. ...................................     6,289
     104    Axis Capital Holdings Ltd. .......................     3,844
     201    Bank of America Corp. ............................     9,541
      16    Blackrock, Inc. ..................................     2,568
     124    Citigroup, Inc. ..................................     5,786
      69    Everest Re Group Ltd. ............................     6,819
      41    Goldman Sachs Group, Inc. ........................     7,741
      19    MBIA, Inc. (G)....................................     1,060
      62    Medco Health Solutions, Inc. (D)..................     5,031
      32    Merrill Lynch & Co., Inc. (U).....................     2,367
      42    Metlife, Inc. ....................................     2,535
      59    Reinsurance Group of America, Inc. ...............     3,148
      17    Ryder System, Inc. ...............................       930
      36    Travelers Co., Inc. ..............................     1,838
     137    UnitedHealth Group, Inc. .........................     6,640

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            FINANCE -- (CONTINUED)
      90    Wellpoint, Inc. (D)...............................  $  6,723
     101    Western Union Co. ................................     2,021
                                                                --------
                                                                  85,591
                                                                --------
            HEALTH CARE -- 14.3%
      79    Amylin Pharmaceuticals, Inc. (D)(G)...............     3,693
     287    Bristol-Myers Squibb Co. .........................     8,154
      26    Cardinal Health, Inc. ............................     1,696
      42    Cephalon, Inc. (D)(G).............................     3,148
      29    Coventry Health Care, Inc. (D)....................     1,618
     115    Eli Lilly & Co. ..................................     6,242
     128    Forest Laboratories, Inc. (D).....................     5,150
      35    Gilead Sciences, Inc. (D).........................     1,295
      90    LifePoint Hospitals, Inc. (D).....................     2,662
     128    McKesson Corp. ...................................     7,405
     253    Schering-Plough Corp. ............................     7,221
                                                                --------
                                                                  48,284
                                                                --------
            SERVICES -- 5.9%
      77    Accenture Ltd. Class A............................     3,231
      87    Autodesk, Inc. (D)................................     3,682
      39    Manpower, Inc. ...................................     3,114
      72    McGraw-Hill Cos., Inc. ...........................     4,384
     166    Walt Disney Co. ..................................     5,475
                                                                --------
                                                                  19,886
                                                                --------
            TECHNOLOGY -- 19.0%
      18    Apple, Inc. (D)...................................     2,411
     256    AT&T, Inc. .......................................    10,006
      53    CenturyTel, Inc. (G)..............................     2,422
      51    Danaher Corp. (G).................................     3,831
      62    Dover Corp. ......................................     3,172
      18    Embarq Corp. .....................................     1,088
     224    Hewlett-Packard Co. ..............................    10,297
      61    International Business Machines Corp. ............     6,794
       8    L-3 Communications Holdings, Inc. ................       761
      77    Lockheed Martin Corp. ............................     7,603
     336    Oracle Corp. (D)..................................     6,428
     196    Symantec Corp. (D)................................     3,767
      26    Telephone and Data Systems, Inc. .................     1,733
      39    Whirlpool Corp. (U)...............................     3,972
                                                                --------
                                                                  64,285
                                                                --------
            TRANSPORTATION -- 0.3%
      10    General Dynamics Corp. ...........................       817
                                                                --------
            UTILITIES -- 3.7%
       9    Constellation Energy Group, Inc. .................       788
      75    Duke Energy Corp. ................................     1,281
      42    Entergy Corp. ....................................     4,148
      31    FirstEnergy Corp. ................................     1,901
      55    FPL Group, Inc. ..................................     3,187
      34    NRG Energy, Inc. (D)..............................     1,295
                                                                --------
                                                                  12,600
                                                                --------
            Total common stock
              (cost $302,987).................................  $334,498
                                                                --------

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
 SHORT-TERM INVESTMENTS -- 7.8%
            REPURCHASE AGREEMENTS -- 1.0%
            Deutsche Bank Securities Joint Repurchase
              Agreement (maturing on 08/01/2007 in the amount
              of $5, collateralized by FHLMC 5.00% -- 6.50%
              2021 -- 2037 value of $5)
 $     5      5.10% dated 08/01/2007..........................  $      5
            Deutsche Bank Securities TriParty Joint Repurchase
              Agreement (maturing on 08/01/2007 in the amount
              of $838, collateralized by FHLMC 5.00% -- 6.50%
              2021 -- 2037 value of $859)
     838      5.31% dated 08/01/2007..........................       838
            Merrill Lynch Repurchase Agreement (maturing on
              08/01/2007 in the amount of $1,147,
              collateralized by FHLMC 5.50% -- 7.50%
              2031 -- 2037, FNMA 4.50% -- 7.00% 2018 -- 2037
              value of $1,169)
   1,146      5.31% dated 08/01/2007..........................     1,146
            UBS Securities TriParty Joint Repurchase Agreement
              (maturing on 08/01/2007 in the amount of $1,349,
              collateralized by FHLMC 4.00% -- 10.00%
              2012 -- 2037, FNMA 5.50% -- 7.00% 2012 -- 2037
              value of $1,376)
   1,349      5.31% dated 08/01/2007..........................     1,349
                                                                --------
                                                                   3,338
                                                                --------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 6.8%
            CASH COLLATERAL REINVESTMENT FUND:
  22,879    BNY Institutional Cash Reserve Fund...............    22,879
                                                                --------
PRINCIPAL
 AMOUNT
---------
            U.S. TREASURY BILLS  -- 0.0%
 $   200    4.89%, 10/11/2007 (S).............................       198
                                                                --------
            Total short-term investments
              (cost $26,415)..................................  $ 26,415
                                                                --------

            Total investments
              (cost $329,402) (C).............................  106.8%    $360,913
            Other assets and liabilities......................   (6.8)%    (22,860)
                                                                -----     --------
            Total net assets..................................  100.0%    $338,053
                                                                =====     ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At July 31, 2007, the cost of securities for federal income tax purposes was $329,912 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation.........................  $40,798
      Unrealized Depreciation.........................   (9,797)
                                                        -------
      Net Unrealized Appreciation.....................  $31,001
                                                        =======

  (D)Currently non-income producing.

 (G) Security is partially on loan at July 31, 2007.

  (S)Security pledged as initial margin deposit for open futures contracts at July 31, 2007.

     FUTURES CONTRACTS OUTSTANDING AT JULY 31, 2007

                                                                         UNREALIZED
                             NUMBER OF                 EXPIRATION      APPRECIATION/
      DESCRIPTION            CONTRACTS*   POSITION        MONTH        (DEPRECIATION)
      -----------            ----------   --------     ----------      --------------
      S&P 500 Index              31         Long        Sep. 2007           $(80)
                                                                            ----

     * The number of contracts does not omit 000's.

(U) At July 31, 2007, securities valued at $1,345 were designated to cover open call options written as follows:

                            NUMBER OF    EXERCISE    EXERCISE      MARKET     PREMIUMS
      ISSUER                CONTRACTS*    PRICE        DATE       VALUE (W)   RECEIVED
      ------                ----------   --------    --------     ---------   --------
      Merrill Lynch & Co.,
       Inc.                     62       $ 95.00    August 2007      $--        $ 6
      Whirlpool Corp.           63        120.00    August 2007        1         13
                                                                     ---        ---
                                                                     $ 1        $19
                                                                     ===        ===

     * The number of contracts does not omit 000's.

     At July 31, 2007, cash of $399 was designated to cover open put options written as follows:

                            NUMBER OF    EXERCISE    EXERCISE      MARKET     PREMIUMS
      ISSUER                CONTRACTS*    PRICE        DATE       VALUE (W)   RECEIVED
      ------                ----------   --------    --------     ---------   --------
      Coach, Inc               113       $ 42.50    August 2007      $ 6        $ 7
      Duke Energy Corp.        193         17.50    August 2007       14          4
                                                                     ---        ---
                                                                     $20        $11
                                                                     ===        ===

     * The number of contracts does not omit 000's.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD DIVIDEND AND GROWTH FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
 COMMON STOCK -- 97.3%
            BASIC MATERIALS -- 7.1%
     474    Agrium, Inc. .....................................  $   19,862
     879    Alcoa, Inc. ......................................      33,566
     213    Bowater, Inc. (G).................................       4,169
     349    Companhia Vale do Rio Doce ADR (G)................      17,117
   1,320    E.I. DuPont de Nemours & Co. (G)..................      61,677
     763    International Paper Co. (G).......................      28,296
     393    Kimberly-Clark Corp. .............................      26,403
     443    Newmont Mining Corp. .............................      18,512
     567    Pentair, Inc. ....................................      20,507
     266    Rhodia S.A. (D)(G)................................      12,274
     617    Rohm & Haas Co. (G)...............................      34,845
                                                                ----------
                                                                   277,228
                                                                ----------
            CAPITAL GOODS -- 4.7%
     279    3M Co. ...........................................      24,764
     626    Applied Materials, Inc. ..........................      13,803
     181    Caterpillar, Inc. ................................      14,295
     583    Deere & Co. ......................................      70,229
     196    Illinois Tool Works, Inc. ........................      10,806
     212    Parker-Hannifin Corp. ............................      20,930
     309    Spirit Aerosystems Holdings, Inc. (D).............      11,231
   1,164    Xerox Corp. (D)...................................      20,325
                                                                ----------
                                                                   186,383
                                                                ----------
            CONSUMER CYCLICAL -- 8.1%
     690    Altria Group, Inc. ...............................      45,858
     548    Avery Dennison Corp. .............................      33,590
     479    Home Depot, Inc. .................................      17,789
     803    Honda Motor Co., Ltd. ADR.........................      28,910
     920    McDonald's Corp. .................................      44,026
     302    NIKE, Inc. Class B................................      17,059
   1,052    Staples, Inc. ....................................      24,208
   1,113    Sysco Corp. (G)...................................      35,476
   1,575    Wal-Mart Stores, Inc. ............................      72,376
                                                                ----------
                                                                   319,292
                                                                ----------
            CONSUMER STAPLES -- 7.1%
     340    Bunge Ltd. Finance Corp. (G)......................      30,834
     520    Coca-Cola Co. ....................................      27,076
     417    Nestle S.A. ADR...................................      40,228
     817    PepsiCo, Inc. ....................................      53,631
   1,028    Procter & Gamble Co. .............................      63,563
   1,196    Tyson Foods, Inc. Class A (G).....................      25,481
     472    Unilever N.V. NY Shares...........................      14,286
     319    Weyerhaeuser Co. .................................      22,740
                                                                ----------
                                                                   277,839
                                                                ----------
            ENERGY -- 17.5%
     679    Anadarko Petroleum Corp. (G)......................      34,164
   1,752    Chevron Corp. ....................................     149,410
     931    ConocoPhillips Holding Co. .......................      75,294
     900    EnCana Corp. .....................................      54,895
   1,713    Exxon Mobil Corp. ................................     145,829
     621    Royal Dutch Shell plc (G).........................      48,152

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            ENERGY -- (CONTINUED)
     394    Schlumberger Ltd. ................................  $   37,320
   1,271    Total S.A. ADR (G)................................      99,945
     761    XTO Energy, Inc. .................................      41,503
                                                                ----------
                                                                   686,512
                                                                ----------
            FINANCE -- 15.1%
     560    ACE Ltd. .........................................      32,346
     704    Allstate Corp. (G)................................      37,407
     835    American International Group, Inc. ...............      53,610
   2,207    Bank of America Corp. ............................     104,648
   1,976    Citigroup, Inc. ..................................      92,004
     470    Federal Home Loan Mortgage Corp. (G)..............      26,894
     299    ING Groep N.V. ADR (G)............................      12,625
     502    MBIA, Inc. (G)....................................      28,176
     338    Merrill Lynch & Co., Inc. (G).....................      25,057
     243    Metlife, Inc. (G).................................      14,621
     254    PNC Financial Services Group, Inc. ...............      16,923
     209    Prudential Financial, Inc. .......................      18,559
     658    State Street Corp. (G)............................      44,113
     662    Synovus Financial Corp. (G).......................      18,504
     114    Torchmark Corp. (G)...............................       7,009
     976    UBS AG............................................      53,726
     194    Ventas, Inc. (G)..................................       6,335
                                                                ----------
                                                                   592,557
                                                                ----------
            HEALTH CARE -- 9.3%
   1,369    Abbott Laboratories...............................      69,400
     448    AstraZeneca plc ADR...............................      23,235
   1,504    Bristol-Myers Squibb Co. .........................      42,714
   1,495    Eli Lilly & Co. ..................................      80,865
     749    Sanofi-Aventis S.A. ADR...........................      31,258
   2,617    Schering-Plough Corp. ............................      74,684
     494    Teva Pharmaceutical Industries Ltd. ADR (G).......      20,766
     460    Wyeth.............................................      22,319
                                                                ----------
                                                                   365,241
                                                                ----------
            SERVICES -- 7.4%
     658    Accenture Ltd. Class A............................      27,721
     572    Automatic Data Processing, Inc. ..................      26,543
     802    CBS Corp. Class B (G).............................      25,431
   1,411    Comcast Corp. Class A (D)(G)......................      37,056
     761    Comcast Corp. Special Class A (D)(G)..............      19,926
     635    New York Times Co. Class A (G)....................      14,521
   1,431    Time Warner, Inc. ................................      27,555
     549    United Parcel Service, Inc. Class B...............      41,578
     655    Viacom, Inc. Class B (D)..........................      25,092
   1,224    Waste Management, Inc. ...........................      46,545
                                                                ----------
                                                                   291,968
                                                                ----------
            TECHNOLOGY -- 15.4%
     679    ASML Holding N.V. (D).............................      20,068
   4,028    AT&T, Inc. .......................................     157,721
   1,068    EMC Corp. (D).....................................      19,759
   2,952    General Electric Co. .............................     114,423
     887    International Business Machines Corp. (G).........      98,169
     259    Lockheed Martin Corp. ............................      25,467
   1,084    Maxim Integrated Products, Inc. ..................      34,369

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
   1,092    Medtronic, Inc. ..................................  $   55,352
   1,165    Microsoft Corp. ..................................      33,768
   1,043    Verizon Communications, Inc. (G)..................      44,471
                                                                ----------
                                                                   603,567
                                                                ----------
            TRANSPORTATION -- 0.6%
   1,592    Southwest Airlines Co. (G)........................      24,937
                                                                ----------
            UTILITIES -- 5.0%
     586    Dominion Resources, Inc. .........................      49,345
   1,041    Exelon Corp. (G)..................................      73,024
     824    FPL Group, Inc. ..................................      47,552
     298    Progress Energy, Inc. (G).........................      13,019
     208    Veolia Environment ADR............................      15,483
                                                                ----------
                                                                   198,423
                                                                ----------
            Total common stock
              (cost $3,046,089)...............................  $3,823,947
                                                                ----------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 15.3%
            REPURCHASE AGREEMENTS -- 2.7%
            Deutsche Bank Securities Joint Repurchase
              Agreement (maturing on 08/01/2007 in the amount
              of $143, collateralized by FHLMC 5.00% -- 6.50%
              2021 -- 2037 value of $146)
$    143      5.10% dated 08/01/2007..........................  $      143
            Deutsche Bank Securities TriParty Joint Repurchase
              Agreement (maturing on 08/01/2007 in the amount
              of $26,347, collateralized by FHLMC 5.00% -6.50%
              2021 -- 2037 value of $27,016)
  26,342      5.31% dated 08/01/2007..........................      26,342
            Merrill Lynch Repurchase Agreement (maturing on
              08/01/2007 in the amount of $36,053,
              collateralized by FHLMC 5.50% -- 7.50%
              2031 -- 2037, FNMA 4.50% -- 7.00% 2018 -- 2037
              value of $36,769)
  36,048      5.31% dated 08/01/2007..........................      36,048
            UBS Securities TriParty Joint Repurchase Agreement
              (maturing on 08/01/2007 in the amount of
              $42,432, collateralized by FHLMC 4.00% -- 10.00%
              2012 -- 2037, FNMA 5.50% -- 7.00% 2012 -- 2037
              value of $43,274)
  42,426      5.31% dated 08/01/2007..........................      42,426
                                                                ----------
                                                                   104,959
                                                                ----------
                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 12.6%
            CASH COLLATERAL REINVESTMENT FUND:
 496,272    BNY Institutional Cash Reserve Fund...............  $  496,272
                                                                ----------
            Total short-term investments
              (cost $601,231).................................  $  601,231
                                                                ----------

            Total investments
              (cost $3,647,320) (C)...........................  112.6%    $4,425,178
            Other assets and liabilities......................  (12.6)%     (496,221)
                                                                -----     ----------
            Total net assets..................................  100.0%    $3,928,957
                                                                =====     ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 13.05% of total net assets at July 31, 2007.

  (C)At July 31, 2007, the cost of securities for federal income tax purposes was $3,650,507 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation........................  $809,223
      Unrealized Depreciation........................   (34,552)
                                                       --------
      Net Unrealized Appreciation....................  $774,671
                                                       ========

  (D)Currently non-income producing.

 (G) Security is partially on loan at July 31, 2007.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD EQUITY GROWTH ALLOCATION FUND (FORMERLY THE HARTFORD AGGRESSIVE GROWTH ALLOCATION FUND)

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 AFFILIATED INVESTMENT COMPANIES -- 99.9%
EQUITY FUNDS -- 99.9%
  1,421     Hartford Capital Appreciation Fund, Class Y.......  $ 62,744
  1,495     Hartford Disciplined Equity Fund, Class Y.........    21,709
    826     Hartford Equity Income Fund, Class Y..............    11,864
    885     Hartford Global Growth Fund, Class Y..............    19,534
    517     Hartford Growth Opportunities Fund, Class Y.......    17,630
    848     Hartford International Opportunities Fund, Class
              Y...............................................    16,309
    952     Hartford International Small Company Fund, Class
              Y...............................................    16,227
    644     Hartford Select Midcap Value Fund, Class Y........     8,008
  1,827     Hartford Select SmallCap Value Fund, Class Y......    20,629
    833     Hartford Small Company Fund, Class Y..............    19,600
  3,794     Hartford Value Fund, Class Y......................    49,659
                                                                --------
            Total investments in affiliated investment
              companies
              (cost $237,902).................................  $263,913
                                                                --------

            Total investments
              (cost $237,902) (C).............................   99.9%    $263,913
            Other assets and liabilities......................    0.1%         379
                                                                -----     --------
            Total net assets..................................  100.0%    $264,292
                                                                =====     ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At July 31, 2007, the cost of securities for federal income tax purposes was $237,904 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation.........................  $26,151
      Unrealized Depreciation.........................     (142)
                                                        -------
      Net Unrealized Appreciation.....................  $26,009
                                                        =======

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD EQUITY INCOME FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 97.6%
            BASIC MATERIALS -- 7.5%
     145    Air Products and Chemicals, Inc. .................  $ 12,524
     122    Alcoa, Inc. ......................................     4,660
     447    Dow Chemical Co. .................................    19,445
     218    E.I. DuPont de Nemours & Co. .....................    10,182
      92    International Paper Co. ..........................     3,403
     169    Kimberly-Clark Corp. .............................    11,384
     114    PPG Industries, Inc. .............................     8,728
                                                                --------
                                                                  70,326
                                                                --------
            CAPITAL GOODS -- 6.5%
     107    3M Co. ...........................................     9,514
     285    American Standard Cos., Inc. .....................    15,426
     124    Deere & Co. ......................................    14,944
      71    Goodrich Corp. ...................................     4,486
     361    Pitney Bowes, Inc. ...............................    16,642
                                                                --------
                                                                  61,012
                                                                --------
            CONSUMER CYCLICAL -- 2.4%
     345    Altria Group, Inc. ...............................    22,926
                                                                --------
            CONSUMER STAPLES -- 7.4%
     134    Colgate-Palmolive Co. ............................     8,818
     361    ConAgra Foods, Inc. ..............................     9,141
      96    Diageo plc ADR....................................     7,800
     213    General Mills, Inc. ..............................    11,838
     248    Kellogg Co. (G)...................................    12,857
     239    Kraft Foods, Inc. ................................     7,819
     173    PepsiCo, Inc. ....................................    11,379
                                                                --------
                                                                  69,652
                                                                --------
            ENERGY -- 14.9%
     534    Chevron Corp. ....................................    45,554
     521    ConocoPhillips Holding Co. .......................    42,123
     529    Exxon Mobil Corp. ................................    45,070
      93    Royal Dutch Shell plc ADR.........................     7,335
                                                                --------
                                                                 140,082
                                                                --------
            FINANCE -- 24.6%
     175    ACE Ltd. .........................................    10,078
     193    Allstate Corp. ...................................    10,242
     821    Bank of America Corp. ............................    38,909
     230    Bank of New York Mellon Corp. ....................     9,793
     297    Chubb Corp. ......................................    14,965
     537    Citigroup, Inc. ..................................    24,985
     608    Host Hotels & Resorts, Inc. ......................    12,843

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            FINANCE -- (CONTINUED)
     502    JP Morgan Chase & Co. ............................  $ 22,111
     205    Lloyd's TSB Group plc ADR (G).....................     9,292
     258    PNC Financial Services Group, Inc. ...............    17,218
     401    UBS AG............................................    22,066
     789    US Bancorp (G)....................................    23,633
     138    Wachovia Corp. ...................................     6,509
     242    Wells Fargo & Co. ................................     8,182
                                                                --------
                                                                 230,826
                                                                --------
            HEALTH CARE -- 7.5%
     241    Abbott Laboratories...............................    12,206
     217    Baxter International, Inc. .......................    11,391
     319    Bristol-Myers Squibb Co. .........................     9,051
     156    Eli Lilly & Co. ..................................     8,422
     166    GlaxoSmithKline plc ADR...........................     8,490
     439    Wyeth.............................................    21,284
                                                                --------
                                                                  70,844
                                                                --------
            SERVICES -- 1.9%
     206    R.R. Donnelley & Sons Co. ........................     8,697
     244    Waste Management, Inc. ...........................     9,260
                                                                --------
                                                                  17,957
                                                                --------
            TECHNOLOGY -- 15.2%
   1,175    AT&T, Inc. .......................................    46,016
     245    Chunghwa Telecom Co., Ltd. ADR....................     4,060
   1,242    General Electric Co. .............................    48,144
     439    Intel Corp. ......................................    10,364
     430    Nokia Corp. ......................................    12,315
     513    Verizon Communications, Inc. .....................    21,884
                                                                --------
                                                                 142,783
                                                                --------
            UTILITIES -- 9.7%
     221    American Electric Power Co., Inc. ................     9,594
     179    Consolidated Edison, Inc. (G).....................     7,827
     129    Dominion Resources, Inc. .........................    10,864
     102    Entergy Corp. ....................................    10,146
     226    Exelon Corp. .....................................    15,854
     431    FPL Group, Inc. ..................................    24,861
     143    SCANA Corp. ......................................     5,335
     200    Southern Co. (G)..................................     6,741
                                                                --------
                                                                  91,222
                                                                --------
            Total common stock
              (cost $805,688).................................  $917,630
                                                                --------

 THE HARTFORD EQUITY INCOME FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
 SHORT-TERM INVESTMENTS -- 5.3%
            REPURCHASE AGREEMENTS -- 1.2%
            Deutsche Bank Securities Joint Repurchase
              Agreement (maturing on 08/01/2007 in the amount
              of $16, collateralized by FHLMC 5.00% -- 6.50%
              2021 -- 2037 value of $16)
$     16      5.10% dated 08/01/2007..........................  $     16
            Deutsche Bank Securities TriParty Joint Repurchase
              Agreement (maturing on 08/01/2007 in the amount
              of $2,838, collateralized by FHLMC
              5.00% -- 6.50% 2021 -- 2037 value of $2,911)
   2,838      5.31% dated 08/01/2007..........................     2,838
            Merrill Lynch Repurchase Agreement (maturing on
              08/01/2007 in the amount of $3,885,
              collateralized by FHLMC 5.50% -- 7.50%
              2031 -- 2037, FNMA 4.50% -- 7.00% 2018 -- 2037
              value of $3,962)
   3,884      5.31% dated 08/01/2007..........................     3,884
            UBS Securities TriParty Joint Repurchase Agreement
              (maturing on 08/01/2007 in the amount of $4,572,
              collateralized by FHLMC 4.00% -- 10.00%
              2012 -- 2037, FNMA 5.50% -- 7.00% 2012 -- 2037
              value of $4,663)
   4,571      5.31% dated 08/01/2007..........................     4,571
                                                                --------
                                                                  11,309
                                                                --------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 4.1%
            CASH COLLATERAL REINVESTMENT FUND:
  37,875    BNY Institutional Cash Reserve Fund...............  $ 37,875
                                                                --------
            Total short-term investments
              (cost $49,184)..................................  $ 49,184
                                                                --------

            Total investments
              (cost $854,872) (C).............................  102.9%    $966,814
            Other assets and liabilities......................   (2.9)%    (26,901)
                                                                -----     --------
            Total net assets..................................  100.0%    $939,913
                                                                =====     ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 7.59% of total net assets at July 31, 2007.

  (C)At July 31, 2007, the cost of securities for federal income tax purposes was $854,984 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation........................  $121,019
      Unrealized Depreciation........................    (9,189)
                                                       --------
      Net Unrealized Appreciation....................  $111,830
                                                       ========

 (G) Security is partially on loan at July 31, 2007.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD FLOATING RATE FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ----------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 0.8%
             FINANCE -- 0.8%
             Bayview Financial Acquisition Trust
$    2,600     7.47%, 05/28/2037 (H)(L)........................  $    2,586
             CS First Boston Mortgage Securities Corp.
     2,000     7.02%, 11/15/2019 (H)(L)........................       1,915
     1,800     7.27%, 11/15/2019 (H)(L)........................       1,680
             Goldman Sachs Mortgage Securities Corp.
    20,940     6.82%, 02/01/2008 (H)(L)........................      20,940
             Helios Finance L.P.
     5,000     7.67%, 10/20/2014 (H)(L)........................       4,868
             Structured Asset Securities Corp.
     4,453     7.82%, 02/25/2037 (H)(L)........................       3,911
             Wells Fargo Home Equity Trust
     4,363     7.57%, 03/25/2037 (H)(L)........................       3,399
                                                                 ----------
             Total asset & commercial
               mortgage backed securities
               (cost $40,857)..................................  $   39,299
                                                                 ----------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 1.5%
             BASIC MATERIALS -- 0.4%
             Berry Plastics Holding Co.
     7,000     9.24%, 09/15/2014 (L)#..........................  $    6,720
             Norske Skog Canada Ltd.
     7,750     8.63%, 06/15/2011 #.............................       6,956
             Nova Chemicals Corp.
     6,195     8.48%, 11/15/2013 (L)...........................       6,040
                                                                 ----------
                                                                     19,716
                                                                 ----------
             CAPITAL GOODS -- 0.1%
             K2, Inc.
     2,000     7.38%, 07/01/2014 #.............................       2,100
                                                                 ----------
             CONSUMER CYCLICAL -- 0.3%
             AutoNation, Inc.
     3,615     7.36%, 04/15/2013 (L)#..........................       3,362
             Builders FirstSource, Inc.
     8,550     9.61%, 02/15/2012 (L)#..........................       8,422
             Masonite International Corp.
     4,000     11.00%, 04/06/2015 #............................       3,320
                                                                 ----------
                                                                     15,104
                                                                 ----------
             CONSUMER STAPLES -- 0.1%
             Appleton Papers, Inc.
     5,000     8.13%, 06/15/2011 #.............................       5,100
                                                                 ----------
             FINANCE -- 0.1%
             Crescent Real Estate Equities L.P.
     4,000     9.25%, 04/15/2009 #.............................       4,092
                                                                 ----------
             SERVICES -- 0.0%
             Primedia, Inc.
     1,500     10.73%, 05/15/2010 (L)#.........................       1,545
                                                                 ----------

PRINCIPAL                                                          MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ----------
             TECHNOLOGY -- 0.5%
             General Cable Corp.
$   10,905     7.73%, 04/01/2015 (L)#..........................  $   10,632
             IPCS, Inc.
     4,000     7.48%, 05/01/2013 (I)(L)#.......................       3,860
             Rural Cellular Corp.
     5,980     8.36%, 06/01/2013 (I)(L)#.......................       6,010
                                                                 ----------
                                                                     20,502
                                                                 ----------
             UTILITIES -- 0.0%
             Calpine Generating Co. LLC
        30     9.07%, 04/01/2009 (H)(L)........................           1
                                                                 ----------
             Total corporate bonds: non-investment grade
               (cost $71,320)..................................  $   68,160
                                                                 ----------
SENIOR FLOATING RATE INTERESTS: INVESTMENT GRADE (V) -- 0.4%
             FINANCE -- 0.4%
             Residential Capital Corp.
    20,500     6.57%, 07/28/2008 (N)...........................  $   19,988
                                                                 ----------
             Total senior floating rate interests:
               investment grade
               (cost $20,455)..................................  $   19,988
                                                                 ----------
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE (V) -- 92.9%
             BASIC MATERIALS -- 10.8%
             Arizona Chemical Co.
     6,983     7.36%, 02/27/2013 (N)...........................  $    6,703
     6,500     10.86%, 02/27/2014 (N)..........................       6,175
             Berry Plastics Holding Co.
    28,179     7.36%, 04/03/2015 (N)...........................      26,295
             Blount, Inc.
     4,925     7.09%, 06/09/2010 (N)#..........................       4,885
             Boise Cascade LLC
     3,111     1.50%, 05/01/2014 (N)(Q)........................       3,064
    13,865     6.86%, 05/01/2014 (N)(Q)........................      13,310
             Brenntag Group
       804     7.39%, 01/12/2014 (N)...........................         776
     4,000     11.89%, 12/22/2012 (N)(Q).......................       3,960
             Brenntag Group, Acquisition Term
       196     7.39%, 01/12/2014 (N)...........................         190
             Calumet Lubricants Co. L.P.
     1,667     5.21%, 12/01/2012 (N)...........................       1,617
     1,642     8.86%, 12/01/2012 (N)...........................       1,592
             Celanese U.S. Holdings LLC, Letter of Credit
     3,261     7.11%, 03/30/2014 (AA)..........................       3,082
             Celanese U.S. Holdings LLC, Term Loan B
    17,695     7.11%, 03/30/2014 (N)...........................      16,722
             Cenveo, Inc.
    14,645     7.11%, 06/21/2013 (N)...........................      14,169
       321     7.11%, 03/16/2014 (N)(Q)........................         322

 THE HARTFORD FLOATING RATE FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
AMOUNT (B)                                                       VALUE (W)
----------                                                       ----------
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE -- (CONTINUED)
             BASIC MATERIALS -- (CONTINUED)
             Coffeyville Resources
$   13,755     8.60%, 12/21/2013 (N)...........................  $   12,987
     2,676     8.61%, 12/21/2010 (N)...........................       2,526
             Cognis GMBH
 EUR 1,000     6.15%, 05/04/2014 (N)...........................       1,321
     3,000     7.36%, 05/04/2014 (N)(Q)........................       2,846
             Columbian Chemicals Co.
    13,395     7.11%, 03/15/2013 -- 03/16/2013 (N).............      12,725
             Compass Minerals Group, Inc.
    12,053     6.86%, 12/22/2012 (N)...........................      11,812
             Domtar, Inc.
    18,000     6.70%, 03/01/2014 (N)...........................      17,280
             Foamex International, Inc.
     3,412     7.33%, 02/08/2013 (N)...........................       3,207
             Georgia-Pacific Corp., First Lien Term Loan
    28,160     7.11%, 02/14/2013 (N)...........................      26,582
             Georgia-Pacific Corp., Term Loan B2
     7,131     7.11%, 02/14/2013 (N)...........................       6,722
             Goodyear Engineered Products
     9,000     7.86%, 07/13/2014 (AA)(Q).......................       8,840
     4,000     11.11%, 07/13/2015 (AA)(Q)......................       3,860
             Goodyear Tire & Rubber Co.
    34,250     6.85%, 04/18/2014 (N)(Q)........................      32,281
     2,500     8.82%, 04/30/2010 (N)#..........................       2,325
             Graham Packaging Co., Inc.
     8,958     7.63%, 04/03/2014 (N)...........................       8,635
             Graphic Packaging Corp.
     7,477     7.34%, 08/08/2010 (N)(Q)........................       7,235
             Hexion Specialty Chemicals
 EUR 1,884     6.45%, 05/05/2013 (N)...........................       2,423
             Hexion Specialty Chemicals, Term Loan C1
    23,136     7.63%, 05/15/2013 (N)...........................      22,245
             Hexion Specialty Chemicals, Term Loan C2
     5,027     7.63%, 05/15/2013 (N)...........................       4,761
             Hexion Specialty Chemicals, Term Loan C4
     1,489     7.63%, 05/15/2013 (N)...........................       1,410
             Hexion Specialty Chemicals, Term Loan C5
     1,000     7.63%, 05/05/2013 (N)...........................         940
             Huntsman International LLC
    44,230     7.07%, 04/23/2014 (N)...........................      42,991
             Ineos Group
    10,396     7.36%, 02/01/2013 (N)...........................      10,125
             Ineos Group Holdings plc
 EUR   500     9.11%, 02/01/2013 (N)...........................         673
             Innophos, Inc.
       657     7.57%, 08/01/2010 (N)...........................         640
             Intertape Polymer Group, Inc.
     3,578     8.07%, 07/28/2011 (N)#..........................       3,560

PRINCIPAL                                                          MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ----------
             BASIC MATERIALS -- (CONTINUED)
             ISP Chemco LLC
$   34,626     7.13%, 05/31/2014 (N)...........................  $   32,722
             Jarden Corp., Term Loan
    16,608     7.11%, 01/24/2012 (N)...........................      16,252
             Jarden Corp., Term Loan B2
    14,695     7.11%, 01/24/2012 (N)...........................      14,357
             Jarden Corp., Term Loan B3
     5,893     7.11%, 01/24/2012 (N)...........................       5,805
             John Maneely Co.
    18,697     8.61%, 12/08/2013 (N)...........................      16,500
             Kranson Industries
     3,669     7.96%, 07/31/2013 (N)...........................       3,678
             Lyondell Chemical Co.
     7,431     6.86%, 08/16/2013 (N)...........................       7,208
             MacDermid, Inc.
     9,476     7.36%, 04/11/2014 (N)...........................       9,334
             Mega Bloks, Inc.
     6,851     7.63%, 07/26/2012 (N)...........................       6,629
             Mueller Water Products, Inc.
       944     7.10%, 05/21/2014 (N)...........................         919
             Nalco Co.
     2,923     7.10%, 11/04/2010 (N)...........................       2,853
             NCI Building Systems, Inc.
     2,402     6.82%, 06/18/2010 (N)...........................       2,351
             Novelis, Inc.
     5,500     7.36%, 07/03/2014 (N)...........................       5,349
             Smurfit-Stone Container Enterprises, Inc., Deposit
               Funded Loan
     1,269     7.38%, 11/01/2010 (N)...........................       1,233
             Smurfit-Stone Container Enterprises, Inc., Term
               Loan B
       755     7.38%, 11/01/2010 (N)...........................         733
             Smurfit-Stone Container Enterprises, Inc., Term
               Loan C
       303     7.38%, 11/01/2011 (N)...........................         294
             Smurfit-Stone Container Enterprises, Inc., Term
               Loan C1
       738     7.38%, 11/01/2011 (N)...........................         718
             Solo Cup Co.
    10,611     8.84%, 02/27/2011 (N)#..........................      10,187
             Tupperware Corp.
    16,930     6.86%, 11/07/2012 (N)...........................      16,253
                                                                 ----------
                                                                    507,189
                                                                 ----------
             CAPITAL GOODS -- 2.5%
             ACCO Brands Corp.
     5,190     7.11%, 08/15/2012 (N)...........................       4,956
             Aearo Technologies, Inc.
     3,000     7.61%, 06/07/2014 (N)...........................       2,910
             Bluegrass Container Corp., First Lien Term Loan
     1,359     7.60%, 06/29/2013 (N)...........................       1,331
             Bluegrass Container Corp., Term Loan B
     4,541     7.60%, 06/29/2013 (N)...........................       4,448
             Bluegrass Container Corp., Second Lien
     2,788     10.32%, 06/29/2013 (N)..........................       2,795

--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ----------
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE -- (CONTINUED)
             CAPITAL GOODS -- (CONTINUED)
             Bluegrass Container Corp., Second Lien Term Loan
$    8,712     10.32%, 06/29/2013 (N)..........................  $    8,494
             Ewards Ltd.
     5,000     7.36%, 05/31/2014 (N)...........................       4,600
             Hawker Beechcraft Acquisition Co., Letter of
               Credit
     1,287     7.36%, 03/27/2014 (AA)(Q).......................       1,210
             Hawker Beechcraft Acquisition Co., Term Loan
    15,179     7.36%, 03/27/2014 (N)(Q)........................      14,307
             Lincoln Industries Corp., Delayed Draw Term Loan
       545     7.86%, 07/11/2014 (N)(Q)........................         524
             Lincoln Industries Corp., Second Lien Term Loan
     1,500     11.11%, 01/10/2015 (AA)(Q)......................       1,504
             Lincoln Industries Corp., Term Loan B
     1,455     7.86%, 07/11/2014 (N)(Q)........................       1,396
             Macandrews Amg Holdings LLC
     9,000     11.11%, 04/17/2012 (N)..........................       9,045
             Nacco Material Handling Group
    16,882     7.35%, 03/22/2013 (N)...........................      16,545
             Primus International, Inc.
     5,271     7.82%, 06/07/2012 (N)...........................       5,192
             Spirit Aerosystems, Inc.
     1,257     7.11%, 09/30/2013 (N)...........................       1,261
             Targus Group International
    11,426     8.87%, 11/22/2012 (N)...........................      10,569
             Transdigm, Inc.
     3,000     7.36%, 06/23/2013 (N)...........................       2,974
             Unifrax Corp.
     5,268     7.63%, 05/02/2013 (N)...........................       5,071
             Vought Aircraft Industries, Inc.
     3,967     7.83%, 12/22/2011 (N)#..........................       3,887
             Wesco Aircraft Hardware Corp.
     1,963     7.61%, 09/29/2013 (N)...........................       1,906
             Yankee Candle Co.
    15,021     7.36%, 02/06/2014 (N)...........................      14,414
                                                                 ----------
                                                                    119,339
                                                                 ----------
             CONSUMER CYCLICAL -- 10.2%
             Accuride Corp.
     6,292     7.38%, 01/31/2012 (N)#..........................       6,083
             AM General LLC
    15,311     8.27%, 09/01/2013 (N)...........................      14,545
             American Axle & Manufacturing Holdings, Inc.
    16,000     7.86%, 06/14/2012 (N)...........................      15,880
             American General Finance Corp.
       528     8.32%, 09/01/2013 (N)...........................         517
             Aramark Corp.
    31,278     7.36%, 01/19/2014 (N)(Q)........................      29,301

PRINCIPAL                                                          MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ----------
             CONSUMER CYCLICAL -- (CONTINUED)
             Armstrong World Industries, Inc.
$    2,372     7.07%, 10/13/2013 (N)...........................  $    2,271
             Axletech International
     3,245     7.36%, 10/20/2012 (N)...........................       3,233
     2,000     11.86%, 04/20/2013 (N)..........................       1,993
             Brand Energy & Infrastructure Services
     9,476     7.63%, 02/08/2014 (N)...........................       8,896
             Building Materials Holdings Corp.
     1,489     7.86%, 11/10/2013 (N)...........................       1,399
             Contech Construction Products
     5,921     7.33%, 01/31/2013 (N)...........................       5,861
             Custom Building Products
     7,149     7.57%, 10/20/2011 (N)...........................       6,542
     2,000     10.32%, 04/20/2012 (N)..........................       1,900
             Dana Corp.
    20,500     7.88%, 03/03/2008 (N)(Q)........................      20,029
             David's Bridal, Inc.
     6,484     7.40%, 01/25/2014 (N)...........................       6,095
             Delphi Corp.
    10,250     8.13%, 12/31/2007 (N)...........................       9,973
             Dollarama Group L.P.
     5,925     7.11%, 11/18/2011 (N)...........................       5,806
             Easton-Bell Sports, Inc.
    21,107     7.11%, 03/16/2012 (N)...........................      20,012
             Federal-Mogul Corp.
     7,750     7.07%, 12/31/2007 (N)...........................       7,600
             Ford Motor Co.
    20,524     8.36%, 12/15/2013 (N)...........................      19,273
             Foster Wheeler LLC
     4,500     7.11%, 09/12/2011 (AA)..........................       4,376
             General Motors Corp.
    13,380     7.74%, 11/27/2013 (N)...........................      12,761
             Hanesbrands, Inc.
     1,093     7.10%, 09/05/2013 (N)...........................       1,049
             Invista B.V., Term Loan A1
     4,761     6.86%, 04/30/2010 (N)...........................       4,523
             Invista B.V., Term Loan A2
    10,861     6.86%, 04/30/2010 (N)...........................      10,318
             KIK Custom Products, Inc.
     4,000     7.61%, 05/23/2014 (N)...........................       3,680
     4,000     10.36%, 11/23/2014 (N)..........................       3,680
             Lear Corp.
     8,928     7.85%, 04/25/2012 (N)...........................       8,668
             Levi Strauss & Co.
    28,000     7.57%, 03/09/2014 (N)...........................      26,600
             Masonite International Corp., Canadian Term Loan
     9,905     7.36%, 04/30/2010 (N)...........................       9,092
             Masonite International Corp., U.S. Term Loan
     9,888     7.36%, 04/30/2010 (N)#..........................       9,007
             Michael's Stores, Inc.
    15,000     7.63%, 11/11/2013 (N)...........................      13,900
             Mother's Work, Inc.
     4,988     7.86%, 03/09/2013 (N)...........................       4,638

 THE HARTFORD FLOATING RATE FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ----------
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE -- (CONTINUED)
             CONSUMER CYCLICAL -- (CONTINUED)
             Navistar International, Letter of Credit
$    4,000     8.14%, 01/17/2012 (N)...........................  $    3,850
             Navistar International, Term Loan
    11,000     8.61%, 01/17/2012 (N)...........................      10,588
             Neiman Marcus Group
     3,303     7.11%, 04/06/2013 (N)...........................       3,161
             Nortek, Inc.
     7,872     7.61%, 08/27/2011 (N)...........................       7,596
             Oshkosh Trucking Corp.
     1,900     6.86%, 12/06/2013 (N)...........................       1,874
    36,581     7.11%, 11/30/2013 (N)...........................      34,972
             The Pantry, Inc.
     2,333     7.07%, 05/14/2014 (N)...........................       2,342
       667     7.11%, 05/14/2014 (AA)(Q).......................         669
             Petco Animal Supplies, Inc
     5,970     7.60%, 10/25/2013 (N)...........................       5,671
             Pro-Build Holdings, Inc.
     2,970     7.07%, 06/21/2013 (N)...........................       2,918
             RJ Tower Corp.
    19,000     9.38%, 08/02/2007 (N)#..........................      18,996
             Roundy's Supermarkets, Inc.
     6,413     8.11%, 11/03/2011 (N)...........................       6,204
             Sports Authority, Inc.
    11,407     7.61%, 04/25/2013 (N)...........................      10,723
             Standard Pacific Corp.
    14,714     6.86%, 04/25/2013 (N)...........................      13,611
             Standard Steel LLC
       333     7.82%, 07/10/2012 (N)...........................         320
     1,650     7.86%, 07/10/2012 (N)...........................       1,584
             Tandus, Inc.
     7,000     7.86%, 05/07/2014 (AA)..........................       6,650
             Tensar Corp.
     3,449     8.11%, 10/28/2012 (N)...........................       3,440
             Toys R Us, Inc.
    21,500     8.32%, 11/30/2008 (N)...........................      21,178
             TRW Automotive, Inc.
     3,000     6.88%, 02/09/2014 (N)...........................       2,921
             United Subcontractors, Inc.
     3,758     8.36%, 12/27/2012 (N)...........................       3,662
             William Carter Co.
    15,549     6.85%, 07/14/2012 (N)...........................      14,655
                                                                 ----------
                                                                    477,086
                                                                 ----------
             CONSUMER STAPLES -- 3.5%
             American Seafoods Group
    15,922     7.11%, 09/30/2011 -- 09/30/2012 (N).............      15,285
             Appleton Papers, Inc.
     2,000     7.10%, 06/05/2014 (N)...........................       1,905
             B & G Foods, Inc.
     2,261     7.36%, 02/22/2013 (N)...........................       2,216
             Bird's Eye Foods, Inc.
     8,481     7.11%, 03/21/2014 (N)...........................       8,205
             Chiquita Brands International, Inc.
    15,305     8.38%, 06/28/2012 (N)...........................      14,892

PRINCIPAL                                                          MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ----------
             CONSUMER STAPLES -- (CONTINUED)
             Dean Foods Co.
$   28,928     6.86%, 03/29/2014 (N)#..........................  $   27,626
             Del Monte Foods Co.
        10     6.84%, 02/08/2012 (N)...........................          10
             Dole Food Co., Inc.
     4,074     7.36%, 04/12/2013 (AA)..........................       3,830
    28,793     7.45%, 04/12/2013 (N)#..........................      27,138
     8,639     7.54%, 04/12/2013 (N)...........................       8,077
             Huish Detergents, Inc.
    13,500     7.32%, 04/25/2014 (N)...........................      12,150
     3,500     9.57%, 10/25/2014 (N)...........................       3,080
             Johnson Diversey, Inc.
       380     7.86%, 12/16/2010 (N)...........................         368
     4,263     7.86%, 12/16/2011 (N)(Q)........................       4,125
             Michael Foods, Inc.
     6,197     7.36%, 11/21/2010 (N)...........................       6,058
             New Page Corp.
     2,754     7.63%, 05/02/2011 (N)...........................       2,703
             OSI Group, Inc., Dutch Term Loan
     2,618     7.36%, 09/02/2011 (N)...........................       2,513
             OSI Group, Inc., German Term Loan
     2,095     7.36%, 09/02/2011 (N)#..........................       2,011
             OSI Group, Inc., U.S. Term Loan B
     4,713     7.36%, 09/02/2011 (N)#..........................       4,524
             Piere Foods, Inc.
    10,048     7.57%, 06/30/2010 (N)...........................      10,048
             United Agri Products, Inc.
     2,970     7.36%, 06/01/2012 (N)...........................       2,851
             Van Houtte, Inc
     4,000     7.61%, 07/09/2014 (AA)..........................       4,000
                                                                 ----------
                                                                    163,615
                                                                 ----------
             ENERGY -- 1.9%
             Big West Oil LLC
     6,875     1.50%, 02/02/2015 (N)(Q)........................       6,600
     5,625     7.61%, 02/02/2015 (N)...........................       5,400
             Citgo Petroleum Corp.
     2,742     6.70%, 11/14/2012 (N)...........................       2,646
             Energy Transfer Partners
     5,900     7.11%, 12/19/2012 (N)...........................       5,667
             Firstlight Power Resources, Inc., Letter of Credit
       633     7.86%, 11/01/2013 (N)...........................         617
             Firstlight Power Resources, Inc., Term Loan B
     5,333     7.86%, 11/01/2013 (N)...........................       5,193
             Helix Energy Solutions Group, Inc.
     1,920     7.33%, 05/31/2013 (N)...........................       1,845
             Key Energy Services
     8,915     7.84%, 06/30/2012 (N)...........................       8,647
     1,600     7.86%, 06/30/2012 (AA)..........................       1,552
             Niska Gas Storage LLC
       606     7.07%, 05/03/2013 (N)...........................         608
             Niska Gas Storage LLC, Canadian Term Loan
     3,172     7.11%, 05/03/2013 (N)...........................       3,061

--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ----------
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE -- (CONTINUED)
             ENERGY -- (CONTINUED)
             Niska Gas Storage LLC, Delayed Draw U.S. Term Loan
$      350     7.11%, 05/03/2013 (N)...........................  $      338
             Niska Gas Storage LLC, U.S. Term Loan
       517     7.11%, 05/03/2013 (N)...........................         499
             Petroleum Geo-Services
    10,000     7.11%, 07/03/2015 (N)...........................       9,650
             Targa Resources, Inc.
     5,928     7.36%, 10/31/2012 (N)...........................       5,751
             Texas Petrochemicals L.P.
     2,000     7.86%, 06/27/2013 (AA)..........................       1,960
     5,940     7.94%, 06/27/2013 (N)...........................       5,822
             Western Refining, Inc., Delayed Draw Term Loan
     5,011     7.07%, 03/06/2014 (N)...........................       4,773
             Western Refining, Inc., Term Loan
    20,501     7.07%, 03/06/2014 (N)...........................      19,527
                                                                 ----------
                                                                     90,156
                                                                 ----------
             FINANCE -- 6.6%
             Amerigroup Corp.
     7,500     7.38%, 04/17/2014 (N)...........................       7,191
             Ameritrade Holding Corp.
     1,750     6.61%, 12/31/2011 (N)...........................       1,702
     1,194     6.82%, 12/31/2011 (N)...........................       1,149
             Ashtead Group plc
    14,500     7.13%, 08/21/2011 (N)(Q)........................      14,183
             Avis Budget Car Rental LLC
    11,127     6.61%, 04/19/2012 (N)...........................      10,700
             BNY Convergex Group LLC
     3,074     1.50%, 09/30/2013 (N)(Q)........................       3,013
     3,326     8.34%, 09/30/2013 (N)...........................       3,245
             BNY Convergex Group LLC & EZE Castle Software
     4,214     8.36%, 08/30/2013 (N)...........................       4,093
             Brickman Group Holdings, Inc.
     4,988     7.34%, 01/24/2014 (N)...........................       4,913
             Buckeye Check Cashing, Inc.
     8,737     7.36%, 05/01/2012 (N)...........................       8,432
             Capital Automotive L.P.
     3,442     7.07%, 12/20/2010 (N)...........................       3,349
             CB Richard Ellis Services, Inc.
       927     6.82%, 12/14/2013 (N)...........................         908
             Conseco, Inc.
     8,459     7.32%, 06/22/2010 (N)...........................       8,036
             Covanta Holding Corp.
    23,960     6.88%, 02/09/2014 (N)...........................      23,399
             Crescent Resources LLC
    24,500     8.32%, 09/07/2012 (N)...........................      23,581
             Dollar Financial Corp., Delayed Draw Term Loan
     1,892     8.11%, 10/30/2012 (N)...........................       1,855
             Dollar Financial Corp., Term Loan
     2,574     8.11%, 10/30/2012 (N)...........................       2,522

PRINCIPAL                                                          MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ----------
             FINANCE -- (CONTINUED)
             Dollar Thrifty Automotive Group, Inc.
$    6,000     7.34%, 06/12/2014 (N)...........................  $    5,845
             Euronet Worldwide, Inc.
     2,747     7.35%, 03/30/2014 (N)...........................       2,644
             FSB Holdings, Inc.
     3,500     7.88%, 09/29/2013 (N)...........................       3,487
       500     11.13%, 03/29/2014 (N)..........................         500
             General Growth Properties, Inc.
    11,276     6.57%, 02/24/2010 (N)...........................      10,865
             Golden Gate National
     4,566     8.07%, 03/14/2011 (N)...........................       4,520
             Hertz Corp.
       779     7.11%, 12/21/2012 (AA)..........................         755
     4,341     7.24%, 12/21/2012 (N)...........................       4,184
             HMSC Corp.
     3,990     7.61%, 10/03/2014 (N)...........................       3,771
     3,000     10.86%, 04/03/2014 (N)..........................       2,730
             Hub International Holdings, Inc., Delayed Draw
               Term Loan
     1,281     7.86%, 06/12/2014 (AA)(Q).......................       1,211
             Hub International Holdings, Inc., Term Loan
     5,719     7.86%, 06/14/2014 (N)...........................       5,404
             Kar Holdings, Inc.
    18,500     7.61%, 10/17/2013 (N)...........................      16,989
             Landsource Holding Co. LLC
    13,437     8.11%, 02/26/2013 (N)...........................      12,430
             LNR Properties Corp.
    30,000     8.11%, 06/29/2009 -- 06/29/2011 (N).............      28,550
             Mattamy Funding Partnership
     2,475     7.63%, 04/11/2013 (N)...........................       2,419
             Nasdaq Stock Market, Inc., Incremental Term Loan
     4,963     7.07%, 05/22/2012 (N)...........................       4,789
             Nasdaq Stock Market, Inc., Term Loan B
     1,008     7.07%, 05/22/2012 (N)...........................         973
             Nasdaq Stock Market, Inc., Term Loan C
       584     7.07%, 05/22/2012 (N)...........................         563
             November Land Investors LLC
     1,164     8.07%, 05/01/2011 (N)...........................       1,094
     1,500     12.32%, 05/09/2012 (N)..........................       1,455
             Realogy Corp., Letter of Credit
     5,303     8.36%, 10/05/2013 (AA)(Q).......................       5,011
             Realogy Corp., Term Loan
    19,697     8.36%, 10/05/2014 (N)(Q)........................      18,244
             Rent-A-Center, Inc.
    11,666     7.12%, 10/26/2012 (N)...........................      11,739
             Rental Service Corp.
    11,910     6.93%, 11/21/2012 (N)...........................      11,612
             Sedgwick CMS Holdings, Inc.
     7,879     7.61%, 01/31/2013 (N)...........................       7,643
             TE/Tousa Senior LLC
     2,500     11.75%, 08/01/2008 (N)..........................       2,513
             TransFirst Holdings, Inc.
     5,000     8.11%, 06/12/2014 (N)...........................       4,762
     1,000     11.36%, 06/12/2015 (N)..........................         947

 THE HARTFORD FLOATING RATE FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
AMOUNT (B)                                                       VALUE (W)
----------                                                       ----------
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE -- (CONTINUED)
             FINANCE -- (CONTINUED)
             United Rentals, Inc., Credit Linked Deposit
$    1,347     7.36%, 02/14/2011 (AA)..........................  $    1,320
             United Rentals, Inc., Initial Term Loan
     2,955     7.32%, 02/14/2011 (N)...........................       2,885
             Vanguard Car Rental USA Holdings, Inc.
     8,430     8.34%, 06/08/2013 (N)...........................       8,304
                                                                 ----------
                                                                    312,429
                                                                 ----------
             HEALTH CARE -- 11.0%
             Advanced Medical Optics, Inc.
     7,980     7.10%, 04/02/2014 (N)...........................       7,800
             AGA Medical Corp.
     6,408     7.36%, 04/26/2013 (N)...........................       6,280
             Biomet, Inc.
     8,000     7.36%, 02/15/2015 (AA)(Q).......................       7,553
             Carestream Health, Inc.
    12,750     7.34%, 04/12/2013 (N)...........................      12,113
     1,500     10.59%, 10/12/2013 (N)..........................       1,448
             Carl Zeiss
     5,718     7.84%, 03/14/2014 (N)...........................       5,757
 EUR 1,000     8.06%, 03/14/2014 (N)...........................       1,372
             Center For Diagnostic Imaging
     2,648     8.86%, 12/31/2010 (N)#..........................       2,516
             Community Health Systems, Inc., Bridge Term Loan
    10,800     9.36%, 10/24/2014 (AA)(Q).......................      10,746
             Community Health Systems, Inc., Delayed Draw Term
               Loan
     2,056     7.11%, 07/02/2014 (AA)(Q).......................       1,952
             Community Health Systems, Inc., Term Loan B
    24,944     7.11%, 07/02/2014 (N)(Q)........................      23,697
             DJ Orthopedics LLC
    14,374     6.88%, 04/07/2013 (N)...........................      13,978
             Fresenius Medical Care AG
    47,311     6.74%, 03/31/2013 (N)#..........................      44,827
             General Nutrition Centers, Inc.
     5,985     7.61%, 03/14/2014 (N)...........................       5,536
             HCA, Inc.
    10,114     6.86%, 11/14/2012 (N)...........................       9,619
    18,860     7.61%, 11/17/2013 (N)#..........................      17,941
             Health Management Associates, Inc.
    22,943     7.11%, 02/12/2014 (N)...........................      21,767
             Healthcare Partners LLC
    11,571     7.13%, 10/20/2013 (N)...........................      10,877
             HealthSouth Corp.
    14,625     7.86%, 03/07/2013 (N)...........................      14,056
             IASIS Healthcare Capital Corp.
    12,535     7.36%, 01/15/2014 (N)(Q)........................      11,893
     4,750     10.61%, 06/15/2014 (N)..........................       4,441
             IASIS Healthcare Capital Corp., Delayed Draw Term
               Loan
     4,293     7.36%, 03/15/2014 (N)(Q)........................       4,078

PRINCIPAL                                                          MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ----------
             HEALTH CARE -- (CONTINUED)
             IASIS Healthcare Capital Corp., Term Loan
$    1,145     7.36%, 03/15/2014 (N)(Q)........................  $    1,087
             Ikaria Acquisition, Inc.
     3,660     7.86%, 03/28/2013 (N)...........................       3,513
             Inverness Medical Innovation, Inc.
     6,000     7.34%, 06/27/2014 (N)...........................       5,700
     1,000     9.59%, 06/26/2015 (N)...........................         965
             Lifepoint Hospitals, Inc.
    19,781     6.99%, 04/15/2012 (N)(Q)........................      18,841
             Multiplan Corp.
    10,670     7.82%, 04/12/2013 -- 04/13/2013 (N).............      10,283
             National Mentor
     6,542     7.35%, 06/27/2013 (N)...........................       6,476
       397     7.36%, 06/27/2013 (AA)..........................         393
             National Renal Institutes, Inc.
    11,890     7.63%, 03/31/2013 (N)...........................      11,177
             Orthofix Holdings, Inc.
    12,795     7.11%, 09/22/2013 (N)...........................      12,123
             Pharmaceutical Product Development, Inc.
     4,938     8.57%, 01/29/2012 (N)...........................       4,968
             Pharmaceutical Technologies and Services
    10,000     7.61%, 04/04/2014 (N)...........................       9,300
             Psychiatric Solutions, Inc.
     8,997     7.12%, 07/01/2012 (N)...........................       8,884
             Quintiles Transnational Corp.
     8,902     7.36%, 03/31/2013 (N)...........................       8,413
             Reable Therapeutics Finance LLC
     7,467     7.88%, 11/03/2013 (N)...........................       7,243
             Renal Advantage, Inc.
     3,931     7.86%, 10/05/2012 (N)...........................       3,926
             Rite Aid Corp.
    31,000     7.07%, 06/01/2014 (N)#..........................      30,148
             Select Medical Corp.
    15,806     7.36%, 02/24/2012 (N)...........................      15,148
             Skilled Healthcare Group, Inc.
     4,952     7.57%, 06/15/2012 (N)...........................       4,903
             Spanish Broadcasting System, Inc.
    23,738     7.11%, 06/10/2012 (N)...........................      23,263
             Sun Healthcare Group, Inc.
     5,345     7.36%, 04/12/2014 (N)...........................       5,104
             Sun Healthcare Group, Inc., Delayed Draw Term Loan
       948     7.36%, 04/12/2014 (N)(Q)........................         939
             Sun Healthcare Group, Inc., Synthetic Letter of
               Credit
     1,207     7.36%, 04/12/2014 (N)...........................       1,195
             Surgical Care Affiliates LLC
     6,000     7.57%, 12/29/2014 (N)...........................       5,640
             Triumph Healthcare
       738     8.83%, 07/28/2013 (N)...........................         725
             United Surgical Partners International
     1,532     7.37%, 04/19/2014 (N)(Q)........................       1,505
     7,952     7.38%, 04/19/2014 (N)(Q)........................       7,395
             Vanguard Health Holdings Co. II LLC
    16,267     7.61%, 09/23/2011 (N)...........................      15,535

--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ----------
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE -- (CONTINUED)
             HEALTH CARE -- (CONTINUED)
             Varietal Distribution Merger Sub., Inc.
$   14,000     7.86%, 06/29/2014 (N)...........................  $   13,510
             Viant Holdings, Inc.
    13,500     7.61%, 06/25/2014 (N)(Q)........................      12,690
             Warner Chilcott Corp.
     9,539     7.36%, 01/18/2012 (N)...........................       9,196
             Waterpik Technologies, Inc.
    12,770     7.62%, 06/30/2013 (N)...........................      12,387
             Youth & Family Centered Services, Inc.
     2,475     8.08%, 07/10/2013 (N)...........................       2,407
                                                                 ----------
                                                                    515,229
                                                                 ----------
             SERVICES -- 26.0%
             24 Hour Fitness Worldwide, Inc.
     2,967     7.87%, 06/08/2012 (N)...........................       2,886
             Acosta, Inc.
     6,456     7.57%, 12/06/2012 (N)...........................       6,222
             Acxiom Corp.
     6,819     7.07%, 09/13/2012 (N)...........................       6,768
             Advanstar Holdings Corp.
    11,000     7.61%, 06/01/2014 (N)...........................      10,230
     2,000     10.36%, 12/01/2014 (N)..........................       1,950
             Advantage Sales & Marketing, Inc.
    31,853     7.36%, 03/29/2013 (N)...........................      29,942
             Affiliated Computer Services, Inc., First
               Securities Repurchase Increase
    10,865     7.32%, 03/20/2013 (N)...........................      10,485
             Affiliated Computer Services, Inc., Term Loan B
     5,920     7.32%, 03/20/2013 (N)...........................       5,693
             Affinion Group, Inc.
    17,274     7.86%, 10/07/2012 (N)...........................      16,799
             Alixpartners LLP
     2,985     7.61%, 10/11/2013 (N)...........................       2,925
             Alliance Atlantis Communications, Inc.
     1,975     6.85%, 12/20/2011 (N)...........................       1,970
             Allied Waste Industries, Inc.
    16,211     7.09%, 01/15/2012 (N)...........................      15,670
    17,425     7.11%, 01/15/2012 (AA)..........................      16,815
             AMC Entertainment, Inc.
     5,915     7.07%, 01/26/2013 (N)...........................       5,674
             AMF Bowling Worldwide, Inc.
     2,000     7.82%, 06/05/2013 (N)...........................       1,920
             Asurion Corp.
     7,000     8.32%, 07/03/2014 (N)...........................       6,536
             Bresnan Communications LLC
    23,000     7.36%, 09/29/2013 (N)...........................      21,978
             Brock Holdings III, Inc.
     3,561     7.36%, 02/21/2014 (N)...........................       3,454
             Cardinal Logistics Management
     4,988     9.07%, 03/09/2014 (N)...........................       4,950
             Carmike Cinemas, Inc.
     9,839     8.61%, 09/29/2011 -- 05/19/2012 (N).............       9,538

PRINCIPAL                                                          MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ----------
             SERVICES -- (CONTINUED)
             Casella Waste Systems, Inc.
$    4,477     7.36%, 04/28/2010 (N)...........................  $    4,293
             Cavel Holdings LLC
     3,980     10.11%, 11/29/2012 (N)..........................       3,990
             CCM Merger, Inc.
     2,440     7.36%, 08/01/2012 (N)...........................       2,330
             CCO Holdings LLC
    14,000     7.86%, 09/05/2014 (N)...........................      13,125
             Cebridge Communications LLC
    31,072     7.36%, 11/05/2013 (N)...........................      29,428
    10,000     9.86%, 05/05/2014 (N)...........................       9,700
             Cedar Fair L.P.
    21,735     7.32%, 07/21/2013 (N)...........................      20,856
             Cinemark, Inc.
     3,474     7.13%, 10/04/2013 (N)...........................       3,333
             Citadel Broadcasting Corp.
    37,000     6.99%, 06/08/2014 (N)...........................      34,410
             Clarke American Corp.
    23,000     7.86%, 02/28/2014 (N)...........................      20,700
             CMP Susquehanna Corp.
    14,826     7.36%, 03/24/2013 (N)...........................      14,279
             Coinmach Service Corp.
     1,466     7.88%, 12/16/2010 (N)...........................       1,453
             CSC Holdings, Inc.
     1,950     6.57%, 02/24/2012 (N)...........................       1,853
    44,125     7.07%, 03/24/2013 (N)...........................      42,133
             Cumulus Media, Inc.
    16,773     7.08%, 06/01/2014 (N)...........................      16,424
             Dex Media West LLC, Inc.
     1,941     6.86%, 03/09/2010 (N)...........................       1,854
             Discovery Communications Holding LLC
    11,000     7.36%, 05/03/2014 (N)...........................      10,684
             DynCorp International, Inc.
       443     7.63%, 02/11/2011 (N)...........................         430
             Emdeon Business Services LLC
     5,363     7.61%, 11/16/2013 (N)...........................       5,122
     2,000     10.36%, 05/16/2014 (N)..........................       1,980
             Emmis Operating Co.
     3,886     7.36%, 10/30/2013 (N)...........................       3,755
             Energy Solutions LLC, Add-On Letter of Credit
     1,514     7.57%, 06/07/2013 (N)...........................       1,476
             Energy Solutions LLC, LC Facility
       126     7.57%, 06/07/2013 (N)...........................         123
             Energy Solutions LLC, Term Loan B
     2,477     7.66%, 06/07/2013 (N)...........................       2,415
             Energy Solutions LLC, Term Loan B2
     1,187     7.66%, 06/07/2013 (N)...........................       1,158
             Energy Solutions LLC
     2,000     9.88%, 12/26/2013 (N)...........................       1,995
             F & W Publications, Inc.
     8,608     7.61%, 08/05/2012 (N)...........................       8,264
     3,000     9.61%, 08/05/2012 (N)...........................       2,910
             Fender Musical Instruments Corp.
     1,500     7.11%, 06/06/2014 (AA)(Q).......................       1,504
     3,000     7.65%, 06/06/2014 (N)...........................       2,880

 THE HARTFORD FLOATING RATE FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ----------
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE -- (CONTINUED)
             SERVICES -- (CONTINUED)
             Golden Nugget, Inc.
$    3,818     7.32%, 06/22/2014 (N)(Q)........................  $    3,580
     2,182     7.36%, 06/22/2014 (AA)(Q).......................       2,165
     3,750     8.57%, 12/31/2014 (N)...........................       3,478
             Gray Television, Inc., Term Loan B
    19,965     6.86%, 12/31/2014 (N)(Q)........................      18,767
             Greektown Holdings LLC
     3,970     7.88%, 12/01/2012 (N)...........................       3,891
             Green Valley Ranch Gaming LLC
     2,883     7.36%, 02/09/2014 (N)...........................       2,781
     8,000     8.61%, 02/09/2014 (N)...........................       7,460
             Greenwood Racing, Inc.
     2,975     7.57%, 11/14/2011 (N)...........................       2,841
             Hanley Wood LLC
     3,000     7.61%, 03/07/2014 (N)...........................       2,760
             Harrah's Entertainment, Inc.
    30,000     6.86%, 03/05/2008 (AA)(Q).......................      29,925
             Herbst Gaming, Inc.
     4,980     7.24%, 12/02/2011 (N)...........................       4,780
             Hit Entertainment, Inc.
     1,975     7.34%, 08/26/2012 (N)...........................       1,901
             inVentiv Health, Inc., Delayed Draw Term Loan
     1,029     7.11%, 07/05/2014 (N)(Q)........................         985
             inVentiv Health, Inc., Term Loan B
    10,888     7.11%, 07/05/2014 (N)...........................      10,425
             Isle of Capri Black Hawk LLC
     3,726     7.36%, 10/24/2011 (N)...........................       3,633
             Lake At Las Vegas Joint Venture LLC
     6,796     10.11%, 02/01/2010 (N)..........................       6,015
             Las Vegas Sands Corp.
    11,000     7.11%, 05/15/2014 -- 05/16/2014 (AA)(Q).........      10,331
             Las Vegas Sands Corp., Term Loan B
    39,000     7.11%, 05/15/2014 (N)...........................      36,628
             LBI Media, Inc.
    10,652     6.82%, 05/01/2012 (N)...........................      10,226
             Lodgenet Entertainment Corp.
     5,000     7.36%, 04/04/2014 (N)...........................       4,888
             Medianews Groups, Inc.
     3,960     7.09%, 08/02/2013 (N)...........................       3,821
             MGM Holdings II, Inc.
     5,609     8.61%, 04/08/2012 (N)...........................       5,426
             MGM Mirage, Inc.
    35,000     6.50%, 10/03/2011 (N)...........................      34,038
             Montecito Broadcast Group LLC
     2,462     7.82%, 01/25/2013 (N)...........................       2,401
             Nelson Education
     6,000     7.82%, 07/05/2014 (N)...........................       5,940
             NEP Supershooters L.P.
     7,980     7.61%, 02/13/2014 (N)...........................       7,661
             New World Gaming Partners Ltd., Delayed Draw Term
               Loan
       167     7.86%, 07/16/2014 (AA)(Q).......................         167

PRINCIPAL                                                          MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ----------
             SERVICES -- (CONTINUED)
             New World Gaming Partners Ltd., First Lien Term
               Loan
$      833     7.86%, 07/16/2014 (AA)(Q).......................  $      808
             New World Gaming Partners Ltd.
     4,000     10.86%, 01/16/2015 (AA)(Q)......................       3,840
             Open Solutions, Inc.
     3,595     7.45%, 01/25/2014 (N)...........................       3,407
             Penton Media, Inc.
     7,481     7.61%, 02/06/2013 (N)...........................       7,219
     7,000     10.36%, 02/06/2014 (N)..........................       6,755
             Persona Communications Corp., Delayed Draw First
               Lien Term Loan
     1,911     8.07%, 10/11/2013 (N)...........................       1,906
             Persona Communications Corp., First Lien Term Loan
     3,077     8.07%, 10/11/2013 (N)...........................       3,069
             Persona Communications Corp.
     3,500     11.36%, 04/11/2014 (N)..........................       3,518
             Philosophy, Inc.
     3,991     7.36%, 03/15/2014 (N)...........................       3,911
             Pinnacle Foods
    26,500     8.11%, 03/30/2014 (N)...........................      25,021
             Quebecor Media, Inc.
     2,955     7.36%, 01/17/2013 (N)...........................       2,892
             Raycom TV Broadcasting, Inc.
    20,229     6.88%, 07/27/2013 (N)...........................      20,216
             RE/MAX International, Inc., Delayed Draw Term Loan
     5,167     7.26%, 01/30/2008 (N)(Q)........................       5,173
             RE/MAX International, Inc., Term Loan
     4,833     7.26%, 01/30/2008 (N)...........................       4,839
             Readers Digest Association, Inc.
    24,439     7.35%, 03/02/2014 (N)...........................      22,850
     5,000     7.61%, 03/02/2013 (AA)(Q).......................       4,519
             Regal Cinemas, Inc.
    38,161     6.86%, 11/10/2010 (N)...........................      36,682
             Sabre, Inc.
    24,380     7.61%, 09/30/2014 (N)(Q)........................      22,332
             Safenet, Inc.
     1,500     7.86%, 05/22/2014 (N)...........................       1,410
             Seminole Tribe of Florida, Term Loan
     1,166     6.88%, 03/06/2014 (N)(Q)........................       1,111
             Seminole Tribe of Florida, Term Loan B2
     3,935     6.88%, 03/06/2014 (N)...........................       3,748
             Seminole Tribe of Florida, Term Loan B3
     3,899     6.88%, 03/06/2014 (N)...........................       3,714
             Sensata Technologies
    32,235     7.11%, 04/21/2013 (N)...........................      30,953
             Sheridan Group, Inc.
    13,000     7.86%, 06/13/2014 (N)(Q)........................      12,350
     4,000     11.11%, 06/13/2015 (N)..........................       3,600
             Sirius Satellite Radio, Inc.
     8,500     7.63%, 09/01/2012 (N)...........................       7,990
             Six Flags, Inc.
    13,000     7.61%, 04/30/2015 (N)...........................      12,038

--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ----------
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE -- (CONTINUED)
             SERVICES -- (CONTINUED)
             Southern Graphic Systems
$      998     7.86%, 12/30/2011 (N)(Q)........................  $      978
     1,970     7.87%, 12/30/2011 (N)...........................       1,931
             Sungard Data Systems, Inc.
    10,823     7.36%, 08/08/2012 (N)...........................      10,304
             Synagro Technologies, Inc.
     4,000     7.36%, 03/28/2014 (N)...........................       3,800
     2,000     10.11%, 09/28/2014 (N)..........................       1,900
             Thomson Learning
    17,000     8.07%, 06/27/2014 (N)...........................      15,969
             Time Warner Telecom Holdings, Inc.
     8,443     7.36%, 07/01/2013 (N)...........................       8,189
             Town Sports International Holdings, Inc.
     3,990     7.13%, 02/27/2014 (N)...........................       3,671
             Transaction Network Services, Inc.
     4,862     7.36%, 05/10/2013 (N)...........................       4,765
             Tribune Co.
    13,756     7.86%, 05/17/2009 (N)(Q)........................      13,257
    22,333     8.36%, 05/17/2014 (N)...........................      20,030
             U.S. Investigations Services, Term Loan B
     9,910     8.07%, 10/14/2012 (N)...........................       9,898
             U.S. Investigations Services, Term Loan C
       985     8.07%, 10/14/2012 (N)...........................         984
             U.S. Investigations Services, Term Loan D
       993     8.07%, 10/14/2012 (N)...........................         991
             United Site Services, Inc.
     3,000     9.61%, 06/29/2013 (N)...........................       2,880
             Univision Communications
    15,034     7.61%, 09/16/2014 (N)...........................      13,793
     7,000     7.82%, 03/16/2009 (N)...........................       6,755
             Univision Communications, Delayed Draw Term Loan
       966     7.61%, 09/16/2014 (AA)(Q).......................         888
             UPC Financing Partnership
    43,500     7.13%, 12/31/2014 (N)...........................      41,814
             Valley Crest Companies
     1,990     7.36%, 10/04/2013 (N)...........................       1,930
             Venetian Macau Ltd.
    10,500     7.61%, 04/06/2012 -- 05/25/2013 (N).............      10,024
             Verso Paper Holdings LLC
     6,630     7.13%, 07/28/2013 (N)...........................       6,597
             Vertafore, Inc.
     3,491     7.86%, 01/31/2012 (N)...........................       3,352
             Washington Country Casino Resort LLC
     2,452     8.88%, 11/07/2011 (H)(N)........................       2,446
             Weight Watchers International, Inc., Term Loan 1
     1,799     6.63%, 01/24/2013 (N)...........................       1,745
             Weight Watchers International, Inc., Term Loan A
    15,500     6.63%, 01/24/2013 (N)...........................      15,074
             Weight Watchers International, Inc.
     5,473     6.88%, 01/24/2014 (N)...........................       5,363

PRINCIPAL                                                          MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ----------
             SERVICES -- (CONTINUED)
             Wenner Media LLC
$    2,805     7.11%, 09/29/2013 (N)...........................  $    2,636
             West Corp.
    32,483     7.75%, 10/23/2013 (N)...........................      31,005
             WideOpenWest Finance LLC
    16,000     7.85%, 07/01/2014 (N)...........................      14,960
     5,000     11.61%, 07/01/2015 (N)..........................       4,400
             Wilmar Landco LLC
     3,500     7.61%, 07/03/2008 (N)...........................       3,439
             Wilmar OPCO LLC
     3,907     7.61%, 01/03/2012 (N)...........................       3,774
             Worldspan L.P.
     1,990     8.61%, 12/21/2013 (N)...........................       1,974
             Wynn Resorts Ltd.
     7,500     7.11%, 06/01/2014 (AA)(Q).......................       7,181
             Yell Group plc
     5,000     7.32%, 02/10/2013 (N)...........................       4,886
             Yonkers Racing Corp.
     6,465     8.88%, 08/12/2011 (N)...........................       6,320
                                                                 ----------
                                                                  1,219,950
                                                                 ----------
             TECHNOLOGY -- 13.0%
             Advanced Micro Devices, Inc.
     7,113     7.36%, 10/24/2013 (N)...........................       6,732
             Alaska Communication Systems Holdings, Inc.,
               Incremental Term Loan
     2,200     7.11%, 02/01/2012 (N)...........................       2,139
             Alaska Communication Systems Holdings, Inc.,
               Initial Term Loan
       300     7.11%, 02/01/2012 (N)...........................         292
             Alaska Communication Systems Holdings, Inc., Term
               Loan
    23,070     7.11%, 02/01/2012 (N)#..........................      22,428
             American Cellular Corp.
     6,940     7.36%, 03/14/2014 (N)...........................       6,864
             American Reprographics Co. LLC
     5,767     7.11%, 12/20/2012 (N)...........................       5,652
             Aspect Software, Inc.
     4,466     8.36%, 09/22/2012 (N)...........................       4,198
             Canwest MediaWorks L.P.
     7,000     7.34%, 07/13/2014 (N)...........................       6,825
             Caribe Information Investment, Inc.
    13,125     7.61%, 03/29/2013 (N)...........................      12,731
             CCC Information Services Group, Inc.
     2,592     7.86%, 02/10/2013 (N)...........................       2,521
             Cellnet Technology, Inc.
     8,498     7.36%, 08/26/2011 (N)...........................       8,328
             Cellular South, Inc., Delayed Draw Term Loan
       625     7.11%, 05/29/2014 (AA)(Q).......................         603
             Cellular South, Inc., Term Loan B
     1,875     7.11%, 05/29/2014 (N)...........................       1,809
             Charter Communications Operating LLC
    36,049     7.36%, 04/28/2013 -- 04/30/2014 (N).............      33,911
             Cincinnati Bell, Inc.
     6,003     6.82%, 08/31/2012 (N)...........................       5,743

 THE HARTFORD FLOATING RATE FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ----------
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE -- (CONTINUED)
             TECHNOLOGY -- (CONTINUED)
             Cinram International
$   21,933     7.36%, 05/05/2010 (N)...........................  $   21,727
             Crown Castle Operating Co.
    13,495     6.84%, 03/06/2014 (N)...........................      12,863
             DaVita, Inc.
     2,015     6.82%, 10/05/2011 (N)...........................       1,874
     6,501     6.86%, 10/05/2012 (N)(Q)........................       6,143
             Dresser, Inc.
    13,000     7.86%, 05/04/2014 (N)(Q)........................      12,372
             FairPoint Communications, Inc.
    16,750     7.13%, 02/08/2012 (N)...........................      16,108
             Fleetcor Technologies Operating Co., LLC
     4,988     7.59%, 04/30/2013 (N)...........................       5,000
     1,000     7.61%, 04/30/2013 (AA)(Q).......................       1,003
             Freescale Semiconductor, Inc.
    15,920     7.11%, 11/28/2013 (N)...........................      14,686
             Gatehouse Media Operating, Inc.
    33,000     7.36%, 08/05/2014 (N)...........................      31,152
             Hawaiian Telecom Communications, Inc.
    24,500     7.61%, 06/01/2014 (N)(Q)........................      23,275
             Idearc, Inc.
    26,845     7.36%, 11/17/2014 (N)...........................      25,746
             Infor Global Solutions
     1,000     8.11%, 07/08/2012 (N)...........................         950
     5,000     11.61%, 03/02/2014 -- 07/28/2014 (N)............       4,580
             Infor Global Solutions, Delayed Draw Term Loan
     1,021     9.11%, 07/28/2012 (N)...........................         965
             Infor Global Solutions, Term Loan
     1,957     9.11%, 07/28/2012 (N)...........................       1,839
             Intelsat Bermuda Ltd.
    12,267     7.86%, 01/03/2014 (N)...........................      11,789
             Intergraph Corp.
     2,392     7.61%, 05/29/2014 (N)...........................       2,297
             Intesat Ltd.
    12,974     7.36%, 07/03/2012 -- 01/11/2014 (N).............      12,530
             IPC Systems, Inc.
    20,000     7.61%, 05/31/2014 (N)...........................      18,400
             Kronos, Inc.
     7,000     7.61%, 06/12/2014 (N)...........................       6,563
             Leap Wireless International, Inc.
     7,925     7.36%, 06/15/2013 (N)...........................       7,598
             Level 3 Communications
    26,941     7.61%, 03/01/2014 (N)...........................      25,661
             Marvell Technology Group Ltd.
    10,911     7.84%, 11/09/2009 (N)...........................      10,965
             Mediacom Broadband
    16,602     7.07%, 01/31/2015 (N)...........................      15,830
    12,430     7.10%, 01/31/2015 (N)...........................      11,746
             Mediacom LLC
     2,000     6.84%, 09/30/2012 (N)#..........................       1,920
    10,933     7.10%, 01/31/2015 (N)...........................      10,523
             Metro PCS Wireless, Inc.
    24,366     7.63%, 11/02/2013 (N)...........................      23,422

PRINCIPAL                                                          MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ----------
             TECHNOLOGY -- (CONTINUED)
             National Cinemedia, Inc.
$   11,000     7.11%, 02/13/2015 (N)...........................  $   10,498
             Ntelos, Inc.
    24,500     7.57%, 08/24/2011 (N)...........................      23,642
             One Communications Corp.
     5,000     8.88%, 06/30/2012 (N)...........................       4,800
             Paetec Holding Corp.
     3,230     7.82%, 02/09/2013 (N)...........................       3,141
             R.H. Donnelley, Inc., Term Loan D1
    14,255     6.86%, 06/30/2011 (N)...........................      13,732
             R.H. Donnelley, Inc., Term Loan D2
    21,572     6.86%, 06/30/2011 (N)(Q)........................      20,656
             RCN Corp.
    17,000     7.69%, 04/19/2014 (N)...........................      16,490
             Reynolds & Reynolds Co.
     6,829     7.36%, 10/24/2012 (N)...........................       6,590
             Riverdeep Interactive Learning USA
     9,461     8.10%, 12/21/2013 (N)...........................       9,225
             Trilogy International Patrners LLC
     1,333     8.86%, 06/22/2012 (N)...........................       1,287
             Verifone Holdings, Inc.
     4,516     7.11%, 10/30/2013 (N)...........................       4,426
             Verint Systems, Inc.
    12,000     8.09%, 05/23/2014 (N)...........................      11,910
             Virgin Media Dover LLC
     6,000     7.36%, 09/03/2012 (N)...........................       5,821
             Virgin Mobile
     3,918     10.31%, 12/01/2010 (N)..........................       3,869
             Wind Acquisitions Holdings Finance S.A.
     5,348     12.61%, 12/12/2011 (N)..........................       5,348
             Windstream Corp.
     8,714     6.86%, 08/23/2007 (N)...........................       8,726
                                                                 ----------
                                                                    610,464
                                                                 ----------
             TRANSPORTATION -- 2.9%
             Delta Air Lines, Inc.
     7,560     7.36%, 04/25/2012 (N)...........................       7,088
     4,000     9.36%, 04/25/2014 (N)...........................       3,835
             Greatwide Logistics Services, Inc.
     6,468     8.86%, 01/22/2014 (N)...........................       5,950
             Jacobson Cos
     4,000     7.86%, 06/19/2014 (N)...........................       3,720
             Kansas City Southern Railway Co.
     2,000     6.82%, 04/28/2013 (N)...........................       1,900
     5,957     7.07%, 04/28/2013 (N)...........................       5,659
             Kenan Advantage Group
     5,749     8.11%, 12/16/2011 (N)...........................       5,663
             Laidlaw International, Inc., Term Loan
       993     7.07%, 07/31/2013 (N)...........................         999
             Laidlaw International, Inc., Term Loan B
     2,978     7.07%, 07/31/2013 (N)...........................       2,966
             Louis US Holdco, Inc.
     2,528     7.82%, 11/04/2013 (N)...........................       2,477
       828     7.86%, 11/04/2013 (AA)..........................         831

--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ----------
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE -- (CONTINUED)
             TRANSPORTATION -- (CONTINUED)
             MacQuarie Aircraft Leasing Finance S.A.
$   19,835     6.85%, 11/29/2013 (N)(Q)........................  $   19,835
     5,000     9.36%, 11/29/2013 (N)...........................       5,000
             Northwest Airlines
    18,500     7.34%, 08/21/2008 (N)...........................      18,003
             Rail America, Inc.
    20,000     7.61%, 10/04/2008 (N)...........................      19,700
             United Air Lines, Inc.
    19,500     7.38%, 02/01/2014 (N)...........................      18,070
             US Airways Group, Inc.
    17,500     7.86%, 03/23/2014 (N)...........................      16,564
                                                                 ----------
                                                                    138,260
                                                                 ----------
             UTILITIES -- 4.5%
             Astoria Generating Co. Acquisitions LLC
     7,500     9.11%, 08/23/2013 (N)...........................       7,284
             Atlas Pipeline Partners L.P.
    10,000     8.11%, 07/23/2014 (AA)(Q).......................       9,925
             Boston Generating LLC
       862     5.23%, 12/19/2013 (N)...........................         823
       241     5.24%, 12/19/2013 (N)...........................         230
     3,877     7.61%, 12/19/2013 (N)...........................       3,700
             Calpine Corp.
    12,968     7.61%, 04/03/2014 (N)...........................      12,319
             Dynegy Holdings, Inc., Letter of Credit
    26,061     6.82%, 03/30/2013 (N)...........................      24,714
             Dynegy Holdings, Inc., Term Loan
     1,939     6.82%, 03/30/2013 (N)...........................       1,869
             El Paso Corp.
     2,000     7.11%, 11/23/2009 (AA)..........................       1,935
             Kgen LLC, Letter of Credit
     2,625     7.13%, 02/01/2014 (N)...........................       2,494
             Kgen LLC, Term Loan B
     4,353     7.13%, 02/01/2014 (N)...........................       4,136
             Kinder Morgan, Inc.
    37,333     6.82%, 05/22/2014 (N)(Q)........................      35,607
             Mirant North America LLC
    26,180     7.07%, 01/03/2013 (N)(Q)........................      24,936
             NRG Energy, Inc.
    37,933     7.11%, 06/08/2013 (N)...........................      36,199
     9,238     8.11%, 06/08/2014 (N)(Q)........................       8,915
             Pike Electric Corp.
    10,953     6.88%, 07/01/2012 -- 12/10/2012 (N)#............      10,405
             Reliant Energy, Inc.
    15,600     7.11%, 03/31/2014 (N)...........................      14,820
             Semcrude L.P.
     2,000     7.11%, 05/14/2014 (N)...........................       1,945

PRINCIPAL                                                          MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ----------
             UTILITIES -- (CONTINUED)
             TPF Generation Holdings LLC
$    4,966     7.36%, 12/21/2011 -- 12/21/2013 (N).............  $    4,784
     6,500     9.61%, 12/21/2014 (N)...........................       6,313
                                                                 ----------
                                                                    213,353
                                                                 ----------
             Total senior floating rate interests:
               non-investment grade
               (cost $4,562,856)...............................  $4,367,070
                                                                 ----------
             Total long-term investments
               (cost $4,695,488)...............................  $4,494,517
                                                                 ----------
SHORT-TERM INVESTMENTS -- 2.0%
             FINANCE -- 0.4%
    17,316   State Street Bank Money Market Fund...............  $   17,316
             REPURCHASE AGREEMENTS -- 1.6%
             BNP Paribas Securities Corp. Repurchase Agreement
               (maturing on 08/01/2007 in the amount of
               $20,392, collateralized by U.S. Treasury Bond
               6.25% 2023 value of $20,942)
    20,389     5.07% dated 08/01/2007..........................      20,389
             RBS Greenwich Capital Markets Repurchase Agreement
               (maturing on 08/01/2007 in the amount of
               $27,190, collateralized by U.S. Treasury Note
               12.00% 2013 value of $27,754)
    27,186     5.05% dated 08/01/2007..........................      27,186
             UBS Securities, Inc. Repurchase Agreement
               (maturing on 08/01/2007 in the amount of
               $29,793, collateralized by U.S. Treasury Bond
               8.00% 2021 value of $30,556)
    29,789     5.07% dated 08/01/2007..........................      29,789
                                                                 ----------
                                                                     77,364
                                                                 ----------
             Total short-term investments (cost $94,680).......  $   94,680
                                                                 ----------

             Total investments
               (cost $4,790,168) (C)...........................   97.6%    $4,589,197
             Other assets and liabilities......................    2.4%       110,519
                                                                 -----     ----------
             Total net assets..................................  100.0%    $4,699,716
                                                                 =====     ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.93% of total net assets at July 31, 2007.

  (C)At July 31, 2007, the cost of securities for federal income tax purposes was $4,790,185 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation.......................  $     686
      Unrealized Depreciation.......................   (201,674)
                                                      ---------
      Net Unrealized (Depreciation).................  $(200,988)
                                                      =========

 THE HARTFORD FLOATING RATE FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

  # This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

  (AA)
     The interest rate disclosed for these securities represents an estimated average coupon as of July 31, 2007.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2007, was $9,870, which represents 0.21% of total net assets.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2007.

 (N) The interest rate disclosed for these securities represents the average coupon as of July 31, 2007.

  (Q)The cost of securities purchased on a when-issued or delayed delivery basis at July 31, 2007 was $240,518.

  (V)Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at July 31, 2007.

   (B)
     All principal amounts are in U.S. dollars unless otherwise indicated. EUR -- EURO

 (H) The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD
      ACQUIRED  SHARES/PAR                 SECURITY                COST BASIS
      --------  ----------                 --------                ----------
      04/2007      2,600     Bayview Financial Acquisition Trust,
                             7.47%, 05/28/2037                       $2,600
      11/2005         30     Calpine Generating Co. LLC, 9.07%,
                             04/01/2009                                  30
      11/2005      2,000     CS First Boston Mortgage Securities
                             Corp., 7.02%, 11/15/2019 - 144A          2,000
      02/2006      1,800     CS First Boston Mortgage Securities
                             Corp., 7.27%, 11/15/2019 - 144A          1,779
      03/2007     20,940     Goldman Sachs Mortgage Securities
                             Corp., 6.82%, 02/01/2008 - Reg D        20,940
      04/2007      5,000     Helios Finance L.P., 7.67%,
                             10/20/2014 - 144A                        5,000
      03/2007      4,453     Structured Asset Securities Corp.,
                             7.82%, 02/25/2037                        4,371
      10/2005      2,452     Washington Country Casino Resort
                             LLC, 8.88%, 11/07/2011                   2,452
      03/2007      4,363     Wells Fargo Home Equity Trust,
                             7.57%, 03/25/2037                        4,167

     The aggregate value of these securities at July 31, 2007 was $41,746 which represents 0.89% of total net assets.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD FUNDAMENTAL GROWTH FUND (FORMERLY THE HARTFORD FOCUS FUND)

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 98.4%
            BASIC MATERIALS -- 4.2%
     25     Companhia Vale do Rio Doce ADR....................   $ 1,245
     14     Freeport-McMoRan Copper & Gold, Inc. .............     1,287
                                                                 -------
                                                                   2,532
                                                                 -------
            CAPITAL GOODS -- 8.7%
     24     Applied Materials, Inc. ..........................       525
      8     Boeing Co. .......................................       786
     15     Caterpillar, Inc. ................................     1,213
      5     Deere & Co. ......................................       614
     17     Grant Prideco, Inc. (D)...........................       948
     21     Lam Research Corp. (D)............................     1,226
                                                                 -------
                                                                   5,312
                                                                 -------
            CONSUMER CYCLICAL -- 11.3%
     26     American Eagle Outfitters, Inc. ..................       631
     20     Best Buy Co., Inc. ...............................       878
     19     Coach, Inc. (D)(G)................................       841
     11     Kohl's Corp. (D)..................................       693
     25     Lowe's Cos., Inc. ................................       692
     17     NIKE, Inc. Class B................................       954
     59     Staples, Inc. ....................................     1,365
     13     Target Corp. .....................................       794
                                                                 -------
                                                                   6,848
                                                                 -------
            CONSUMER STAPLES -- 2.8%
     15     PepsiCo, Inc. ....................................       997
     11     Procter & Gamble Co. .............................       687
                                                                 -------
                                                                   1,684
                                                                 -------
            ENERGY -- 7.0%
     15     Apache Corp. .....................................     1,219
      9     Devon Energy Corp. ...............................       687
     15     GlobalSantaFe Corp. (G)...........................     1,097
     13     Schlumberger Ltd. ................................     1,260
                                                                 -------
                                                                   4,263
                                                                 -------
            FINANCE -- 13.0%
     21     Aflac, Inc. ......................................     1,089
     17     American International Group, Inc. ...............     1,072
      5     Franklin Resources, Inc. .........................       599
      4     Goldman Sachs Group, Inc. ........................       810
     43     Invesco plc ADR (G)...............................     1,076
     11     MBIA, Inc. .......................................       623
      8     NYSE Euronext.....................................       593
     20     UnitedHealth Group, Inc. .........................       973
     14     Wellpoint, Inc. (D)...............................     1,074
                                                                 -------
                                                                   7,909
                                                                 -------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            HEALTH CARE -- 12.5%
     11     Abbott Laboratories...............................   $   552
     21     Amgen, Inc. (D)...................................     1,123
     13     Celgene Corp. (D)(G)..............................       805
     17     CVS/Caremark Corp. ...............................       581
     11     Eli Lilly & Co. ..................................       584
     14     Genentech, Inc. (D)...............................     1,071
     12     Genzyme Corp. (D).................................       776
     21     St. Jude Medical, Inc. (D)........................       889
     28     Teva Pharmaceutical Industries Ltd. ADR...........     1,185
                                                                 -------
                                                                   7,566
                                                                 -------
            SERVICES -- 3.2%
     18     Accenture Ltd. Class A............................       750
     19     Priceline.com, Inc. (D)...........................     1,206
                                                                 -------
                                                                   1,956
                                                                 -------
            TECHNOLOGY -- 34.3%
     24     Akamai Technologies, Inc. (D)(G)..................       825
     25     Altera Corp. .....................................       587
     20     America Movil S.A.B. de C.V. ADR..................     1,192
      4     Apple, Inc. (D)...................................       488
     23     AT&T, Inc. .......................................       889
     12     China Mobile Ltd. ADR (G).........................       671
     52     Cisco Systems, Inc. (D)...........................     1,500
     31     Corning, Inc. (D).................................       749
     23     Dover Corp. ......................................     1,158
     32     General Electric Co. .............................     1,221
      3     Google, Inc. (D)..................................     1,453
     26     Hewlett-Packard Co. ..............................     1,201
     21     Infosys Technologies Ltd. ADR (G).................     1,047
     26     Intel Corp. ......................................       614
     12     International Business Machines Corp. ............     1,272
     15     Medtronic, Inc. ..................................       755
     46     Microsoft Corp. ..................................     1,342
      7     NII Holdings, Inc. Class B (D)....................       622
     33     Nokia Corp. (G)...................................       951
     63     Oracle Corp. (D)..................................     1,203
     10     Qualcomm, Inc. ...................................       433
      3     Research In Motion Ltd. (D).......................       642
                                                                 -------
                                                                  20,815
                                                                 -------
            UTILITIES -- 1.4%
     13     Exelon Corp. .....................................       877
                                                                 -------
            Total common stock
              (cost $56,804)..................................   $59,762
                                                                 -------

 THE HARTFORD FUNDAMENTAL GROWTH FUND (FORMERLY THE HARTFORD FOCUS FUND)

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
 SHORT-TERM INVESTMENTS -- 11.1%
            REPURCHASE AGREEMENTS -- 1.9%
            Deutsche Bank Securities Joint Repurchase
              Agreement (maturing on 08/01/2007 in the amount
              of $2, collateralized by FHLMC 5.00% -- 6.50%
              2021 -- 2037 value of $2)
 $    2       5.10% dated 08/01/2007..........................   $     2
            Deutsche Bank Securities TriParty Joint Repurchase
              Agreement (maturing on 08/01/2007 in the amount
              of $287, collateralized by FHLMC 5.00% -- 6.50%
              2021 -- 2037 value of $294)
    287       5.31% dated 08/01/2007..........................       287
            Merrill Lynch Repurchase Agreement (maturing on
              08/01/2007 in the amount of $393, collateralized
              by FHLMC 5.50% -- 7.50% 2031 -- 2037, FNMA
              4.50% -- 7.00% 2018 -- 2037 value of $401)
    393       5.31% dated 08/01/2007..........................       393
            UBS Securities TriParty Joint Repurchase Agreement
              (maturing on 08/01/2007 in the amount of $462,
              collateralized by FHLMC 4.00% -- 10.00%
              2012 -- 2037, FNMA 5.50% -- 7.00% 2012 -- 2037
              value of $472)
    462       5.31% dated 08/01/2007..........................       462
                                                                 -------
                                                                   1,144
                                                                 -------
SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 9.2%
            CASH COLLATERAL REINVESTMENT FUND:
  5,535     Navigator Prime Portfolio.........................     5,535
                                                                 -------
PRINCIPAL
AMOUNT
---------
            U.S. TREASURY COLLATERAL SECURITIES:
            U.S. Treasury Bond
 $   15       2.00%, 01/15/2026...............................        15
     --       3.63%, 04/15/2028...............................         1
     18       3.88%, 04/15/2029...............................        28
            U.S. Treasury Note
     --       1.88%, 07/15/2015...............................        --
                                                                 -------
                                                                      44
                                                                 -------
                                                                   5,579
                                                                 -------
            Total short-term investments
              (cost $6,723)...................................   $ 6,723
                                                                 -------


            Total investments
              (cost $63,527) (C)..............................  109.5%    $66,485
            Other assets and liabilities......................   (9.5)%    (5,771)
                                                                -----     -------
            Total net assets..................................  100.0%    $60,714
                                                                =====     =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 13.19% of total net assets at July 31, 2007.

  (C)At July 31, 2007, the cost of securities for federal income tax purposes was $63,992 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation.........................  $ 4,154
      Unrealized Depreciation.........................   (1,661)
                                                        -------
      Net Unrealized Appreciation.....................  $ 2,493
                                                        =======

  (D)Currently non-income producing.

 (G) Security is partially on loan at July 31, 2007.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 THE HARTFORD GLOBAL COMMUNICATIONS FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 91.1%
            BRAZIL -- 5.6%
     61     Brasil Telecom S.A. ADR (G).......................   $ 1,545
     31     Tele Norte Leste Participacoes S.A. ADR...........       660
                                                                 -------
                                                                   2,205
                                                                 -------
            CANADA -- 6.2%
     98     Nortel Networks Corp. (D).........................     2,116
      6     Telus Corp. ......................................       329
                                                                 -------
                                                                   2,445
                                                                 -------
            CHINA -- 2.1%
  1,432     China Telecom Corp., Ltd. (A).....................       829
                                                                 -------
            EGYPT -- 2.8%
     11     Mobinil-Egyptian Mobile Service...................       373
     11     Orascom Telecom Holding SAE GDR...................       733
                                                                 -------
                                                                   1,106
                                                                 -------
            FRANCE -- 7.4%
     89     France Telecom S.A. (A)(G)........................     2,380
      3     Iliad S.A. (A)....................................       256
      7     Neuf Cegtel (A)(G)................................       284
                                                                 -------
                                                                   2,920
                                                                 -------
            INDONESIA -- 2.7%
     22     P.T. Telekomunikasi Indonesia ADR (G).............     1,056
                                                                 -------
            ISRAEL -- 4.0%
     14     Cellcom Israel Ltd. ..............................       357
     73     Partner Communications Co., Ltd. ADR (G)..........     1,201
                                                                 -------
                                                                   1,558
                                                                 -------
            LUXEMBOURG -- 3.0%
     15     Millicom International Cellular S.A. (D)..........     1,180
                                                                 -------
            MOROCCO -- 0.0%
      1     Maroc Telecom (A).................................        12
                                                                 -------
            NORWAY -- 4.3%
     93     Telenor ASA (A)...................................     1,699
                                                                 -------
            RUSSIA -- 11.6%
     42     AFK Sistema GDR...................................     1,307
     22     Mobile Telesystems OJSC ADR.......................     1,433
     17     Vimpel-Communications ADR.........................     1,811
                                                                 -------
                                                                   4,551
                                                                 -------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            SOUTH AFRICA -- 5.3%
    109     MTN Group Ltd. (A)................................   $ 1,525
      6     Telkom South Africa Ltd. ADR (G)..................       573
                                                                 -------
                                                                   2,098
                                                                 -------
            SPAIN -- 0.5%
      3     Telefonica S.A. ADR...............................       210
                                                                 -------
            TURKEY -- 5.3%
    117     Turkcell Iletisim Hizmetleri ADR..................     2,071
                                                                 -------
            UNITED KINGDOM -- 1.5%
     65     Cable & Wireless plc (A)..........................       223
    103     Thus Group plc (D)................................       352
                                                                 -------
                                                                     575
                                                                 -------
            UNITED STATES -- 28.8%
     94     Arris Group, Inc. (D).............................     1,395
     32     Atlantic Tele-Network, Inc. ......................       928
    125     Comcast Corp. Class A (D).........................     3,294
      6     Leap Wireless International, Inc. (D).............       513
     18     MetroPCS Communications, Inc. (D).................       653
     44     NII Holdings, Inc. Class B (D)(G).................     3,688
     45     Time Warner Telecom, Inc. Class A (D).............       880
                                                                 -------
                                                                  11,351
                                                                 -------
            Total common stock
              (cost $29,999)..................................   $35,866
                                                                 -------
WARRANTS -- 2.9%
            LUXEMBOURG -- 2.9%
     51     Citigroup Global Certificate -- Bharti
              Televentures....................................   $ 1,131
                                                                 -------
            Total warrants
              (cost $420).....................................   $ 1,131
                                                                 -------
PREFERRED STOCK -- 3.9%
            BRAZIL -- 3.9%
     16     Telecomunicacoes de Sao Paulo S.A. (G)............   $   506
     31     Telemar Norte Leste S.A. .........................     1,040
                                                                 -------
            Total preferred stock
              (cost $1,079)...................................   $ 1,546
                                                                 -------
            Total long-term investments
              (cost $31,498)..................................   $38,543
                                                                 -------

 THE HARTFORD GLOBAL COMMUNICATIONS FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
AMOUNT                                                          VALUE (W)
---------                                                       ---------
 SHORT-TERM INVESTMENTS -- 13.9%
            REPURCHASE AGREEMENTS -- 3.3%
            Deutsche Bank Securities Joint Repurchase
              Agreement (maturing on 08/01/2007 in the amount
              of $2, collateralized by FHLMC 5.00% -- 6.50%
              2021 -- 2037 value of $2)
 $    2       5.10% dated 08/01/2007..........................   $     2
            Deutsche Bank Securities TriParty Joint Repurchase
              Agreement (maturing on 08/01/2007 in the amount
              of $329, collateralized by FHLMC 5.00% -- 6.50%
              2021 -- 2037 value of $337)
    329       5.31% dated 08/01/2007..........................       329
            Merrill Lynch Repurchase Agreement (maturing on
              08/01/2007 in the amount of $450, collateralized
              by FHLMC 5.50% -- 7.50% 2031 -- 2037, FNMA
              4.50% -- 7.00% 2018 -- 2037 value of $459)
    450       5.31% dated 08/01/2007..........................       450
            UBS Securities TriParty Joint Repurchase Agreement
              (maturing on 08/01/2007 in the amount of $530,
              collateralized by FHLMC 4.00% -- 10.00%
              2012 -- 2037, FNMA 5.50% -- 7.00% 2012 -- 2037
              value of $541)
    530       5.31% dated 08/01/2007..........................       530
                                                                 -------
                                                                   1,311
                                                                 -------
SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 10.6%
            CASH COLLATERAL REINVESTMENT FUND:
  4,172     BNY Institutional Cash Reserve Fund...............     4,172
                                                                 -------
            Total short-term investments
              (cost $5,483)...................................   $ 5,483
                                                                 -------

            Total investments
              (cost $36,981) (C)..............................  111.8%    $44,026
            Other assets and liabilities......................  (11.8)%    (4,650)
                                                                -----     -------
            Total net assets..................................  100.0%    $39,376
                                                                =====     =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 69.06% of total net assets at July 31, 2007.

  (C)At July 31, 2007, the cost of securities for federal income tax purposes was $37,169 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation..........................  $7,726
      Unrealized Depreciation..........................    (869)
                                                         ------
      Net Unrealized Appreciation......................  $6,857
                                                         ======

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at July 31, 2007, was $7,208, which represents 18.31% of total net assets.

  (D)Currently non-income producing.

 (G) Security is partially on loan at July 31, 2007.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

     FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JULY 31, 2007

                                                                       UNREALIZED
                                     MARKET    CONTRACT   DELIVERY   APPRECIATION/
      DESCRIPTION                    VALUE      AMOUNT      DATE     (DEPRECIATION)
      -----------                   --------   --------   --------   --------------
      South African Rand (Buy)        $47        $49      08/01/07        $(2)
                                                                          ===

 THE HARTFORD GLOBAL FINANCIAL SERVICES FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 99.2%
            AUSTRALIA -- 2.4%
     34     Westpac Banking Corp. (A).........................   $   757
                                                                 -------
            BRAZIL -- 1.5%
     11     Banco Itau Holding................................       498
                                                                 -------
            CANADA -- 5.9%
     16     Bank of Montreal..................................       967
      4     Canadian Imperial Bank of Commerce................       329
     19     Canadian Western Bank.............................       509
      3     Gluskin Sheff Associates, Inc. ...................        84
                                                                 -------
                                                                   1,889
                                                                 -------
            FRANCE -- 4.1%
     22     Axa S.A. (A)......................................       848
     30     Fimatex S.A. (A)(D)...............................       472
                                                                 -------
                                                                   1,320
                                                                 -------
            GERMANY -- 3.1%
      6     Muenchener Rueckversicherungs-Gesellschaft AG
              (A).............................................     1,005
                                                                 -------
            ITALY -- 7.3%
    115     Intesa Sanpaolo (A)...............................       867
    173     UniCredito Italiano S.p.A. (A)....................     1,469
                                                                 -------
                                                                   2,336
                                                                 -------
            LIECHTENSTEIN -- 1.2%
      1     Verwalt & Privat-Bank AG..........................       396
                                                                 -------
            NETHERLANDS -- 7.2%
     34     Aegon N.V. (A)....................................       620
     29     ING Groep N.V. (A)................................     1,242
     20     SNS Reaal (A).....................................       453
                                                                 -------
                                                                   2,315
                                                                 -------
            NORWAY -- 1.1%
     27     Sparebanken Midt-Norge (A)........................       339
                                                                 -------
            SOUTH AFRICA -- 0.2%
     15     African Bank Investments, Ltd. (A)................        67
                                                                 -------
            SWITZERLAND -- 11.4%
     24     Julius Baer Holding Ltd. (A)......................     1,648
     11     Paris RE Holdings, Ltd. (D).......................       291
      1     Swiss Life Holding (A)............................       319
     25     UBS AG (A)........................................     1,388
                                                                 -------
                                                                   3,646
                                                                 -------
            UNITED KINGDOM -- 14.8%
    172     Aberdeen Asset Management plc (A).................       660
     95     Amvescap plc (A)..................................     1,194
     42     Kensington Group plc (A)..........................       380
     90     Lloyds TSB Group plc (A)..........................     1,010
    228     Old Mutual plc (A)................................       746
     48     Paragon Group Companies plc (A)...................       427
     10     Standard Chartered plc (A)........................       321
                                                                 -------
                                                                   4,738
                                                                 -------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            UNITED STATES -- 39.0%
     11     ACE Ltd. .........................................   $   618
      2     Alleghany Corp. (D)...............................       771
     32     Bank of America Corp. ............................     1,513
     13     Capital One Financial Corp. ......................       892
     32     Citigroup, Inc. ..................................     1,494
     38     Citizens Republic Bancorp, Inc. ..................       607
      6     Comerica, Inc. ...................................       295
     16     Commerce Bancorp, Inc. ...........................       549
     13     Countrywide Financial Corp. ......................       366
     34     E*Trade Financial Corp. (D).......................       632
      1     Encore Bancshares Inc. (D)........................        23
     13     MBIA, Inc. (G)....................................       746
     21     PNC Financial Services Group, Inc. ...............     1,366
     12     Reinsurance Group of America, Inc. ...............       618
     11     Signature Bank (D)................................       349
     45     Sterling Financial Corp. (G)......................       748
     18     Unum Group........................................       442
     11     Webster Financial Corp. ..........................       482
                                                                 -------
                                                                  12,511
                                                                 -------
            Total common stock
              (cost $29,506)..................................   $31,817
                                                                 -------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 5.6%
            REPURCHASE AGREEMENTS -- 0.7%
            Deutsche Bank Securities Joint Repurchase
              Agreement (maturing on 08/01/2007 in the amount
              of $--, collateralized by FHLMC 5.00% -- 6.50%
              2021 -- 2037 value of $--)
 $   --       5.10% dated 08/01/2007..........................   $    --
            Deutsche Bank Securities TriParty Joint Repurchase
              Agreement (maturing on 08/01/2007 in the amount
              of $59, collateralized by FHLMC 5.00% -- 6.50%
              2021 -- 2037 value of $60)
     59       5.31% dated 08/01/2007..........................        59
            Merrill Lynch Repurchase Agreement (maturing on
              08/01/2007 in the amount of $81, collateralized
              by FHLMC 5.50% -- 7.50% 2031 -- 2037, FNMA
              4.50% -- 7.00% 2018 -- 2037 value of $82)
     81       5.31% dated 08/01/2007..........................        81
            UBS Securities TriParty Joint Repurchase Agreement
              (maturing on 08/01/2007 in the amount of $95,
              collateralized by FHLMC 4.00% -- 10.00%
              2012 -- 2037, FNMA 5.50% -- 7.00% 2012 -- 2037
              value of $97)
     95       5.31% dated 08/01/2007..........................        95
                                                                 -------
                                                                     235
                                                                 -------

 THE HARTFORD GLOBAL FINANCIAL SERVICES FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
SHARES                                                          VALUE (W)
---------                                                       ---------
SHORT-TERM INVESTMENTS -- (CONTINUED)
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 4.9%
            CASH COLLATERAL REINVESTMENT FUND:
  1,571     Mellon GSL DBT II Collateral Fund.................   $ 1,571
                                                                 -------
            Total short-term investments
              (cost $1,806)...................................   $ 1,806
                                                                 -------

            Total investments
              (cost $31,312) (C)..............................  104.8%    $33,623
            Other assets and liabilities......................   (4.8)%    (1,555)
                                                                -----     -------
            Total net assets..................................  100.0%    $32,068
                                                                =====     =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 60.20% of total net assets at July 31, 2007.

  (C)At July 31, 2007, the cost of securities for federal income tax purposes was $31,377 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation.........................  $ 3,305
      Unrealized Depreciation.........................   (1,059)
                                                        -------
      Net Unrealized Appreciation.....................  $ 2,246
                                                        =======

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at July 31, 2007, was $16,232, which represents 50.62% of total net assets.

  (D)Currently non-income producing.

 (G) Security is partially on loan at July 31, 2007.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

           FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JULY 31, 2007

                                                                                                                 UNREALIZED
                                                              MARKET         CONTRACT         DELIVERY         APPRECIATION/
DESCRIPTION                                                   VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                                   ------         --------         --------         --------------
British Pound (Sell)                                           $854            $851           08/02/07              $(3)
Euro (Buy)                                                      846             847           08/02/07               (1)
                                                                                                                    ---
                                                                                                                    $(4)
                                                                                                                    ===

 THE HARTFORD GLOBAL GROWTH FUND (FORMERLY THE HARTFORD GLOBAL LEADERS FUND)

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 99.7%
            BASIC MATERIALS -- 6.0%
     202    Cameco Corp. .....................................  $  8,254
     251    Companhia Vale do Rio Doce ADR (G)................    12,301
     142    Henkel KGaA Vorzug (A)............................     7,647
      60    Praxair, Inc. (G).................................     4,620
     200    Xstrata plc (A)...................................    12,771
                                                                --------
                                                                  45,593
                                                                --------
            CAPITAL GOODS -- 5.0%
      61    Alstom RGPT (A)...................................    11,029
     147    Boeing Co. .......................................    15,204
     307    Gamesa Corporacion Tecnologica S.A. (A)...........    12,298
                                                                --------
                                                                  38,531
                                                                --------
            CONSUMER CYCLICAL -- 8.1%
     203    Arcandor AG (D)(G)................................     6,254
   2,691    China Communications Construction Co., Ltd. (A)...     6,038
      75    Hyundai Motor Co., Ltd. (A).......................     6,537
     136    LG Electronics, Inc. (A)(D).......................    11,420
      36    Nintendo Co., Ltd. (A)............................    17,164
      22    Pinault-Printemps-Redoute S.A. (A)................     3,909
   1,301    Tesco plc (A).....................................    10,690
                                                                --------
                                                                  62,012
                                                                --------
            CONSUMER STAPLES -- 4.0%
       2    Japan Tobacco, Inc. (A)...........................     8,660
      21    Nestle S.A. (A)...................................     8,114
     254    Reckitt Benckiser plc (A).........................    13,594
                                                                --------
                                                                  30,368
                                                                --------
            ENERGY -- 7.1%
      83    Diamond Offshore Drilling, Inc. (G)...............     8,574
      84    Noble Corp. ......................................     8,607
     190    Schlumberger Ltd. ................................    17,987
     149    Suncor Energy, Inc. ..............................    13,453
     107    Ultra Petroleum Corp. (D).........................     5,938
                                                                --------
                                                                  54,559
                                                                --------
            FINANCE -- 13.9%
     961    Amvescap plc (A)..................................    12,019
   2,205    China Merchants Bank Co., Ltd. (A)................     7,890
     100    Deutsche Boerse AG (A)............................    11,676
     123    Erste Bank Der Oesterreichischen Sparkassen AG
              (A).............................................     9,247
      40    Goldman Sachs Group, Inc. ........................     7,496
     171    Julius Baer Holding Ltd. (A)......................    11,927
   1,301    Man Group plc (A).................................    14,792
     241    MF Global Ltd. (D)................................     5,996
     135    National Bank of Greece (A).......................     7,882
      36    ORIX Corp. (A)....................................     8,689
     292    Sumitomo Realty & Development Co., Ltd. (A).......     8,676
                                                                --------
                                                                 106,290
                                                                --------
            HEALTH CARE -- 12.0%
     127    Celgene Corp. (D).................................     7,703
     633    Elan Corp. plc ADR (D)............................    11,856
     143    Eli Lilly & Co. (G)...............................     7,724

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            HEALTH CARE -- (CONTINUED)
     235    Gilead Sciences, Inc. (D).........................  $  8,757
     225    Monsanto Co. (G)..................................    14,488
     498    Schering-Plough Corp. ............................    14,210
     362    St. Jude Medical, Inc. (D)........................    15,604
      79    Wyeth.............................................     3,809
      98    Zimmer Holdings, Inc. (D).........................     7,644
                                                                --------
                                                                  91,795
                                                                --------
            SERVICES -- 5.9%
      78    Accor S.A. (A)....................................     6,631
     592    Comcast Corp. Class A (D)(G)......................    15,549
     171    Focus Media Holding Ltd. ADR (D)(G)...............     7,073
     185    Las Vegas Sands Corp. (D)(G)......................    16,115
                                                                --------
                                                                  45,368
                                                                --------
            TECHNOLOGY -- 32.3%
     531    ABB Ltd. (A)......................................    12,770
     428    Activision, Inc. (D)..............................     7,325
     181    Adobe Systems, Inc. (D)(G)........................     7,292
     161    Akamai Technologies, Inc. (D)(G)..................     5,464
     122    America Movil S.A.B. de C.V. ADR..................     7,305
     231    American Tower Corp. Class A (D)..................     9,640
      79    Apple, Inc. (D)(G)................................    10,409
     291    ASML Holding N.V. (A)(D)..........................     8,566
     232    Broadcom Corp. Class A (D)(G).....................     7,622
     483    Cisco Systems, Inc. (D)...........................    13,972
     552    Corning, Inc. (D).................................    13,169
     155    Danaher Corp. (G).................................    11,605
     322    Electronic Arts, Inc. (D)(G)......................    15,662
     312    EMC Corp. (D).....................................     5,783
      45    Google, Inc. (D)..................................    22,797
     179    Hewlett-Packard Co. ..............................     8,230
   1,307    Hon Hai Precision Industry Co., Ltd. (A)..........    10,747
     438    Micron Technology, Inc. (D)(G)....................     5,203
     109    Millicom International Cellular S.A. (D)..........     8,777
     416    Nokia Corp. ......................................    11,909
     690    Oracle Corp. (D)..................................    13,191
      63    Research In Motion Ltd. ADR (D)...................    13,503
      82    Siemens AG (A)....................................    10,332
     281    Softbank Corp. (A)(G).............................     5,907
                                                                --------
                                                                 247,180
                                                                --------
            TRANSPORTATION -- 2.5%
     146    General Dynamics Corp. ...........................    11,462
     186    Ryanair Holdings plc ADR (D)(G)...................     7,725
                                                                --------
                                                                  19,187
                                                                --------
            UTILITIES -- 2.9%
     196    Suntech Power Holdings Co., Ltd.
              ADR (D)(G)......................................     7,921
      --    Veolia Environment................................        --
     191    Veolia Environment S.A. (A).......................    14,156
                                                                --------
                                                                  22,077
                                                                --------
            Total common stock
              (cost $617,135).................................  $762,960
                                                                --------

 THE HARTFORD GLOBAL GROWTH FUND (FORMERLY THE HARTFORD GLOBAL LEADERS FUND)

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
 SHORT-TERM INVESTMENTS -- 12.7%
            REPURCHASE AGREEMENTS -- 0.4%
            Deutsche Bank Securities Joint Repurchase
              Agreement (maturing on 08/01/2007 in the amount
              of $4, collateralized by FHLMC 5.00% -- 6.50%
              2021 -- 2037 value of $4)
 $     4      5.10% dated 08/01/2007..........................  $      4
            Deutsche Bank Securities TriParty Joint Repurchase
              Agreement (maturing on 08/01/2007 in the amount
              of $721, collateralized by FHLMC 5.00% -- 6.50%
              2021 -- 2037 value of $736)
     721      5.31% dated 08/01/2007..........................       721
            Merrill Lynch Repurchase Agreement (maturing on
              08/01/2007 in the amount of $987, collateralized
              by FHLMC 5.50% -- 7.50% 2031 -- 2037, FNMA
              4.50% -- 7.00% 2018 -- 2037 value of $1,007)
     987      5.31% dated 08/01/2007..........................       987
            UBS Securities TriParty Joint Repurchase Agreement
              (maturing on 08/01/2007 in the amount of $1,162,
              collateralized by FHLMC 4.00% -- 10.00%
              2012 -- 2037, FNMA 5.50% -- 7.00% 2012 -- 2037
              value of $1,185)
   1,162      5.31% dated 08/01/2007..........................     1,162
                                                                --------
                                                                   2,874
                                                                --------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 12.3%
            CASH COLLATERAL REINVESTMENT FUND:
  94,470    Mellon GSL DBT II Collateral Fund.................    94,465
                                                                --------
            Total short-term investments
              (cost $97,339)..................................  $ 97,339
                                                                --------

            Total investments
              (cost $714,474) (C).............................  112.4%    $860,299
            Other assets and liabilities......................  (12.4)%    (95,122)
                                                                -----     --------
            Total net assets..................................  100.0%    $765,177
                                                                =====     ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 54.11% of total net assets at July 31, 2007.

  (C)At July 31, 2007, the cost of securities for federal income tax purposes was $722,246 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation........................  $146,752
      Unrealized Depreciation........................    (8,699)
                                                       --------
      Net Unrealized Appreciation....................  $138,053
                                                       ========

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at July 31, 2007, was $291,778, which represents 38.13% of total net assets.

  (D)Currently non-income producing.

 (G) Security is partially on loan at July 31, 2007.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD GLOBAL HEALTH FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
 COMMON STOCK -- 98.3%
            AGENCIES, BROKERAGES, OTHER INSURANCE ACTIVITIES -- 0.7%
      70    Medco Health Solutions, Inc. (D)..................  $    5,697
                                                                ----------
            DRUGS & DRUGGISTS SUNDRIES WHOLESALERS -- 4.2%
     180    Cardinal Health, Inc. ............................      11,832
     437    McKesson Corp. ...................................      25,264
                                                                ----------
                                                                    37,096
                                                                ----------
            GENERAL MEDICAL AND SURGICAL HOSPITALS -- 0.7%
     125    Universal Health Services, Inc. Class B...........       6,555
                                                                ----------
            HEALTH AND PERSONAL CARE STORES -- 2.1%
     181    Longs Drug Stores Corp. ..........................       8,768
     213    Rite Aid Corp. (D)(G).............................       1,173
     200    Walgreen Co. .....................................       8,845
                                                                ----------
                                                                    18,786
                                                                ----------
            INSURANCE CARRIERS -- 8.3%
     383    Cigna Corp. ......................................      19,768
     331    Health Net, Inc. (D)..............................      16,378
     422    UnitedHealth Group, Inc. .........................      20,416
     220    Wellpoint, Inc. (D)...............................      16,526
                                                                ----------
                                                                    73,088
                                                                ----------
            MEDICAL AND DIAGNOSTIC LABORATORIES -- 0.6%
     318    DiaSorin S.p.A. (D)...............................       5,354
                                                                ----------
            MEDICAL EQUIPMENT & SUPPLIES MANUFACTURING -- 6.2%
     366    Baxter International, Inc. .......................      19,252
     192    Fresenius Medical Care AG ADR.....................       9,057
     456    St. Jude Medical, Inc. (D)........................      19,650
      55    Synthes, Inc. (A).................................       6,416
                                                                ----------
                                                                    54,375
                                                                ----------
            NAVIGATE, MEASURE, CONTROL INSTRUMENTS -- 8.2%
     308    Beckman Coulter, Inc. ............................      21,827
     990    Medtronic, Inc. ..................................      50,153
                                                                ----------
                                                                    71,980
                                                                ----------
            PHARMACEUTICAL & MEDICINE MANUFACTURING -- 57.7%
     966    Abbott Laboratories...............................      48,987
     119    Amgen, Inc. (D)...................................       6,417
     434    Amylin Pharmaceuticals, Inc. (D)(G)...............      20,195
     554    Astellas Pharma, Inc. (A).........................      22,739
     414    AstraZeneca plc ADR...............................      21,442
     150    AtheroGenics, Inc. (D)(G).........................         218
     208    Barr Pharmaceuticals, Inc. (D)(G).................      10,644
     671    Bristol-Myers Squibb Co. .........................      19,074
     255    Cephalon, Inc. (D)(G).............................      19,164
     894    Cytokinetics, Inc. (D)(G).........................       4,470
     918    Daiichi Sankyo Co., Ltd. (A)......................      25,373
     524    Eisai Co., Ltd. (A)...............................      22,089
     951    Elan Corp. plc ADR (D)............................      17,818
     334    Eli Lilly & Co. ..................................      18,050
     363    Forest Laboratories, Inc. (D)(G)..................      14,573
     542    Gilead Sciences, Inc. (D)(G)......................      20,194
     150    H. Lundbeck A/S (A)...............................       3,858

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            PHARMACEUTICAL & MEDICINE MANUFACTURING -- (CONTINUED)
     317    Hospira, Inc. (D)(G)..............................  $   12,243
     138    Ipsen (A).........................................       7,344
     228    Laboratorios Almiral S.A. (D).....................       4,681
     202    Merck & Co., Inc. ................................      10,029
     870    MGI Pharma, Inc. (D)(G)...........................      21,771
     124    NPS Pharmaceuticals, Inc. (D)(G)..................         533
     310    Pharmion Corp. (D)(G).............................       7,549
     521    Progenics Pharmaceuticals, Inc. (D)(G)............      11,111
     710    Sanofi-Aventis S.A. ADR...........................      29,655
   1,651    Schering-Plough Corp. ............................      47,114
   1,270    Shionogi & Co., Ltd. (A)..........................      20,268
     302    Teva Pharmaceutical Industries Ltd. ADR...........      12,673
     318    UCB S.A. (A)(G)...................................      17,880
     309    Vertex Pharmaceuticals, Inc. (D)(G)...............       9,974
                                                                ----------
                                                                   508,130
                                                                ----------
            PROFESSIONAL SERVICES -- COMPUTER SYSTEM DESIGN AND
            RELATED -- 1.7%
     314    Eclipsys Corp. (D)(G).............................       6,822
     299    IMS Health, Inc. .................................       8,422
                                                                ----------
                                                                    15,244
                                                                ----------
            SCIENTIFIC RESEARCH & DEVELOPMENT SERVICES -- 7.9%
     145    American Oriental Bioengineering, Inc. (D)........       1,047
     707    Applera Corp. -- Celera Group (D).................       8,496
     667    Ciphergen Biosystems, Inc. (D)(G).................         647
     505    CV Therapeutics, Inc. (D)(G)......................       5,003
     509    Exelixis, Inc. (D)(G).............................       4,928
   1,138    Human Genome Sciences, Inc. (D)(G)................       8,830
     378    Incyte Corp. (D)(G)...............................       2,013
     399    Medicines Co. (D)(G)..............................       6,345
   1,934    Millennium Pharmaceuticals, Inc. (D)(G)...........      19,515
     281    Regeneron Pharmaceuticals, Inc. (D)(G)............       4,189
     731    Zymogenetics, Inc. (D)(G).........................       8,456
                                                                ----------
                                                                    69,469
                                                                ----------
            Total common stock
              (cost $790,871).................................  $  865,774
                                                                ----------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 19.9%
            REPURCHASE AGREEMENTS -- 1.8%
            Deutsche Bank Securities Joint Repurchase
              Agreement (maturing on 08/01/2007 in the amount
              of $22, collateralized by FHLMC 5.00% -- 6.50%
              2021 -- 2037 value of $22)
$     22      5.10% dated 08/01/2007..........................  $       22
            Deutsche Bank Securities TriParty Joint Repurchase
              Agreement (maturing on 08/01/2007 in the amount
              of $4,048, collateralized by FHLMC
              5.00% -- 6.50% 2021 -- 2037 value of $4,129)
   4,047      5.31% dated 08/01/2007..........................       4,047

 THE HARTFORD GLOBAL HEALTH FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
SHORT-TERM INVESTMENTS -- (CONTINUED)
            REPURCHASE AGREEMENTS -- (CONTINUED)
            Merrill Lynch Repurchase Agreement (maturing on
              08/01/2007 in the amount of $5,539,
              collateralized by FHLMC 5.50% -- 7.50%
              2031 -- 2037, FNMA 4.50% -- 7.00% 2018 -- 2037
              value of $5,650)
$  5,539      5.31% dated 08/01/2007..........................  $    5,539
            UBS Securities TriParty Joint Repurchase Agreement
              (maturing on 08/01/2007 in the amount of $6,519,
              collateralized by FHLMC 4.00% -- 10.00%
              2012 -- 2037, FNMA 5.50% -- 7.00% 2012 -- 2037
              value of $6,649)
   6,518      5.31% dated 08/01/2007..........................       6,518
                                                                ----------
                                                                    16,126
                                                                ----------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 18.1%
            CASH COLLATERAL REINVESTMENT FUND:
 159,478    Navigator Prime Portfolio.........................     159,478
                                                                ----------
            Total short-term investments
              (cost $175,604).................................  $  175,604
                                                                ----------

            Total investments
              (cost $966,475) (C).............................  118.2%    $1,041,378
            Other assets and liabilities......................  (18.2)%     (160,652)
                                                                -----     ----------
            Total net assets..................................  100.0%    $  880,726
                                                                =====     ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 25.01% of total net assets at July 31, 2007.

  (C)At July 31, 2007, the cost of securities for federal income tax purposes was $967,912 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation........................  $103,544
      Unrealized Depreciation........................   (30,078)
                                                       --------
      Net Unrealized Appreciation....................  $ 73,466
                                                       ========

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at July 31, 2007, was $125,967, which represents 14.30% of total net assets.

  (D)Currently non-income producing.

 (G) Security is partially on loan at July 31, 2007.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JULY 31, 2007

                                                                                                                     UNREALIZED
                                                                 MARKET          CONTRACT         DELIVERY         APPRECIATION/
DESCRIPTION                                                      VALUE            AMOUNT            DATE           (DEPRECIATION)
-----------                                                      ------          --------         --------         --------------
Euro (Buy)                                                        $376             $375           08/01/07               $1
Euro (Buy)                                                         524              524           08/02/07               --
                                                                                                                         --
                                                                                                                         $1
                                                                                                                         ==

 THE HARTFORD GLOBAL TECHNOLOGY FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 98.0%
            ACTIVITIES RELATED TO CREDIT BANKING -- 1.6%
     52     Western Union Co. ................................   $ 1,040
                                                                 -------
            BUSINESS SUPPORT SERVICES -- 1.0%
     24     Iron Mountain, Inc. (D)(G)........................       644
                                                                 -------
            COMMUNICATIONS EQUIPMENT -- 15.5%
    101     Cisco Systems, Inc. (D)...........................     2,923
    119     Nokia Corp. ......................................     3,405
     51     Polycom, Inc. (D)(G)..............................     1,564
     38     Qualcomm, Inc. ...................................     1,570
      2     Research In Motion Ltd. ADR (D)...................       321
                                                                 -------
                                                                   9,783
                                                                 -------
            COMPUTER AND PERIPHERAL -- 21.2%
     23     Apple, Inc. (D)...................................     3,083
     23     Dell, Inc. (D)....................................       638
     29     EMC Corp. (D).....................................       529
     76     Hewlett-Packard Co. ..............................     3,512
    335     Hon Hai Precision Industry Co., Ltd. (A)..........     2,754
     26     International Business Machines Corp. ............     2,866
                                                                 -------
                                                                  13,382
                                                                 -------
            ELECTRICAL EQUIPMENT COMPONENT MANUFACTURING -- 3.1%
     81     Corning, Inc. (D).................................     1,929
                                                                 -------
            EMPLOYMENT SERVICES -- 3.7%
     14     Manpower, Inc. ...................................     1,075
     38     Robert Half International, Inc. ..................     1,282
                                                                 -------
                                                                   2,357
                                                                 -------
            INDUSTRIAL MACHINERY -- 1.2%
     34     Applied Materials, Inc. ..........................       758
                                                                 -------
            INDUSTRIAL MACHINERY MANUFACTURING -- 6.1%
     19     KLA-Tencor Corp. (G)..............................     1,096
     47     Lam Research Corp. (D)............................     2,730
                                                                 -------
                                                                   3,826
                                                                 -------
            INTERNET PUBLISHING AND BROADCASTING -- 1.0%
      7     Equinix, Inc. (D)(G)..............................       626
                                                                 -------
            MANAGEMENT, SCIENTIFIC, AND TECHNICAL CONSULTING
            SERVICES -- 2.9%
     28     Accenture Ltd. Class A............................     1,163
     18     Monster Worldwide, Inc. (D).......................       684
                                                                 -------
                                                                   1,847
                                                                 -------
            ON LINE INFORMATION SERVICES -- 7.1%
      9     Google, Inc. (D)..................................     4,475
                                                                 -------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            PROFESSIONAL SERVICES -- ACCOUNTING, TAX PREP,
            PAYROLL -- 1.9%
     29     Paychex, Inc. (G).................................   $ 1,200
                                                                 -------
            PROFESSIONAL SERVICES -- COMPUTER SYSTEM DESIGN AND
            RELATED -- 4.4%
     31     Automatic Data Processing, Inc. ..................     1,416
     18     DST Systems, Inc. (D)(G)..........................     1,388
                                                                 -------
                                                                   2,804
                                                                 -------
            SEMICONDUCTOR, ELECTRONIC COMPONENT MANUFACTURING -- 12.5%
     48     ASML Holding N.V. (A)(D)..........................     1,413
     10     Austriamicrosystems (A)(D)........................       603
    124     Intel Corp. ......................................     2,920
     45     Maxim Integrated Products, Inc. ..................     1,420
     28     S.O.I. Tec S.A. (A)(D)............................       490
     28     Semtech Corp. (D).................................       458
     40     Trident Microsystems, Inc. (D)(G).................       610
                                                                 -------
                                                                   7,914
                                                                 -------
            SOFTWARE PUBLISHERS -- 12.3%
     38     Activision, Inc. (D)..............................       657
     59     Electronic Arts, Inc. (D).........................     2,889
     94     Microsoft Corp. ..................................     2,734
     30     Oracle Corp. (D)..................................       564
     44     Red Hat, Inc. (D)(G)..............................       916
                                                                 -------
                                                                   7,760
                                                                 -------
            WHOLESALERS -- ELECTRICAL AND ELECTRONIC MERCHANDISE -- 1.6%
     12     LG Electronics, Inc. (A)(D).......................       992
                                                                 -------
            WIRELESS COMMUNICATIONS SERVICES -- 0.9%
     81     Sonus Networks, Inc. (D)(G).......................       551
                                                                 -------
            Total common stock
              (cost $53,815)..................................   $61,888
                                                                 -------
WARRANTS -- 0.8%
            OTHER PERSONAL SERVICES -- 0.8%
      9     Tata Consultancy Services Ltd. (D) (I)............   $   487
                                                                 -------
            Total warrants
              (cost $255).....................................   $   487
                                                                 -------
            Total long-term investments
              (cost $54,070)..................................   $62,375
                                                                 -------

 THE HARTFORD GLOBAL TECHNOLOGY FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
 SHORT-TERM INVESTMENTS -- 13.5%
            REPURCHASE AGREEMENTS -- 1.2%
            Deutsche Bank Securities Joint Repurchase
              Agreement (maturing on 08/01/2007 in the amount
              of $1, collateralized by FHLMC 5.00% -- 6.50%
              2021 -- 2037 value of $1)
 $    1       5.10% dated 08/01/2007..........................   $     1
            Deutsche Bank Securities TriParty Joint Repurchase
              Agreement (maturing on 08/01/2007 in the amount
              of $201, collateralized by FHLMC 5.00% -- 6.50%
              2021 -- 2037 value of $205)
    201       5.31% dated 08/01/2007..........................       201
            Merrill Lynch Repurchase Agreement (maturing on
              08/01/2007 in the amount of $275, collateralized
              by FHLMC 5.50% -- 7.50% 2031 -- 2037, FNMA
              4.50% -- 7.00% 2018 -- 2037 value of $280)
    275       5.31% dated 08/01/2007..........................       275
            UBS Securities TriParty Joint Repurchase Agreement
              (maturing on 08/01/2007 in the amount of $323,
              collateralized by FHLMC 4.00% -- 10.00%
              2012 -- 2037, FNMA 5.50% -- 7.00% 2012 -- 2037
              value of $330)
    323       5.31% dated 08/01/2007..........................       323
                                                                 -------
                                                                     800
                                                                 -------
SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 12.3%
            Cash Collateral Reinvestment Fund:
  7,752     BNY Institutional Cash Reserve Fund...............     7,752
                                                                 -------
            Total short-term investments
              (cost $8,552)...................................   $ 8,552
                                                                 -------

            Total investments
              (cost $62,622) (C)..............................  112.3%    $70,927
            Other assets and liabilities......................  (12.3)%    (7,795)
                                                                -----     -------
            Total net assets..................................  100.0%    $63,132
                                                                =====     =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 16.58% of total net assets at July 31, 2007.

  (C)At July 31, 2007, the cost of securities for federal income tax purposes was $63,063 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation.........................  $ 9,223
      Unrealized Depreciation.........................   (1,359)
                                                        -------
      Net Unrealized Appreciation.....................  $ 7,864
                                                        =======

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at July 31, 2007, was $6,252, which represents 9.90% of total net assets.

  (D)Currently non-income producing.

 (G) Security is partially on loan at July 31, 2007.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2007, was $487, which represents 0.77% of total net assets.

     The aggregate value of these securities at July 31, 2007 rounds to zero.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JULY 31, 2007

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY         APPRECIATION/
DESCRIPTION                                                       VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                                       ------         --------         --------         --------------
Euro (Buy)                                                         $50             $50            08/03/07               $--

 THE HARTFORD GROWTH ALLOCATION FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 AFFILIATED INVESTMENT COMPANIES -- 99.8%
EQUITY FUNDS -- 79.3%
  4,357     Hartford Capital Appreciation Fund, Class Y.......  $192,330
  1,989     Hartford Disciplined Equity Fund, Class Y.........    28,880
  2,836     Hartford Equity Income Fund, Class Y..............    40,753
  2,308     Hartford Global Growth Fund, Class Y..............    50,927
    955     Hartford Growth Opportunities Fund, Class Y.......    32,543
  2,093     Hartford International Opportunities Fund, Class
              Y...............................................    40,265
  2,349     Hartford International Small Company Fund, Class
              Y...............................................    40,055
    251     Hartford Select MidCap Value Fund, Class Y........     3,123
  3,568     Hartford Select SmallCap Value Fund, Class Y......    40,286
  1,373     Hartford Small Company Fund, Class Y..............    32,316
  9,808     Hartford Value Fund, Class Y......................   128,381
                                                                --------
            Total equity funds
              (cost $562,297).................................  $629,859
                                                                --------
FIXED INCOME FUNDS -- 20.5%
     25     Hartford Income Fund, Class Y.....................  $    250
  2,513     Hartford Inflation Plus Fund, Class Y.............    26,237
  5,236     Hartford Short Duration Fund, Class Y.............    51,624
  8,115     Hartford Total Return Bond Fund, Class Y..........    84,887
                                                                --------
            Total fixed income funds
              (cost $165,523).................................  $162,998
                                                                --------
            Total investments in affiliated investment
              companies
              (cost $727,820).................................  $792,857
                                                                --------

            Total investments
              (cost $727,820) (C).............................   99.8%    $792,857
            Other assets and liabilities......................    0.2%       1,849
                                                                -----     --------
            Total net assets..................................  100.0%    $794,706
                                                                =====     ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At July 31, 2007, the cost of securities for federal income tax purposes was $727,831 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation.........................  $67,825
      Unrealized Depreciation.........................   (2,799)
                                                        -------
      Net Unrealized Appreciation.....................  $65,026
                                                        =======

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD GROWTH FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
 COMMON STOCK -- 98.1%
            BASIC MATERIALS -- 6.5%
     298    Agrium, Inc. .....................................  $   12,477
     409    Cameco Corp. .....................................      16,696
     193    Companhia Vale do Rio Doce ADR....................       9,472
     157    Freeport-McMoRan Copper & Gold, Inc. .............      14,778
      99    Potash Corp. of Saskatchewan......................       7,992
     285    Vedanta Resources plc (A).........................      10,180
                                                                ----------
                                                                    71,595
                                                                ----------
            CAPITAL GOODS -- 7.5%
     721    ABB Ltd. ADR......................................      17,347
     274    Boeing Co. .......................................      28,351
      49    Deere & Co. ......................................       5,845
     246    Gamesa Corporacion Tecnologica S.A. (A)...........       9,867
     187    Illinois Tool Works, Inc. ........................      10,286
     102    Parker-Hannifin Corp. ............................      10,055
                                                                ----------
                                                                    81,751
                                                                ----------
            CONSUMER CYCLICAL -- 4.9%
     184    Coach, Inc. (D)...................................       8,347
     223    Kohl's Corp. (D)..................................      13,554
     287    NIKE, Inc. Class B................................      16,216
     665    Staples, Inc. ....................................      15,302
                                                                ----------
                                                                    53,419
                                                                ----------
            CONSUMER STAPLES -- 2.2%
       1    Japan Tobacco, Inc. (A)...........................       6,251
     150    PepsiCo, Inc. ....................................       9,863
     130    Procter & Gamble Co. .............................       8,012
                                                                ----------
                                                                    24,126
                                                                ----------
            ENERGY -- 3.8%
     127    ConocoPhillips Holding Co. .......................      10,274
     146    EOG Resources, Inc. ..............................      10,221
     197    Transocean, Inc. (D)..............................      21,217
                                                                ----------
                                                                    41,712
                                                                ----------
            FINANCE -- 7.5%
     121    Banco Itau Holding Financeira S.A. ...............       5,529
     248    Commerce Bancorp, Inc. ...........................       8,295
     165    Franklin Resources, Inc. .........................      20,997
      14    Goldman Sachs Group, Inc. ........................       2,567
     512    Invesco plc ADR (G)...............................      12,892
     389    MF Global Ltd. (D)................................       9,702
     182    State Street Corp. ...............................      12,179
     472    Western Union Co. ................................       9,413
                                                                ----------
                                                                    81,574
                                                                ----------
            HEALTH CARE -- 11.1%
     280    Abbott Laboratories...............................      14,206
     425    Elan Corp. plc ADR (D)............................       7,958
     154    Gilead Sciences, Inc. (D).........................       5,729
     336    Merck & Co., Inc. ................................      16,697
     180    Monsanto Co. .....................................      11,610
   1,179    Schering-Plough Corp. ............................      33,642
     254    St. Jude Medical, Inc. (D)........................      10,943

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            HEALTH CARE -- (CONTINUED)
     380    Teva Pharmaceutical Industries Ltd. ADR...........  $   15,963
     157    Vertex Pharmaceuticals, Inc. (D)(G)...............       5,066
                                                                ----------
                                                                   121,814
                                                                ----------
            SERVICES -- 15.7%
     507    Accenture Ltd. Class A............................      21,359
     241    Apollo Group, Inc. Class A (D)....................      14,256
     252    Autodesk, Inc. (D)................................      10,698
     323    Automatic Data Processing, Inc. ..................      14,975
     513    Cadence Design Systems, Inc. (D)..................      10,981
     566    Comcast Corp. Class A (D).........................      14,878
     364    Equifax, Inc. (D).................................      14,739
     192    Fluor Corp. ......................................      22,128
     316    Focus Media Holding Ltd. ADR (D)(G)...............      13,033
     130    Manpower, Inc. ...................................      10,273
      71    United Parcel Service, Inc. Class B...............       5,371
     308    Walt Disney Co. ..................................      10,149
     236    Waste Management, Inc. ...........................       8,968
                                                                ----------
                                                                   171,808
                                                                ----------
            TECHNOLOGY -- 35.4%
      57    Activision, Inc. (D)..............................         979
     337    Adobe Systems, Inc. (D)...........................      13,560
     132    Akamai Technologies, Inc. (D)(G)..................       4,495
     706    Altera Corp. .....................................      16,385
     136    America Movil S.A.B. de C.V. ADR..................       8,168
     179    American Tower Corp. Class A (D)..................       7,453
     147    Apple, Inc. (D)...................................      19,328
     291    AT&T, Inc. .......................................      11,403
   1,432    Cisco Systems, Inc. (D)...........................      41,412
     344    Danaher Corp. ....................................      25,707
     212    Electronic Arts, Inc. (D).........................      10,302
     202    EMC Corp. (D).....................................       3,736
     232    General Electric Co. .............................       9,004
      60    Google, Inc. (D)..................................      30,559
     310    Hewlett-Packard Co. ..............................      14,283
     471    Intel Corp. ......................................      11,116
     169    International Business Machines Corp. ............      18,685
     422    Linear Technology Corp. ..........................      15,037
     342    McAfee, Inc. (D)..................................      12,276
     269    Medtronic, Inc. ..................................      13,628
     143    MetroPCS Communications, Inc. (D).................       5,241
     125    Network Appliance, Inc. (D).......................       3,551
     211    NII Holdings, Inc. Class B (D)(G).................      17,695
   1,968    Oracle Corp. (D)..................................      37,622
     151    Siemens AG........................................      19,102
     861    Symantec Corp. (D)................................      16,528
                                                                ----------
                                                                   387,255
                                                                ----------
            TRANSPORTATION -- 2.7%
     378    General Dynamics Corp. ...........................      29,661
                                                                ----------
            UTILITIES -- 0.8%
     206    Suntech Power Holdings Co., Ltd. ADR (D)..........       8,293
                                                                ----------
            Total common stock
              (cost $951,283).................................  $1,073,008
                                                                ----------

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
 SHORT-TERM INVESTMENTS -- 5.5%
            REPURCHASE AGREEMENTS -- 2.7%
            Deutsche Bank Securities Joint Repurchase
              Agreement (maturing on 08/01/2007 in the amount
              of $41, collateralized by FHLMC 5.00% -- 6.50%
              2021 -- 2037 value of $42)
 $    41      5.10% dated 08/01/2007..........................  $       41
            Deutsche Bank Securities TriParty Joint Repurchase
              Agreement (maturing on 08/01/2007 in the amount
              of $7,543, collateralized by FHLMC
              5.00% -- 6.50% 2021 -- 2037 value of $7,734)
   7,542      5.31% dated 08/01/2007..........................       7,542
            Merrill Lynch Repurchase Agreement (maturing on
              08/01/2007 in the amount of $10,322,
              collateralized by FHLMC 5.50% -- 7.50%
              2031 -- 2037, FNMA 4.50% -- 7.00% 2018 -- 2037
              value of $10,527)
  10,320      5.31% dated 08/01/2007..........................      10,320
            UBS Securities TriParty Joint Repurchase Agreement
              (maturing on 08/01/2007 in the amount of
              $12,148, collateralized by FHLMC 4.00% -- 10.00%
              2012 -- 2037, FNMA 5.50% -- 7.00% 2012 -- 2037
              value of $12,389)
  12,146      5.31% dated 08/01/2007..........................      12,146
                                                                ----------
                                                                    30,049
                                                                ----------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 2.8%
            CASH COLLATERAL REINVESTMENT FUND:
  30,496    Navigator Prime Portfolio.........................      30,496
                                                                ----------
            Total short-term investments
              (cost $60,545)..................................  $   60,545
                                                                ----------

            Total investments
              (cost $1,011,828) (C)...........................  103.6%    $1,133,553
            Other assets and liabilities......................   (3.6)%      (39,482)
                                                                -----     ----------
            Total net assets..................................  100.0%    $1,094,071
                                                                =====     ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 16.56% of total net assets at July 31, 2007.

  (C)At July 31, 2007, the cost of securities for federal income tax purposes was $1,014,176 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation........................  $136,779
      Unrealized Depreciation........................   (17,402)
                                                       --------
      Net Unrealized Appreciation....................  $119,377
                                                       ========

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at July 31, 2007, was $26,298, which represents 2.40% of total net assets.

  (D)Currently non-income producing.

 (G) Security is partially on loan at July 31, 2007.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD GROWTH OPPORTUNITIES FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
 COMMON STOCK -- 95.3%
            BASIC MATERIALS -- 10.6%
     446    Cameco Corp. .....................................  $   18,204
     342    Companhia Vale do Rio Doce ADR....................      16,781
     264    Freeport-McMoRan Copper & Gold, Inc. .............      24,811
     769    Hercules, Inc. (D)................................      15,958
     614    Jarden Corp. (D)..................................      22,197
     790    Kingboard Chemical Holdings Ltd. (A)..............       4,346
     917    Mitsubishi Rayon Co., Ltd. (A)....................       6,860
     560    Owens-Illinois, Inc. (D)..........................      22,401
     199    Potash Corp. of Saskatchewan......................      16,043
      79    Rio Tinto plc ADR.................................      22,696
                                                                ----------
                                                                   170,297
                                                                ----------
            CAPITAL GOODS -- 1.9%
     219    Flowserve Corp. ..................................      15,805
     291    Joy Global, Inc. .................................      14,407
                                                                ----------
                                                                    30,212
                                                                ----------
            CONSUMER CYCLICAL -- 9.2%
     197    Abercrombie & Fitch Co. Class A...................      13,791
     337    California Pizza Kitchen, Inc. (D)................       6,399
     353    Dick's Sporting Goods, Inc. (D)(G)................      19,827
     345    Dollar Tree Stores, Inc. (D)......................      13,196
     124    Foster Wheeler Ltd. (D)...........................      13,914
     375    Home Depot, Inc. .................................      13,920
     380    Kohl's Corp. (D)..................................      23,104
     405    Mosaic Co. (D)....................................      15,227
     537    Newell Rubbermaid, Inc. ..........................      14,204
     295    Tiffany & Co. ....................................      14,219
                                                                ----------
                                                                   147,801
                                                                ----------
            CONSUMER STAPLES -- 3.1%
     189    Bunge Ltd. Finance Corp. (G)......................      17,161
     792    Tyson Foods, Inc. Class A.........................      16,870
     515    Unilever N.V. NY Shares...........................      15,569
                                                                ----------
                                                                    49,600
                                                                ----------
            ENERGY -- 6.0%
     688    Chesapeake Energy Corp. ..........................      23,433
     206    ConocoPhillips Holding Co. .......................      16,629
     234    EOG Resources, Inc. (G)...........................      16,390
     248    Halliburton Co. ..................................       8,923
     154    Transocean, Inc. (D)..............................      16,569
     244    Ultra Petroleum Corp. (D).........................      13,507
                                                                ----------
                                                                    95,451
                                                                ----------
            FINANCE -- 4.8%
      96    Blackrock, Inc. ..................................      15,296
     604    Covanta Holding Corp. (D).........................      13,696
     861    Cyrela Brazil Realty S.A. ........................      10,182
     654    E*Trade Financial Corp. (D).......................      12,105
     611    Invesco plc ADR (G)...............................      15,386
     259    Kimco Realty Corp. ...............................       9,680
                                                                ----------
                                                                    76,345
                                                                ----------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            HEALTH CARE -- 16.6%
     506    Alkermes, Inc. (D)(G).............................  $    7,207
     397    Amylin Pharmaceuticals, Inc. (D)(G)...............      18,460
     254    AtheroGenics, Inc. (D)(G).........................         369
     415    Auxilium Pharmaceuticals, Inc. (D)(G).............       7,257
     100    Brookdale Senior Living, Inc. (G).................       4,001
     231    Cephalon, Inc. (D)(G).............................      17,335
     289    Charles River Laboratories International, Inc.
              (D).............................................      14,786
     585    Daiichi Sankyo Co., Ltd. (A)......................      16,153
     207    Eisai Co., Ltd. (A)...............................       8,716
     664    Elan Corp. plc ADR (D)(G).........................      12,444
     228    Eli Lilly & Co. ..................................      12,311
     259    Gilead Sciences, Inc. (D)(G)......................       9,650
     302    Kyphon, Inc. (D)(G)...............................      19,837
     247    Luxottica Group S.p.A. (A)(G).....................       8,968
     175    Medicines Co. (D).................................       2,786
     281    Merck & Co., Inc. ................................      13,951
     231    Monsanto Co. .....................................      14,875
     900    Schering-Plough Corp. ............................      25,689
     684    Shionogi & Co., Ltd. (A)..........................      10,919
     467    St. Jude Medical, Inc. (D)........................      20,138
     373    Teva Pharmaceutical Industries Ltd. ADR...........      15,665
     117    Vertex Pharmaceuticals, Inc. (D)..................       3,776
                                                                ----------
                                                                   265,293
                                                                ----------
            SERVICES -- 11.5%
   1,224    Allied Waste Industries, Inc. (D)(G)..............      15,753
     921    Cadence Design Systems, Inc. (D)..................      19,707
     227    Diebold, Inc. ....................................      11,502
     512    DreamWorks Animation SKG, Inc. (D)................      15,875
     327    Equifax, Inc. (D).................................      13,210
     534    Focus Media Holding Ltd. ADR (D)(G)...............      22,068
     270    KBR, Inc. (D).....................................       8,660
     212    Manpower, Inc. ...................................      16,790
     913    Net Servicos de Comunicacao S.A. (G)..............      14,706
     433    Robert Half International, Inc. ..................      14,704
     847    Tetra Technologies, Inc. (D)......................      17,808
     376    Waste Management, Inc. ...........................      14,288
                                                                ----------
                                                                   185,071
                                                                ----------
            TECHNOLOGY -- 27.5%
   1,371    Activision, Inc. (D)..............................      23,456
     284    Acuity Brands, Inc. ..............................      16,790
     668    Adobe Systems, Inc. (D)...........................      26,902
     174    Apple, Inc. (D)...................................      22,979
     504    Broadcom Corp. Class A (D)........................      16,540
     687    Cisco Systems, Inc. (D)...........................      19,850
     308    Citrix Systems, Inc. (D)..........................      11,126
     906    Corning, Inc. (D).................................      21,604
     503    Electronic Arts, Inc. (D).........................      24,485
     175    FLIR Systems, Inc. (D)(G).........................       7,634
     196    Garmin Ltd. (G)...................................      16,402
      73    Google, Inc. (D)..................................      37,281
     362    Hewlett-Packard Co. ..............................      16,681
     417    Hologic, Inc. (D)(G)..............................      21,601
     247    McAfee, Inc. (D)..................................       8,839

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
     187    NII Holdings, Inc. Class B (D)....................  $   15,678
     434    NVIDIA Corp. (D)..................................      19,869
   1,334    O2Micro International Ltd. ADR (D)................      16,311
   1,399    Oracle Corp. (D)..................................      26,753
     657    Red Hat, Inc. (D).................................      13,681
     106    Research In Motion Ltd. (D).......................      22,684
     698    VeriFone Holdings, Inc. (D)(G)....................      25,400
     272    Verint Systems, Inc. (D)..........................       8,227
                                                                ----------
                                                                   440,773
                                                                ----------
            TRANSPORTATION -- 1.5%
     311    General Dynamics Corp. ...........................      24,424
                                                                ----------
            UTILITIES -- 2.6%
     311    Sunpower Corp. (D)................................      21,900
     449    Suntech Power Holdings Co., Ltd.
              ADR (D)(G)......................................      18,100
      20    Veolia Environment S.A. (A).......................       1,505
                                                                ----------
                                                                    41,505
                                                                ----------
            Total common stock
              (cost $1,304,171)...............................  $1,526,772
                                                                ----------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 17.1%
            REPURCHASE AGREEMENTS -- 4.5%
            Deutsche Bank Securities Joint Repurchase
              Agreement (maturing on 08/01/2007 in the amount
              of $98, collateralized by FHLMC 5.00% -- 6.50%
              2021 -- 2037 value of $100)
$     98      5.10% dated 08/01/2007..........................  $       98
            Deutsche Bank Securities TriParty Joint Repurchase
              Agreement (maturing on 08/01/2007 in the amount
              of $18,100, collateralized by FHLMC
              5.00% -- 6.50% 2021 -- 2037 value of $18,559)
  18,097      5.31% dated 08/01/2007..........................      18,097
            Merrill Lynch Repurchase Agreement (maturing on
              08/01/2007 in the amount of $24,768,
              collateralized by FHLMC 5.50% -- 7.50%
              2031 -- 2037, FNMA 4.50% -- 7.00% 2018 -- 2037
              value of $25,260)
  24,765      5.31% dated 08/01/2007..........................      24,765
            UBS Securities TriParty Joint Repurchase Agreement
              (maturing on 08/01/2007 in the amount of
              $29,150, collateralized by FHLMC 4.00% -- 10.00%
              2012 -- 2037, FNMA 5.50% -- 7.00% 2012 -- 2037
              value of $29,729)
  29,146      5.31% dated 08/01/2007..........................      29,146
                                                                ----------
                                                                    72,106
                                                                ----------
                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 12.6%
            CASH COLLATERAL REINVESTMENT FUND:
 201,385    BNY Institutional Cash Reserve Fund...............  $  201,385
                                                                ----------
            Total short-term investments
              (cost $273,491).................................  $  273,491
                                                                ----------

            Total investments
              (cost $1,577,662) (C)...........................  112.4%    $1,800,263
            Other assets and liabilities......................  (12.4)%     (198,006)
                                                                -----     ----------
            Total net assets..................................  100.0%    $1,602,257
                                                                =====     ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 18.19% of total net assets at July 31, 2007.

  (C)At July 31, 2007, the cost of securities for federal income tax purposes was $1,579,988 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation........................  $241,504
      Unrealized Depreciation........................   (21,229)
                                                       --------
      Net Unrealized Appreciation....................  $220,275
                                                       ========

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at July 31, 2007, was $57,467, which represents 3.59% of total net assets.

  (D)Currently non-income producing.

 (G) Security is partially on loan at July 31, 2007.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

           FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JULY 31, 2007

                                                              UNREALIZED
                             MARKET   CONTRACT   DELIVERY   APPRECIATION/
      DESCRIPTION            VALUE     AMOUNT      DATE     (DEPRECIATION)
      -----------            ------   --------   --------   --------------
      Hong Kong Dollar
        (Buy)                 $ 14      $ 14     08/01/07        $--
      Hong Kong Dollar
        (Buy)                  137       137     08/02/07         --
      Japanese Yen (Buy)       481       479     08/01/07          2
      Japanese Yen (Buy)       694       695     08/02/07         (1)
      Japanese Yen (Buy)       707       702     08/03/07          5
                                                                 ---
                                                                 $ 6
                                                                 ===

 THE HARTFORD HIGH YIELD FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                                                   MARKET
      SHARES                                                                                     VALUE (W)
------------------                                                                           ------------------
COMMON STOCK -- 0.0%
                     BASIC MATERIALS -- 0.0%
           --        Pliant Corp. (D)(H)...................................................       $     --
                                                                                                  --------
                     CONSUMER CYCLICAL -- 0.0%
            1        Hosiery Corp. of America, Inc.
                       Class A (A)(D)(H)...................................................             --
                                                                                                  --------
                     TECHNOLOGY -- 0.0%
           --        XO Holdings, Inc. (D)(G)(H)...........................................             --
                                                                                                  --------
                     Total common stock
                       (cost $21)..........................................................       $     --
                                                                                                  --------
WARRANTS -- 0.0%
                     TECHNOLOGY -- 0.0%
           --        XO Holdings, Inc. (D)(H)..............................................       $     --
                                                                                                  --------
                     Total warrants
                       (cost $0)...........................................................       $     --
                                                                                                  --------
PREFERRED STOCK -- 0.3%
                     FINANCE -- 0.3%
           17        United Rentals Trust I (X)............................................       $    814
                                                                                                  --------
                     Total preferred stock
                       (cost $838).........................................................       $    814
                                                                                                  --------
  PRINCIPAL
   AMOUNT
------------------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 2.1%
                     FINANCE -- 0.7%
                     CBA Commercial Small Balance Commercial Mortgage
     $  6,909          9.75%, 01/25/2039 (H)(P)............................................       $    691
                     Soundview NIM Trust
          920          8.25%, 12/25/2036 (I)...............................................            848
                                                                                                  --------
                                                                                                     1,539
                                                                                                  --------
                     TRANSPORTATION -- 1.4%
                     American Airlines, Inc.
          650          7.38%, 05/23/2019...................................................            592
                     Continental Airlines, Inc.
          546          6.80%, 08/02/2018 #.................................................            524
        1,241          7.37%, 12/15/2015...................................................          1,222
        1,064          8.39%, 11/01/2020...................................................          1,090
                                                                                                  --------
                                                                                                     3,428
                                                                                                  --------
                     Total asset & commercial mortgage backed securities
                       (cost $4,863).......................................................       $  4,967
                                                                                                  --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 84.3%
                     BASIC MATERIALS -- 11.7%
                     Abitibi-Consolidated, Inc.
     $  1,275          8.86%, 06/15/2011 (L)...............................................       $  1,135
                     AK Steel Corp.
        1,375          7.75%, 06/15/2012...................................................          1,361
                     Aleris International, Inc.
        1,375          9.00%, 12/15/2014 (I)#..............................................          1,286

    PRINCIPAL                                                                                      MARKET
      AMOUNT                                                                                     VALUE (W)
------------------                                                                           ------------------
                     BASIC MATERIALS -- (CONTINUED)
                     Berry Plastics Holding Co.
     $    725          9.24%, 09/15/2014 (G)(L)............................................       $    696
                     Bowater, Inc.
        1,340          8.36%, 03/15/2010 (L)...............................................          1,266
          700          9.50%, 10/15/2012...................................................            658
                     Chaparral Steel Co.
        1,000          10.00%, 07/15/2013 #................................................          1,103
                     Crown Americas, Inc.
        1,370          7.75%, 11/15/2015...................................................          1,349
                     Crown Cork & Seal Co., Inc.
          660          8.00%, 04/15/2023...................................................            601
                     Domtar, Inc.
        1,120          5.38%, 12/01/2013...................................................            958
                     Freeport-McMoRan Copper & Gold, Inc.
        1,850          8.25%, 04/01/2015...................................................          1,938
                     Georgia Gulf Corp.
          955          9.50%, 10/15/2014 (G)...............................................            907
                     Georgia-Pacific Corp.
        1,315          7.00%, 01/15/2015 (I)...............................................          1,210
                     Goodyear Tire & Rubber Co.
        1,090          8.63%, 12/01/2011 (I)...............................................          1,109
                     Graham Packaging Co., Inc.
        1,180          9.88%, 10/15/2014 (G)...............................................          1,109
                     Hexion Specialty Chemicals
        1,400          9.86%, 11/15/2014 (L)...............................................          1,442
                     Huntsman International LLC
        1,100          7.88%, 11/15/2014...................................................          1,177
                     Lyondell Chemical Co.
        1,990          8.25%, 09/15/2016 (G)...............................................          2,179
                     MacDermid, Inc.
        1,230          9.50%, 04/15/2017 (I)...............................................          1,119
                     Norske Skog Canada Ltd.
          500          8.63%, 06/15/2011...................................................            449
                     Nova Chemicals Corp.
        1,130          8.48%, 11/15/2013 (L)#..............................................          1,102
                     Potlatch Corp.
          650          13.00%, 12/01/2009 (L)..............................................            734
                     RBS Global & Rexnord Corp.
        1,080          11.75%, 08/01/2016 (G)..............................................          1,080
                     Smurfit Kappa Funding plc
           96          9.63%, 10/01/2012 (G)...............................................            100
                     Smurfit-Stone Container Enterprises, Inc.
          500          8.38%, 07/01/2012...................................................            466
                     Stone Container Financing Corp.
          795          7.38%, 07/15/2014 (G)...............................................            727
                     Verso Paper Holdings LLC
        1,085          11.38%, 08/01/2016 (I)..............................................          1,107
                                                                                                  --------
                                                                                                    28,368
                                                                                                  --------
                     CAPITAL GOODS -- 1.6%
                     Bombardier, Inc.
        1,170          6.30%, 05/01/2014 (I)#..............................................          1,065
                     ESCO Corp.
          255          9.24%, 12/15/2013 (I)(L)............................................            245
                     K2, Inc.
          891          7.38%, 07/01/2014...................................................            936
                     L-3 Communications Corp.
          176          3.00%, 08/01/2035 (X)...............................................            197

--------------------------------------------------------------------------------

    PRINCIPAL                                                                                      MARKET
      AMOUNT                                                                                     VALUE (W)
------------------                                                                           ------------------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
                     CAPITAL GOODS -- (CONTINUED)
            v        Transdigm, Inc.
     $  1,390          7.75%, 07/15/2014 (I)...............................................       $  1,362
                                                                                                  --------
                                                                                                     3,805
                                                                                                  --------
                     CONSUMER CYCLICAL -- 9.9%
                     Albertson's, Inc.
          525          7.25%, 05/01/2013 (G)...............................................            508
                     Alliance One International, Inc.
          860          8.50%, 05/15/2012 (I)...............................................            847
                     Amerigas Partners L.P.
        1,080          7.25%, 05/20/2015 (G)...............................................          1,010
                     Aramark Corp.
        1,200          8.50%, 02/01/2015 (G)(I)............................................          1,131
                     Beazer Homes USA, Inc.
        1,160          8.63%, 05/15/2011 (G)#..............................................            969
                     Buffalo Thunder
        1,325          9.38%, 12/15/2014 (I)...............................................          1,232
                     Builders FirstSource, Inc.
          865          9.61%, 02/15/2012 (G)(L)............................................            852
                     General Motors Corp.
        1,610          7.13%, 07/15/2013 (G)...............................................          1,368
                     Group 1 Automotive, Inc.
        1,010          2.25%, 06/15/2036 (L)(X)............................................            809
                     K. Hovnanian Enterprises, Inc.
          615          6.00%, 01/15/2010 (G)...............................................            544
        1,030          8.88%, 04/01/2012 (G)...............................................            845
                     KB Home & Broad Home Corp.
        1,200          6.38%, 08/15/2011...................................................          1,110
                     Levi Strauss & Co.
        1,040          9.75%, 01/15/2015...................................................          1,050
                     Michaels Stores, Inc.
          985          11.38%, 11/01/2016 (G)(I)...........................................            950
                     Neiman Marcus Group, Inc.
        1,600          10.38%, 10/15/2015 (G)..............................................          1,684
                     NPC International, Inc.
        1,080          9.50%, 05/01/2014 (G)...............................................            994
                     Phillips Van-Heusen Corp.
        1,580          7.75%, 11/15/2023...................................................          1,596
                     SGS International, Inc.
        1,625          12.00%, 12/15/2013..................................................          1,739
                     Stater Brothers Holdings, Inc.
        1,090          8.13%, 06/15/2012...................................................          1,052
                     Supervalu, Inc.
          700          7.50%, 11/15/2014...................................................            668
                     Tenneco, Inc.
        1,850          8.63%, 11/15/2014 (G)...............................................          1,850
                     TRW Automotive, Inc.
        1,125          7.25%, 03/15/2017 (I)...............................................          1,041
                                                                                                  --------
                                                                                                    23,849
                                                                                                  --------
                     CONSUMER STAPLES -- 1.0%
                     Appleton Papers, Inc.
        1,090          9.75%, 06/15/2014 (G)...............................................          1,117

    PRINCIPAL                                                                                      MARKET
      AMOUNT                                                                                     VALUE (W)
------------------                                                                           ------------------
                     CONSUMER STAPLES -- (CONTINUED)
                     Constellation Brands, Inc.
     $    725          7.25%, 09/01/2016 (G)...............................................       $    681
          635          7.25%, 05/15/2017 (I)...............................................            594
                                                                                                  --------
                                                                                                     2,392
                                                                                                  --------
                     ENERGY -- 4.4%
                     Amerigas Partners L.P.
          320          7.13%, 05/20/2016 #.................................................            296
                     Chesapeake Energy Corp.
          596          2.75%, 11/15/2035 (X)...............................................            633
          595          6.63%, 01/15/2016...................................................            561
        1,400          7.63%, 07/15/2013 #.................................................          1,403
                     Cie Gen Geophysique
          750          7.75%, 05/15/2017...................................................            731
                     Cimarex Energy Co.
          850          7.13%, 05/01/2017...................................................            803
                     Encore Acquisition Co.
          850          7.25%, 12/01/2017...................................................            765
                     Ferrell Gas Partners L.P.
        1,120          8.75%, 06/15/2012 #.................................................          1,114
                     Inergy L.P.
        1,190          8.25%, 03/01/2016...................................................          1,190
                     Petrohawk Energy Corp.
        1,000          9.13%, 07/15/2013 #.................................................          1,030
                     Plains Exploration & Production Co.
          235          7.75%, 06/15/2015...................................................            220
                     Pogo Producing Co.
        1,500          7.88%, 05/01/2013...................................................          1,519
                     Range Resources Corp.
          455          7.50%, 05/15/2016 (G)...............................................            447
                                                                                                  --------
                                                                                                    10,712
                                                                                                  --------
                     FINANCE -- 12.3%
                     American Real Estate Partners L.P.
     $  1,300          7.13%, 02/15/2013 #.................................................       $  1,222
                     AmeriCredit Corp.
          800          8.50%, 07/01/2015 (I)...............................................            768
                     Atlantic Broadband Finance LLC
        1,420          9.38%, 01/15/2014 #.................................................          1,406
                     Avis Budget Car Rental LLC
        1,150          7.75%, 05/15/2016...................................................          1,098
                     E*Trade Financial Corp.
          545          7.88%, 12/01/2015 (G)...............................................            561
                     El Paso Performance-Linked Trust
        1,375          7.75%, 07/15/2011 (I)...............................................          1,413
                     Felcor Lodging L.P.
          675          8.50%, 06/01/2011...................................................            709
                     Ford Motor Credit Co.
        1,100          7.38%, 02/01/2011...................................................          1,028
        1,120          8.11%, 01/13/2012 (L)...............................................          1,069
                     General Motors Acceptance Corp.
        4,415          6.88%, 09/15/2011 -- 08/28/2012.....................................          4,068
        2,300          8.00%, 11/01/2031 (G)...............................................          2,160
                     Hertz Corp.
          975          10.50%, 01/01/2016 (G)..............................................          1,009
                     Host Marriott L.P.
        1,190          6.75%, 06/01/2016 (G)...............................................          1,137

 THE HARTFORD HIGH YIELD FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                      MARKET
    AMOUNT (B)                                                                                   VALUE (W)
------------------                                                                           ------------------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
                     FINANCE -- (CONTINUED)
                     Hub International Holdings, Inc.
     $  1,060          10.25%, 06/15/2015 (I)..............................................       $    912
                     LPL Holdings, Inc.
        1,315          10.75%, 12/15/2015 (I)..............................................          1,387
                     Multiplan Corp.
        1,730          10.38%, 04/15/2016 (I)..............................................          1,695
                     Nell Af Sarl
          725          8.38%, 08/15/2015 (G)(I)............................................            645
      EUR 600          8.38%, 08/15/2015 (I)...............................................            743
                     Pinnacle Foods Finance LLC
        1,705          10.63%, 04/01/2017 (G)(I)...........................................          1,492
                     Rainbow National Services LLC
        1,250          10.38%, 09/01/2014 (I)..............................................          1,363
                     Realogy Corp.
          990          10.50%, 04/15/2014 (G)(I)...........................................            916
          490          12.38%, 04/15/2015 (G)(I)...........................................            410
                     Triad Acquisition
          315          11.13%, 05/01/2013..................................................            296
                     Universal City Florida
        1,140          10.11%, 05/01/2010 (G)(L)...........................................          1,146
                     Yankee Acquisition Corp
        1,215          9.75%, 02/15/2017 (G)...............................................          1,081
                                                                                                  --------
                                                                                                    29,734
                                                                                                  --------
                     HEALTH CARE -- 4.9%
                     Community Health Systems, Inc.
        1,345          8.88%, 07/15/2015 (I)...............................................          1,306
                     General Nutrition Centers, Inc.
        1,095          9.79%, 03/15/2014 (G)(I)(L).........................................          1,018
                     HCA, Inc.
        2,380          9.25%, 11/15/2016 (I)#..............................................          2,362
                     HMH Holdings, Inc.
          725          12.49%, 06/15/2014 (I)(L)...........................................            707
                     IASIS Healthcare Capital Corp.
        1,300          8.75%, 06/15/2014 (G)...............................................          1,248
                     Invacare Corp.
        1,390          9.75%, 02/15/2015...................................................          1,320
                     National Mentor Holdings, Inc.
          645          11.25%, 07/01/2014..................................................            680
                     PTS Acquisition Corp.
        1,230          9.50%, 04/15/2015 (I)...............................................          1,101
                     Rite Aid Corp.
        1,500          9.50%, 06/15/2017 (I)...............................................          1,328
                     Skilled Healthcare Group, Inc.
          650          11.00%, 01/15/2014..................................................            696
                                                                                                  --------
                                                                                                    11,766
                                                                                                  --------
                     SERVICES -- 17.4%
                     Affinion Group, Inc.
        1,415          11.50%, 10/15/2015..................................................          1,422
                     Allied Waste North America, Inc.
        1,850          6.88%, 06/01/2017 #.................................................          1,721
                     AMC Entertainment, Inc.
          920          11.00%, 02/01/2016 (G)..............................................            950
                     Cablevision Systems Corp.
          850          8.00%, 04/15/2012...................................................            793

    PRINCIPAL                                                                                      MARKET
      AMOUNT                                                                                     VALUE (W)
------------------                                                                           ------------------
                     SERVICES -- (CONTINUED)
                     Clarke American Corp.
     $  1,230          9.50%, 05/15/2015...................................................       $  1,125
                     Compucom Systems, Inc.
        1,295          12.00%, 11/01/2014 (G)(I)...........................................          1,554
                     CSC Holdings, Inc.
        1,850          7.63%, 04/01/2011 #.................................................          1,771
                     Dex Media West LLC, Inc.
        1,785          8.00%, 11/15/2013 #.................................................          1,749
        1,800          9.88%, 08/15/2013 #.................................................          1,890
                     DirecTV Holdings LLC
        1,375          6.38%, 06/15/2015...................................................          1,238
                     Education Management LLC
        1,120          10.25%, 06/01/2016 (G)..............................................          1,114
                     Harrah's Operating Co., Inc.
        1,785          5.63%, 06/01/2015...................................................          1,294
                     Idearc, Inc.
        1,375          8.00%, 11/15/2016...................................................          1,303
                     ISA Capital De Brasil S.A.
          795          8.80%, 01/30/2017 (I)...............................................            801
                     Knowledge Learning Center, Inc.
        1,535          7.75%, 02/01/2015 (I)...............................................          1,412
                     Liberty Media Corp.
        1,215          8.25%, 02/01/2030 (G)...............................................          1,158
                     MGM Mirage, Inc.
          780          6.75%, 09/01/2012...................................................            729
        2,085          7.50%, 06/01/2016 (G)...............................................          1,939
                     MTR Gaming Group, Inc.
          750          9.00%, 06/01/2012...................................................            769
                     NCO Group, Inc.
          860          10.23%, 11/15/2013 (I)(L)...........................................            826
                     NSG Holdings LLC
          670          7.75%, 12/15/2025 (I)...............................................            660
                     Pinnacle Entertainment, Inc.
        1,095          7.50%, 06/15/2015 (I)...............................................          1,007
                     Pokagon Gaming Authority
        1,030          10.38%, 06/15/2014 (I)..............................................          1,102
                     Quebecor World Capital Corp.
        1,100          6.13%, 11/15/2013 (G)...............................................            946
          945          8.75%, 03/15/2016 (I)...............................................            855
                     Quebecor World, Inc.
          880          9.75%, 01/15/2015 (I)...............................................            845
                     Reader's Digest Association, Inc.
        1,055          9.00%, 02/15/2017 (I)...............................................            902
                     Sheridan Group, Inc.
        1,480          10.25%, 08/15/2011..................................................          1,495
                     Sirius Satellite Radio, Inc.
        1,350          9.63%, 08/01/2013 (G)...............................................          1,289
                     Station Casinos, Inc.
        1,300          7.75%, 08/15/2016 (G)...............................................          1,219
                     SunGard Data Systems, Inc.
        2,335          10.25%, 08/15/2015 (G)..............................................          2,335
                     TL Acquisitions, Inc.
        1,125          10.50%, 01/15/2015 (G)(I)...........................................          1,035
                     Unisys Corp.
        1,420          7.88%, 04/01/2008 (G)...............................................          1,406
                     West Corp.
        1,300          9.50%, 10/15/2014...................................................          1,268
                                                                                                  --------
                                                                                                    41,922
                                                                                                  --------

--------------------------------------------------------------------------------

    PRINCIPAL                                                                                      MARKET
    AMOUNT (B)                                                                                   VALUE (W)
------------------                                                                           ------------------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
                     TECHNOLOGY -- 15.6%
                     Advanced Micro Devices, Inc.
     $  1,325          7.75%, 11/01/2012 (G)...............................................       $  1,166
                     Broadview Networks Holdings, Inc.
        1,050          11.38%, 09/01/2012 (I)..............................................          1,060
                     Canwest Mediaworks L.P.
        1,300          9.25%, 08/01/2015 (I)...............................................          1,261
                     CCH I Holdings LLC
        1,400          10.00%, 05/15/2014 (G)..............................................          1,239
                     Charter Communications Operating LLC
        1,655          8.00%, 04/30/2012 (I)#..............................................          1,614
                     Citizens Communications Co.
        1,370          7.88%, 01/15/2027...................................................          1,206
                     Dobson Cellular Systems
        1,375          8.38%, 11/01/2011...................................................          1,459
                     Freescale Semiconductor, Inc.
        2,250          10.13%, 12/15/2016 (G)(I)...........................................          1,980
                     General Cable Corp.
        1,015          7.73%, 04/01/2015 (L)...............................................            990
                     Intelsat Bermuda Ltd.
        2,500          11.25%, 06/15/2016..................................................          2,612
                     IPCS, Inc.
          850          7.48%, 05/01/2013 (I)(L)............................................            820
                     Jarden Corp.
          930          7.50%, 05/01/2017...................................................            837
                     Leap Wireless International, Inc.
        1,375          9.38%, 11/01/2014...................................................          1,356
                     Level 3 Financing, Inc.
          700          9.25%, 11/01/2014...................................................            669
          805          12.25%, 03/15/2013..................................................            882
                     MagnaChip Semiconductor
        1,325          6.88%, 12/15/2011 (G)...............................................          1,040
                     Mediacom LLC
        1,425          9.50%, 01/15/2013...................................................          1,411
                     MetroPCS Wireless, Inc.
        1,470          9.25%, 11/01/2014 (I)...............................................          1,441
                     Momentive Performance
        1,500          9.75%, 12/01/2014 (I)...............................................          1,440
                     Nortel Networks Ltd.
        2,250          10.75%, 07/15/2016 (I)..............................................          2,351
                     Qwest Communications International, Inc.
        2,380          7.50%, 02/15/2014 #.................................................          2,285
                     Rural Cellular Corp.
        1,425          8.36%, 06/01/2013 (I)(L)............................................          1,432
                     Sanmina-Sci Corp.
        1,420          8.11%, 06/15/2014 (G)(I)(L).........................................          1,399
                     Spansion LLC
        1,500          8.48%, 06/01/2013 (I)(L)............................................          1,395
                     STATS ChipPAC Ltd.
        1,210          7.50%, 07/19/2010 (G)...............................................          1,222
                     Wind Acquisition
      EUR 680          9.75%, 12/01/2015 (I)...............................................            958
                     Windstream Corp.
        2,215          8.63%, 08/01/2016...................................................          2,243
                                                                                                  --------
                                                                                                    37,768
                                                                                                  --------

    PRINCIPAL                                                                                      MARKET
      AMOUNT                                                                                     VALUE (W)
------------------                                                                           ------------------
                     TRANSPORTATION -- 0.6%
                     Bristow Group, Inc.
     $    770          7.50%, 09/15/2017 (I)...............................................       $    763
                     PHI, Inc.
          770          7.13%, 04/15/2013...................................................            712
                                                                                                  --------
                                                                                                     1,475
                                                                                                  --------
                     UTILITIES -- 4.9%
                     Chivor S.S. E.S.P.
        2,000          9.75%, 12/30/2014 (K)...............................................          2,260
                     Copano Energy LLC
          820          8.13%, 03/01/2016...................................................            820
                     Dynegy Holdings, Inc.
          905          7.75%, 06/01/2019 (I)...............................................            783
                     Edison Mission Energy
          915          7.50%, 06/15/2013...................................................            883
                     Markwest Energy Partners L.P.
        1,075          8.50%, 07/15/2016...................................................          1,075
                     Mirant Americas Generation LLC
          480          9.13%, 05/01/2031...................................................            470
                     NRG Energy, Inc.
          880          7.25%, 02/01/2014...................................................            849
        1,170          7.38%, 02/01/2016...................................................          1,129
                     PSEG Energy Holdings LLC
        1,120          8.50%, 06/15/2011...................................................          1,193
                     Reliant Energy, Inc.
        1,225          6.75%, 12/15/2014...................................................          1,207
                     Williams Partners L.P.
        1,160          7.25%, 02/01/2017...................................................          1,125
                                                                                                  --------
                                                                                                    11,794
                                                                                                  --------
                     Total corporate bonds: non-investment grade
                       (cost $213,048).....................................................       $203,585
                                                                                                  --------
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE (V) -- 11.7%
                     CAPITAL GOODS -- 0.9%
                     Lincoln Industries Corp.
     $    800          11.11%, 01/10/2015 (AA)(Q)..........................................       $    802
                     Rexnord Holdings, Inc.
          877          12.36%, 03/01/2013 (N)..............................................            815
                     Targus Group International
          539          8.87%, 11/22/2012 (N)...............................................            498
                                                                                                  --------
                                                                                                     2,115
                                                                                                  --------
                     CONSUMER CYCLICAL -- 3.9%
                     American Axle & Manufacturing Holdings, Inc.
          915          7.86%, 06/14/2012 (N)...............................................            908
                     Appleseed's Brands
        1,100          9.36%, 06/25/2013 (AA)(Q)...........................................          1,094
                     Dollar General Corp.
        1,150          8.11%, 07/03/2014 (N)...............................................          1,041
                     Ford Motor Co.
        5,220          8.36%, 12/15/2013 (N)...............................................          4,902
                     Keystone Automotive Industries, Inc.
        1,425          8.84%, 01/12/2012 (N)...............................................          1,326
                                                                                                  --------
                                                                                                     9,271
                                                                                                  --------

 THE HARTFORD HIGH YIELD FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                      MARKET
      AMOUNT                                                                                     VALUE (W)
------------------                                                                           ------------------
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE -- (CONTINUED)
                     FINANCE -- 1.2%
                     HMSC Corp.
     $    730          10.86%, 04/03/2014 (N)..............................................       $    664
                     Neff, Corp.
        1,475          8.90%, 11/22/2014 (N)...............................................          1,379
                     Rental Service Corp.
          875          8.86%, 11/21/2013 (N)...............................................            867
                                                                                                  --------
                                                                                                     2,910
                                                                                                  --------
                     HEALTH CARE -- 1.6%
                     Biomet, Inc.
        1,100          8.36%, 02/15/2015 (AA)(Q)...........................................          1,039
                     Community Health Systems, Inc.
        1,400          9.36%, 10/24/2014 (AA)..............................................          1,393
                     IASIS Healthcare Capital Corp.
        1,425          10.61%, 06/15/2014 (N)..............................................          1,332
                     Inverness Medical Innovation, Inc.
          200          9.59%, 06/26/2015 (N)...............................................            193
                                                                                                  --------
                                                                                                     3,957
                                                                                                  --------
                     SERVICES -- 2.5%
                     Harrah's Entertainment, Inc.
        1,500          6.86%, 03/05/2008 (AA)..............................................          1,496
                     Marquee Holdings, Inc.
          469          10.36%, 06/08/2012 (N)..............................................            441
                     New World Gaming Partners Ltd.
          500          10.86%, 01/16/2015 (AA)(Q)..........................................            480
                     RHI Entertainment LLC
        1,000          9.36%, 03/31/2014 (N)...............................................            978
                     Tribune Co.
        1,450          9.86%, 05/23/2015 (AA)(Q)...........................................          1,450
                     WideOpenWest Finance LLC
        1,350          11.61%, 07/01/2015 (N)..............................................          1,188
                                                                                                  --------
                                                                                                     6,033
                                                                                                  --------
                     TECHNOLOGY -- 1.6%
                     Infor Lux Bond Co.
          510          13.35%, 07/28/2014 (N)..............................................            495
                     Kronos, Inc.
        1,125          11.11%, 06/12/2015 (N)..............................................          1,080
                     Virgin Mobile
          950          10.31%, 12/01/2010 (N)..............................................            938
                     Wind Acquisitions Holdings Finance S.A.
        1,444          12.61%, 12/12/2011 (N)..............................................          1,444
                                                                                                  --------
                                                                                                     3,957
                                                                                                  --------
                     Total senior floating rate interests:
                       non-investment grade
                       (cost $29,414)......................................................       $ 28,243
                                                                                                  --------
                     Total long-term investments
                       (cost $248,184).....................................................       $237,609
                                                                                                  --------
SHORT-TERM INVESTMENTS -- 24.0%
                     FINANCE -- 0.0%
            4        State Street Bank Money Market Fund...................................       $      4
                                                                                                  --------

    PRINCIPAL                                                                                      MARKET
      AMOUNT                                                                                     VALUE (W)
------------------                                                                           ------------------
                     REPURCHASE AGREEMENTS -- 2.4%
                     BNP Paribas Securities Corp. Repurchase Agreement (maturing on
                       08/01/2007 in the amount of $1,520, collateralized by U.S. Treasury
                       Bond 6.25% 2023 value of $1,561)
     $  1,520          5.07% dated 08/01/2007..............................................       $  1,520
                     RBS Greenwich Capital Markets Repurchase Agreement (maturing on
                       08/01/2007 in the amount of $2,026, collateralized by U.S. Treasury
                       Note 12.00% 2013 value of $2,069)
        2,026          5.05% dated 08/01/2007..............................................          2,026
                     UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2007 in the amount of $2,220, collateralized by U.S. Treasury Bond 8.00%
                       2021 value of $2,277)
        2,220          5.07% dated 08/01/2007..............................................          2,220
                                                                                                  --------
                                                                                                     5,766
                                                                                                  --------
   SHARES
------------------
                     SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY LENDING -- 21.5%
                     CASH COLLATERAL REINVESTMENT FUND:
       51,911        Navigator Prime Portfolio.............................................         51,911
                                                                                                  --------
  PRINCIPAL
   AMOUNT
------------------
                     U.S. TREASURY BILLS -- 0.1%
     $    200          4.61%, 09/20/2007 (M)(S)............................................       $    198
                                                                                                  --------
                     Total short-term investments
                       (cost $57,880)......................................................       $ 57,879
                                                                                                  --------

             Total investments
               (cost $306,064) (C).............................  122.4%    $295,488
             Other assets and liabilities......................  (22.4)%    (54,150)
                                                                 -----     --------
             Total net assets..................................  100.0%    $241,338
                                                                 =====     ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 8.18% of total net assets at July 31, 2007.

  (C)At July 31, 2007, the cost of securities for federal income tax purposes was $306,471 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation........................  $    927
      Unrealized Depreciation........................   (11,910)
                                                       --------
      Net Unrealized (Depreciation)..................  $(10,983)
                                                       ========

  # This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at July 31, 2007 rounds to zero.

--------------------------------------------------------------------------------

(AA) The interest rate disclosed for these securities represents an estimated average coupon as of July 31, 2007.

(D) Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(G)  Security is partially on loan at July 31, 2007.

(I) Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2007, was $64,408, which represents 26.69% of total net assets.

(K) Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At July 31, 2007, the market value of these securities amounted to $2,260 or 0.94% of net assets.

(L) Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2007.

(M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

(N) The interest rate disclosed for these securities represents the average coupon as of July 31, 2007.

(P) The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at July 31, 2007.

(Q) The cost of securities purchased on a when-issued or delayed delivery basis at July 31, 2007 was $4,942.

(V) Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at July 31, 2007.

(X)  Convertible debt security.

(B) All principal amounts are in U.S. dollars unless otherwise indicated. EUR -- EURO

(H) The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD
      ACQUIRED  SHARES/PAR                 SECURITY                COST BASIS
      --------  ----------                 --------                ----------
      11/2006      6,909      CBA Commercial Small Balance            $677
                              Commercial Mortgage, 9.75%,
                              01/25/2039 -- 144A
      10/1994          1      Hosiery Corp. of America, Inc.            21
                              Class A -- 144A
      11/2006         --      Pliant Corp.                              --
      05/2006         --      XO Holdings, Inc.                         --
      05/2006         --      XO Holdings, Inc. Warrants                --

     The aggregate value of these securities at July 31, 2007 was $691 which represents 0.29% of total net assets.

(S) Security pledged as initial margin deposit for open futures contracts at July 31, 2007.

     FUTURES CONTRACTS OUTSTANDING AT JULY 31, 2007

                                                                     UNREALIZED
                              NUMBER OF               EXPIRATION   APPRECIATION/
      DESCRIPTION            CONTRACTS *   POSITION     MONTH      (DEPRECIATION)
      -----------            -----------   --------   ----------   --------------
      5 Year U.S. Treasury
      Note                       196         Long     Sep, 2007         $133
                                                                        ====

     * The number of contracts does not omit 000's.

(W) For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

          CREDIT DEFAULT SWAP AGREEMENTS OUTSTANDING AT JULY 31, 2007

                                                                              PAY/                                   UNREALIZED
                                                REFERENCE     BUY/SELL      RECEIVE      EXPIRATION    NOTIONAL    APPRECIATION/
COUNTERPARTY                                     ENTITY      PROTECTION    FIXED RATE       DATE        AMOUNT     (DEPRECIATION)
------------                                    ---------    ----------    ----------    ----------    --------    --------------
Lehman Brothers Special Financing, Inc.           GMAC          Sell          6.65%       09/20/08      $  625          $(27)
Lehman Brothers Special Financing, Inc.           GMAC          Sell          3.20%       09/20/12       1,250           (51)
                                                                                                                        ----
                                                                                                                        $(78)
                                                                                                                        ====

 THE HARTFORD HIGH YIELD MUNICIPAL BOND FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
 MUNICIPAL BONDS -- 96.5%
            ALABAMA -- 2.2%
            Huntsville-Redstone Village, AL, Special Care Fac
              FA
 $  600       5.25%, 01/01/2015...............................   $   593
                                                                 -------
            ARIZONA -- 0.7%
            Show Low Bluff, AZ, Community Rev
    200       5.60%, 07/01/2031...............................       197
                                                                 -------
            CALIFORNIA -- 14.9%
            California Educational Fac Auth, Huntington Park
              Rev
    200       5.15%, 07/01/2030...............................       195
            California Statewide Communities DA Rev
    250       5.30%, 10/01/2037...............................       246
            California Statewide Communities DA Rev,
              California Baptist University
  1,000       5.50%, 11/01/2038...............................     1,011
            California Statewide Communities DA Rev,
              Valleycare Health System
    100       5.13%, 07/15/2031...............................        97
            Chino, CA, Community Fac Dist Special Tax
    500       5.00%, 09/01/2036...............................       484
            Elk Grove, CA, Special Tax
    500       5.25%, 09/01/2037...............................       500
            Folsom, CA, Public FA Special Tax Rev
    500       5.20%, 09/01/2032...............................       500
            Lincoln, CA, Public FA
    200       5.00%, 09/01/2034...............................       194
            Rancho Santa Fe, CA, Community Services Dist
              Special tax Community Fac Dist #1
    600       5.25%, 09/01/2030 (Q)...........................       600
            San Francisco, CA, Whittier Redev Agency
    140       5.05%, 11/01/2038...............................       139
                                                                 -------
                                                                   3,966
                                                                 -------
            COLORADO -- 8.6%
            Baptist Road Rural Transportation Auth
    150       5.00%, 12/01/2026...............................       146
            Colorado Educational & Cultural FA Rev, Charter
              School-Windsor Academy Proj
    500       5.70%, 05/01/2037 (H)...........................       501
            Denver, CO, City & County Special Fac Airport Rev,
              United Airport Lines Proj A
    500       5.25%, 10/01/2032...............................       486
            North Range, CO, Metropolitan Dist #2 GO
    500       5.50%, 12/15/2027...............................       502
            Park Meadows, Co, Business Improvement Dist Shared
              Sales Tax Rev
    360       5.35%, 12/01/2031...............................       363
            Walker Field, CO, Public Airport
    300       4.75%, 12/01/2027...............................       289
                                                                 -------
                                                                   2,287
                                                                 -------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            DELAWARE -- 1.8%
            Millsboro, DE, Special Obligation Plantation Lakes
              Special Development
 $  500       5.45%, 07/01/2036...............................   $   491
                                                                 -------
            FLORIDA -- 9.8%
            Jacksonville, FL, Econ Development Commission
    200       5.30%, 05/01/2037...............................       195
            Magnolia Creek, FL, Community Development Dist
              Capital Improvement Rev
    500       5.90%, 05/01/2039...............................       500
            Orange County, FL, Health Care FA Rev
    200       5.50%, 07/01/2038...............................       195
            Parker Road Community Development Dist
    200       5.60%, 05/01/2038...............................       196
            Six Mile Creek, FL, Community College
    525       5.88%, 05/01/2038...............................       527
            Sweetwater Creek, FL, Community Development Dist
              Captial Improvement Rev
  1,000       5.50%, 05/01/2038...............................       987
                                                                 -------
                                                                   2,600
                                                                 -------
            GEORGIA -- 1.5%
            Augusta, GA, Airport Rev
    165       5.35%, 01/01/2028...............................       168
    230       5.45%, 01/01/2031...............................       236
                                                                 -------
                                                                     404
                                                                 -------
            ILLINOIS -- 3.5%
            Chicago, IL, O'Hare International Airport Special
              Fac Rev, American Airlines Inc
    250       5.50%, 12/01/2030...............................       244
            Hampshire, IL, Special Service Area #13
    200       5.75%, 03/01/2037...............................       194
            Hampshire, IL, Special Service Area #16
    200       6.00%, 03/01/2046...............................       201
            Illinois FA
    300       5.38%, 11/15/2039...............................       294
                                                                 -------
                                                                     933
                                                                 -------
            INDIANA -- 4.5%
            Fort Wayne, IN, Pollution Control Rev
    675       6.20%, 10/15/2025...............................       692
            Vigo County, IN, Union Hospital
    500       5.70%, 09/01/2037 (J)...........................       502
                                                                 -------
                                                                   1,194
                                                                 -------
            KANSAS -- 1.9%
            Olathe, KS, Tax Increment Rev, West Village Center
    500       5.50%, 09/01/2026...............................       500
                                                                 -------

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
MUNICIPAL BONDS -- (CONTINUED)
            LOUISIANA -- 6.4%
            De Soto Parish, LA, International Paper
 $  200       4.75%, 03/01/2019...............................   $   190
            Louisiana Public Fac Auth Rev
    500       5.75%, 07/01/2039...............................       502
            St Johns Baptist Parish, LA, Marathon Oil Co
  1,000       5.13%, 06/01/2037...............................       998
                                                                 -------
                                                                   1,690
                                                                 -------
            MARYLAND -- 0.7%
            Maryland State Econ Development Corp
    200       5.00%, 07/01/2039...............................       193
                                                                 -------
            MINNESOTA -- 1.1%
            Minneapolis, MN, Multifamily Housing Rev
    200       5.40%, 04/01/2028...............................       196
            Worthington, MN, Housing Auth
    100       5.38%, 05/01/2037...............................        97
                                                                 -------
                                                                     293
                                                                 -------
            MISSOURI -- 1.8%
            Branson Hills, MO, Infrastructure Fac
    100       5.50%, 04/01/2027...............................        99
            Branson, MO, Regional Airport Transportation
              Development Dist
    300       6.00%, 07/01/2025...............................       293
            Clinton County, MO, Industrial DA
    100       5.00%, 12/01/2032...............................        96
                                                                 -------
                                                                     488
                                                                 -------
            NEW HAMPSHIRE -- 0.8%
            New Hampshire Business DA
    200       5.20%, 05/01/2027...............................       199
                                                                 -------
            NEW JERSEY -- 4.1%
            New Jersey Tobacco Settlement Financing Corp
    200       4.75%, 06/01/2034...............................       179
  1,000       5.00%, 06/01/2041...............................       918
                                                                 -------
                                                                   1,097
                                                                 -------
            NEW MEXICO -- 0.4%
            Otero County, NM, Jail Proj
    100       6.00%, 04/01/2023...............................       101
                                                                 -------
            NEW YORK -- 4.4%
            Genesee County, NY, IDA Civic Fac Rev, United
              Memorial Medical Center
    500       5.00%, 12/01/2027...............................       478
            New York, NY, Industrial DA
    200       7.13%, 08/01/2011...............................       210
            New York, NY, Jetblue Airways Corp Proj
    500       5.13%, 05/15/2030...............................       471
                                                                 -------
                                                                   1,159
                                                                 -------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            NORTH CAROLINA -- 4.5%
            Albemarle, NC, Hospital Auth Healthcare
 $1,000       5.25%, 10/01/2038 #.............................   $ 1,005
            Raleigh, NC, Medical Care Commission Retirement
              Fac Rev
    200       5.25%, 01/01/2032...............................       191
                                                                 -------
                                                                   1,196
                                                                 -------
            OHIO -- 1.9%
            Ohio State Water Development
    500       5.15%, 07/15/2015...............................       498
                                                                 -------
            OKLAHOMA -- 1.9%
            Oklahoma Development FA Hospital Rev, Great Plains
              Regional Medical Center
    500       5.13%, 12/01/2036...............................       495
                                                                 -------
            OREGON -- 3.8%
            Western Generation Agency
  1,000       5.00%, 01/01/2016...............................     1,007
                                                                 -------
            PENNSYLVANIA -- 7.4%
            Allegheny County, PA, Hospital DA Rev
    500       5.00%, 11/15/2028...............................       466
            Monroe County, PA, Hospital Auth Rev
  1,000       5.25%, 01/01/2043...............................     1,003
            Philadelphia, PA, Auth for Industrial Development
    500       5.25%, 05/01/2037...............................       499
                                                                 -------
                                                                   1,968
                                                                 -------
            TEXAS -- 2.7%
            Brazoria, TX, Brazos River Harbor Navigation, Dow
              Chemical Co
    300       5.13%, 05/15/2033...............................       296
            Dallas-Fort Worth, TX, International Airport Fac
              Improvement Corp
    300       5.50%, 11/01/2030...............................       290
            Maverick County, TX, Public Fac Corp Proj Rev
    145       6.25%, 02/01/2024...............................       145
                                                                 -------
                                                                     731
                                                                 -------
            UTAH -- 1.5%
            Provo, UT, Lakeview Charter School
    200       5.63%, 07/15/2037...............................       200
            Provo, UT, Renaissance Charter School
    200       5.63%, 07/15/2037...............................       200
                                                                 -------
                                                                     400
                                                                 -------

 THE HARTFORD HIGH YIELD MUNICIPAL BOND FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
MUNICIPAL BONDS -- (CONTINUED)
            VIRGINIA -- 3.7%
            James City County, VA, Econ DA Residential Care
              Fac
 $  500       5.40%, 07/01/2027...............................   $   495
            Lexington, VA, IDA Residential Care Fac
    500       5.50%, 01/01/2037...............................       495
                                                                 -------
                                                                     990
                                                                 -------
            Total municipal bonds
              (cost $25,911)..................................   $25,670
                                                                 -------
SHORT-TERM INVESTMENTS -- 5.4%
            FINANCE -- 5.4%
  1,434     State Street Bank Tax Free Money Market...........   $ 1,434
                                                                 -------
            Total short-term investments
              (cost $1,434)...................................   $ 1,434
                                                                 -------

            Total investments
              (cost $27,345) (C)..............................  101.9%    $27,104
            Other assets and liabilities......................   (1.9)%      (497)
                                                                -----     -------
            Total net assets..................................  100.0%    $26,607
                                                                =====     =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At July 31, 2007, the cost of securities for federal income tax purposes was $27,345 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation...........................  $  53
      Unrealized Depreciation...........................   (294)
                                                          -----
      Net Unrealized (Depreciation).....................  $(241)
                                                          =====

  # This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

  (J)Securities exempt from registration under Regulation D of the Securities Act of 1933. These securities are determined to be liquid. At July 31, 2007, the market value of these securities was $502, which represents 1.89% of total net assets.

  (Q)The cost of securities purchased on a when-issued or delayed delivery basis at July 31, 2007 was $600.

 (H) The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD
      ACQUIRED   SHARES/PAR                 SECURITY                 COST BASIS
      --------   ----------                 --------                 ----------
      06/2007       500       Colorado Educational & Cultural FA
                              Rev, Charter School-Windsor Academy
                              Proj, 5.70%, 05/01/2037                   $500

     The aggregate value of these securities at July 31, 2007 was $501 which represents 1.88% of total net assets.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Hartford Mutual Funds' most recent semi-annual or annual report.

      DA   -- Development Authority
      FA   -- Finance Authority
      GO   -- General Obligations
      IDA  -- Industrial Development Authority Bond

 THE HARTFORD INCOME ALLOCATION FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 AFFILIATED INVESTMENT COMPANIES -- 99.2%
FIXED INCOME FUNDS -- 90.5%
    335     Hartford Floating Rate Fund, Class Y..............   $ 3,235
    484     Hartford High Yield Fund, Class Y.................     3,746
    831     Hartford Income Fund, Class Y.....................     8,307
    978     Hartford Inflation Plus Fund, Class Y.............    10,213
  1,079     Hartford Short Duration Fund, Class Y.............    10,642
    655     Hartford Total Return Bond Fund, Class Y..........     6,847
                                                                 -------
            Total fixed income funds
              (cost $43,693)..................................   $42,990
                                                                 -------
MONEY MARKET FUNDS -- 8.7%
  4,146     Hartford Money Market Fund, Class Y...............   $ 4,146
                                                                 -------
            Total money market fund
              (cost $4,144)...................................
            Total investments in affiliated investment
              companies
              (cost $47,837)..................................   $47,136
                                                                 -------

            Total investments
              (cost $47,837) (C)..............................   99.2%    $47,136
            Other assets and liabilities......................    0.8%        398
                                                                -----     -------
            Total net assets..................................  100.0%    $47,534
                                                                =====     =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At July 31, 2007, the cost of securities for federal income tax purposes was $48,244 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation.........................  $     1
      Unrealized Depreciation.........................   (1,109)
                                                        -------
      Net Unrealized (Depreciation)...................  $(1,108)
                                                        =======

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD INCOME FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ---------
 ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 13.9%
             FINANCE -- 13.8%
             Banc of America Commercial Mortgage, Inc.
$  27,809      5.50%, 11/10/2039 -- 07/10/2043 (I)(P)..........  $    329
    7,402      5.75%, 06/10/2039 (I)(P)........................        57
    3,700      5.84%, 06/10/2049 (L)...........................     3,598
             Bayview Commercial Asset Trust
      200      5.69%, 04/25/2036 (I)(L)#.......................       200
    5,784      7.00%, 07/25/2037 (H)(P)(H).....................       829
             Bear Stearns Commercial Mortgage Securities, Inc.
    3,090      5.50%, 02/11/2041 (I)(P)#.......................        52
             Capital Automotive Receivables Asset Trust
       50      5.77%, 05/20/2010 (I)...........................        50
             Capital One Automotive Finance Trust
      230      4.32%, 05/15/2010 #.............................       229
             CBA Commercial Small Balance Commercial Mortgage
    6,348      7.00%, 07/25/2035 -- 06/25/2038 (H)(P)..........       396
    7,287      9.75%, 01/25/2039 (H)(P)........................       729
             Citigroup Mortgage Loan Trust, Inc.
      200      7.82%, 01/25/2037 (H)(L)........................       143
             Commercial Mortgage Pass-Through Certificates
    4,600      5.31%, 12/10/2046...............................     4,394
    6,118      5.50%, 03/10/2039 (I)(P)........................       130
    1,000      6.32%, 06/15/2022 (I)(L)........................       999
             Countrywide Asset-Backed Certificates
       49      5.46%, 07/25/2035...............................        48
             Credit-Based Asset Servicing and Securitization
               LLC
      219      5.59%, 05/25/2036 (H)(L)........................       214
             CS First Boston Mortgage Securities Corp.
      200      7.27%, 11/15/2019 (H)(L)........................       187
             Equity One ABS, Inc.
       74      5.46%, 12/25/2033 (H)...........................        73
       50      7.82%, 07/25/2034 (H)(L)........................        50
             GE Business Loan Trust
   11,031      6.14%, 05/15/2034 (H)(P)........................       113
             GE Capital Commercial Mortgage Corp.
    1,000      5.52%, 03/10/2044 (L)#..........................       958
   55,102      6.35%, 11/10/2045 (I)(P)........................       104
             GMAC Commercial Mortgage Securities, Inc.
      200      5.30%, 08/10/2038 #.............................       195
             GMAC Mortgage Corp. Loan Trust
      270      5.75%, 10/25/2036 #.............................       270
             Green Tree Financial Corp.
       30      6.48%, 12/01/2030...............................        31
       12      7.30%, 01/15/2026...............................        12
       13      7.35%, 05/15/2027...............................        13
             Greenwich Capital Commercial Funding Corp.
      199      6.52%, 11/05/2021 (I)(L)........................       193
      190      6.72%, 11/05/2021 (I)(L)........................       185
             GS Mortgage Securities Corp.
    2,000      5.70%, 12/20/2049 (I)(L)........................     1,762

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ---------
             FINANCE -- (CONTINUED)
             Home Equity Asset Trust
$      48      4.75%, 06/27/2035 (H)...........................  $     29
      725      6.27%, 07/25/2037 (L)...........................       655
             JP Morgan Automotive Receivable Trust
       75      12.88%, 03/15/2012 (A)..........................        74
             JP Morgan Chase Commercial Mortgage Security Corp.
      985      5.00%, 10/15/2042 (L)...........................       929
      502      5.47%, 04/15/2043 (L)#..........................       488
    2,302      5.50%, 01/15/2038 (I)(P)........................        63
      250      5.65%, 12/12/2044 (L)#..........................       235
   17,247      6.00%, 09/12/2037 (I)(P)........................       173
      855      6.07%, 02/15/2020 (I)(L)........................       846
      190      6.16%, 05/12/2034...............................       194
             LB-UBS Commercial Mortgage Trust
      550      5.22%, 02/15/2031 (L)#..........................       524
   25,583      5.26%, 06/15/2036 (I)(P)........................       121
      250      5.45%, 11/15/2038 (L)...........................       236
      650      5.48%, 11/15/2038 (L)#..........................       611
             Lehman Brothers Commercial Mortgage Trust
      200      6.12%, 07/15/2018 (I)(L)#.......................       200
             Lehman Brothers Small Balance Commercial
      120      5.62%, 09/25/2036 (I)...........................       120
             LNR CDO Ltd.
      250      6.17%, 05/28/2043 (H)(L)........................       219
             Long Beach Asset Holdings Corp.
       45      5.78%, 04/25/2046 (H)...........................        45
             Marathon Real Estate CDO, Ltd.
    1,000      6.72%, 05/25/2046 (I)(L)........................       995
             Marlin Leasing Receivables LLC
      296      4.63%, 11/17/2008 (I)...........................       295
      440      5.33%, 09/16/2013 (I)#..........................       440
             Merrill Lynch Floating Trust
    1,000      5.87%, 06/15/2022 (I)(L)........................       974
             Merrill Lynch/Countrywide Commercial Mortgage
               Trust
      950      5.20%, 12/12/2049...............................       898
    4,600      5.36%, 08/12/2048...............................     4,452
             Morgan Stanley Capital I
    2,000      5.15%, 08/13/2042 (L)#..........................     1,871
    1,000      5.95%, 10/15/2042 (L)...........................       950
   16,242      6.00%, 06/12/2047 (I)(P)........................       201
             Nationstar Home Equity Loan Trust
      340      9.97%, 03/25/2037 (H)(L)........................       340
             Option One Mortgage Loan Trust -- Class M6
      725      6.99%, 03/25/2037 (H)...........................       635
             Option One Mortgage Loan Trust -- Class M7
      500      6.99%, 03/25/2037 (H)...........................       434
             Option One Mortgage Loan Trust -- Class M8
      475      6.99%, 03/25/2037 (H)...........................       372
             PSE&G Transition Funding LLC
       70      6.61%, 06/15/2015 #.............................        74

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ---------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- (CONTINUED)
             FINANCE -- (CONTINUED)
        v    Renaissance Home Equity Loan Trust
$      80      5.75%, 05/25/2036 (L)...........................  $     79
      200      6.16%, 05/25/2036...............................       194
             Renaissance Home Equity Loan Trust
    1,460      7.50%, 04/25/2037 -- 06/25/2037 (H).............     1,225
             Wachovia Automotive Loan Owner Trust
      250      5.15%, 07/20/2012 (I)...........................       250
      260      5.29%, 06/20/2012 (I)...........................       260
             Wachovia Bank Commercial Mortgage Trust
    6,894      5.50%, 02/15/2041 (I)(P)........................       159
             Wamu Commercial Mortgage Securities Trust
    1,220      6.14%, 03/23/2045 (I)(L)........................     1,235
                                                                 --------
                                                                   38,638
                                                                 --------
             TRANSPORTATION -- 0.1%
             Continental Airlines, Inc.
       82      6.80%, 08/02/2018...............................        79
      100      7.49%, 10/02/2010...............................       104
                                                                 --------
                                                                      183
                                                                 --------
             UTILITIES -- 0.0%
             Detroit Edison Securitizaton
       75      6.19%, 03/01/2013 #.............................        77
                                                                 --------
             Total asset & commercial
               mortgage backed securities
               (cost $39,629)..................................  $ 38,898
                                                                 --------
CORPORATE BONDS: INVESTMENT GRADE -- 19.6%
             CAPITAL GOODS -- 0.1%
             Hutchison Whampoa International Ltd.
      200      6.25%, 01/24/2014 (I)#..........................       203
                                                                 --------
             CONSUMER CYCLICAL -- 0.7%
             Ltd. Brands, Inc.
      917      6.90%, 07/15/2017...............................       914
    1,008      7.60%, 07/15/2037...............................     1,004
                                                                 --------
                                                                    1,918
                                                                 --------
             CONSUMER STAPLES -- 1.1%
             Anheuser-Busch Cos., Inc.
      420      5.75%, 01/15/2011 #.............................       418
             Parcs R Master Trust
    2,750      6.36%, 06/20/2017 (I)(L)(Q).....................     2,646
                                                                 --------
                                                                    3,064
                                                                 --------
             ENERGY -- 0.3%
             Anadarko Petroleum Corp.
      490      6.45%, 09/15/2036 #.............................       473
             TNK-BP Finance S.A.
      255      7.50%, 07/18/2016 (I)#..........................       256
                                                                 --------
                                                                      729
                                                                 --------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ---------
             FINANCE -- 15.7%
             Ace INA Holdings, Inc.
$     125      5.88%, 06/15/2014 #.............................  $    124
             Aetna, Inc.
      245      5.75%, 06/15/2011 (G)...........................       248
      880      6.63%, 06/15/2036...............................       899
             AMBAC Financial Group, Inc.
      144      6.15%, 02/15/2037...............................       117
             Arden Realty L.P.
      150      5.20%, 09/01/2011...............................       149
             Axa S.A.
    4,788      6.46%, 12/14/2049 (G)(I)(L).....................     4,270
             BB&T Capital Trust IV
    1,468      6.82%, 06/12/2057 (L)#..........................     1,421
             Capital One Capital IV
    1,049      6.75%, 02/17/2037 #.............................       911
             CIT Group, Inc.
      865      6.10%, 03/15/2067 (L)#..........................       744
             Comerica Capital Trust II
    1,827      6.58%, 02/20/2037 (L)#..........................     1,672
             Countrywide Financial Corp.
    1,270      5.80%, 06/07/2012...............................     1,221
             Deutsche Bank Capital Funding Trust
       90      5.63%, 01/19/2016 (I)#..........................        86
             Fifth Third Capital Trust IV
      985      6.50%, 04/15/2037 (G)(L)........................       933
             Financial Security Assurance Holdings
    1,193      6.40%, 12/15/2066 (I)(L)#.......................     1,047
             Genworth Financial, Inc.
      963      6.15%, 11/15/2066 #.............................       879
             Goldman Sachs Capital Trust II
      850      5.79%, 12/29/2049 (L)...........................       803
             Goldman Sachs Group, Inc.
      125      5.15%, 01/15/2014 #.............................       120
      725      6.45%, 05/01/2036 #.............................       687
             HBOS plc
      500      5.92%, 07/29/2049 (I)#..........................       448
             HSBK Europe B.V
      250      7.25%, 05/03/2017 (I)...........................       235
             ILFC E-Capital Trust II
    4,410      6.25%, 12/21/2065 (I)(L)#.......................     4,250
             Janus Capital Group, Inc.
    1,105      6.70%, 06/15/2017...............................     1,116
             JP Morgan Chase Capital XX
    4,540      6.55%, 09/29/2036 #.............................     4,158
             Kazkommerts International B.V
      200      8.00%, 11/03/2015 (I)...........................       185
             Kuzneski Capital S.A.
      200      7.50%, 11/25/2015 (L)...........................       204
             Lehman Brothers Holdings, Inc.
    1,625      6.88%, 07/17/2037...............................     1,574
             Mellon Capital IV
      764      6.24%, 06/20/2049 (L)...........................       764
             Metlife, Inc.
    4,696      6.40%, 12/15/2036 #.............................     4,199
             Mizuho Capital Investment Ltd.
      500      6.69%, 06/30/2016 (I)...........................       493

 THE HARTFORD INCOME FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
AMOUNT (B)                                                       VALUE (W)
----------                                                       ---------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
             FINANCE -- (CONTINUED)
        v    Mizuho Financial Group, Inc.
$     200      5.79%, 04/15/2014 (I)...........................  $    197
             Morgan Stanley
      500      5.55%, 04/27/2017...............................       471
             Natexis AMBS Co. LLC
      100      8.44%, 12/29/2049 (I)...........................       102
             Northern Rock plc
      150      5.60%, 04/30/2049 (I)#..........................       144
      704      6.59%, 06/28/2049 (G)(I)(L).....................       688
             Northgroup Preferred Capital Corp.
      638      6.38%, 10/15/2049 (I)(L)........................       626
             PNC Preferred Funding Trust II
      500      6.11%, 03/15/2049 (I)(L)........................       487
             Progressive Corp.
      925      6.70%, 06/15/2037 (L)...........................       887
             Regions Financing Trust II
      510      6.63%, 05/15/2047...............................       488
             Residential Capital Corp.
    1,130      5.86%, 06/09/2008 (L)...........................     1,085
             Sagicor Financial Ltd.
      200      7.50%, 05/12/2016 (I)...........................       203
             Shurgard Storage Centers, Inc.
       75      5.88%, 03/15/2013 #.............................        77
             SMFG Preferred Capital
      658      6.08%, 12/01/2049 (I)(L)........................       630
             State Street Capital Trust IV
      735      6.36%, 06/15/2037 (L)...........................       732
             Sumitomo Mitsui Banking
      100      5.63%, 12/29/2049 (I)...........................        95
             Suntrust Capital VIII
    1,160      6.10%, 12/15/2036 #.............................     1,023
             Suntrust Preferred Capital
      100      5.85%, 12/29/2049 (L)...........................        98
             TuranAlem Finance B.V
      300      8.50%, 02/10/2015 (K)...........................       273
             UFJ Finance Aruba AEC
      100      6.75%, 07/15/2013...............................       104
             US Bank Realty Corp.
      725      6.09%, 12/22/2049 (I)(L)........................       712
             Westpac Capital Trust IV
      100      5.26%, 12/29/2049 (I)...........................        94
             ZFS Finance U.S.A Trust
      721      6.50%, 05/09/2037 (I)(L)........................       675
                                                                 --------
                                                                   43,848
                                                                 --------
             HEALTH CARE -- 0.1%
             Wyeth
      465      5.95%, 04/01/2037...............................       441
                                                                 --------
             SERVICES -- 0.5%
             Belo Corp.
      175      7.25%, 09/15/2027...............................       160
             International Bank for Reconstruction and
               Development
 TRY  330      13.63%, 05/09/2017..............................       258

PRINCIPAL                                                         MARKET
AMOUNT (B)                                                       VALUE (W)
----------                                                       ---------
             SERVICES -- (CONTINUED)
             Time Warner Entertainment Co., L.P.
$     410      8.38%, 07/15/2033 #.............................  $    475
             Viacom, Inc.
      500      6.88%, 04/30/2036...............................       470
                                                                 --------
                                                                    1,363
                                                                 --------
             TECHNOLOGY -- 0.9%
             Cingular Wireless Services, Inc.
      210      8.13%, 05/01/2012 #.............................       231
             Deutsche Telekom International Finance B.V
      850      5.25%, 07/22/2013 #.............................       820
             France Telecom S.A.
      150      7.75%, 03/01/2011 (L)...........................       161
             Motorola, Inc.
      150      8.00%, 11/01/2011...............................       162
             Telecom Italia Capital
      230      7.20%, 07/18/2036 #.............................       234
             Vodafone Group plc
    1,166      6.15%, 02/27/2037 #.............................     1,066
                                                                 --------
                                                                    2,674
                                                                 --------
             TRANSPORTATION -- 0.1%
             American Airlines, Inc.
      125      7.86%, 10/01/2011 #.............................       132
             Carnival Corp.
      110      6.65%, 01/15/2028 #.............................       113
             Continental Airlines, Inc.
      100      6.56%, 02/15/2012 #.............................       103
                                                                 --------
                                                                      348
                                                                 --------
             UTILITIES -- 0.1%
             Kinder Morgan Energy Partners L.P.
      230      6.50%, 02/01/2037...............................       219
             Tennessee Gas Pipeline Co.
      100      8.38%, 06/15/2032...............................       116
                                                                 --------
                                                                      335
                                                                 --------
             Total corporate bonds:
               investment grade
               (cost $58,525)..................................  $ 54,923
                                                                 --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 17.7%
             BASIC MATERIALS -- 1.4%
             Abitibi-Consolidated, Inc.
      375      8.86%, 06/15/2011 (L)#..........................       334
             Bowater, Inc.
      225      8.36%, 03/15/2010 (L)...........................       213
      355      9.50%, 10/15/2012 #.............................       334
             Chaparral Steel Co.
      150      10.00%, 07/15/2013 #............................       165
             Citigroup (JSC Severstal)
      236      9.25%, 04/19/2014 (K)...........................       254
             Crown Americas, Inc.
      370      7.75%, 11/15/2015 (G)...........................       364
             Goodyear Tire & Rubber Co.
      163      8.63%, 12/01/2011 (I)...........................       166

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
             BASIC MATERIALS -- (CONTINUED)
        v    Graham Packaging Co., Inc.
$     350      9.88%, 10/15/2014 (G)...........................  $    329
             Huntsman International LLC
      250      7.88%, 11/15/2014...............................       268
             Lupatech Finance Ltd.
      260      9.88%, 11/30/2049 (G)(I)........................       252
             Peabody Energy Corp.
      250      6.88%, 03/15/2013 (G)...........................       243
             Smurfit Kappa Funding plc
       14      9.63%, 10/01/2012 (G)...........................        15
             Stone Container
      580      8.00%, 03/15/2017...............................       542
             Vitro S.A.
      455      9.13%, 02/01/2017 (I)...........................       437
                                                                 --------
                                                                    3,916
                                                                 --------
             CAPITAL GOODS -- 0.2%
             Bombardier, Inc.
      450      6.30%, 05/01/2014 (I)#..........................       410
      100      6.75%, 05/01/2012 (I)...........................        95
                                                                 --------
                                                                      505
                                                                 --------
             CONSUMER CYCLICAL -- 1.6%
             Aramark Corp.
      920      8.86%, 02/01/2015 (I)(L)#.......................       856
             AutoNation, Inc.
      150      7.36%, 04/15/2013 (L)...........................       139
             Delhaize America, Inc.
      130      9.00%, 04/15/2031 #.............................       144
             Ford Capital B.V
      245      9.50%, 06/01/2010 #.............................       240
             General Motors Corp.
      310      6.38%, 05/01/2008 (G)...........................       305
      165      7.13%, 07/15/2013 (G)...........................       140
             K. Hovnanian Enterprises, Inc.
      210      6.00%, 01/15/2010 (G)...........................       186
      110      8.88%, 04/01/2012 (G)...........................        90
             KB Home & Broad Home Corp.
      200      6.38%, 08/15/2011...............................       185
             Michaels Stores, Inc.
      500      11.38%, 11/01/2016 (G)(I).......................       483
             Neiman Marcus Group, Inc.
      630      10.38%, 10/15/2015 (G)..........................       663
             Parkson Retail Group Ltd.
      260      7.88%, 11/14/2011...............................       266
             SGS International, Inc.
      150      12.00%, 12/15/2013..............................       160
             Stater Brothers Holdings, Inc.
      105      8.13%, 06/15/2012...............................       101
             Tenneco, Inc.
      580      8.63%, 11/15/2014 (G)...........................       580
                                                                 --------
                                                                    4,538
                                                                 --------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ---------
             CONSUMER STAPLES -- 0.5%
             Bertin Ltd.
$     490      10.25%, 10/05/2016 (K)..........................  $    517
             Constellation Brands, Inc.
      240      7.25%, 09/01/2016 (G)...........................       226
             MHP S.A.
      265      10.25%, 11/30/2011 (K)..........................       264
             OJSC Myronivsky Hliboproduct
      265      10.25%, 11/30/2011 (I)..........................       262
                                                                 --------
                                                                    1,269
                                                                 --------
             ENERGY -- 0.8%
             Chesapeake Energy Corp.
      140      6.63%, 01/15/2016...............................       132
             Inergy L.P.
      150      8.25%, 03/01/2016...............................       150
             MEI Euro Finance Ltd.
      160      8.75%, 05/22/2010 (K)...........................       163
             Naftogaz Ukrainy
      200      8.13%, 09/30/2009...............................       196
             Petrohawk Energy Corp.
      810      9.13%, 07/15/2013 #.............................       834
             Pogo Producing Co.
      630      7.88%, 05/01/2013...............................       638
             Range Resources Corp.
      100      7.50%, 05/15/2016 (G)...........................        98
                                                                 --------
                                                                    2,211
                                                                 --------
             FINANCE -- 2.8%
             Alfa Bank
      265      8.20%, 06/25/2012 (I)...........................       255
             American Real Estate Partners L.P.
      145      7.13%, 02/15/2013...............................       136
             AmeriCredit Corp.
      500      8.50%, 07/01/2015 (I)...........................       480
             ATF Bank
      180      9.00%, 05/11/2016 (K)...........................       188
             Atlantic Broadband Finance LLC
      320      9.38%, 01/15/2014 #.............................       317
             Centercredit International
      415      8.63%, 01/30/2014 (I)#..........................       394
             Credit Suisse First Boston International
      270      6.80%, 10/04/2012...............................       259
             Drummond Co., Inc.
      325      7.38%, 02/15/2016 (H)...........................       302
             Ege Haina Finance Co.
      250      9.50%, 04/26/2017 (I)...........................       238
             El Paso Performance-Linked Trust
      150      7.75%, 07/15/2011 (I)...........................       154
             Ford Motor Credit Co.
      305      7.38%, 02/01/2011 #.............................       285
      290      9.81%, 04/15/2012 (L)#..........................       300
             General Motors Acceptance Corp.
      675      6.88%, 09/15/2011 #.............................       628
      900      8.00%, 11/01/2031 (G)...........................       845
             Hertz Corp.
      400      10.50%, 01/01/2016 (G)..........................       414

 THE HARTFORD INCOME FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
             FINANCE -- (CONTINUED)
        v    Hub International Holdings, Inc.
$     770      10.25%, 06/15/2015 (I)..........................  $    662
             Itabo Finance S.A.
      200      10.88%, 10/05/2013 (I)..........................       202
             Nell Af Sarl
      125      8.38%, 08/15/2015 (G)(I)........................       111
             Pinnacle Foods Finance LLC
      500      10.63%, 04/01/2017 (G)(I).......................       438
             Russian Standard Bank
      270      8.63%, 05/05/2011 (K)...........................       260
             Sibacademfinance plc
      200      9.00%, 05/12/2009 (K)...........................       200
             Standard Bank plc
      250      8.75%, 02/09/2016...............................       247
             United Rentals NA, Inc.
      515      6.50%, 02/15/2012...............................       515
                                                                 --------
                                                                    7,830
                                                                 --------
             FOREIGN GOVERNMENTS -- 0.4%
             Argentina (Republic of)
      760      7.00%, 10/03/2015...............................       613
             Turkey (Republic of)
      180      6.88%, 03/17/2036...............................       168
      200      7.25%, 03/15/2015...............................       203
             Venezuela (Republic of)
      275      5.75%, 02/26/2016...............................       232
                                                                 --------
                                                                    1,216
                                                                 --------
             HEALTH CARE -- 0.4%
             HCA, Inc.
      270      7.88%, 02/01/2011 #.............................       259
      165      9.25%, 11/15/2016 (I)#..........................       164
             IASIS Healthcare Capital Corp.
      400      8.75%, 06/15/2014 (G)...........................       384
             Rite Aid Corp.
      500      9.50%, 06/15/2017 (I)...........................       442
                                                                 --------
                                                                    1,249
                                                                 --------
             SERVICES -- 4.0%
             Allied Waste North America, Inc.
      450      6.88%, 06/01/2017 (G)...........................       418
             AMC Entertainment, Inc.
      500      11.00%, 02/01/2016 #............................       516
             Compucom Systems, Inc.
      250      12.00%, 11/01/2014 (G)(I).......................       300
             Dow Jones CDX HY
    6,950      7.63%, 06/29/2012 (G)(I)........................     6,238
             Education Management LLC
      500      10.25%, 06/01/2016 (G)..........................       498
             Idearc, Inc.
      500      8.00%, 11/15/2016...............................       474
             ISA Capital De Brasil S.A.
      400      8.80%, 01/30/2017 (I)...........................       403
             Knowledge Learning Center, Inc.
       85      7.75%, 02/01/2015 (I)...........................        78

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ---------
             SERVICES -- (CONTINUED)
             MGM Mirage, Inc.
$     550      7.50%, 06/01/2016 (G)...........................  $    512
             MTR Gaming Group, Inc.
      100      9.00%, 06/01/2012...............................       103
             Pokagon Gaming Authority
      100      10.38%, 06/15/2014 (I)..........................       107
             Sheridan Group, Inc.
      150      10.25%, 08/15/2011..............................       151
             Sirius Satellite Radio, Inc.
      550      9.63%, 08/01/2013 (G)...........................       525
             SunGard Data Systems, Inc.
      450      10.25%, 08/15/2015 (G)..........................       450
             Unisys Corp.
      250      7.88%, 04/01/2008 (G)...........................       247
             West Corp.
      250      9.50%, 10/15/2014...............................       244
                                                                 --------
                                                                   11,264
                                                                 --------
             TECHNOLOGY -- 4.7%
             Advanced Micro Devices, Inc.
      470      6.00%, 05/01/2015 (I)(X)........................       423
      720      7.75%, 11/01/2012 (G)...........................       634
             Canwest Mediaworks L.P.
      400      9.25%, 08/01/2015 (I)...........................       388
             Charter Communications Operating LLC
      830      8.00%, 04/30/2012 (I)#..........................       809
             Citizens Communications Co.
      440      9.00%, 08/15/2031 #.............................       409
             CSC Holdings, Inc.
      125      8.13%, 07/15/2009 #.............................       125
             Dobson Cellular Systems
      550      8.38%, 11/01/2011 #.............................       584
             Freescale Semiconductor, Inc.
      270      10.13%, 12/15/2016 (G)(I).......................       238
             GC Impsat Holdings
      180      9.88%, 02/15/2017 (I)...........................       171
             Intelsat Bermuda Ltd.
      730      9.25%, 06/15/2016...............................       745
             Leap Wireless International, Inc.
      300      9.38%, 11/01/2014...............................       296
             Level 3 Financing, Inc.
    1,210      12.25%, 03/15/2013 #............................     1,326
             MagnaChip Semiconductor
      100      6.88%, 12/15/2011 (G)...........................        78
             Maxcom Telecomunicaciones
      160      11.00%, 12/15/2014 (I)..........................       168
             Mediacom LLC
      740      9.50%, 01/15/2013 #.............................       733
             MetroPCS Wireless, Inc.
      720      9.25%, 11/01/2014 (I)...........................       706
             Momentive Performance
      520      9.75%, 12/01/2014 (I)...........................       499
             Nortel Networks Ltd.
      805      10.75%, 07/15/2016 (I)#.........................       841
             Panamsat Corp.
      200      9.00%, 06/15/2016...............................       200

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
             TECHNOLOGY -- (CONTINUED)
        v    Qwest Communications International, Inc.
$     820      7.50%, 02/15/2014...............................  $    787
             Rural Cellular Corp.
      490      8.36%, 06/01/2013 (I)(L)........................       492
             Sanmina-Sci Corp.
      400      8.11%, 06/15/2014 (G)(I)(L).....................       394
             Spansion LLC
      735      8.48%, 06/01/2013 (I)(L)........................       684
             STATS ChipPAC Ltd.
      250      7.50%, 07/19/2010...............................       252
             Vimpel Communications
      510      8.25%, 05/23/2016 (I)...........................       522
             Windstream Corp.
      685      8.63%, 08/01/2016...............................       694
                                                                 --------
                                                                   13,198
                                                                 --------
             TRANSPORTATION -- 0.3%
             Bristow Group, Inc.
      400      7.50%, 09/15/2017 (I)...........................       396
             PHI, Inc.
      385      7.13%, 04/15/2013...............................       356
                                                                 --------
                                                                      752
                                                                 --------
             UTILITIES -- 0.6%
             AES China Generating Co.
      100      8.25%, 06/26/2010...............................       100
             Chivor S.S. E.S.P.
      100      9.75%, 12/30/2014 (K)...........................       113
             Dynegy Holdings, Inc.
      180      7.75%, 06/01/2019 (I)...........................       156
             Energipe Y Saelpa
      565      10.50%, 07/19/2013 (I)..........................       630
             Markwest Energy Partners L.P.
      125      8.50%, 07/15/2016...............................       125
             Mirant JPSCO Finance Ltd.
      100      11.00%, 07/06/2016 (I)..........................       108
             Rede Empresas De Energia
      380      11.13%, 04/02/2049 (I)..........................       389
                                                                 --------
                                                                    1,621
                                                                 --------
             Total corporate bonds:
               non-investment grade
               (cost $52,269)..................................  $ 49,569
                                                                 --------
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE (V) -- 6.3%
             BASIC MATERIALS -- 0.4%
             Compass Minerals Group, Inc.
      286      6.86%, 12/22/2012 (N)...........................  $    280
             Huntsman International LLC
      310      7.07%, 04/23/2014 (N)...........................       301
             Jarden Corp., Term Loan
      413      7.11%, 01/24/2012 (N)...........................       404
                                                                 --------
                                                                      985
                                                                 --------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ---------
             CONSUMER CYCLICAL -- 0.9%
             Ford Motor Co.
$   1,234      8.36%, 12/15/2013 (N)...........................  $  1,159
             Masonite International Corp., Canadian Term Loan
      249      7.36%, 04/30/2010 (N)...........................       229
             Masonite International Corp., U.S. Term Loan
      249      7.36%, 04/30/2010 (N)...........................       226
             Oshkosh Trucking Corp.
      475      6.86%, 12/06/2013 (N)...........................       468
             William Carter Co.
      436      6.85%, 07/14/2012 (N)...........................       411
                                                                 --------
                                                                    2,493
                                                                 --------
             CONSUMER STAPLES -- 0.3%
             Dole Food Co., Inc.
       94      5.23%, 04/12/2013 (AA)..........................        88
      695      7.45%, 04/12/2013 (N)...........................       656
      209      7.54%, 04/12/2013 (N)...........................       195
                                                                 --------
                                                                      939
                                                                 --------
             ENERGY -- 0.3%
             Big West Oil LLC
      550      7.61%, 02/02/2015 (N)(Q)........................       528
      450      7.61%, 02/02/2015 (N)...........................       432
                                                                 --------
                                                                      960
                                                                 --------
             FINANCE -- 0.7%
             Crescent Resources LLC
      330      8.32%, 09/07/2012 (N)...........................       318
             General Growth Properties, Inc.
       94      6.57%, 02/24/2010 (N)...........................        90
             Kar Holdings, Inc.
    1,000      7.61%, 10/17/2013 (N)...........................       918
             Nasdaq Stock Market, Inc., Term Loan B
      307      7.07%, 05/22/2012 (N)...........................       296
             Nasdaq Stock Market, Inc., Term Loan C
      277      7.07%, 05/22/2012 (N)...........................       268
                                                                 --------
                                                                    1,890
                                                                 --------
             HEALTH CARE -- 0.5%
             Carestream Health, Inc.
    1,000      7.34%, 04/12/2013 (N)...........................       950
             HCA, Inc.
      348      7.61%, 11/17/2013 (N)...........................       330
             Lifepoint Hospitals, Inc.
      210      6.99%, 04/15/2012 (N)...........................       200
                                                                 --------
                                                                    1,480
                                                                 --------

 THE HARTFORD INCOME FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ---------
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE (V) -- (CONTINUED)
        v    SERVICES -- 1.9%
             Bresnan Communications LLC
$   1,000      7.36%, 09/29/2013 (N)...........................  $    955
             Cedar Fair L.P.
      347      7.32%, 07/21/2013 (N)...........................       335
             Gray Television, Inc.
      499      6.86%, 12/31/2014 (N)...........................       469
             inVentiv Health, Inc.
      497      7.11%, 07/05/2014 (N)...........................       476
             Regal Cinemas, Inc.
      421      6.86%, 11/10/2010 (N)...........................       405
             Tribune Co.
    1,250      9.86%, 05/23/2015 (AA)(Q).......................     1,250
             UPC Financing Partnership
      500      7.13%, 12/31/2014 (N)...........................       481
             Weight Watchers International, Inc.
      500      6.63%, 01/24/2013 (N)...........................       486
             WideOpenWest Finance LLC
      500      11.61%, 07/01/2015 (N)..........................       440
                                                                 --------
                                                                    5,297
                                                                 --------
             TECHNOLOGY -- 1.3%
             Cincinnati Bell, Inc.
      268      6.82%, 08/31/2012 (N)...........................       257
             Fleetcor Technologies Operating Co. LLC
      831      7.59%, 04/30/2013 (N)...........................       833
      167      7.61%, 04/30/2013 (AA)(Q).......................       167
             Idearc, Inc.
      500      6.86%, 11/17/2013 (N)...........................       469
             R.H. Donnelley, Inc.
      870      6.86%, 06/30/2011 (N)...........................       833
             RCN Corp.
    1,000      7.69%, 04/19/2014 (N)...........................       970
                                                                 --------
                                                                    3,529
                                                                 --------
             Total senior floating rate interests:
               non-investment grade
               (cost $18,362)..................................  $ 17,573
                                                                 --------
U.S. GOVERNMENT AGENCIES -- 30.5%
             FEDERAL HOME LOAN MORTGAGE CORPORATION -- 7.9%
             MORTGAGE BACKED SECURITIES:
      408      5.50%, 2032.....................................  $    396
    2,146      6.00%, 2037.....................................     2,130
    8,785      6.50%, 2037.....................................     8,885
                                                                 --------
                                                                   11,411
                                                                 --------
             NOTES:
    1,220      5.50%, 2016 #...................................     1,233
      390      6.25%, 2032 (G).................................       425
                                                                 --------
                                                                    1,658
                                                                 --------
             REMIC -- PAC'S:
    9,037      6.00%, 2032 #...................................     9,048
                                                                 --------
                                                                   22,117
                                                                 --------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ---------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 22.0%
             MORTGAGE BACKED SECURITIES:
$     695      5.00%, 2017 -- 2022.............................  $    676
      241      5.22%, 2035 (L).................................       237
    6,029      5.50%, 2032 -- 2037.............................     5,834
   23,675      6.00%, 2036 -- 2037.............................    23,470
      905      6.02%, 2037 (L).................................       911
   19,296      6.50%, 2036 -- 2037.............................    19,493
    6,744      6.50%, 2037 (Q).................................     6,813
    4,007      7.00%, 2037.....................................     4,117
                                                                 --------
                                                                   61,551
                                                                 --------
             OTHER GOVERNMENT AGENCIES -- 0.6%
             SMALL BUSINESS ADMINISTRATION PARTICIPATION
               CERTIFICATES:
      880      4.92%, 2023.....................................       859
      938      5.35%, 2026 #...................................       934
                                                                 --------
                                                                    1,793
                                                                 --------
             Total U.S. government agencies
               (cost $86,224)..................................  $ 85,461
                                                                 --------
U.S. GOVERNMENT SECURITIES -- 0.4%
             U.S. TREASURY SECURITIES -- 0.4%
             U.S. TREASURY NOTES:
      275      4.50%, 2017 (G).................................  $    269
        7      4.63%, 2011 (G).................................         7
      937      4.75%, 2012 (G).................................       943
                                                                 --------
             Total U.S. government securities
               (cost $1,194)...................................  $  1,219
                                                                 --------
             Total long-term investments
               (cost $256,203).................................  $247,643
                                                                 --------
SHORT-TERM INVESTMENTS -- 26.4%
             FINANCE -- 0.1%
      151    State Street Bank Money Market Fund...............  $    151
                                                                 --------
             REPURCHASE AGREEMENTS -- 18.8%
             BNP Paribas Securities Corp. Repurchase Agreement
               (maturing on 08/01/2007 in the amount of
               $13,883, collateralized by U.S. Treasury Bond
               6.25% 2023 value of $14,257)
   13,881      5.07% dated 08/01/2007..........................    13,881
             RBS Greenwich Capital Markets Repurchase Agreement
               (maturing on 08/01/2007 in the amount of
               $18,511, collateralized by U.S. Treasury Note
               12.00% 2013 value of $18,895)
   18,509      5.05% dated 08/01/2007..........................    18,509
             UBS Securities, Inc. Repurchase Agreement
               (maturing on 08/01/2007 in the amount of
               $20,283, collateralized by U.S. Treasury Bond
               8.00% 2021 value of $20,803)
   20,280      5.07% dated 08/01/2007..........................    20,280
                                                                 --------
                                                                   52,670
                                                                 --------

--------------------------------------------------------------------------------

                                                                  MARKET
  SHARES                                                         VALUE (W)
----------                                                       ---------
SHORT-TERM INVESTMENTS -- (CONTINUED)
             SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
             LENDING -- 7.4%
             CASH COLLATERAL REINVESTMENT FUND:
   20,595    Navigator Prime Portfolio.........................  $ 20,595
                                                                 --------
PRINCIPAL
  AMOUNT
----------
             U.S. TREASURY BILLS -- 0.1%
$     325      4.61%, 09/20/2007 (M)(S)........................       323
                                                                 --------
             Total short-term investments
               (cost $73,739)..................................  $ 73,739
                                                                 --------

              Total investments
                (cost $329,942) (C)...........................    114.8%    $  321,382
              Other assets and liabilities....................    (14.8)%      (41,459)
                                                                -------     ----------
              Total net assets................................    100.0%    $  279,923
                                                                =======     ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 7.42% of total net assets at July 31, 2007.

(C) At July 31, 2007, the cost of securities for federal income tax purposes was $329,949 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation.........................  $   545
      Unrealized Depreciation.........................   (9,112)
                                                        -------
      Net Unrealized (Depreciation)...................  $(8,567)
                                                        =======

  # This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

(A) The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at July 31, 2007, was $74, which represents 0.03% of total net assets.

(AA) The interest rate disclosed for these securities represents an estimated average coupon as of July 31, 2007.

(G)  Security is partially on loan at July 31, 2007.

(I) Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2007, was $50,806, which represents 18.15% of total net assets.

(K) Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At July 31, 2007, the market value of these securities amounted to $2,232 or 0.80% of net assets.

(L) Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2007.

(M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

(N) The interest rate disclosed for these securities represents the average coupon as of July 31, 2007.

(P) The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at July 31, 2007.

(Q) The cost of securities purchased on a when-issued or delayed delivery basis at July 31, 2007 was $11,524.

(V) Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at July 31, 2007.

(X)  Convertible debt security.

(B)  All principal amounts are in U.S. dollars unless otherwise indicated.

      TRY  -- Turkey New Lira

(H) The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD
      ACQUIRED    SHARES/PAR                SECURITY                COST BASIS
      --------    ----------                --------                ----------
      05/2007        5,784     Bayview Commercial Asset Trust,
                               7.00%, 07/25/2037 -- 144A              $  826
      04/2006 -      6,348     CBA Commercial Small Balance
      06/2007                  Commercial Mortgage, 7.00%,
                               07/25/2035 -- 06/25/2038 -- 144A          331
      11/2006        7,287     CBA Commercial Small Balance
                               Commercial Mortgage, 9.75%,
                               01/25/2039 -- 144A                        714
      01/2007          200     Citigroup Mortgage Loan Trust,
                               Inc., 7.82%, 01/25/2037 -- 144A           165
      07/2007          219     Credit-Based Asset Servicing and
                               Securitization LLC, 5.59%,
                               05/25/2036 -- 144A                        214
      02/2006          200     CS First Boston Mortgage Securities
                               Corp., 7.27%, 11/15/2019 -- 144A          198
      11/2006 -        325     Drummond Co., Inc., 7.38%,
      06/2007                  02/15/2016 -- 144A                        318
      11/2003           74     Equity One ABS, Inc., 5.46%,
                               12/25/2033                                 73

 THE HARTFORD INCOME FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

      PERIOD
      ACQUIRED    SHARES/PAR                SECURITY                COST BASIS
      --------    ----------                --------                ----------
      07/2004           50     Equity One ABS, Inc., 7.82%,
                               07/25/2034                                 50
      06/2006       11,031     GE Business Loan Trust, 6.14%,
                               05/15/2034 -- 144A                        111
      03/2006           48     Home Equity Asset Trust, 4.75%,
                               06/27/2035 -- 144A                         48
      02/2006          250     LNR CDO Ltd., 6.17%,
                               05/28/2043 -- 144A                        250
      03/2006           45     Long Beach Asset Holdings Corp.,
                               5.78%, 04/25/2046 -- 144A                  45
      04/2007          340     Nationstar Home Equity Loan Trust,
                               9.97%, 03/25/2037 -- 144A                 340
      03/2007          725     Option One Mortgage Loan Trust --
                               Class M6, 6.99%, 03/25/2037               700
      03/2007          500     Option One Mortgage Loan Trust --
                               Class M7, 6.99%, 03/25/2037               434
      03/2007          475     Option One Mortgage Loan Trust --
                               Class M8, 6.99%, 03/25/2037               374
      05/2007        1,460     Renaissance Home Equity Loan Trust,
                               7.50%, 04/25/2037 -- 06/25/2037           995

     The aggregate value of these securities at July 31, 2007 was $6,335 which represents 2.26% of total net assets.

  (S)Security pledged as initial margin deposit for open futures contracts at July 31, 2007.

     FUTURES CONTRACTS OUTSTANDING AT JULY 31, 2007

                                                                       UNREALIZED
                                 NUMBER OF               EXPIRATION  APPRECIATION/
      DESCRIPTION                CONTRACTS*   POSITION     MONTH     (DEPRECIATION)
      -----------                ----------   --------   ----------  --------------
      2 Year U.S. Treasury Note     253         Long     Sep., 2007      $ 213
      5 Year U.S. Treasury Note     311         Long     Sep., 2007      $ 211
      10 Year U.S. Treasury
       Bond                          63         Long     Sep., 2007      $  44
      U.S. Long Bond                121        Short     Sep., 2007      $(105)
                                                                         -----
                                                                         $ 363
                                                                         =====

  *  The number of contracts does not omit 000's.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

--------------------------------------------------------------------------------

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JULY 31, 2007

                                                                                                                     UNREALIZED
                                                            MARKET          CONTRACT           DELIVERY            APPRECIATION/
DESCRIPTION                                                 VALUE            AMOUNT              DATE              (DEPRECIATION)
-----------                                                --------         --------         -------------         --------------
Brazil Real (Buy)                                            $513             $490             08/21/07                $  23
Brazil Real (Sell)                                            513              507             08/21/07                   (6)
Colombian Peso (Buy)                                          500              490             08/22/07                   10
Colombian Peso (Sell)                                         500              492             08/22/07                   (8)
Hungarian Forint (Buy)                                        472              489             08/21/07                  (17)
Hungarian Forint (Sell)                                       472              474             08/21/07                    2
Iceland Krona (Buy)                                           507              509             08/03/07                   (2)
Iceland Krona (Sell)                                          507              505             08/03/07                   (2)
Indian Rupee (Buy)                                            498              490             08/21/07                    8
Indian Rupee (Sell)                                           498              497             08/21/07                   (1)
South African Rand (Buy)                                      486              490             08/21/07                   (4)
South African Rand (Sell)                                     486              491             08/21/07                    5
Thailand Baht (Buy)                                           482              490             08/22/07                   (8)
Thailand Baht (Sell)                                          482              536             08/22/07                   54
Turkish Lira (Sell)                                           252              260             08/28/07                    8
                                                                                                                       -----
                                                                                                                       $  62
                                                                                                                       =====

          CREDIT DEFAULT SWAP AGREEMENTS OUTSTANDING AT JULY 31, 2007

                                                                              PAY/                                   UNREALIZED
                                           REFERENCE          BUY/SELL      RECEIVE      EXPIRATION    NOTIONAL    APPRECIATION/
COUNTERPARTY                                 ENTITY          PROTECTION    FIXED RATE       DATE        AMOUNT     (DEPRECIATION)
------------                               ---------         ----------    ----------    ----------    --------    --------------
Lehman Brothers Special Financing,
  Inc.                                 HCA, Inc.                 Buy          2.70%       12/20/10       $400          $  18
Lehman Brothers Special Financing,
  Inc.                                 HCA, Inc.                Sell          3.50%       12/20/11        400            (23)
JP Morgan Chase Bank                   Republic of Turkey       Sell          2.52%       04/20/17        100             (3)
                                                                                                                       -----
                                                                                                                       $  (8)
                                                                                                                       =====

 THE HARTFORD INFLATION PLUS FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE (V) -- 2.6%
            BASIC MATERIALS -- 0.5%
            Compass Minerals Group, Inc.
 $ 1,679      6.86%, 12/22/2012 (N)...........................  $  1,645
            Tupperware Corp.
     927      6.86%, 11/07/2012 (N)...........................       890
                                                                --------
                                                                   2,535
                                                                --------
            CONSUMER CYCLICAL -- 0.3%
            William Carter Co.
   1,501      6.85%, 07/14/2012 (N)...........................     1,415
                                                                --------
            HEALTH CARE -- 0.5%
            Carestream Health, Inc.
   1,000      7.34%, 04/12/2013 (N)...........................       950
            Community Health Systems, Inc.
     124      7.11%, 07/02/2014 (AA)(Q).......................       118
   1,876      7.57%, 07/02/2014 (N)...........................     1,782
                                                                --------
                                                                   2,850
                                                                --------
            SERVICES -- 1.0%
            MGM Mirage, Inc.
   2,000      6.50%, 10/03/2011 (N)...........................     1,945
            Regal Cinemas, Inc.
   1,970      6.86%, 11/10/2010 (N)...........................     1,893
            Weight Watchers International, Inc.
   1,500      6.63%, 01/24/2013 (N)...........................     1,459
                                                                --------
                                                                   5,297
                                                                --------
            UTILITIES -- 0.3%
            NRG Energy, Inc.
   1,997      7.11%, 06/08/2013 (N)...........................     1,905
                                                                --------
            Total senior floating rate interests:
              non-investment grade
              (cost $14,551)..................................  $ 14,002
                                                                --------
U.S. GOVERNMENT SECURITIES -- 96.5%
            U.S. TREASURY SECURITIES -- 96.5%
            U.S. TREASURY BONDS:
  23,975      2.00%, 2026 (O).................................  $ 23,421
  42,820      2.38%, 2027 (O).................................    43,713
  20,655      3.38%, 2032 (O)#................................    28,849
  24,000      3.63%, 2028 (O)#................................    36,826
  12,000      3.88%, 2029 (O)#................................    18,891
                                                                --------
                                                                 151,700
                                                                --------
            U.S. TREASURY NOTES:
  20,170      0.88%, 2010 (G)(O)..............................    21,093
   7,137      1.63%, 2015 (O).................................     7,321

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            U.S. TREASURY NOTES: -- (CONTINUED)
 $64,235      1.88%, 2013 -- 2015 (O).........................  $ 67,274
  71,477      2.00%, 2014 -- 2016 (O)#........................    76,460
  90,370      2.00%, 2012 (O).................................    90,569
  65,755      2.38%, 2011 -- 2017 (O).........................    67,557
  10,430      3.00%, 2012 (O).................................    12,381
  25,000      3.25%, 2009.....................................    24,518
   1,715      3.38%, 2012 (O)#................................     2,086
     455      3.50%, 2011 (O).................................       561
                                                                --------
                                                                 369,820
                                                                --------
            Total U.S. government securities
              (cost $527,203).................................  $521,520
                                                                --------
CONTRACTS
---------
 CALL OPTIONS PURCHASED -- 0.0%
            LONG CALL INTEREST RATE OPTION CONTRACT -- 0.0%
            5 Year U.S. Treasury Note
  10,000    Expiration: February, 2017, Exercise Price:
              $1.00...........................................  $    189
                                                                --------
            Total call options purchased
              (cost $240).....................................  $    189
                                                                --------
PUT OPTIONS PURCHASED -- 0.1%
            LONG PUT INTEREST RATE OPTION CONTRACT -- 0.1%
            10 Year U.S. Treasury Note
       1    Expiration: August, 2007, Exercise Price:
              $106.00.........................................  $     70
       1    Expiration: August, 2007, Exercise Price:
              $106.50.........................................       125
            2 Year U.S. Treasury Note
      --    Expiration: August, 2007, Exercise Price:
              $102.25.........................................        44
            5 Year U.S. Treasury Note
  10,000    Expiration: February, 2017, Exercise Price:
              $1.00...........................................       391
                                                                --------
            Total put options purchased
              (cost $728).....................................  $    630
                                                                --------
            Total long-term investments
              (cost $542,722).................................  $536,341
                                                                --------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 2.7%
            FINANCE -- 0.0%
 $     1    State Street Bank Money Market Fund...............  $      1
                                                                --------

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
SHORT-TERM INVESTMENTS -- (CONTINUED)
            REPURCHASE AGREEMENTS -- 2.6%
            BNP Paribas Securities Corp. Repurchase Agreement
              (maturing on 08/01/2007 in the amount of $3,623,
              collateralized by U.S. Treasury Bond 6.25% 2023
              value of $3,721)
 $ 3,623      5.07% dated 08/01/2007..........................  $  3,623
            RBS Greenwich Capital Markets Repurchase Agreement
              (maturing on 08/01/2007 in the amount of $4,831,
              collateralized by U.S. Treasury Note 12.00% 2013
              value of $4,931)
   4,830      5.05% dated 08/01/2007..........................     4,830
            UBS Securities, Inc. Repurchase Agreement
              (maturing on 08/01/2007 in the amount of $5,293,
              collateralized by U.S. Treasury Bond 8.00% 2021
              value of $5,429)
   5,292      5.07% dated 08/01/2007..........................     5,292
                                                                --------
                                                                  13,745
                                                                --------
            U.S. TREASURY BILLS -- 0.1%
     550      4.83%, 09/20/2007 (M)(S)(U).....................       546
                                                                --------
            Total short-term investments
              (cost $14,292)..................................  $ 14,292
                                                                --------

            Total investments
              (cost $557,014) (C).............................  101.9%    $550,633
            Other assets and liabilities......................   (1.9)%    (10,190)
                                                                -----     --------
            Total net assets..................................  100.0%    $540,443
                                                                =====     ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
  (C)At July 31, 2007, the cost of securities for federal income tax purposes was $566,967 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation........................  $  1,881
      Unrealized Depreciation........................   (18,215)
                                                       --------
      Net Unrealized (Depreciation)..................  $(16,334)
                                                       ========

  # This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

(AA) The interest rate disclosed for these securities represents an estimated average coupon as of July 31, 2007.

 (G) Security is partially on loan at July 31, 2007.

 (M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

 (N) The interest rate disclosed for these securities represents the average coupon as of July 31, 2007.

 (O) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

 (Q) The cost of securities purchased on a when-issued or delayed delivery basis at July 31, 2007 was $124.

 (V) Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at July 31, 2007.

 (S) Security pledged as initial margin deposit for open futures contracts at July 31, 2007.

     FUTURES CONTRACTS OUTSTANDING AT JULY 31, 2007

                                                                       UNREALIZED
                                NUMBER OF               EXPIRATION   APPRECIATION/
      DESCRIPTION               CONTRACTS*   POSITION     MONTH      (DEPRECIATION)
      -----------               ----------   --------   ----------   --------------
      2 Year U.S. Treasury
      Note                         500         Long     Sep, 2007         $ 68
      10 Year U.S. Treasury
      Bond                           5        Short     Sep, 2007           (7)
      U.S. Long Bond               125        Short     Sep, 2007          (17)
                                                                          ----
                                                                          $ 44
                                                                          ====

     * The number of contracts does not omit 000's.

 (U) At July 31, 2007, securities valued at $150 were designated to cover open put options written as follows:

                             NUMBER OF    EXERCISE     EXERCISE     MARKET     PREMIUMS
      ISSUER                 CONTRACTS*    PRICE         DATE      VALUE (W)   RECEIVED
      ------                 ----------   --------   ------------  ---------   --------
      10 Year U.S. Treasury
      Note                     1,000      $105.50    August, 2007     $78        $216
                                                                                 ----
                                                                      $78        $216
                                                                      ===        ====

     * The number of contracts does not omit 000's.

 (W) For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 THE HARTFORD INTERNATIONAL GROWTH FUND (FORMERLY THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND)

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 96.9%
            AUSTRALIA -- 0.7%
     182    Brambles Ltd. (A)(D)..............................  $  1,704
     229    Transurban Group (A)..............................     1,387
                                                                --------
                                                                   3,091
                                                                --------
            BRAZIL -- 1.5%
     145    Companhia Vale do Rio Doce ADR....................     7,107
                                                                --------
            CANADA -- 5.8%
      43    Cameco Corp. .....................................     1,733
      31    Potash Corp. of Saskatchewan......................     2,463
      46    Research In Motion Ltd. ADR (D)...................     9,801
     125    Rogers Communications, Inc. Class B...............     5,637
      78    Suncor Energy, Inc. ..............................     7,088
                                                                --------
                                                                  26,722
                                                                --------
            CHINA -- 4.5%
   1,660    China Communications Construction Co., Ltd. (A)...     3,725
   1,652    China Merchants Bank Co., Ltd. (A)................     5,911
     101    Ctrip.com International Ltd. .....................     3,878
      57    LDK Solar Co. Ltd (D).............................     2,531
     116    Suntech Power Holdings Co., Ltd. ADR (D)..........     4,686
                                                                --------
                                                                  20,731
                                                                --------
            DENMARK -- 2.0%
     136    Vestas Wind Systems A/S (A)(D)....................     9,015
                                                                --------
            FINLAND -- 3.1%
     493    Nokia Oyj (A).....................................    14,077
                                                                --------
            FRANCE -- 8.2%
      14    Accor S.A. (A)....................................     1,215
      63    Alstom RGPT (A)...................................    11,363
      57    Cie Generale d'Optique Essilor International S.A.
              (A)(D)..........................................     3,503
      94    Safran S.A. (A)...................................     2,350
      20    Vallourec (A).....................................     5,274
      --    Veolia Environment................................        --
     187    Veolia Environment S.A. (A).......................    13,881
                                                                --------
                                                                  37,586
                                                                --------
            GERMANY -- 14.5%
     333    Arcandor AG (D)(G)................................    10,252
      67    Continental AG (A)................................     9,604
      42    DaimlerChrysler AG (A)............................     3,767
      52    Deutsche Boerse AG (A)............................     6,055
      92    Henkel KGaA Vorzug (A)............................     4,989
     469    Infineon Technologies AG (A)(D)...................     7,732
      38    Salzgitter AG (A)(G)..............................     7,668
      35    Siemens AG (A)....................................     4,412
      27    Volkswagen AG (A).................................     4,808
      30    Wacker Chemie AG (A)(G)...........................     7,380
                                                                --------
                                                                  66,667
                                                                --------
            GREECE -- 1.3%
     100    National Bank of Greece (A).......................     5,837
                                                                --------
            HONG KONG -- 0.7%
     796    China Resources Enterprise (A)....................     3,151
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            IRELAND -- 1.5%
     199    Elan Corp. plc ADR (D)............................  $  3,729
      78    Ryanair Holdings plc ADR (D)(G)...................     3,253
                                                                --------
                                                                   6,982
                                                                --------
            ITALY -- 1.7%
     202    Bulgari S.p.A. (A)................................     2,925
     132    Luxottica Group S.p.A. (A)........................     4,803
                                                                --------
                                                                   7,728
                                                                --------
            JAPAN -- 11.7%
       9    Canon, Inc. (A)...................................       449
     107    Elpida Memory, Inc. (A)(D)........................     4,717
      34    Fanuc Ltd. (A)....................................     3,637
       1    Japan Tobacco, Inc. (A)...........................     5,570
     165    Komatsu Ltd. (A)..................................     5,217
     174    Mitsubishi Corp. (A)..............................     5,124
     701    Mitsubishi Heavy Industries Ltd. (A)..............     4,925
     377    Mitsui O.S.K. Lines, Ltd. (A).....................     5,886
      13    Nintendo Co., Ltd. (A)............................     6,219
     116    Sony Corp. (A)....................................     6,167
      98    Suzuki Motor Corp. (A)............................     2,864
      31    Yamada Denki Co., Ltd. (A)........................     3,084
                                                                --------
                                                                  53,859
                                                                --------
            LUXEMBOURG -- 1.6%
      95    Millicom International Cellular S.A. (D)..........     7,629
                                                                --------
            NETHERLANDS -- 4.1%
     462    ASML Holding N.V. (A)(D)..........................    13,600
     181    Unilever N.V. CVA (A).............................     5,469
                                                                --------
                                                                  19,069
                                                                --------
            NORWAY -- 1.3%
     158    Renewable Energy Corp. AS (A)(D)..................     6,230
                                                                --------
            SOUTH KOREA -- 3.8%
      74    Hyundai Motor Co., Ltd. (A).......................     6,491
     104    LG Electronics, Inc. (A)(D).......................     8,707
       3    Samsung Electronics Co., Ltd. (A).................     2,285
                                                                --------
                                                                  17,483
                                                                --------
            SPAIN -- 3.9%
     218    Gamesa Corporacion Tecnologica S.A. (A)...........     8,753
     166    Iberdrola S.A. (A)................................     9,207
                                                                --------
                                                                  17,960
                                                                --------
            SWEDEN -- 0.6%
      44    Alfa Laval AB (A).................................     2,757
                                                                --------
            SWITZERLAND -- 6.6%
     243    ABB Ltd. (A)......................................     5,835
      37    Holcim Ltd. (A)...................................     3,948
     123    Julius Baer Holding Ltd. (A)......................     8,602
      12    Nestle S.A. (A)...................................     4,744
      24    Phonak Holding AG (A).............................     2,307
      84    Swatch Group AG (A)...............................     4,883
                                                                --------
                                                                  30,319
                                                                --------
            TAIWAN -- 1.0%
     572    Hon Hai Precision Industry Co., Ltd. (A)..........     4,706
                                                                --------

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            UNITED KINGDOM -- 16.8%
     919    Amvescap plc (A)..................................  $ 11,486
   2,005    Arm Holdings plc (A)..............................     5,969
     389    Burberry Group plc (A)............................     4,966
   1,118    Carphone Warehouse Group plc (A)..................     7,985
     138    CSR plc (A)(D)....................................     2,000
     804    Man Group plc (A).................................     9,141
     189    Reckitt Benckiser plc (A).........................    10,115
     123    Schroders plc (A).................................     3,040
     591    Smith & Nephew plc (A)............................     7,033
     856    Tesco plc (A).....................................     7,032
     134    Xstrata plc (A)...................................     8,555
                                                                --------
                                                                  77,322
                                                                --------
            Total common stock
              (cost $393,316).................................  $446,028
                                                                --------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 5.5%
            REPURCHASE AGREEMENTS -- 3.0%
            Deutsche Bank Securities Joint Repurchase
              Agreement (maturing on 08/01/2007 in the amount
              of $19, collateralized by FHLMC 5.00% -- 6.50%
              2021 -- 2037 value of $19)
 $    19      5.10% dated 08/01/2007..........................  $     19
            Deutsche Bank Securities TriParty Joint Repurchase
              Agreement (maturing on 08/01/2007 in the amount
              of $3,494, collateralized by FHLMC
              5.00% -- 6.50% 2021 -- 2037 value of $3,583)
   3,494      5.31% dated 08/01/2007..........................     3,494
            Merrill Lynch Repurchase Agreement (maturing on
              08/01/2007 in the amount of $4,782,
              collateralized by FHLMC 5.50% -- 7.50%
              2031 -- 2037, FNMA 4.50% -- 7.00% 2018 -- 2037
              value of $4,877)
   4,781      5.31% dated 08/01/2007..........................     4,781
            UBS Securities TriParty Joint Repurchase Agreement
              (maturing on 08/01/2007 in the amount of $5,628,
              collateralized by FHLMC 4.00% -- 10.00%
              2012 -- 2037, FNMA 5.50% -- 7.00% 2012 -- 2037
              value of $5,740)
   5,627      5.31% dated 08/01/2007..........................     5,627
                                                                --------
                                                                  13,921
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 2.5%
            CASH COLLATERAL REINVESTMENT FUND:
 $11,234    Mellon GSL DBT II Collateral Fund.................  $ 11,234
                                                                --------
            Total short-term investments
              (cost $25,155)..................................  $ 25,155
                                                                --------

            Total investments
              (cost $418,471) (C).............................  102.4%    $471,183
            Other assets and liabilities......................   (2.4)%    (10,845)
                                                                -----     --------
            Total net assets..................................  100.0%    $460,338
                                                                =====     ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 96.89% of total net assets at July 31, 2007.

  (C)At July 31, 2007, the cost of securities for federal income tax purposes was $420,887 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation........................  $ 56,032
      Unrealized Depreciation........................    (5,736)
                                                       --------
      Net Unrealized Appreciation....................  $ 50,296
                                                       ========

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at July 31, 2007, was $376,241, which represents 81.73% of total net assets.

  (D)Currently non-income producing.

 (G) Security is partially on loan at July 31, 2007.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JULY 31, 2007

                                                             UNREALIZED
                           MARKET    CONTRACT   DELIVERY   APPRECIATION/
   DESCRIPTION             VALUE      AMOUNT      DATE     (DEPRECIATION)
   -----------            --------   --------   --------   --------------
   British Pound (Sell)    $  162     $  162    08/01/07        $--
   British Pound (Buy)        176        176    08/02/07         --
   British Pound (Buy)        770        770    08/03/07         --
   Euro (Buy)                 885        883    08/01/07          2
   Euro (Buy)                 888        888    08/01/07         --
   Euro (Buy)                 139        139    08/02/07         --
   Japanese Yen (Buy)       4,159      4,147    08/01/07         12
   Japanese Yen (Buy)         718        719    08/02/07         (1)
   Japanese Yen (Sell)      1,903      1,905    08/02/07          2
   Japanese Yen (Sell)        576        572    08/03/07         (4)
                                                                ---
                                                                $11
                                                                ===

 THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
  SHARES                                                         VALUE (W)
----------                                                       ---------
 COMMON STOCK -- 99.0%
             AUSTRALIA -- 0.6%
     761     Oxiana Ltd. (A)(G)................................  $  2,370
                                                                 --------
             AUSTRIA -- 0.8%
      47     OMV AG (A)........................................     2,950
                                                                 --------
             BELGIUM -- 0.4%
      29     UCB S.A. (A)(G)...................................     1,633
                                                                 --------
             BRAZIL -- 5.1%
     366     All America Latina Logistica S.A..................     5,015
     207     Banco Bradesco S.A................................     5,390
      46     Companhia Vale do Rio Doce ADR....................     2,250
      14     MMX Mineracao E Metalicos S.A. (D)................     3,979
      22     Petroleo Brasileiro S.A. ADR......................     1,434
      69     Redecard S.A. (D).................................     1,178
                                                                 --------
                                                                   19,246
                                                                 --------
             CANADA -- 7.1%
       1     Canadian Natural Resources Ltd. (Z)...............        62
      72     Canadian Natural Resources Ltd. (Z)...............     4,927
      78     EnCana Corp. (G)..................................     4,744
     118     Nortel Networks Corp. (D).........................     2,554
       5     Research In Motion Ltd. (D)(Z)....................     1,134
      18     Research In Motion Ltd. (D)(Z)....................     3,907
      36     Suncor Energy, Inc................................     3,210
      74     Talisman Energy, Inc. (G).........................     1,355
      83     Telus Corp........................................     4,646
                                                                 --------
                                                                   26,539
                                                                 --------
             CHINA -- 3.3%
   3,616     Bank of China Ltd. (A)(G).........................     1,901
   1,593     China Merchants Bank Co., Ltd. (A)(G).............     5,699
     620     China Shenhua Energy Co., Ltd. (A)(G).............     2,432
   2,102     Huaneng Power International, Inc. (A).............     2,373
                                                                 --------
                                                                   12,405
                                                                 --------
             EGYPT -- 1.3%
      73     Orascom Telecom Holding SAE GDR...................     4,879
                                                                 --------
             FINLAND -- 2.4%
     316     Nokia Oyj (A).....................................     9,029
                                                                 --------
             FRANCE -- 7.2%
      15     Alstom RGPT (A)(G)................................     2,613
     162     Axa S.A. (A)(G)...................................     6,314
      41     BNP Paribas (A)(G)................................     4,500
      26     Bouygues S.A. (A).................................     2,049
      56     Cie Generale d'Optique Essilor International S.A.
               (A)(D)(G).......................................     3,405
      57     Peugeot S.A. (A)(G)...............................     4,803
     138     Safran S.A. (A)...................................     3,437
                                                                 --------
                                                                   27,121
                                                                 --------
             GERMANY -- 8.7%
     144     Arcandor AG (D)(G)................................     4,427
      44     Continental AG (A)(G).............................     6,381
      63     DaimlerChrysler AG (A)(G).........................     5,691
      52     Deutsche Boerse AG (A)(G).........................     6,003

                                                                  MARKET
  SHARES                                                         VALUE (W)
----------                                                       ---------
             GERMANY -- (CONTINUED)
      32     E.On AG (A).......................................  $  5,066
      40     Siemens AG (A)....................................     5,095
                                                                 --------
                                                                   32,663
                                                                 --------
             GREECE -- 0.7%
      73     EFG Eurobank Ergasias S.A. (A)....................     2,608
                                                                 --------
             HONG KONG -- 5.3%
   1,128     Cathay Pacific Airways Ltd. (A)(G)................     2,939
     840     China Resources Enterprise (A)....................     3,325
     756     Hengan International Group Co.,
               Ltd. (A)(G).....................................     2,541
     338     Hong Kong Exchanges & Clearing Ltd. (A)(G)........     5,516
     143     Melco PBL Entertainment Ltd.
               ADR (D)(G)......................................     1,899
   1,604     Shangri-La Asia Ltd. (A)..........................     3,798
                                                                 --------
                                                                   20,018
                                                                 --------
             INDIA -- 1.0%
      36     Bharat Heavy Electricals (A)......................     1,515
      27     HDFC Bank Ltd. ADR................................     2,304
                                                                 --------
                                                                    3,819
                                                                 --------
             IRELAND -- 1.7%
      65     Elan Corp. plc ADR (D)............................     1,212
     144     Ryanair Holdings plc (A)(D).......................     1,026
      97     Ryanair Holdings plc ADR (D)(G)...................     4,012
                                                                 --------
                                                                    6,250
                                                                 --------
             ITALY -- 6.0%
      94     Bulgari S.p.A. (A)................................     1,359
     340     Enel S.p.A. (A)(G)................................     3,513
     206     Ente Nazionale Idrocarburi S.p.A. (A)(G)..........     7,218
      44     Tod's S.p.A. (A)(G)...............................     3,981
     770     UniCredito Italiano S.p.A. (A)....................     6,530
                                                                 --------
                                                                   22,601
                                                                 --------
             JAPAN -- 13.6%
     138     Aisin Seiki Co., Ltd. (A).........................     5,439
      44     Astellas Pharma, Inc. (A).........................     1,812
     121     Canon, Inc. (A)                                        6,385
      57     Daiichi Sankyo Co., Ltd. (A)......................     1,586
      37     Eisai Co., Ltd. (A)                                    1,557
     351     Hitachi Ltd. (A)(G)...............................     2,524
       2     Japan Tobacco, Inc. (A)...........................     9,458
      29     JFE Holdings, Inc.................................     1,965
      97     Komatsu Ltd. (A)..................................     3,065
     443     Mitsubishi Electric Corp. (A).....................     4,710
     274     Mitsubishi Rayon Co., Ltd. (A)....................     2,050
      99     Sony Corp. (A)....................................     5,264
      18     TDK Corp. (A).....................................     1,492
     397     Toshiba Corp. (A)(G)..............................     3,723
                                                                 --------
                                                                   51,030
                                                                 --------
             LUXEMBOURG -- 1.0%
      80     Evraz Group S.A...................................     3,874
                                                                 --------

--------------------------------------------------------------------------------

                                                                  MARKET
  SHARES                                                         VALUE (W)
----------                                                       ---------
COMMON STOCK -- (CONTINUED)
             MEXICO -- 0.9%
     124     Grupo Aeroportuario Del ADR.......................  $  3,311
                                                                 --------
             NETHERLANDS -- 5.4%
     202     Aercap Holdings N.V. (D)(G).......................     5,231
     207     ASML Holding N.V. (A)(D)..........................     6,103
      61     ING Groep N.V. (A)................................     2,570
     162     Koninklijke Philips Electronics N.V. (A)..........     6,565
                                                                 --------
                                                                   20,469
                                                                 --------
             NORWAY -- 2.8%
   2,435     Marine Harvest (A)(D)(G)..........................     3,021
     102     Petroleum Geo-Services (A)(G).....................     2,428
     283     Telenor ASA (A)...................................     5,166
                                                                 --------
                                                                   10,615
                                                                 --------
             RUSSIA -- 3.3%
      13     Mining and Metallurgical Co. Norilsk Nickel ADR...     2,975
     116     OAO Gazprom ADR (K)...............................     5,048
     108     TMK OAO GDR (I)...................................     4,342
                                                                 --------
                                                                   12,365
                                                                 --------
             SINGAPORE -- 0.5%
     160     Singapore Airlines Ltd. (A).......................     2,022
                                                                 --------
             SOUTH AFRICA -- 0.8%
     105     Impala Platinum Holdings Ltd. (A).................     3,050
                                                                 --------
             SOUTH KOREA -- 0.8%
      43     Shinhan Financial Group Co., Ltd. (A).............     2,879
                                                                 --------
             SWEDEN -- 0.9%
     158     Assa Abloy AB (A).................................     3,413
                                                                 --------
             SWITZERLAND -- 6.1%
      36     Holcim Ltd. (A)...................................     3,802
     115     Julius Baer Holding Ltd. (A)......................     8,017
      29     Nestle S.A. (A)...................................    10,970
                                                                 --------
                                                                   22,789
                                                                 --------
             TURKEY -- 0.6%
     185     Akbank T.A.S. (A).................................     1,235
     123     Asya Katilim Bankasi AS (A)(D)....................       831
                                                                 --------
                                                                    2,066
                                                                 --------
             UNITED KINGDOM -- 10.2%
     491     Amvescap plc (A)..................................     6,137
     124     Burberry Group plc (A)............................     1,581
      65     Johnson Matthey plc (A)...........................     2,227
     139     Kelda Group plc (A)...............................     2,355
      90     Reckitt Benckiser plc (A).........................     4,799
     105     Standard Chartered plc (A)........................     3,437
     760     Tesco plc (A).....................................     6,241
     179     Xstrata plc (A)...................................    11,406
                                                                 --------
                                                                   38,183
                                                                 --------

                                                                  MARKET
  SHARES                                                         VALUE (W)
----------                                                       ---------
             UNITED STATES -- 0.5%
      17     Synthes, Inc. (A).................................  $  2,040
                                                                 --------
             Total common stock
               (cost $333,467).................................  $372,237
                                                                 --------
PRINCIPAL
 AMOUNT
----------
 SHORT-TERM INVESTMENTS -- 17.3%
             REPURCHASE AGREEMENTS -- 0.6%
             Deutsche Bank Securities Joint Repurchase
               Agreement (maturing on 08/01/2007 in the amount
               of $3, collateralized by FHLMC 5.00% -- 6.50%
               2021 -- 2037 value of $3)
 $     3       5.10% dated 08/01/2007..........................  $      3
             Deutsche Bank Securities TriParty Joint Repurchase
               Agreement (maturing on 08/01/2007 in the amount
               of $552, collateralized by FHLMC 5.00% -- 6.50%
               2021 -- 2037 value of $566)
     552       5.31% dated 08/01/2007..........................       552
             Merrill Lynch Repurchase Agreement (maturing on
               08/01/2007 in the amount of $756, collateralized
               by FHLMC 5.50% -- 7.50% 2031 -- 2037, FNMA
               4.50% -- 7.00% 2018 -- 2037 value of $771)
     756       5.31% dated 08/01/2007..........................       756
             UBS Securities TriParty Joint Repurchase Agreement
               (maturing on 08/01/2007 in the amount of $889,
               collateralized by FHLMC 4.00% -- 10.00%
               2012 -- 2037, FNMA 5.50% -- 7.00% 2012 -- 2037
               value of $907)
     889       5.31% dated 08/01/2007..........................       889
                                                                 --------
                                                                    2,200
                                                                 --------

 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY LENDING -- 16.7%
            CASH COLLATERAL REINVESTMENT FUND:
  62,651    Navigator Prime Portfolio................................     $ 62,651
                                                                          --------
            Total short-term investments
              (cost $64,851).........................................     $ 64,851
                                                                          --------
            Total investments
              (cost $398,318) (C).............................  116.3%    $437,088
            Other assets and liabilities......................  (16.3)%    (61,251)
                                                                -----     --------
            Total net assets..................................  100.0%    $375,837
                                                                =====     ========

 THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 98.50% of total net assets at July 31, 2007.

  (C)At July 31, 2007, the cost of securities for federal income tax purposes was $398,384 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation.........................  $44,839
      Unrealized Depreciation.........................   (6,135)
                                                        -------
      Net Unrealized Appreciation.....................  $38,704
                                                        =======

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at July 31, 2007, was $280,973, which represents 74.76% of total net assets.

  (D)Currently non-income producing.

 (G) Security is partially on loan at July 31, 2007.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2007, was $4,342, which represents 1.16% of total net assets.

 (K) Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At July 31, 2007, the market value of these securities amounted to $5,048 or 1.34% of net assets.

  (Z)Securities listed in more than one exchange.
  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JULY 31, 2007

                                                                                                                   UNREALIZED
                                                               MARKET          CONTRACT         DELIVERY         APPRECIATION/
DESCRIPTION                                                    VALUE            AMOUNT            DATE           (DEPRECIATION)
-----------                                                    ------          --------         --------         --------------
Australian Dollar (Sell)                                       $1,304           $1,315          08/03/07              $11
Canadian Dollar (Sell)                                             55               55          08/02/07               --
Canadian Dollar (Buy)                                              66               66          08/03/07               --
Euro (Buy)                                                        968              965          08/01/07                3
Euro (Buy)                                                        162              162          08/02/07               --
Euro (Sell)                                                     1,117            1,117          08/03/07               --
Hong Kong Dollar (Sell)                                           514              514          08/02/07               --
Japanese Yen (Buy)                                                111              111          08/01/07               --
Japanese Yen (Sell)                                             1,547            1,549          08/02/07                2
Japanese Yen (Buy)                                              2,524            2,505          08/03/07               19
                                                                                                                      ---
                                                                                                                      $35
                                                                                                                      ===

 THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 97.4%
            AUSTRALIA -- 10.0%
     263    Asciano Group (D)(G)..............................  $  2,137
     385    Austal Ltd. (A)...................................     1,201
     776    Babcock & Brown Power (A)(G)......................     2,119
   2,039    Centamin Egypt Ltd. (A)(D)........................     2,433
     575    Challenger Financial Services Group Ltd. (A)......     2,693
     940    Dyno Nobel Ltd. (A)(G)............................     1,706
   1,896    Emeco Holdings Ltd. (A)(G)........................     2,440
      82    Energy Resources of Australia Ltd. (A)(G).........     1,371
     313    Programmed Maintenance Services Ltd. (A)..........     1,575
   1,219    Resource Pacific Holdings Ltd. (A)(D).............     1,977
     497    Seek Ltd. (A)(G)..................................     3,530
   1,165    Tower Australia Group Ltd. (A)(D).................     2,344
     457    Transurban Group (A)(G)...........................     2,772
     138    Zinifex Ltd. (A)..................................     2,281
                                                                --------
                                                                  30,579
                                                                --------
            BELGIUM -- 3.2%
       2    CFE (A)...........................................     3,310
       9    D'ieteren S.A. (A)(G).............................     3,468
      14    Umicore (A).......................................     3,093
                                                                --------
                                                                   9,871
                                                                --------
            BRAZIL -- 2.4%
     176    Cyrela Brazil Realty S.A. ........................     2,075
      90    Dufry South America, Ltd. (D).....................     2,410
     121    Lupatech S.A. ....................................     2,886
                                                                --------
                                                                   7,371
                                                                --------
            DENMARK -- 1.6%
      36    Genmab A/S (A)(D)(G)..............................     2,222
     110    H. Lundbeck A/S (A)(G)............................     2,837
                                                                --------
                                                                   5,059
                                                                --------
            FINLAND -- 1.1%
      55    Outotec Oyj (A)...................................     3,272
                                                                --------
            FRANCE -- 8.4%
      31    BioMerieux S.A. (A)...............................     2,819
      34    Carbone Lorraine S.A. (A)(G)......................     2,676
      13    Cegedim S.A. (A)(G)...............................     1,605
      53    Ipsen (A).........................................     2,809
      44    Korian (A)(G).....................................     2,035
      21    Manitou BF (A)....................................     1,285
      54    Rhodia S.A. (A)(D)(G).............................     2,425
      96    S.O.I. Tec S.A. (A)(D)(G).........................     1,661
      22    Seche Environment (A)(G)..........................     3,602
      67    Zodiac S.A. (A)(G)................................     4,724
                                                                --------
                                                                  25,641
                                                                --------
            GERMANY -- 8.2%
      71    Arcandor AG (D)...................................     2,174
      31    AWD Holding AG (A)(G).............................     1,214
      53    Colonia Real Estate AG (A)(D)(G)..................     2,049
      21    Interhyp AG (A)(G)................................     2,411
      82    Kontron AG (A)....................................     1,731
      32    MTU Aero Engines Holdings AG (A)..................     2,167

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            GERMANY -- (CONTINUED)
      44    Praktiker Bau-Und Heimwerkermaerkte Holding AG
              (A).............................................  $  1,907
     127    Rhoen-Klinikum AG (A).............................     3,636
      47    Stada Arzneimittel AG (A).........................     3,037
      90    Symrise AG (A)(D).................................     2,565
      68    Wacker Construction Equipment AG (D)..............     2,379
                                                                --------
                                                                  25,270
                                                                --------
            GREECE -- 0.7%
     162    Hellenic Technodomiki Tev S.A. (A)................     2,194
                                                                --------
            HONG KONG -- 2.5%
   4,593    China Power International Development Ltd.
              (A)(G)..........................................     2,411
   1,072    Cosco Pacific Ltd. (A)............................     2,799
   2,016    Far East Pharmaceutical Technology Co., Ltd.
              (A)(D)(G)(H)....................................        --
     999    Shangri-La Asia Ltd. (A)(G).......................     2,365
     100    Stella International (D)..........................       190
                                                                --------
                                                                   7,765
                                                                --------
            IRELAND -- 0.3%
      54    Elan Corp. plc (A)(D)(G)..........................       988
                                                                --------
            ITALY -- 4.9%
     112    Ansaldo STS S.p.A. (A)(D).........................     1,548
     171    Antichi Pellettieri S.p.A. (A)....................     2,473
     100    Banca Popolare di Milano S.c.r.l. (A).............     1,429
     140    Banco di Desio e della Brianza S.A. (A)...........     1,524
     119    Brembo S.p.A. (A).................................     1,714
      56    ERG S.p.A. (A)....................................     1,318
     441    Immobiliare Grande Distribuzione (A)..............     1,750
      32    Pirelli & C. Real Estate S.p.A. (A)(G)............     1,680
     287    Safilo Group S.p.A. (A)...........................     1,548
                                                                --------
                                                                  14,984
                                                                --------
            JAPAN -- 21.1%
     402    Daishi Bank Ltd. (A)..............................     1,712
     591    Fuji Fire & Marine Insurance Co., Ltd. (A)........     2,262
     278    Higo Bank Ltd. (A)................................     1,854
     308    Hitachi Metals Ltd. (A)...........................     3,727
      15    Honeys Co., Ltd. (A)(G)...........................       574
     176    Iino Kaiun Kaisha Ltd. (A)(G).....................     2,254
      75    Japan Steel Works Ltd. (A)........................     1,194
       4    Jupiter Telecommunications Co., Ltd. (A)(D).......     3,379
     329    The Keiyo Bank Ltd. (A)...........................     1,848
       2    KK DaVinci Advisors (A)(D)(G).....................     1,229
      65    Kobayashi Pharmaceutical Co., Ltd. (A)(G).........     2,243
      69    MEC Co., Ltd. (A)(G)..............................       621
      29    Milbon Co., Ltd. (A)(G)...........................       827
     301    Mitsubishi Rayon Co., Ltd. (A)(G).................     2,252
      33    Musashino Bank Ltd. (A)...........................     1,574
     181    Nabtesco Corp. (A)(G).............................     2,707
     508    Nachi-Fujikoshi Corp. (A).........................     2,555
     122    Nok Corp. (A).....................................     2,475
     326    NTN Corp. (A).....................................     2,690
      66    OBIC Business Consultants Ltd. (A)(G).............     3,822

 THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            JAPAN -- (CONTINUED)
      20    OBIC Co., Ltd. (A)(G).............................  $  3,853
      50    Point, Inc. (A)(G)................................     2,481
       1    RISA Partners, Inc. (A)(G)........................     2,081
     163    Shionogi & Co., Ltd. (A)..........................     2,603
      60    Sysmex Corp. (A)(G)...............................     2,331
      94    Taiyo Ink Manufacturing Co., Ltd. (A)(G)..........     2,773
      57    Uni-Charm Corp. (A)(G)............................     3,075
      53    Union Tool Co. (A)(G).............................     2,480
      97    Yamaguchi Financial Group, Inc. (A)...............     1,219
                                                                --------
                                                                  64,695
                                                                --------
            LIECHTENSTEIN -- 1.1%
      13    Verwalt & Privat-Bank AG..........................     3,341
                                                                --------
            MALAYSIA -- 0.5%
   2,609    Air Asia BHD (A)(D)...............................     1,471
                                                                --------
            MEXICO -- 0.5%
     260    Empresas ICA SAB de CV (D)........................     1,652
                                                                --------
            NETHERLANDS -- 4.2%
      69    Koninklijke BAM Groep N.V. (A)....................     1,996
      99    Ordina N.V. (A)...................................     2,056
      80    SBM Offshore N.V. (A).............................     3,303
     154    Spazio Investment N.V. ...........................     2,635
     108    Vedior N.V. CVA (A)...............................     2,809
                                                                --------
                                                                  12,799
                                                                --------
            NORWAY -- 1.1%
     496    Eitzen Chemical ASA (A)(D)........................     2,120
      51    Yara International ASA (A)........................     1,343
                                                                --------
                                                                   3,463
                                                                --------
            PORTUGAL -- 0.7%
     234    Mota -- Engil S.A. (A)............................     2,063
                                                                --------
            SINGAPORE -- 1.2%
     416    Cosco Corp. Singapore Ltd. (A)....................     1,382
   1,472    Goodpack Ltd. (A)(G)..............................     2,243
                                                                --------
                                                                   3,625
                                                                --------
            SOUTH KOREA -- 3.5%
       8    Cheil Communications, Inc. (A)(D).................     2,435
      24    GS Engineering & Construction Corp. (A)...........     3,557
      33    Hyundai Steel Co. (A).............................     2,371
      25    Mirea Asset Securities Co., Ltd. (A)..............     2,366
                                                                --------
                                                                  10,729
                                                                --------
            SPAIN -- 1.4%
      31    Laboratorios Almiral S.A. (D).....................       630
      92    Prosegur Compania de Seguridad S.A. (A)...........     3,510
                                                                --------
                                                                   4,140
                                                                --------
            SWEDEN -- 2.8%
      60    Boliden AB (A)(G).................................     1,365
     144    Munters AB (A)(G).................................     2,432

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            SWEDEN -- (CONTINUED)
     157    Swedish Match AB (A)..............................  $  3,067
      72    Trelleborg AB (A)(G)..............................     1,815
                                                                --------
                                                                   8,679
                                                                --------
            SWITZERLAND -- 2.0%
      16    Bachem Holding AG Class B (A).....................     1,326
      36    Dufry Group.......................................     3,885
      20    EFG International (A)(D)..........................       957
                                                                --------
                                                                   6,168
                                                                --------
            TURKEY -- 0.5%
     246    Asya Katilim Bankasi AS (A)(D)(G).................     1,664
                                                                --------
            UNITED KINGDOM -- 13.0%
     125    Clapham House Group plc (A)(D)....................       893
      41    Derwent London plc (A)............................     1,360
     116    easyJet plc (A)(D)................................     1,174
     532    Fenner plc (A)....................................     2,572
   1,681    Guinness Peat Group plc (A)(G)....................     2,415
      95    Hamworthy KSE (A).................................     1,180
      63    Homeserve plc (A).................................     2,224
     312    Informa Group plc (A).............................     3,323
      28    Mapeley Ltd. (A)..................................     1,631
     340    Mears Group plc (A)...............................     1,904
     373    Meggitt plc (A)...................................     2,307
     328    Morgan Crucible Co. plc (A).......................     1,900
     281    Petrofac Ltd. (A).................................     2,455
     199    Redrow plc (A)....................................     2,019
     166    Rexam plc (A).....................................     1,686
     588    Senior plc........................................     1,086
     256    Star Energy Group plc (A)(D)......................     1,274
      95    Ultra Electronics Holdings plc (A)................     2,119
      71    Vedanta Resources plc (A)(G)......................     2,544
     398    Wolfson Microelectronics plc (A)(D)...............     2,233
     232    Workspace Group plc (A)...........................     1,694
                                                                --------
                                                                  39,993
                                                                --------
            UNITED STATES -- 0.5%
     222    Lancashire Holdings Ltd. (A)(D)...................     1,508
                                                                --------
            Total common stock
              (cost $273,830).................................  $298,984
                                                                --------
WARRANTS -- 0.0%
            SINGAPORE -- 0.0%
     184    Goodpack Ltd. ....................................  $    117
                                                                --------
            Total warrants
              (cost $0).......................................  $    117
                                                                --------
            Total long-term investments
              (cost $273,830).................................  $299,101
                                                                --------

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
 SHORT-TERM INVESTMENTS -- 22.5%
            REPURCHASE AGREEMENTS -- 1.7%
            Deutsche Bank Securities Joint Repurchase
              Agreement (maturing on 08/01/2007 in the amount
              of $7, collateralized by FHLMC 5.00% -- 6.50%
              2021 -- 2037 value of $7)
 $     7      5.10% dated 08/01/2007..........................  $      7
            Deutsche Bank Securities TriParty Joint Repurchase
              Agreement (maturing on 08/01/2007 in the amount
              of $1,273, collateralized by FHLMC
              5.00% -- 6.50% 2021 -- 2037 value of $1,305)
   1,273      5.31% dated 08/01/2007..........................     1,273
            Merrill Lynch Repurchase Agreement (maturing on
              08/01/2007 in the amount of $1,742,
              collateralized by FHLMC 5.50% -- 7.50%
              2031 -- 2037, FNMA 4.50% -- 7.00% 2018 -- 2037
              value of $1,777)
   1,742      5.31% dated 08/01/2007..........................     1,742
            UBS Securities TriParty Joint Repurchase Agreement
              (maturing on 08/01/2007 in the amount of $2,051,
              collateralized by FHLMC 4.00% -- 10.00%
              2012 -- 2037, FNMA 5.50% -- 7.00% 2012 -- 2037
              value of $2,091)
   2,050      5.31% dated 08/01/2007..........................     2,050
                                                                --------
                                                                   5,072
                                                                --------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 20.8%
            CASH COLLATERAL REINVESTMENT FUND:
  63,910    Navigator Prime Portfolio.........................    63,910
                                                                --------
            Total short-term investments
              (cost $68,982)..................................  $ 68,982
                                                                --------

            Total investments
              (cost $342,812) (C).............................  119.9%    $368,083
            Other assets and liabilities......................  (19.9)%    (61,149)
                                                                -----     --------
            Total net assets..................................  100.0%    $306,934
                                                                =====     ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 96.96% of total net assets at July 31, 2007.

  (C)At July 31, 2007, the cost of securities for federal income tax purposes was $343,520 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation........................  $ 35,268
      Unrealized Depreciation........................   (10,705)
                                                       --------
      Net Unrealized Appreciation....................  $ 24,563
                                                       ========

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at July 31, 2007, was $271,504, which represents 88.46% of total net assets.

  (D)Currently non-income producing.

 (G) Security is partially on loan at July 31, 2007.

 (H) The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD
      ACQUIRED  SHARES/PAR          SECURITY          COST BASIS
      --------  ----------          --------          ----------
      03/2004-               Far East Pharmaceutical
      05/2004     2,016      Technology Co., Ltd.        $293

     The aggregate value of these securities at July 31, 2007 rounds to zero.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JULY 31, 2007

                                                                                                                     UNREALIZED
                                                               MARKET          CONTRACT          DELIVERY          APPRECIATION/
DESCRIPTION                                                    VALUE            AMOUNT             DATE            (DEPRECIATION)
-----------                                                   --------         --------         ----------         --------------
Australian Dollar (Sell)                                       $  495           $  499            08/01/07              $ 4
British Pound (Sell)                                              458              457            08/01/07               (1)
British Pound (Buy)                                               112              111            08/02/07                1
British Pound (Buy)                                                33               33            08/03/07               --
Euro (Buy)                                                        716              714            08/01/07                2
Euro (Buy)                                                        602              602            08/02/07               --
Euro (Buy)                                                        479              479            08/03/07               --
Japanese Yen (Buy)                                                 24               24            08/01/07               --
Japanese Yen (Buy)                                                698              699            08/02/07               (1)
Japanese Yen (Buy)                                                143              142            08/03/07                1
Swedish Krona (Sell)                                              842              844            08/02/07                2
Swiss Franc (Buy)                                                 303              303            08/03/07               --
Swiss Franc (Sell)                                                612              612            08/06/07               --
                                                                                                                        ---
                                                                                                                        $ 8
                                                                                                                        ===

 THE HARTFORD LARGECAP GROWTH FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
  COMMON STOCK -- 96.3%
            BASIC MATERIALS -- 2.3%
     1      E.I. DuPont de Nemours & Co. .....................   $    60
     1      Freeport-McMoRan Copper & Gold, Inc. .............       137
     1      Kimberly-Clark Corp. .............................        57
                                                                 -------
                                                                     254
                                                                 -------
            CAPITAL GOODS -- 8.2%
     4      Applied Materials, Inc. ..........................        90
     1      Boeing Co. .......................................       139
     1      Caterpillar, Inc. ................................       103
     3      Dresser-Rand Group, Inc. (D)......................        97
     2      Honeywell International, Inc. ....................        97
     2      Lam Research Corp. (D)............................       108
     1      National Oilwell Varco, Inc. (D)..................        79
     3      Novellus Systems, Inc. (D)........................        93
     7      Teradyne, Inc. (D)................................       103
                                                                 -------
                                                                     909
                                                                 -------
            CONSUMER CYCLICAL -- 14.2%
     1      Altria Group, Inc. ...............................        94
     1      Amazon.com, Inc. (D)..............................       102
     1      AutoZone, Inc. (D)................................        86
     5      Big Lots, Inc. (D)................................       134
     2      Coach, Inc. (D)...................................        91
     1      Dollar Tree Stores, Inc. (D)......................        50
     2      eBay, Inc. (D)....................................        73
     2      GameStop Corp. Class A (D)........................        77
     1      Kohl's Corp. (D)..................................        55
     4      Mattel, Inc. .....................................        82
     2      McDonald's Corp. .................................        77
     1      NIKE, Inc. Class B................................        63
    --      NVR, Inc. (D).....................................       102
     1      PACCAR, Inc. .....................................        69
     1      Polo Ralph Lauren Corp. ..........................        58
     6      RadioShack Corp. .................................       143
     2      Ross Stores, Inc. ................................        67
     1      Target Corp. .....................................        69
     3      TJX Cos., Inc. ...................................        88
                                                                 -------
                                                                   1,580
                                                                 -------
            CONSUMER STAPLES -- 4.3%
     1      Coca-Cola Co. ....................................        64
     1      Kellogg Co. ......................................        75
     1      Loews Corp. -- Carolina Group.....................        88
     1      PepsiCo, Inc. ....................................        83
     1      Procter & Gamble Co. .............................        69
     2      UST, Inc. ........................................       101
                                                                 -------
                                                                     480
                                                                 -------
            ENERGY -- 2.7%
     2      Exxon Mobil Corp. ................................       200
     3      Halliburton Co. ..................................       102
                                                                 -------
                                                                     302
                                                                 -------
            FINANCE -- 14.4%
     2      Aetna, Inc. ......................................        96
     1      Affiliated Managers Group, Inc. (D)...............        87
     1      Aflac, Inc. ......................................        64
     1      American Express Co. .............................        77
     5      Charles Schwab Corp. .............................       101

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            FINANCE -- (CONTINUED)
     2      Eaton Vance Corp. ................................   $    95
     1      Franklin Resources, Inc. .........................        85
     3      Humana, Inc. (D)..................................       200
     1      IntercontinentalExchange, Inc. (D)................       123
     1      Medco Health Solutions, Inc. (D)..................        89
     2      Philadelphia Consolidated Holding Corp. (D).......        80
     1      Taubman Centers, Inc. ............................        61
     2      UnitedHealth Group, Inc. .........................       118
     2      Wellcare Health Plans, Inc. (D)...................       173
     1      Wellpoint, Inc. (D)...............................        71
     1      XL Capital Ltd. Class A...........................        79
                                                                 -------
                                                                   1,599
                                                                 -------
            HEALTH CARE -- 12.3%
     2      Abbott Laboratories...............................        81
     1      Allergan, Inc. #..................................        62
     1      Baxter International, Inc. .......................        63
     1      Biogen Idec, Inc. (D).............................        72
     3      Bristol-Myers Squibb Co. .........................        79
     2      Coventry Health Care, Inc. (D)....................       138
     1      Eli Lilly & Co. ..................................        75
     4      Endo Pharmaceuticals Holdings, Inc. (D)#..........       138
     3      Forest Laboratories, Inc. (D).....................       108
     2      McKesson Corp. ...................................       117
     2      Merck & Co., Inc. ................................        85
     1      Monsanto Co. .....................................        95
     2      NBTY, Inc. (D)....................................        97
     3      Watson Pharmaceuticals, Inc. (D)..................        94
     1      Wyeth.............................................        65
                                                                 -------
                                                                   1,369
                                                                 -------
            SERVICES -- 10.4%
     2      Accenture Ltd. Class A............................        95
     2      Autodesk, Inc. (D)................................        84
    --      Citadel Broadcasting Corp. #......................         1
     3      Comcast Corp. Class A (D).........................        68
     4      DirecTV Group, Inc. (D)...........................        84
     2      EchoStar Communications Corp. Class A (D).........        65
     2      Electronic Data Systems Corp. ....................        58
     1      Express Scripts, Inc. (D).........................        65
     1      ITT Educational Services, Inc. (D)................        77
     2      Moody's Corp. ....................................        82
    19      Novell, Inc. (D)..................................       126
     1      Omnicom Group, Inc. ..............................        62
     6      Regal Entertainment Group.........................       126
     3      Synopsys, Inc. (D)................................        80
     2      Walt Disney Co. ..................................        82
                                                                 -------
                                                                   1,155
                                                                 -------
            TECHNOLOGY -- 27.0%
     1      Adobe Systems, Inc. (D)...........................        56
     3      Altera Corp. .....................................        79
     1      Apple, Inc. (D)...................................       187
     5      BMC Software, Inc. (D)............................       133
     3      CA, Inc. .........................................        66
     9      Cisco Systems, Inc. (D)...........................       274
     6      Citizens Communications Co. ......................        86
     8      Compuware Corp. (D)...............................        73
     1      Danaher Corp. ....................................        78

 THE HARTFORD LARGECAP GROWTH FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
     2      Dell, Inc. (D)....................................   $    63
     5      EMC Corp. (D).....................................        85
    --      Google, Inc. (D)..................................        95
     4      Hewlett-Packard Co. #.............................       205
     6      Intel Corp. ......................................       130
     2      International Business Machines Corp. ............       196
     2      Intuit, Inc. (D)..................................        64
     1      Lexmark International, Inc. ADR (D)...............        51
     1      Lockheed Martin Corp. ............................       120
     2      McAfee, Inc. (D)..................................        68
     2      MEMC Electronic Materials, Inc. (D)...............        99
     2      Microchip Technology, Inc. .......................        63
     7      Microsoft Corp. ..................................       193
     2      NVIDIA Corp. (D)..................................        93
     9      Oracle Corp. (D)..................................       166
     2      Qualcomm, Inc. ...................................        98
     2      Raytheon Co. .....................................        96
     5      Symantec Corp. (D)................................        92
                                                                 -------
                                                                   3,009
                                                                 -------
            TRANSPORTATION -- 0.5%
     1      Landstar System, Inc. ............................        57
                                                                 -------
            Total common stock
              (cost $10,388)..................................    10,714
                                                                 -------
EXCHANGE TRADED FUNDS -- 0.4%
            FINANCE -- 0.4%
     1      iShares Russell 1000..............................   $    48
                                                                 -------
            Total exchange traded funds
              (cost $49)......................................        48
                                                                 -------
            Total long-term investments
              (cost $10,437)..................................   $10,762
                                                                 -------
PRINCIPAL
AMOUNT
---------
  SHORT-TERM INVESTMENTS -- 3.0%
            REPURCHASE AGREEMENTS -- 2.7%
            BNP Paribas Securities Corp. Repurchase Agreement
              (maturing on 08/01/2007 in the amount of $80,
              collateralized by U.S. Treasury Bond 6.25% 2023
              value of $82)
  $ 80        5.07% dated 08/01/2007..........................   $    80
            RBS Greenwich Capital Markets Repurchase Agreement
              (maturing on 08/01/2007 in the amount of $106,
              collateralized by U.S. Treasury Note 12.00% 2013
              value of $109)
   106        5.05% dated 08/01/2007..........................       106
            UBS Securities, Inc. Repurchase Agreement
              (maturing on 08/01/2007 in the amount of $117,
              collateralized by U.S. Treasury Bond 8.00% 2021
              value of $120)
   117        5.07% dated 08/01/2007..........................       117
                                                                 -------
                                                                     303
                                                                 -------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            U.S. TREASURY BILLS -- 0.3%
  $ 30      4.83%, 09/20/2007 (M)(S)..........................   $    30
                                                                 -------
            Total short-term investments
              (cost $333).....................................   $   333
                                                                 -------

            Total investments
              (cost $10,770) (C)..............................   99.7%    $11,095
            Other assets and liabilities......................    0.3%         35
                                                                -----     -------
            Total net assets..................................  100.0%    $11,130
                                                                =====     =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At July 31, 2007, the cost of securities for federal income tax purposes was $10,770 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation...........................  $ 710
      Unrealized Depreciation...........................   (385)
                                                          -----
      Net Unrealized Appreciation.......................  $ 325
                                                          =====

  # This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

  (D)Currently non-income producing.

 (M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  (S)Security pledged as initial margin deposit for open futures contracts at July 31, 2007.

     FUTURES CONTRACTS OUTSTANDING AT JULY 31, 2007

                                                                 UNREALIZED
                        NUMBER OF                EXPIRATION    APPRECIATION/
      DESCRIPTION       CONTRACTS*    POSITION     MONTH       (DEPRECIATION)
      -----------       ----------    --------   ----------    --------------
      S&P 500 Index         4           Long     Sep, 2007          $(13)

     * The number of contracts does not omit 000's.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD MIDCAP FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
 COMMON STOCK -- 97.9%
            BASIC MATERIALS -- 8.5%
     564    Anhui Conch Cement Co., Ltd. (A)..................  $    3,587
   1,240    Cameco Corp. .....................................      50,575
     673    Carlisle Cos., Inc. (G)...........................      30,455
     263    CF Industries Holdings, Inc. (G)..................      15,135
   2,915    Kingboard Chemical Holdings Ltd. (A)..............      16,045
     571    Owens-Illinois, Inc. (D)..........................      22,813
     688    Peabody Energy Corp. (G)..........................      29,088
     452    Potash Corp. of Saskatchewan......................      36,527
     227    Precision Castparts Corp. (G).....................      31,126
     904    Teck Cominco Ltd. Class B.........................      40,151
                                                                ----------
                                                                   275,502
                                                                ----------
            CAPITAL GOODS -- 4.9%
     229    American Standard Cos., Inc. (G)..................      12,383
     434    Gamesa Corporacion Tecnologica S.A. (A)(G)........      17,400
     390    Kennametal, Inc. .................................      29,920
     813    KLA-Tencor Corp. (G)..............................      46,148
     325    Lam Research Corp. (D)............................      18,792
     631    Toro Co. (G)......................................      35,480
                                                                ----------
                                                                   160,123
                                                                ----------
            CONSUMER CYCLICAL -- 18.9%
     695    Abercrombie & Fitch Co. Class A (G)...............      48,567
     639    American Eagle Outfitters, Inc. (G)...............      15,498
   1,188    BJ's Wholesale Club, Inc. (D).....................      40,331
     279    BorgWarner, Inc. (G)..............................      24,120
   1,031    CarMax, Inc. (D)(G)...............................      24,674
     343    Children's Place Retail Stores, Inc. (D)(G).......      11,689
     290    Crocs, Inc. (D)...................................      17,221
     864    Cytyc Corp. (D)...................................      36,353
     522    Dick's Sporting Goods, Inc. (D)(G)................      29,352
     436    Fastenal Co. (G)..................................      19,641
     612    Foster Wheeler Ltd. (D)...........................      68,828
     770    Gildan Activewear, Inc. (D).......................      26,357
   5,540    Li & Fung Ltd. (A)................................      19,196
   1,073    Newell Rubbermaid, Inc. ..........................      28,381
     445    O'Reilly Automotive, Inc. (D)(G)..................      14,826
     525    Oshkosh Truck Corp. (G)...........................      30,028
   7,266    Peace Mark Holdings Ltd. (A)(G)...................      11,304
   1,279    PetSmart, Inc. (G)................................      41,353
   1,640    Supervalu, Inc. (G)...............................      68,343
     766    Tiffany & Co. (G).................................      36,974
                                                                ----------
                                                                   613,036
                                                                ----------
            CONSUMER STAPLES -- 1.3%
     686    Clorox Co. .......................................      41,494
                                                                ----------
            ENERGY -- 4.8%
     325    Forest Oil Corp. (D)..............................      13,157
     865    GlobalSantaFe Corp. ..............................      62,029
     164    Murphy Oil Corp. (G)..............................      10,144
     409    Noble Energy, Inc. ...............................      24,994
     391    Southwestern Energy Co. (D)(G)....................      15,898
     880    Western Oil Sands, Inc. Class A (D)...............      30,775
                                                                ----------
                                                                   156,997
                                                                ----------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
            FINANCE -- 11.5%
   5,838    Aberdeen Asset Management plc (A).................  $   22,337
     213    Blackrock, Inc. (G)...............................      34,037
     695    Commerce Bancorp, Inc. (G)........................      23,261
     489    Discover Financial Services (D)...................      11,269
   1,219    E*Trade Financial Corp. (D).......................      22,580
     206    Everest Re Group Ltd. ............................      20,239
     220    Forest City Enterprises, Inc. Class A (G).........      11,981
     325    Health Net, Inc. (D)..............................      16,096
     992    Hong Kong Exchanges & Clearing Ltd. (A)...........      16,187
     579    Kimco Realty Corp. (G)............................      21,619
     632    State Street Corp. (G)............................      42,363
     642    T. Rowe Price Group, Inc. (G).....................      33,478
   1,704    UCBH Holdings, Inc. (G)...........................      28,015
   1,352    Unum Group (G)....................................      32,849
     516    Webster Financial Corp. (G).......................      22,421
     810    Western Union Co. ................................      16,158
                                                                ----------
                                                                   374,890
                                                                ----------
            HEALTH CARE -- 9.3%
     486    Amylin Pharmaceuticals, Inc. (D)(G)...............      22,613
     872    Barr Pharmaceuticals, Inc. (D)(G).................      44,643
     386    Cephalon, Inc. (D)(G).............................      29,014
   1,007    Charles River Laboratories International, Inc.
              (D)(G)..........................................      51,554
     728    Community Health Systems, Inc. (D)................      28,319
   1,230    Elan Corp. plc ADR (D)............................      23,040
     677    Respironics, Inc. (D)(G)..........................      30,950
     624    St. Jude Medical, Inc. (D)(G).....................      26,932
     499    Universal Health Services, Inc. Class B (G).......      26,183
     636    Vertex Pharmaceuticals, Inc. (D)(G)...............      20,533
                                                                ----------
                                                                   303,781
                                                                ----------
            SERVICES -- 19.5%
   3,254    Allied Waste Industries, Inc. (D)(G)..............      41,883
     724    Autodesk, Inc. (D)(G).............................      30,663
     397    C.H. Robinson Worldwide, Inc. (G).................      19,329
   1,060    Cablevision Systems Corp. (D)(G)..................      37,708
   2,494    Cadence Design Systems, Inc. (D)(G)...............      53,378
     313    Diebold, Inc. (G).................................      15,865
     385    DreamWorks Animation SKG, Inc. (D)(G).............      11,920
   1,420    Equifax, Inc. (D)(G)..............................      57,449
     345    Fluor Corp. (G)...................................      39,805
     193    Focus Media Holding Ltd. ADR (D)(G)...............       7,989
     562    Getty Images, Inc. (D)(G).........................      25,246
     294    ITT Educational Services, Inc. (D)................      31,106
     608    Manpower, Inc. (G)................................      48,078
   1,273    MoneyGram International, Inc. (G).................      32,584
     602    Monster Worldwide, Inc. (D)(G)....................      23,412
     683    Paychex, Inc. (G).................................      28,271
   1,715    Republic Services, Inc. ..........................      54,783
   1,241    Robert Half International, Inc. (G)...............      42,175
     208    Strayer Education, Inc. (G).......................      31,443
                                                                ----------
                                                                   633,087
                                                                ----------
            TECHNOLOGY -- 14.0%
   2,180    Activision, Inc. (D)(G)...........................      37,291
   2,803    Altera Corp. (G)..................................      65,020

 THE HARTFORD MIDCAP FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                         VALUE (W)
---------                                                       ----------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
     705    American Tower Corp. Class A (D)(G)...............  $   29,350
     811    Beckman Coulter, Inc. (G).........................      57,428
     906    Emulex Corp. (D)(G)...............................      17,935
     408    F5 Networks, Inc. (D)(G)..........................      35,387
     370    FLIR Systems, Inc. (D)(G).........................      16,133
     683    Linear Technology Corp. (G).......................      24,349
   1,204    McAfee, Inc. (D)(G)...............................      43,161
     841    National Instruments Corp. (G)....................      27,216
     591    Network Appliance, Inc. (D)(G)....................      16,758
     230    NII Holdings, Inc. Class B (D)(G).................      19,291
     469    Rockwell Collins, Inc. (G)........................      32,227
     100    Roper Industries, Inc. (G)........................       6,022
   4,038    Sonus Networks, Inc. (D)(G).......................      27,620
                                                                ----------
                                                                   455,188
                                                                ----------
            TRANSPORTATION -- 2.5%
     279    Expeditors International of Washington, Inc.
              (G).............................................      12,475
   1,321    J.B. Hunt Transport Services, Inc. (G)............      36,907
     705    Landstar System, Inc. (G).........................      32,040
                                                                ----------
                                                                    81,422
                                                                ----------
            UTILITIES -- 2.7%
   1,039    Northeast Utilities (G)...........................      28,393
     815    NRG Energy, Inc. (D)(G)...........................      31,410
     610    PNM Resources, Inc. (G)...........................      15,748
     339    Suntech Power Holdings Co., Ltd. ADR (D)(G).......      13,664
                                                                ----------
                                                                    89,215
                                                                ----------
            Total common stock
              (cost $2,694,129)...............................  $3,184,735
                                                                ----------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 21.1%
            REPURCHASE AGREEMENTS -- 1.2%
            Deutsche Bank Securities Joint Repurchase
              Agreement (maturing on 08/01/2007 in the amount
              of $54, collateralized by FHLMC 5.00% -- 6.50%
              2021 -- 2037 value of $55)
$     54      5.10% dated 08/01/2007..........................  $       54
            Deutsche Bank Securities TriParty Joint Repurchase
              Agreement (maturing on 08/01/2007 in the amount
              of $9,940, collateralized by FHLMC
              5.00% -- 6.50% 2021 -- 2037 value of $10,192)
   9,939      5.31% dated 08/01/2007..........................       9,939
            Merrill Lynch Repurchase Agreement (maturing on
              08/01/2007 in the amount of $13,602,
              collateralized by FHLMC 5.50% -- 7.50%
              2031 -- 2037, FNMA 4.50% -- 7.00% 2018 -- 2037
              value of $13,872)
  13,600      5.31% dated 08/01/2007..........................      13,600

PRINCIPAL                                                         MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ----------
            REPURCHASE AGREEMENTS -- (CONTINUED)
            UBS Securities TriParty Joint Repurchase Agreement
              (maturing on 08/01/2007 in the amount of
              $16,009, collateralized by FHLMC 4.00% -- 10.00%
              2012 -- 2037, FNMA 5.50% -- 7.00% 2012 -- 2037
              value of $16,326)
$ 16,006      5.31% dated 08/01/2007..........................  $   16,006
                                                                ----------
                                                                    39,599
                                                                ----------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 19.9%
            CASH COLLATERAL REINVESTMENT FUND:
 646,966    Mellon GSL DBT II Collateral Fund.................     646,933
                                                                ----------
            Total short-term investments
              (cost $686,532).................................  $  686,532
                                                                ----------

            Total investments
              (cost $3,380,661) (C)...........................  119.0%    $3,871,267
            Other assets and liabilities......................  (19.0)%     (619,324)
                                                                -----     ----------
            Total net assets..................................  100.0%    $3,251,943
                                                                =====     ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 10.31% of total net assets at July 31, 2007.

  (C)At July 31, 2007, the cost of securities for federal income tax purposes was $3,382,451 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation........................  $536,539
      Unrealized Depreciation........................   (47,723)
                                                       --------
      Net Unrealized Appreciation....................  $488,816
                                                       ========

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at July 31, 2007, was $106,056, which represents 3.26% of total net assets.

  (D)Currently non-income producing.

 (G) Security is partially on loan at July 31, 2007.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

    FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JULY 31, 2007

                                                               UNREALIZED
                           MARKET    CONTRACT    DELIVERY    APPRECIATION/
   DESCRIPTION             VALUE      AMOUNT       DATE      (DEPRECIATION)
   -----------            --------   --------   ----------   --------------
   British Pound (Sell)    $1,067     $1,063      08/02/07        $(4)
   British Pound (Sell)     2,149      2,149      08/03/07         --
   Hong Kong Dollar
     (Sell)                 8,590      8,591      08/01/07          1
                                                                  ---
                                                                  $(3)
                                                                  ===

 THE HARTFORD MIDCAP GROWTH FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
  COMMON STOCK -- 99.9%
            BASIC MATERIALS -- 8.5%
     1      Air Products and Chemicals, Inc. .................   $    55
     2      Airgas, Inc. .....................................        71
     1      Ball Corp. .......................................        55
     2      Cabot Corp. ......................................        98
     4      Celanese Corp. ...................................       131
    16      Chemtura Corp. ...................................       166
     2      Church & Dwight Co., Inc. ........................        87
     3      Goodyear Tire & Rubber Co. (D) ...................        99
     1      International Flavors & Fragrances, Inc. .........        46
     2      Lubrizol Corp. ...................................       142
     2      Packaging Corp. of America .......................        47
     1      Precision Castparts Corp. ........................        71
     2      Rohm & Haas Co. ..................................        88
     5      RPM International, Inc. ..........................       106
     3      Sealed Air Corp. .................................        68
     3      Steel Dynamics, Inc. .............................       121
     4      Valspar Corp. ....................................       112
                                                                 -------
                                                                   1,563
                                                                 -------
            CAPITAL GOODS -- 5.6%
     1      Cummins, Inc. ....................................        96
     2      IDEX Corp. .......................................        60
     2      Joy Global, Inc. .................................       108
     2      KLA-Tencor Corp. .................................        93
     4      Lennox International, Inc. .......................       159
     2      Manitowoc Co., Inc. ..............................       127
     1      National Oilwell Varco, Inc. (D) .................       110
     2      Pall Corp. .......................................        90
     7      Teradyne, Inc. (D) ...............................       102
     1      Terex Corp. (D) ..................................       811
                                                                 -------
                                                                   1,026
                                                                 -------
            CONSUMER CYCLICAL -- 15.7%
     2      American Eagle Outfitters, Inc. ..................        45
     1      AutoZone, Inc. (D) ...............................        91
     3      Avnet, Inc. (D) ..................................       124
     8      Big Lots, Inc. (D) ...............................       204
     3      Coach, Inc. (D) ..................................       141
     3      Crocs, Inc. (D) ..................................       163
     1      Cytyc Corp. (D) ..................................        58
     6      Dollar Tree Stores, Inc. (D) .....................       213
     3      Family Dollar Stores, Inc. .......................        93
     5      GameStop Corp. Class A (D) .......................       191
     2      Guess?, Inc. .....................................       110
     2      J. C. Penney Co., Inc. ...........................       103
     1      MSC Industrial Direct Co., Inc. ..................        45
     4      Nalco Holding Co. ................................        90
     2      Newell Rubbermaid, Inc. ..........................        60
     4      Nordstrom, Inc. ..................................       167
    --      NVR, Inc. (D) ....................................       155
     1      Polo Ralph Lauren Corp. ..........................        92
     8      RadioShack Corp. .................................       212
     4      Reliance Steel & Aluminum ........................       188
     3      Scotts Miracle-Gro Co. Class A ...................       120
     2      Sherwin-Williams Co. .............................       106

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            CONSUMER CYCLICAL -- (CONTINUED)
     1      Tiffany & Co. ....................................   $    59
     2      Yum! Brands, Inc. ................................        72
                                                                 -------
                                                                   2,902
                                                                 -------
            CONSUMER STAPLES -- 2.7%
     3      H.J. Heinz Co. ...................................       134
     2      Loews Corp. -- Carolina Group ....................       130
     3      UST, Inc. ........................................       167
     1      William Wrigley, Jr. Co. .........................        71
                                                                 -------
                                                                     502
                                                                 -------
            ENERGY -- 9.0%
     7      Chesapeake Energy Corp. ..........................       225
     2      ENSCO International, Inc. ........................        97
     2      Frontier Oil Corp. ...............................        75
     3      Global Industries (D) ............................        69
     2      Helix Energy Solutions Group, Inc. (D) ...........        87
     4      Nabors Industries Ltd. (D) .......................       118
     4      Pride International, Inc. (D) ....................       147
     3      Rowan Companies, Inc. ............................       111
     1      Sunoco, Inc. .....................................        96
     4      Tesoro Corp. .....................................       210
     1      Tidewater, Inc. ..................................        57
     3      Unit Corp. (D) ...................................       145
     5      W&T Offshore, Inc. ...............................       112
     3      Williams Cos., Inc. ..............................       102
                                                                 -------
                                                                   1,651
                                                                 -------
            FINANCE -- 13.7%
    --      Affiliated Managers Group, Inc. (D) ..............        55
     4      CB Richard Ellis Group, Inc. Class A (D) .........       124
     2      Covanta Holding Corp. (D) ........................        45
     4      Eaton Vance Corp. ................................       157
     2      Federated Investors, Inc. ........................        72
     1      General Growth Properties, Inc. ..................        48
     1      Health Net, Inc. (D) .............................        58
     5      Humana, Inc. (D) .................................       299
     1      IntercontinentalExchange, Inc. (D) ...............       187
     1      Jones Lang LaSalle, Inc. .........................       100
     2      Macerich Co. .....................................       116
     1      Mastercard, Inc. .................................       138
     2      Nuveen Investments, Inc. Class A .................       131
     1      Nymex Holdings, Inc. .............................        70
     3      Philadelphia Consolidated Holding Corp. (D) ......        92
     1      Public Storage, Inc. .............................        58
     2      T. Rowe Price Group, Inc. ........................        95
     3      Taubman Centers, Inc. ............................       150
     3      Ventas, Inc. .....................................       112
     2      Weingarten Realty Investments ....................        82
     3      Wellcare Health Plans, Inc. (D) ..................       344
                                                                 -------
                                                                   2,533
                                                                 -------
            HEALTH CARE -- 7.1%
     2      Amerisource Bergen Corp. .........................       111
     2      Barr Pharmaceuticals, Inc. (D) ...................        84
     3      Coventry Health Care, Inc. (D) ...................       167
     1      Edwards Lifesciences Corp. (D) ...................        56

 THE HARTFORD MIDCAP GROWTH FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            HEALTH CARE -- (CONTINUED)
     6      Endo Pharmaceuticals Holdings, Inc. (D) ..........   $   201
     3      Forest Laboratories, Inc. (D) ....................       125
     2      Hospira, Inc. (D) ................................        60
     5      ImClone Systems, Inc. (D) ........................       152
     1      Kinetic Concepts, Inc. (D) .......................        80
     1      Laboratory Corp. of America Holdings (D) .........        50
     4      Mylan Laboratories, Inc. .........................        59
     1      Sepracor, Inc. (D) ...............................        35
     4      Watson Pharmaceuticals, Inc. (D) .................       129
                                                                 -------
                                                                   1,309
                                                                 -------
            SERVICES -- 12.8%
     2      Autodesk, Inc. (D) ...............................        84
     6      Avaya, Inc. (D) ..................................       101
     2      Clear Channel Outdoor Holdings, Inc. (D) .........        56
     1      Cognizant Technology Solutions Corp. (D) .........        96
     3      Corrections Corp. of America (D) .................        79
     3      CTC Media Inc. (D) ...............................        62
     2      Discovery Holding Co. (D) ........................        49
     2      Dow Jones & Co., Inc. ............................        94
     2      DreamWorks Animation SKG, Inc. (D) ...............        68
     1      DST Systems, Inc. (D) ............................       103
     2      EchoStar Communications Corp. Class A (D) ........        78
     7      Electronic Data Systems Corp. ....................       193
     1      Equifax, Inc. (D) ................................        50
     2      Express Scripts, Inc. (D) ........................       108
     2      Factset Research Systems, Inc. ...................       127
     2      Harsco Corp. .....................................        85
     1      ITT Educational Services, Inc. (D) ...............        75
     1      Lamar Advertising Co. ............................        56
     2      Liberty Global, Inc. (D) .........................        87
    22      Novell, Inc. (D) .................................       148
     2      Paychex, Inc. ....................................        63
     1      Pediatrix Medical Group, Inc. (D) ................        65
     2      Regal Entertainment Group ........................        48
     2      SEI Investments Co. ..............................        62
     3      Stericycle, Inc. (D) .............................       124
     2      Synopsys, Inc. (D) ...............................        51
     3      URS Corp. (D) ....................................       148
                                                                 -------
                                                                   2,360
                                                                 -------
            TECHNOLOGY -- 19.5%
     3      Activision, Inc. (D) .............................        48
     3      Agilent Technologies, Inc. (D) ...................       109
     7      Altera Corp. .....................................       159
     3      American Tower Corp. Class A (D) .................       118
     2      AMETEK, Inc. .....................................        68
     3      Amphenol Corp. Class A ...........................        94
     6      AVX Corp. ........................................        96
     6      BMC Software, Inc. (D) ...........................       169
     6      CA, Inc. .........................................       156

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            TECHNOLOGY -- (CONTINUED)
    13      Compuware Corp. (D) ..............................   $   124
     2      Dentsply International, Inc. .....................        55
     5      Dolby Laboratories, Inc. Class A (D) .............       151
     1      Fidelity National Information Services, Inc. .....        57
     1      Harris Corp. .....................................        59
     2      IAC/Interactive Corp. (D) ........................        51
     5      Juniper Networks, Inc. (D) .......................       135
     1      L-3 Communications Holdings, Inc. ................        82
     2      McAfee, Inc. (D) .................................        57
     3      MEMC Electronic Materials, Inc. (D) ..............       210
     1      Mettler-Toledo International, Inc. (D) ...........       109
     3      Microchip Technology, Inc. .......................        96
     5      National Semiconductor Corp. .....................       126
     2      NCR Corp. (D) ....................................       117
     2      Network Appliance, Inc. (D) ......................        62
     1      Rockwell Collins, Inc. ...........................        96
     3      SanDisk Corp. (D) ................................       139
     2      SBA Communications Corp. (D) .....................        77
     3      Telephone and Data Systems, Inc. .................       209
     4      Total System Services, Inc. ......................       113
     3      Trimble Navigation Ltd. (D) ......................       114
     1      U.S. Cellular Corp. (D) ..........................       103
     3      VeriSign, Inc. (D) ...............................        74
     3      Waters Corp. (D) .................................       166
                                                                 -------
                                                                   3,599
                                                                 -------
            TRANSPORTATION -- 1.8%
     2      Continental Airlines, Inc. (D) ...................        48
     1      CSX Corp. ........................................        58
     3      Frontline, Ltd. ..................................       126
     1      Harley-Davidson, Inc. ............................        46
     2      Kansas City Southern (D) .........................        53
                                                                 -------
                                                                     331
                                                                 -------
            UTILITIES -- 3.5%
     9      CenterPoint Energy, Inc. .........................       147
     2      Constellation Energy Group, Inc. .................       134
     5      NRG Energy, Inc. (D) .............................       193
    11      Sierra Pacific Resources (D) .....................       176
                                                                 -------
                                                                     650
                                                                 -------
            Total common stock
              (cost $18,433) .................................   $18,426
                                                                 -------
EXCHANGE TRADED FUNDS -- 0.4%
            FINANCE -- 0.4%
     1      iShares Russell Midcap Growth ....................   $    84
                                                                 -------
            Total exchange traded funds
              (cost $89) .....................................   $    84
                                                                 -------
            Total long-term investments
              (cost $18,522) .................................   $18,510
                                                                 -------

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
  SHORT-TERM INVESTMENTS -- 0.1%
            REPURCHASE AGREEMENTS -- 0.1%
            BNP Paribas Securities Corp.
              Repurchase Agreement (maturing on 08/01/2007 in
              the amount of $3, collateralized by U.S.
              Treasury Bond 6.25% 2023 value of $4)
   $ 3        5.07% dated 08/01/2007 .........................   $     3
            RBS Greenwich Capital Markets Repurchase Agreement
              (maturing on 08/01/2007 in the amount of $5,
              collateralized by U.S. Treasury Note 12.00% 2013
              value of $5)
     5        5.05% dated 08/01/2007 .........................         5
            UBS Securities, Inc. Repurchase Agreement
              (maturing on 08/01/2007 in the amount of $5,
              collateralized by U.S. Treasury Bond 8.00% 2021
              value of $5)
     5        5.07% dated 08/01/2007 .........................         5
                                                                 -------
            Total short-term investments
              (cost $13) .....................................   $    13
                                                                 -------

            Total investments
              (cost $18,535) (C)..............................  100.4%    $18,523
            Other assets and liabilities......................   (0.4)%       (80)
                                                                -----     -------
            Total net assets..................................  100.0%    $18,443
                                                                =====     =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At July 31, 2007, the cost of securities for federal income tax purposes was $18,569 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation.........................  $ 1,035
      Unrealized Depreciation.........................   (1,081)
                                                        -------
      Net Unrealized (Depreciation)...................  $   (46)
                                                        =======

  (D)Currently non-income producing.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD MIDCAP VALUE FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 98.6%
            BASIC MATERIALS -- 12.6%
     117    Arch Coal, Inc. (G)...............................  $  3,485
     110    Carlisle Cos., Inc. (G)...........................     4,985
     168    Celanese Corp. ...................................     6,285
     460    Chemtura Corp. ...................................     4,796
      26    Cleveland-Cliffs, Inc. (G)........................     1,773
     129    Cytec Industries, Inc. ...........................     8,655
      69    FMC Corp. ........................................     6,114
     162    Owens-Illinois, Inc. (D)(G).......................     6,485
     104    Pentair, Inc. (G).................................     3,769
      93    Shaw Group, Inc. (D)..............................     4,950
     193    UAP Holding Corp. (G).............................     5,249
                                                                --------
                                                                  56,546
                                                                --------
            CAPITAL GOODS -- 11.7%
      70    AGCO Corp. (D)(G).................................     2,702
      68    Alliant Techsystems, Inc. (D)(G)..................     6,710
     106    American Standard Cos., Inc. .....................     5,740
      26    Black & Decker Corp. (G)..........................     2,216
     166    Goodrich Corp. ...................................    10,430
      88    Kennametal, Inc. .................................     6,731
     121    Toro Co. .........................................     6,780
     232    Varian Semiconductor Equipment Associates, Inc.
              (D)(G)..........................................    10,905
                                                                --------
                                                                  52,214
                                                                --------
            CONSUMER CYCLICAL -- 8.0%
      59    BorgWarner, Inc. .................................     5,109
   2,375    Buck Holdings L.P. (A)(D)(H)......................     2,138
     274    Circuit City Stores, Inc. (G).....................     3,258
     165    Copart, Inc. (D)..................................     4,632
     153    Foot Locker, Inc. ................................     2,838
      61    MDC Holdings, Inc. (G)............................     2,783
      60    Newell Rubbermaid, Inc. ..........................     1,584
      97    Office Depot, Inc. (D)............................     2,409
     122    Ruby Tuesday, Inc. ...............................     2,723
      90    United Stationers, Inc. (D)(G)....................     5,717
      99    Walter Industries (G).............................     2,478
                                                                --------
                                                                  35,669
                                                                --------
            CONSUMER STAPLES -- 5.2%
     110    Bunge Ltd. Finance Corp. (G)......................     9,958
   5,409    Marine Harvest (A)(D).............................     6,711
      97    Smithfield Foods, Inc. (D)........................     3,007
     159    Tyson Foods, Inc. Class A.........................     3,380
                                                                --------
                                                                  23,056
                                                                --------
            ENERGY -- 4.5%
     314    Brasil EcoDiesel Industria (D)(I).................     2,185
     168    Brasil EcoDiesel Industria ADR (D)................     1,169
     157    Newfield Exploration Co. (D)(G)...................     7,529
      91    Noble Energy, Inc. ...............................     5,539
     145    UGI Corp. ........................................     3,732
                                                                --------
                                                                  20,154
                                                                --------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            FINANCE -- 14.3%
      45    Affiliated Managers Group, Inc. (D)(G)............  $  5,074
      98    Ambac Financial Group, Inc. (G)...................     6,561
      76    CIT Group, Inc. ..................................     3,113
      23    City National Corp. ..............................     1,607
     144    Commerce Bancorp, Inc. (G)........................     4,813
     258    E*Trade Financial Corp. (D).......................     4,784
      59    Everest Re Group Ltd. ............................     5,826
      54    First Industrial Realty Trust, Inc. ..............     2,086
     249    Genesis Lease Ltd. ...............................     6,397
     143    Huntington Bancshares, Inc. ......................     2,753
      46    KKR Financial Holdings LLC (G)....................       958
     145    Platinum Underwriters Holdings Ltd. ..............     4,804
      49    Realty Income Corp. ..............................     1,141
     112    Reinsurance Group of America, Inc. (G)............     5,959
      27    UnionBanCal Corp. (G).............................     1,486
     111    Unum Group........................................     2,688
      91    Webster Financial Corp. (G).......................     3,955
                                                                --------
                                                                  64,005
                                                                --------
            HEALTH CARE -- 7.8%
     182    Barr Pharmaceuticals, Inc. (D)....................     9,317
     118    Cooper Co., Inc. (G)..............................     5,915
     225    Endo Pharmaceuticals Holdings, Inc. (D)...........     7,639
     536    Impax Laboratories, Inc. (D)(G)...................     6,325
     220    Theravance, Inc. (D)..............................     5,892
                                                                --------
                                                                  35,088
                                                                --------
            SERVICES -- 12.0%
     167    Avis Budget Group, Inc. (D).......................     4,279
     561    BearingPoint, Inc. (D)(G).........................     3,656
      80    Cablevision Systems Corp. (D).....................     2,836
     160    CACI International, Inc. Class A (D)(G)...........     7,093
     107    CheckFree Corp. (D)(G)............................     3,949
     184    Entercom Communications Corp. (G).................     4,161
     180    IMS Health, Inc. (G)..............................     5,072
     183    R.H. Donnelley Corp. (D)(G).......................    11,423
     140    R.R. Donnelley & Sons Co. (G).....................     5,904
      39    Unisys Corp. (D)(G)...............................       318
     107    URS Corp. (D).....................................     5,246
                                                                --------
                                                                  53,937
                                                                --------
            TECHNOLOGY -- 14.2%
     283    Arrow Electronics, Inc. (D).......................    10,797
     487    Cinram International Income Fund..................    10,796
      74    Embarq Corp. .....................................     4,573
     338    Fairchild Semiconductor International, Inc. (D)...     6,159
     565    Flextronics International Ltd. (D)................     6,310
     365    JDS Uniphase Corp. (D)(G).........................     5,226
     142    McAfee, Inc. (D)..................................     5,089
      64    NCR Corp. (D).....................................     3,332
     182    Solar Cayman Ltd. (A)(D)(H).......................     2,468
      85    Tektronix, Inc. (G)...............................     2,789
     250    Virgin Media, Inc. ...............................     6,217
                                                                --------
                                                                  63,756
                                                                --------

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            TRANSPORTATION -- 3.6%
     220    American Commercial Lines, Inc. (D)(G)............  $  4,866
     208    Northwest Airlines Corp. (D)(G)...................     3,631
      69    Trinity Industries, Inc. (G)......................     2,647
     112    UAL Corp. (D)(G)..................................     4,931
                                                                --------
                                                                  16,075
                                                                --------
            UTILITIES -- 4.7%
     178    Northeast Utilities (G)...........................     4,872
     189    PPL Corp. ........................................     8,928
      44    SBM Offshore N.V. (A).............................     1,808
     129    Wisconsin Energy Corp. (G)........................     5,534
                                                                --------
                                                                  21,142
                                                                --------
            Total common stock
              (cost $360,812).................................  $441,642
                                                                --------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 21.7%
            REPURCHASE AGREEMENTS -- 1.4%
            Deutsche Bank Securities Joint Repurchase
              Agreement (maturing on 08/01/2007 in the amount
              of $8, collateralized by FHLMC 5.00% -- 6.50%
              2021 -- 2037 value of $8)
 $     8      5.10% dated 08/01/2007..........................  $      8
            Deutsche Bank Securities TriParty Joint Repurchase
              Agreement (maturing on 08/01/2007 in the amount
              of $1,522, collateralized by FHLMC
              5.00% -- 6.50% 2021 -- 2037 value of $1,561)
   1,522      5.31% dated 08/01/2007..........................     1,522
            Merrill Lynch Repurchase Agreement (maturing on
              08/01/2007 in the amount of $2,083,
              collateralized by FHLMC 5.50% -- 7.50%
              2031 -- 2037, FNMA 4.50% -- 7.00% 2018 -- 2037
              value of $2,124)
   2,083      5.31% dated 08/01/2007..........................     2,083
            UBS Securities TriParty Joint Repurchase Agreement
              (maturing on 08/01/2007 in the amount of $2,451,
              collateralized by FHLMC 4.00% -- 10.00%
              2012 -- 2037, FNMA 5.50% -- 7.00% 2012 -- 2037
              value of $2,500)
   2,451      5.31% dated 08/01/2007..........................     2,451
                                                                --------
                                                                   6,064
                                                                --------
                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 20.3%
            CASH COLLATERAL REINVESTMENT FUND:
  90,991    Mellon GSL DBT II Collateral Fund.................  $ 90,987
                                                                --------
            Total short-term investments
              (cost $97,051)..................................  $ 97,051
                                                                --------

            Total investments
              (cost $457,863) (C).............................  120.3%    $538,693
            Other assets and liabilities......................  (20.3)%    (91,051)
                                                                -----     --------
            Total net assets..................................  100.0%    $447,642
                                                                =====     ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 7.90% of total net assets at July 31, 2007.

  (C)At July 31, 2007, the cost of securities for federal income tax purposes was $458,112 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation........................  $ 92,923
      Unrealized Depreciation........................   (12,342)
                                                       --------
      Net Unrealized Appreciation....................  $ 80,581
                                                       ========

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at July 31, 2007, was $13,125, which represents 2.93% of total net assets.

  (D)Currently non-income producing.

 (G) Security is partially on loan at July 31, 2007.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2007, was $2,185, which represents 0.49% of total net assets.

 (H) The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD
      ACQUIRED   SHARES/PAR        SECURITY       COST BASIS
      --------   ----------        --------       ----------
      6/2007       2,375      Buck Holdings L.P.    $2,378
      3/2007         182      Solar Cayman Ltd.      2,733

     The aggregate value of these securities at July 31, 2007 was $4,606 which represents 1.03% of total net assets.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD MONEY MARKET FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            CONSUMER STAPLES -- 3.7%
            KFW International Holdings
 $12,000      5.26%, 08/06/2007 (I)...........................   $11,991
            Unilever Capital Corp.
   3,000      5.31%, 08/11/2008 (I)(L)........................     3,000
                                                                 -------
                                                                  14,991
                                                                 -------
            FINANCE -- 81.7%
            Alliance & Leicester plc
   3,700      5.28%, 11/06/2007...............................     3,649
   3,600      5.30%, 11/06/2007...............................     3,549
            American Express Credit Corp.
   3,800      5.24%, 08/01/2007...............................     3,800
   3,700      5.25%, 08/27/2007...............................     3,686
            American General Finance Corp.
   3,650      5.24%, 09/11/2007...............................     3,628
   3,500      5.26%, 08/16/2007...............................     3,492
   1,800      5.48%, 01/18/2008 (L)...........................     1,801
            American Honda Finance Corp.
   7,200      5.33%, 08/08/2007 -- 05/12/2008 (I)(L)..........     7,200
            Amsterdam Funding Corp.
   4,800      5.25%, 08/07/2007...............................     4,796
     700      5.28%, 08/09/2007...............................       699
   6,000      5.29%, 09/07/2007...............................     5,968
            Bank of America Corp.
   3,550      5.25%, 09/19/2007...............................     3,525
   4,600      5.31%, 10/26/2007...............................     4,542
   3,500      5.42%, 11/08/2007 (L)...........................     3,500
            Barton Capital Corp.
   5,500      5.26%, 08/03/2007...............................     5,498
   5,750      5.28%, 08/23/2007...............................     5,732
            Bear Stearns & Co., Inc.
   3,000      5.31%, 08/13/2008 (L)...........................     3,000
   2,350      5.38%, 08/24/2007 (L)...........................     2,350
            Bradford & Bingley plc
   3,000      5.26%, 09/04/2007...............................     2,985
   3,200      5.28%, 10/22/2007...............................     3,163
            Britannia Building Society
   3,150      5.25%, 08/02/2007...............................     3,150
   3,550      5.33%, 10/29/2007...............................     3,504
            CAFCO LLC
   1,050      5.27%, 08/15/2007...............................     1,048
   5,250      5.29%, 09/06/2007...............................     5,222
   4,500      5.30%, 10/03/2007...............................     4,459
            Caterpillar Financial Services Corp.
   3,000      5.26%, 08/14/2007...............................     2,994
            Citibank NA
   3,400      5.32%, 09/21/2007...............................     3,400
            Citigroup Funding, Inc.
   3,500      5.24%, 08/27/2007...............................     3,487
   3,550      5.25%, 09/12/2007...............................     3,528
            Countrywide Financial Corp.
   3,500      5.31%, 08/14/2007...............................     3,493
   6,000      5.48%, 08/01/2007...............................     6,000
            Danske Bank
   4,250      5.24%, 09/10/2007...............................     4,225
   3,000      5.29%, 08/19/2008 (I)(L)........................     3,000

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            FINANCE -- (CONTINUED)
            General Electric Capital Corp.
 $ 8,000      5.25%, 09/21/2007 -- 09/26/2007.................   $ 7,938
   2,600      5.30%, 08/22/2008 (L)...........................     2,600
            Goldman Sachs Group, Inc.
   7,000      5.27%, 08/08/2007...............................     6,993
   3,600      5.30%, 10/12/2007...............................     3,562
            HBOS Treasury Services plc
   4,100      5.31%, 10/18/2007...............................     4,053
   3,560      5.31%, 08/08/2008 (I)(L)........................     3,560
            HSBC Finance Corp.
   3,700      5.23%, 08/20/2007...............................     3,690
   3,500      5.33%, 08/05/2008 (L)...........................     3,500
            John Deere Capital Corp.
   3,904      5.27%, 08/20/2007...............................     3,893
   3,200      5.28%, 08/31/2007...............................     3,186
            JP Morgan Chase & Co.
   4,750      5.29%, 10/25/2007...............................     4,691
   3,800      5.31%, 08/01/2008 (L)...........................     3,800
            Lehman Brothers Holdings, Inc.
   3,000      5.35%, 08/26/2008 (L)...........................     3,000
            Merrill Lynch & Co., Inc.
   4,000      5.28%, 08/17/2007...............................     3,991
   3,000      5.30%, 08/22/2008 (L)...........................     3,000
   4,000      5.48%, 06/26/2008 (L)...........................     4,002
            Morgan Stanley Dean Witter, Inc.
   3,200      5.38%, 11/29/2007 (L)...........................     3,200
   6,400      5.45%, 08/30/2007 -- 03/24/2008 (L).............     6,401
            Nationwide Building Society
   3,700      5.25%, 08/10/2007 (I)...........................     3,695
   3,700      5.31%, 10/22/2007 (I)...........................     3,656
            Nordea Bank Ab
   3,300      5.31%, 08/08/2008 (I)(L)........................     3,300
            Nordea North America
   5,000      5.30%, 10/29/2007...............................     4,936
            Northern Rock plc
   3,700      5.24%, 08/10/2007...............................     3,695
            Old Line Funding LLC
   4,800      5.25%, 08/17/2007 (I)...........................     4,789
     700      5.27%, 08/20/2007 (I)...........................       698
   5,300      5.29%, 08/13/2007 (I)...........................     5,291
            Skandinaviska Enskilda Bank NY
   3,400      5.32%, 08/08/2008 (I)(L)........................     3,400
            Svenska Handelsbanken Ab
   3,750      5.23%, 08/06/2007...............................     3,747
   3,000      5.29%, 08/12/2008 (I)(L)........................     3,000
            Swedbank
   3,700      5.24%, 08/09/2007...............................     3,696
   3,600      5.26%, 08/22/2007...............................     3,589
   3,200      5.31%, 10/25/2007...............................     3,160
            Toyota Motor Credit Corp.
   7,000      5.33%, 08/01/2007...............................     7,000
   7,000      5.33%, 07/17/2008 (L)...........................     7,000
            Triple A-1 Funding
  11,250      5.27%, 08/02/2007 -- 08/13/2007.................    11,239

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            FINANCE -- (CONTINUED)
            UBS Finance LLC
 $ 3,000      5.20%, 08/06/2007...............................   $ 2,998
   3,250      5.23%, 08/30/2007...............................     3,236
   1,200      5.24%, 08/06/2007...............................     1,199
   3,800      5.30%, 10/22/2007...............................     3,755
            Wachovia Bank NA
   3,600      5.31%, 09/28/2007 (L)...........................     3,600
            Washington Mutual Bank FA
   3,400      5.30%, 08/01/2007...............................     3,400
   3,320      5.34%, 08/24/2007 (L)...........................     3,320
            Wells Fargo & Co.
   4,300      5.26%, 08/29/2007...............................     4,282
   3,000      5.28%, 08/15/2008 (L)...........................     3,000
   3,800      5.37%, 03/10/2008 (L)...........................     3,802
            Westpac Banking Corp.
   3,200      5.21%, 08/02/2007 (I)...........................     3,200
   3,400      5.31%, 08/15/2008 (I)(L)........................     3,400
            Yorktown Capital
     850      5.27%, 08/01/2007...............................       850
   5,800      5.30%, 09/17/2007...............................     5,760
   7,000      5.32%, 09/21/2007...............................     6,948
                                                                 -------
                                                                 327,774
                                                                 -------
            REPURCHASE AGREEMENTS -- 9.8%
            BNP Paribas Securities Corp. Repurchase Agreement
              (maturing on 08/01/2007 in the amount of
              $10,396, collateralized by U.S. Treasury Bond
              6.25% 2023 value of $10,677)
  10,395      5.07% dated 08/01/2007..........................    10,395
            RBS Greenwich Capital Markets Repurchase Agreement
              (maturing on 08/01/2007 in the amount of
              $13,862, collateralized by U.S. Treasury Note
              12.00% 2013 value of $14,149)
  13,860      5.05% dated 08/01/2007..........................    13,860
            UBS Securities, Inc. Repurchase Agreement
              (maturing on 08/01/2007 in the amount of
              $15,189, collateralized by U.S. Treasury Bond
              8.00% 2021 value of $15,578)
  15,187      5.07% dated 08/01/2007..........................    15,187
                                                                 -------
                                                                  39,442
                                                                 -------

            Total investments
              (cost $382,207) (C).............................   95.2%    $382,207
            Other assets and liabilities......................    4.8%      19,169
                                                                -----     --------
            Total net assets..................................  100.0%    $401,376
                                                                =====     ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. The rates presented in this Schedule of Investments are yields, unless otherwise noted. Market value of investments in foreign securities represents 4.90% of total net assets at July 31, 2007.

  (C)Also represents cost for tax purposes.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of
     1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2007, was $63,180, which represents 15.74% of total net assets.

  (L)Variable rate securities; the yield reported is the rate in effect at July 31, 2007.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD RETIREMENT INCOME FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                       VALUE (W)
------                                                       ---------
 AFFILIATED INVESTMENT COMPANIES -- 98.3%
EQUITY FUNDS -- 29.2%
   6     Hartford Capital Appreciation Fund, Class Y.......    $  261
   2     Hartford Disciplined Equity Fund, Class Y.........        27
   3     Hartford Global Growth Fund, Class Y..............        71
   3     Hartford International Opportunities Fund, Class
           Y...............................................        63
   5     Hartford International Small Company Fund Class
           Y...............................................        78
   4     Hartford Select MidCap Value Fund, Class Y........        53
   7     Hartford Select SmallCap Value Fund, Class Y......        75
  --     Hartford Stock Fund, Class Y......................         2
  21     Hartford Value Fund, Class Y......................       279
                                                               ------
         Total equity funds
           (cost $923).....................................    $  909
                                                               ------
FIXED INCOME FUNDS -- 69.1%
  25     Hartford Floating Rate Fund, Class Y..............    $  238
  42     Hartford Income Fund, Class Y.....................       423
  41     Hartford Inflation Plus Fund, Class Y.............       425
  72     Hartford Short Duration Fund, Class Y.............       713
  34     Hartford Total Return Bond Fund, Class Y..........       351
                                                               ------
         Total fixed income funds
           (cost $2,177)...................................    $2,150
                                                               ------
         Total investments in affiliated investment
           companies
           (cost $3,100)...................................    $3,059
                                                               ------

         Total investments
           (cost $3,100) (C)...............................   98.3%    $3,059
         Other assets and liabilities......................    1.7%        54
                                                             -----     ------
         Total net assets..................................  100.0%    $3,113
                                                             =====     ======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At July 31, 2007, the cost of securities for federal income tax purposes was $3,101 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation............................  $  9
      Unrealized Depreciation............................   (51)
                                                           ----
      Net Unrealized (Depreciation)......................  $(42)
                                                           ====

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the
     Fund's most recent semi-annual or annual report.

 THE HARTFORD SELECT MIDCAP GROWTH FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
  SHARES                                                         VALUE (W)
----------                                                       ---------
COMMON STOCK -- 98.3%
             BASIC MATERIALS -- 8.3%
         1   Air Products and Chemicals, Inc. .................   $    86
         2   Airgas, Inc. .....................................       108
         2   Ball Corp. .......................................        82
         4   Cabot Corp. ......................................       153
         5   Celanese Corp. ...................................       200
        25   Chemtura Corp. ...................................       262
         3   Church & Dwight Co., Inc. ........................       137
         5   Goodyear Tire & Rubber Co. (D)(G).................       152
         1   International Flavors & Fragrances, Inc. .........        72
         4   Lubrizol Corp. ...................................       224
         3   Packaging Corp. of America........................        74
         1   Precision Castparts Corp. ........................       107
         2   Rohm & Haas Co. ..................................       132
         7   RPM International, Inc. ..........................       167
         3   Sealed Air Corp. .................................        95
         5   Steel Dynamics, Inc. .............................       191
         6   Valspar Corp. ....................................       174
                                                                  -------
                                                                    2,416
                                                                  -------
             CAPITAL GOODS -- 5.6%
         1   Cummins, Inc. ....................................       160
         3   IDEX Corp. .......................................        96
         3   Joy Global, Inc. .................................       168
         3   KLA-Tencor Corp. .................................       144
         7   Lennox International, Inc. .......................       253
         3   Manitowoc Co., Inc. ..............................       211
         1   National Oilwell Varco, Inc. (D)(G)...............       172
         3   Pall Corp. .......................................       141
        10   Teradyne, Inc. (D)(G).............................       152
         1   Terex Corp. (D)...................................       123
                                                                  -------
                                                                    1,620
                                                                  -------
             CONSUMER CYCLICAL -- 15.4%
         3   American Eagle Outfitters, Inc. ..................        68
         1   AutoZone, Inc. (D)(G).............................       166
         5   Avnet, Inc. (D)(G)................................       191
        12   Big Lots, Inc. (D)................................       321
         5   Coach, Inc. (D)...................................       210
         4   Crocs, Inc. (D)(G)................................       255
         2   Cytyc Corp. (D)...................................        89
         9   Dollar Tree Stores, Inc. (D)......................       334
         4   Family Dollar Stores, Inc. .......................       123
         7   GameStop Corp. Class A (D)(G).....................       301
         4   Guess?, Inc. .....................................       173
         2   J. C. Penney Co., Inc. ...........................       129
         1   MSC Industrial Direct Co., Inc. ..................        70
         6   Nalco Holding Co. ................................       135
         4   Newell Rubbermaid, Inc. ..........................        93
         5   Nordstrom, Inc. ..................................       259
        --   NVR, Inc. (D)(G)..................................       243
         2   Polo Ralph Lauren Corp. ..........................       138
        13   RadioShack Corp. .................................       331
         6   Reliance Steel & Aluminum.........................       296
         4   Scotts Miracle-Gro Co. Class A....................       174
         2   Sherwin-Williams Co. .............................       162

                                                                  MARKET
  SHARES                                                         VALUE (W)
----------                                                       ---------
             CONSUMER CYCLICAL -- (CONTINUED)
         2   Tiffany & Co. ....................................   $    94
         4   Yum! Brands, Inc. ................................       123
                                                                  -------
                                                                    4,478
                                                                  -------
             CONSUMER STAPLES -- 2.5%
         4   H.J. Heinz Co. ...................................       167
         3   Loews Corp. -- Carolina Group.....................       205
         4   UST, Inc. ........................................       240
         2   William Wrigley, Jr. Co. .........................       109
                                                                  -------
                                                                      721
                                                                  -------
             ENERGY -- 8.7%
        10   Chesapeake Energy Corp. ..........................       351
         2   ENSCO International, Inc. ........................       131
         3   Frontier Oil Corp. ...............................       115
         4   Global Industries (D)(G)..........................       109
         4   Helix Energy Solutions Group, Inc. (D)(G).........       137
         6   Nabors Industries Ltd. (D)(G).....................       186
         6   Pride International, Inc. (D)(G)..................       223
         4   Rowan Companies, Inc. ............................       167
         2   Sunoco, Inc. .....................................       152
         7   Tesoro Corp. .....................................       329
         1   Tidewater, Inc. ..................................        92
         4   Unit Corp. (D)....................................       199
         7   W&T Offshore, Inc. ...............................       175
         5   Williams Cos., Inc. ..............................       168
                                                                  -------
                                                                    2,534
                                                                  -------
             FINANCE -- 13.6%
         1   Affiliated Managers Group, Inc. (D)(G)............        86
         5   CB Richard Ellis Group, Inc. Class A (D)(G).......       191
         3   Covanta Holding Corp. (D)(G)......................        68
         5   Eaton Vance Corp. ................................       225
         3   Federated Investors, Inc. ........................       115
         2   General Growth Properties, Inc. ..................        74
         2   Health Net, Inc. (D)..............................        89
         7   Humana, Inc. (D)..................................       454
         2   IntercontinentalExchange, Inc. (D)(G).............       296
         1   Jones Lang LaSalle, Inc. .........................       155
         2   Macerich Co. .....................................       181
         1   Mastercard, Inc. .................................       212
         4   Nuveen Investments, Inc. Class A..................       222
         1   Nymex Holdings, Inc. .............................        95
         4   Philadelphia Consolidated Holding Corp. (D).......       154
         1   Public Storage, Inc. .............................        89
         3   T. Rowe Price Group, Inc. ........................       168
         5   Taubman Centers, Inc. ............................       231
         5   Ventas, Inc. .....................................       167
         3   Weingarten Realty Investments.....................       126
         5   Wellcare Health Plans, Inc. (D)(G)................       540
                                                                  -------
                                                                    3,938
                                                                  -------
             HEALTH CARE -- 7.0%
         4   Amerisource Bergen Corp. .........................       173
         3   Barr Pharmaceuticals, Inc. (D)(G).................       132
         5   Coventry Health Care, Inc. (D)(G).................       273
         2   Edwards Lifesciences Corp. (D)(G).................        80

 THE HARTFORD SELECT MIDCAP GROWTH FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
  SHARES                                                         VALUE (W)
----------                                                       ---------
COMMON STOCK -- (CONTINUED)
             HEALTH CARE -- (CONTINUED)
         9   Endo Pharmaceuticals Holdings, Inc. (D)...........   $   312
         5   Forest Laboratories, Inc. (D)(G)..................       189
         2   Hospira, Inc. (D).................................        87
         7   ImClone Systems, Inc. (D)(G)......................       237
         2   Kinetic Concepts, Inc. (D)(G).....................       126
         1   Laboratory Corp. of America Holdings (D)..........        79
         5   Mylan Laboratories, Inc. (G)......................        84
         2   Sepracor, Inc. (D)(G).............................        56
         7   Watson Pharmaceuticals, Inc. (D)..................       205
                                                                  -------
                                                                    2,033
                                                                  -------
             SERVICES -- 12.7%
         3   Autodesk, Inc. (D)................................       130
        10   Avaya, Inc. (D)...................................       159
         3   Clear Channel Outdoor Holdings, Inc. (D)(G).......        91
         2   Cognizant Technology Solutions Corp. (D)..........       147
         4   Corrections Corp. of America (D)(G)...............       124
         4   CTC Media Inc. (D)(G).............................        98
         3   Discovery Holding Co. (D).........................        76
         3   Dow Jones & Co., Inc. ............................       147
         3   DreamWorks Animation SKG, Inc. (D)(G).............        95
         2   DST Systems, Inc. (D)(G)..........................       147
         3   EchoStar Communications Corp. Class A (D).........       120
        11   Electronic Data Systems Corp. ....................       302
         2   Equifax, Inc. (D).................................        79
         3   Express Scripts, Inc. (D).........................       170
         3   Factset Research Systems, Inc. ...................       191
         3   Harsco Corp. .....................................       144
         1   ITT Educational Services, Inc. (D)................       116
         2   Lamar Advertising Co. ............................        91
         3   Liberty Global, Inc. (D)(G).......................       138
        35   Novell, Inc. (D)..................................       234
         2   Paychex, Inc. ....................................       100
         2   Pediatrix Medical Group, Inc. (D).................        99
         4   Regal Entertainment Group.........................        75
         4   SEI Investments Co. ..............................        97
         4   Stericycle, Inc. (D)..............................       194
         3   Synopsys, Inc. (D)................................        81
         5   URS Corp. (D).....................................       232
                                                                  -------
                                                                    3,677
                                                                  -------
             TECHNOLOGY -- 19.4%
         4   Activision, Inc. (D)..............................        75
         8   Acxiom Corp. .....................................       193
         4   Agilent Technologies, Inc. (D)....................       170
        10   Altera Corp. .....................................       242
         4   American Tower Corp. Class A (D)(G)...............       147
         3   AMETEK, Inc. .....................................       103
         3   Amphenol Corp. Class A............................       117
         9   AVX Corp. ........................................       145
         8   BMC Software, Inc. (D)............................       244

                                                                  MARKET
  SHARES                                                         VALUE (W)
----------                                                       ---------
             TECHNOLOGY -- (CONTINUED)
        10   CA, Inc. .........................................   $   242
        21   Compuware Corp. (D)(G)............................       195
         2   Dentsply International, Inc. .....................        79
         7   Dolby Laboratories, Inc. Class A (D)..............       237
         2   Fidelity National Information Services, Inc. .....        89
         2   Harris Corp. .....................................        93
         3   IAC/Interactive Corp. (D)(G)......................        79
         7   Juniper Networks, Inc. (D)(G).....................       213
         1   L-3 Communications Holdings, Inc. ................       129
         2   McAfee, Inc. (D)..................................        88
         5   MEMC Electronic Materials, Inc. (D)...............       332
         2   Mettler-Toledo International, Inc. (D)............       168
         4   Microchip Technology, Inc. .......................       147
         7   National Semiconductor Corp. .....................       180
         4   NCR Corp. (D)(G)..................................       187
         3   Network Appliance, Inc. (D)(G)....................        96
         2   Rockwell Collins, Inc. ...........................       139
         4   SanDisk Corp. (D)(G)..............................       217
         4   SBA Communications Corp. (D)(G)...................       121
         5   Telephone and Data Systems, Inc. .................       321
         6   Total System Services, Inc. ......................       163
         5   Trimble Navigation Ltd. (D).......................       173
         2   U.S. Cellular Corp. (D)(G)........................       163
         4   VeriSign, Inc. (D)................................       106
         4   Waters Corp. (D)..................................       258
                                                                  -------
                                                                    5,651
                                                                  -------
             TRANSPORTATION -- 1.6%
         2   CSX Corp. ........................................        90
         4   Frontline, Ltd. (G)...............................       200
         2   Harley-Davidson, Inc. ............................        95
         2   Kansas City Southern (D)(G).......................        85
                                                                  -------
                                                                      470
                                                                  -------
             UTILITIES -- 3.5%
        14   CenterPoint Energy, Inc. .........................       232
         3   Constellation Energy Group, Inc. .................       210
         8   NRG Energy, Inc. (D)(G)...........................       301
        17   Sierra Pacific Resources (D)......................       277
                                                                  -------
                                                                    1,020
                                                                  -------
             Total common stock
               (cost $27,322)..................................   $28,558
                                                                  -------
EXCHANGE TRADED FUNDS -- 0.7%
             FINANCE -- 0.7%
         2   iShares Russell Midcap Growth.....................   $   223
                                                                  -------
             Total exchange traded funds
               (cost $230).....................................   $   223
                                                                  -------
             Total long-term investments
               (cost $27,552)..................................   $28,781
                                                                  -------

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ---------
SHORT-TERM INVESTMENTS -- 18.9%
             REPURCHASE AGREEMENTS -- 0.0%
             BNP Paribas Securities Corp.
               Repurchase Agreement (maturing on 08/01/2007 in
               the amount of $--, collateralized by U.S.
               Treasury Bond 6.25% 2023 value of $--)
$       --     5.07% dated 08/01/2007..........................   $    --
             RBS Greenwich Capital Markets Repurchase Agreement
               (maturing on 08/01/2007 in the amount of $--,
               collateralized by U.S. Treasury Note 12.00% 2013
               value of $--)
        --     5.05% dated 08/01/2007..........................        --
             UBS Securities, Inc. Repurchase Agreement
               (maturing on 08/01/2007 in the amount of $1,
               collateralized by U.S. Treasury Bond 8.00% 2021
               value of $1)
         1     5.07% dated 08/01/2007..........................         1
                                                                  -------
                                                                        1
                                                                  -------
  SHARES
----------
             SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
             LENDING -- 18.4%
             CASH COLLATERAL REINVESTMENT FUND:
     5,224   Navigator Prime Portfolio.........................     5,224
                                                                  -------
PRINCIPAL
  AMOUNT
----------
             U.S. TREASURY COLLATERAL SECURITIES:
             U.S. Treasury Bond
$       --     2.38%, 01/15/2025 -- 01/15/2027.................        --
        43     3.63%, 04/15/2028...............................        66
        --     3.88%, 04/15/2029...............................        --
        --     5.25%, 02/15/2029...............................        --
         1     6.00%, 08/15/2023...............................         2
             U.S. Treasury Note
        48     1.63%, 01/15/2015...............................        50
        --     1.88%, 07/15/2015...............................        --
        --     3.00%, 07/15/2012...............................        --
                                                                  -------
                                                                      118
                                                                  -------
                                                                    5,342
                                                                  -------
             U.S. TREASURY BILLS -- 0.5%
       150     4.72%, 09/20/2007 (M)...........................       149
                                                                  -------
             Total short-term investments
               (cost $5,492)...................................   $ 5,492
                                                                  -------


  AMOUNT
----------
             Total investments
               (cost $33,044) (C)..............................  117.9%    $34,273
             Other assets and liabilities......................  (17.9)%    (5,213)
                                                                 -----     -------
             Total net assets..................................  100.0%    $29,060
                                                                 =====     =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At July 31, 2007, the cost of securities for federal income tax purposes was $33,231 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation.........................  $ 2,338
      Unrealized Depreciation.........................   (1,296)
                                                        -------
      Net Unrealized Appreciation.....................  $ 1,042
                                                        =======

  (D)Currently non-income producing.

 (G) Security is partially on loan at July 31, 2007.

 (M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 THE HARTFORD SELECT MIDCAP VALUE FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
  SHARES                                                         VALUE (W)
----------                                                       ---------
 COMMON STOCK -- 98.0%
             BASIC MATERIALS -- 5.5%
       16    Ashland, Inc. ....................................  $    998
        5    Cabot Corp. ......................................       198
       36    Chemtura Corp. ...................................       378
        5    Church & Dwight Co., Inc. ........................       260
        8    Commercial Metals Co. ............................       253
        7    Crane Co. ........................................       305
        7    Jarden Corp. (D)(G)...............................       260
        6    Lubrizol Corp. ...................................       345
        6    Lyondell Chemical Co. ............................       260
        5    Steel Dynamics, Inc. .............................       201
        5    United States Steel Corp. ........................       521
                                                                 --------
                                                                    3,979
                                                                 --------
             CAPITAL GOODS -- 6.6%
        7    AGCO Corp. (D)(G).................................       277
        4    Eaton Corp. ......................................       355
       19    Gardner Denver Machinery, Inc. (D)................       786
        6    Ingersoll-Rand Co. Class A........................       297
        5    ITT Corp. ........................................       321
        9    Lennox International, Inc. .......................       360
        3    Lincoln Electric Holdings, Inc. ..................       230
       20    Novellus Systems, Inc. (D)(G).....................       570
        7    Parker-Hannifin Corp. ............................       676
       15    Steelcase, Inc. ..................................       266
       30    Teradyne, Inc. (D)(G).............................       466
       10    Xerox Corp. (D)(G)................................       168
                                                                 --------
                                                                    4,772
                                                                 --------
             CONSUMER CYCLICAL -- 9.0%
       15    Avnet, Inc. (D)(G)................................       549
        3    BorgWarner, Inc. .................................       225
       11    Brunswick Corp. ..................................       310
       11    Dillard's, Inc. ..................................       335
       38    Ford Motor Co. (G)................................       326
       25    Ingram Micro, Inc. (D)............................       503
        7    KB Home...........................................       219
        7    Lennar Corp. .....................................       210
        5    Mohawk Industries, Inc. (D)(G)....................       441
        2    NVR, Inc. (D)(G)..................................     1,406
       24    RadioShack Corp. .................................       603
        7    Reliance Steel & Aluminum.........................       373
        5    Ryland Group, Inc. ...............................       178
       16    TRW Automotive Holdings Corp. (D).................       536
        3    W.W. Grainger, Inc. ..............................       245
                                                                 --------
                                                                    6,459
                                                                 --------
             CONSUMER STAPLES -- 6.5%
        3    Bunge Ltd. Finance Corp. .........................       299
       14    Coca-Cola Enterprises, Inc. ......................       326
       24    Dean Foods Co. ...................................       691
       19    Del Monte Foods Co. ..............................       221
        5    H.J. Heinz Co. ...................................       232
        4    Hershey Co. ......................................       175
       14    J. M. Smucker Co. ................................       767
       11    Loews Corp. -- Carolina Group.....................       845
        2    Molson Coors Brewing Co. .........................       169

                                                                  MARKET
  SHARES                                                         VALUE (W)
----------                                                       ---------
             CONSUMER STAPLES -- (CONTINUED)
        5    Pepsi Bottling Group, Inc. .......................  $    171
       10    Pepsiamericas, Inc. ..............................       282
        9    UST, Inc. ........................................       479
                                                                 --------
                                                                    4,657
                                                                 --------
             ENERGY -- 9.6%
        5    Chesapeake Energy Corp. ..........................       184
        6    Cimarex Energy Co. ...............................       238
       15    Continental Resources, Inc. (D)...................       238
        7    Energen Corp. ....................................       381
        6    ENSCO International, Inc. ........................       366
       18    Frontier Oil Corp. ...............................       686
        5    Helix Energy Solutions Group, Inc. (D)(G).........       191
        5    Helmerich & Payne, Inc. ..........................       149
        7    Nabors Industries Ltd. (D)(G).....................       205
        4    National Fuel Gas Co. ............................       191
        8    Noble Energy, Inc. ...............................       471
        7    ONEOK, Inc. ......................................       355
       37    Patterson-UTI Energy, Inc. .......................       856
        6    Pride International, Inc. (D).....................       210
        5    Seacor Holdings, Inc. (D)(G)......................       406
        6    Sempra Energy.....................................       335
        6    Southern Union Co. ...............................       198
        7    Tidewater, Inc. ..................................       489
        4    Unit Corp. (D)....................................       220
        9    Western Refining, Inc. ...........................       522
                                                                 --------
                                                                    6,891
                                                                 --------
             FINANCE -- 34.5%
        8    Allied World Assurance Holdings Ltd. .............       380
        5    Ambac Financial Group, Inc. ......................       353
        7    American Financial Group, Inc. ...................       185
       53    AmeriCredit Corp. (D)(G)..........................     1,080
        3    Ameriprise Financial, Inc. .......................       199
        5    AON Corp. ........................................       196
        6    Arch Capital Group Ltd. (D).......................       449
        3    Archstone-Smith Trust.............................       195
        5    Assurant, Inc. ...................................       274
       16    Axis Capital Holdings Ltd. .......................       590
       15    Bancorpsouth, Inc. ...............................       360
       10    Bank of Hawaii Corp. .............................       485
       20    Berkley (W.R.) Corp. .............................       580
        5    Boston Properties, Inc. ..........................       511
       26    CapitalSource, Inc. ..............................       486
       11    CIT Group, Inc. ..................................       434
        4    City National Corp. ..............................       297
        9    CNA Financial Corp. ..............................       390
       18    Colonial Properties Trust.........................       623
       18    Comerica, Inc. ...................................       929
       16    Conseco, Inc. (D)(G)..............................       287
       10    E*Trade Financial Corp. (D).......................       189
        7    East-West Bancorp, Inc. ..........................       253
       14    Endurance Specialty Holdings Ltd. (G).............       512
       17    Equity Residential Properties Trust...............       665
        6    Everest Re Group Ltd. ............................       575
       19    Genworth Financial, Inc. .........................       583

--------------------------------------------------------------------------------

                                                                  MARKET
  SHARES                                                         VALUE (W)
----------                                                       ---------
COMMON STOCK -- (CONTINUED)
             FINANCE -- (CONTINUED)
       14    HCC Insurance Holdings, Inc. .....................  $    410
       23    Health Care Property Investors, Inc. .............       613
       24    Host Hotels & Resorts, Inc. ......................       503
       28    Huntington Bancshares, Inc. ......................       528
        5    iStar Financial, Inc. ............................       163
       18    Keycorp...........................................       612
       10    Marshall & Ilsley Corp. ..........................       400
       15    MBIA, Inc. .......................................       827
       10    MGIC Investment Corp. ............................       371
       11    Nationwide Financial Services, Inc. Class A.......       646
        3    Northern Trust Corp. .............................       200
       14    Old Republic International Corp. .................       262
        4    PartnerRe Ltd. (G)................................       309
       18    PMI Group, Inc. ..................................       617
        3    Principal Financial Group, Inc. ..................       192
        9    Protective Life Corp. ............................       387
       12    Radian Group, Inc. ...............................       405
        6    Raymond James Financial, Inc. ....................       178
        4    Reinsurance Group of America, Inc. ...............       202
        9    RenaissanceRe Holdings Ltd. ADR (G)...............       541
        7    SAFECO Corp. .....................................       436
        2    SL Green Realty Corp. ............................       279
        8    Synovus Financial Corp. ..........................       226
       15    Taubman Centers, Inc. ............................       729
       14    TCF Financial Corp. ..............................       339
        6    Transatlantic Holding, Inc. ......................       432
       10    UnionBanCal Corp. ................................       577
       21    Whitney Holding Corp. ............................       527
        5    XL Capital Ltd. Class A...........................       420
        5    Zions Bancorp ....................................       362
                                                                 --------
                                                                   24,753
                                                                 --------
             HEALTH CARE -- 3.2%
        8    Amerisource Bergen Corp. .........................       367
       20    Coventry Health Care, Inc. (D)....................     1,094
       13    King Pharmaceuticals, Inc. (D)....................       223
        5    Quest Diagnostics, Inc. ..........................       261
       11    Watson Pharmaceuticals, Inc. (D)..................       339
                                                                 --------
                                                                    2,284
                                                                 --------
             SERVICES -- 4.8%
       12    Avaya, Inc. (D)...................................       190
       26    Avis Budget Group, Inc. (D).......................       675
        4    Computer Sciences Corp. (D).......................       231
       12    Discovery Holding Co. (D).........................       278
       14    Electronic Data Systems Corp. ....................       364
       10    Liberty Global, Inc. (D)(G).......................       436
        2    Liberty Media Holding -- Capital Series A (D).....       228
       33    Novell, Inc. (D)..................................       221
        7    R.R. Donnelley & Sons Co. ........................       279
       20    Service Corp. International.......................       244
        6    URS Corp. (D).....................................       310
                                                                 --------
                                                                    3,456
                                                                 --------

                                                                  MARKET
  SHARES                                                         VALUE (W)
----------                                                       ---------
             TECHNOLOGY -- 7.8%
       19    ADC Telecommunications, Inc. (D)..................  $    349
        9    Arrow Electronics, Inc. (D).......................       329
       48    Atmel Corp. (D)...................................       256
       16    CA, Inc. .........................................       409
        6    CenturyTel, Inc. .................................       266
       15    Compuware Corp. (D)(G)............................       144
        8    Dover Corp. ......................................       382
       10    Juniper Networks, Inc. (D)(G).....................       294
        3    L-3 Communications Holdings, Inc. ................       263
        8    Lexmark International, Inc. ADR (D)(G)............       322
        4    NCR Corp. (D)(G)..................................       193
       13    SanDisk Corp. (D)(G)..............................       686
        3    Teleflex, Inc. ...................................       245
        4    Telephone and Data Systems, Inc. .................       256
       25    Tellabs, Inc. (D).................................       281
        3    U.S. Cellular Corp. (D)(G)........................       335
        6    Whirlpool Corp. ..................................       567
                                                                 --------
                                                                    5,577
                                                                 --------
             TRANSPORTATION -- 2.3%
       13    CSX Corp. ........................................       617
       15    Kansas City Southern (D)(G).......................       514
        4    Overseas Shipholding Group, Inc. .................       279
        4    Teekay Shipping Corp. (G).........................       241
                                                                 --------
                                                                    1,651
                                                                 --------
             UTILITIES -- 8.2%
       11    American Electric Power Co., Inc. ................       483
       12    CMS Energy Corp. .................................       200
        5    Consolidated Edison, Inc. ........................       212
        5    Constellation Energy Group, Inc. .................       377
        8    DTE Energy Co. ...................................       352
       12    Edison International..............................       624
        7    MDU Resources Group, Inc. ........................       199
       15    Mirant Corp. (D)(G)...............................       564
       10    Northeast Utilities...............................       284
       12    Pepco Holdings, Inc. .............................       322
        7    PG&E Corp. .......................................       313
        7    PPL Corp. ........................................       311
        6    Progress Energy, Inc. ............................       271
        9    Questar Corp. ....................................       484
       26    Reliant Resouces, Inc. (D)........................       673
       14    Sierra Pacific Resources (D)......................       218
                                                                 --------
                                                                    5,887
                                                                 --------
             Total common stock
               (cost $73,970)..................................  $ 70,366
                                                                 --------
EXCHANGE TRADED FUNDS -- 0.4%
             FINANCE -- 0.4%
        2    iShares Russell Midcap Value......................  $    297
                                                                 --------
             Total exchange traded funds
               (cost $306).....................................  $    297
                                                                 --------
             Total long-term investments
               (cost $74,276)..................................  $ 70,663
                                                                 --------

 THE HARTFORD SELECT MIDCAP VALUE FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ---------
 SHORT-TERM INVESTMENTS -- 18.9%
             REPURCHASE AGREEMENTS -- 5.7%
             BNP Paribas Securities Corp.
               Repurchase Agreement (maturing on 08/01/2007 in
               the amount of $1,075, collateralized by U.S.
               Treasury Bond 6.25% 2023 value of $1,104)
$   1,075      5.07% dated 08/01/2007..........................  $  1,075
             RBS Greenwich Capital Markets Repurchase Agreement
               (maturing on 08/01/2007 in the amount of $1,433,
               collateralized by U.S. Treasury Note 12.00% 2013
               value of $1,463)
    1,433      5.05% dated 08/01/2007..........................     1,433
             UBS Securities, Inc. Repurchase Agreement
               (maturing on 08/01/2007 in the amount of $1,570,
               collateralized by U.S. Treasury Bond 8.00% 2021
               value of $1,611)
    1,570      5.07% dated 08/01/2007..........................     1,570
                                                                 --------
                                                                    4,078
                                                                 --------
  SHARES
----------
             SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
             LENDING -- 13.2%
             CASH COLLATERAL REINVESTMENT FUND:
    9,207    Navigator Prime Portfolio.........................     9,207
                                                                 --------
PRINCIPAL
  AMOUNT
----------
             U.S. TREASURY COLLATERAL SECURITIES:
             U.S. Treasury Bond
$       3      2.00%, 01/15/2026...............................  $      3
      147      2.38%, 01/15/2025 -- 01/15/2027.................       158
       70      3.63%, 04/15/2028...............................       108
       --      5.25%, 02/15/2029...............................        --
       --      6.00%, 08/15/2023...............................        --
             U.S. Treasury Note
        1      1.63%, 01/15/2015...............................         1
       --      1.88%, 07/15/2015...............................         1
       --      3.00%, 07/15/2012...............................        --
                                                                 --------
                                                                      271
                                                                 --------
                                                                    9,478
                                                                 --------
             Total short-term investments
               (cost $13,556)..................................  $ 13,556
                                                                 --------


             Total investments
               (cost $87,832) (C)..............................  117.3%    $ 84,219
             Other assets and liabilities......................  (17.3)%    (12,438)
                                                                 -----     --------
             Total net assets..................................  100.0%    $ 71,781
                                                                 =====     ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.34% of total net assets at July 31, 2007.

  (C)At July 31, 2007, the cost of securities for federal income tax purposes was $88,007 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation.........................  $ 1,870
      Unrealized Depreciation.........................   (5,658)
                                                        -------
      Net Unrealized (Depreciation)...................  $(3,788)
                                                        =======

  (D)Currently non-income producing.

 (G) Security is partially on loan at July 31, 2007.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 THE HARTFORD SELECT SMALLCAP VALUE FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 98.0%
            BASIC MATERIALS -- 9.7%
      4     Ampco-Pittsburgh Corp. ...........................  $    160
      7     AptarGroup, Inc. #................................       269
     43     Balchem Corp. #...................................       737
      1     Barnes Group, Inc. ...............................        37
      3     Blount International (D)..........................        31
     12     Buckeye Technologies, Inc. (D)....................       187
      4     CF Industries Holdings, Inc. .....................       224
      2     CIRCOR International, Inc. .......................        84
      1     Cooper Tire & Rubber Co. .........................        11
     42     Glatfelter........................................       564
      1     Grace (W.R.) & Co. (D)............................        25
      4     H.B. Fuller Co. ..................................       114
      7     Hercules, Inc. (D)................................       138
      7     Innospec, Inc. ...................................       183
     30     Landec Corp. (D)..................................       341
     41     Matthews International Corp. Class A #............     1,580
     16     Neenah Paper, Inc. ...............................       627
      2     OM Group, Inc. (D)................................        81
      3     Quanex Corp. .....................................       140
      5     Rock Tenn Co. Class A.............................       163
      6     Rockwood Holdings, Inc. (D).......................       217
     25     RPM International, Inc. ..........................       581
     41     Select Comfort Corp. (D)..........................       653
      3     Sensient Technologies Corp. ......................        85
      3     Silgan Holdings, Inc. ............................       162
      5     Spartech Corp. ...................................       117
     57     Tempur-Pedic International, Inc. .................     1,782
      7     Tredegar Corp. ...................................       136
      7     Tupperware Brands Corp. ..........................       190
     11     USEC, Inc. (D)....................................       179
     12     Watts Water Technologies, Inc. ...................       426
                                                                --------
                                                                  10,224
                                                                --------
            CAPITAL GOODS -- 6.3%
      4     ACCO Brands Corp. (D).............................        91
      2     Asyst Technologies, Inc. (D)......................        11
      2     Axcelis Technologies, Inc. (D)....................        10
      1     Blyth, Inc. ......................................        12
      3     Brooks Automation, Inc. (D).......................        46
      1     Cascade Corp. ....................................        75
     47     Clarcor, Inc. ....................................     1,618
      4     Columbus McKinnon Corp. (D).......................       108
     11     Compass Diversified Trust.........................       166
      3     Cymer, Inc. (D)...................................       107
      5     Enpro Industries, Inc. (D)........................       177
      3     Entegris, Inc. (D)................................        37
      4     Goodman Global, Inc. (D)..........................        87
      2     Gulf Island Fabrication...........................        79
      2     Helen of Troy Ltd. (D)............................        35
     23     Hexcel Corp. (D)..................................       496
      1     Imation Corp. ....................................        17
      4     Jakks Pacific, Inc. (D)...........................        84
     25     K2, Inc. (D)......................................       365
     --     Kaman Corp. ......................................        10
      1     Leapfrog Enterprises, Inc. (D)....................         6

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            CAPITAL GOODS -- (CONTINUED)
     23     Lincoln Electric Holdings, Inc. ..................  $  1,677
      4     MKS Instruments, Inc. (D).........................        87
      2     Modine Manufacturing Co. .........................        40
      1     Nacco Industries, Inc. Class A....................       105
      3     Nordson Corp. ....................................       158
      3     Oil States International, Inc. (D)................       109
     13     Photronics, Inc. (D)..............................       179
     15     RC2 Corp. (D).....................................       517
      5     Rudolph Technologies, Inc. (D)....................        83
      1     SauerDanfoss, Inc. ...............................        19
      2     Steinway Musical Instruments......................        66
                                                                --------
                                                                   6,677
                                                                --------
            CONSUMER CYCLICAL -- 15.4%
      1     99 Cents Only Stores (D)..........................        12
     --     A.M. Castle & Co. ................................        11
      2     Adaptec, Inc. (D).................................         5
      7     AFC Enterprises, Inc. (D).........................       110
     23     Aftermarket Technology Corp. (D)#.................       678
      8     Agilysys, Inc. ...................................       144
      6     Arvinmeritor, Inc. ...............................       121
     --     Beazer Homes USA, Inc. ...........................         1
     25     Blockbuster, Inc. Class A (D).....................       106
     38     Borders Group, Inc. ..............................       622
      6     BorgWarner, Inc. .................................       501
      6     Brookfield Homes Corp. ...........................       121
      1     Brown Shoe Co., Inc. .............................        17
      3     CBRL Group, Inc. .................................       111
      3     CEC Entertainment, Inc. (D).......................       101
      2     Charming Shoppes, Inc. (D)........................        16
      8     Chemed Corp. .....................................       487
     35     Cherokee, Inc. ...................................     1,217
     18     Children's Place Retail Stores, Inc. (D)..........       614
      2     Columbia Sportswear Co. ..........................       138
      3     Commercial Vehicles Group, Inc. (D)...............        40
      4     CompX International, Inc. ........................        59
      1     Core-Mark Holding Co., Inc. (D)...................        31
     13     CSK Automotive Corp. (D)..........................       180
     --     Domino's Pizza, Inc. .............................         8
      8     Dress Barn, Inc. (D)..............................       146
      7     Dycom Industries, Inc. (D)........................       184
      2     EMCOR Group, Inc. (D).............................        86
     19     Fred's, Inc. .....................................       228
      3     FTD Group, Inc. ..................................        52
     --     Great Atlantic & Pacific Tea Co., Inc. (D)........        12
     20     Group 1 Automotive, Inc. .........................       733
      6     Hot Topic, Inc. (D)...............................        55
     35     Huttig Building Products, Inc. (D)................       219
      2     i2 Technologies, Inc. (D).........................        32
     18     ICU Medical, Inc. (D).............................       605
      3     IKON Office Solutions, Inc. ......................        39
      6     Insight Enterprises, Inc. (D).....................       138
      1     Jack in the Box, Inc. (D).........................        50
      1     Jo-Ann Stores, Inc. (D)...........................        14
      6     Kellwood Co. .....................................       151
      1     Kimball International, Inc. ......................         7

 THE HARTFORD SELECT SMALLCAP VALUE FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            CONSUMER CYCLICAL -- (CONTINUED)
      6     Lear Corp. (D)....................................  $    191
      2     Maidenform Brands, Inc. (D).......................        41
     53     McGrath RentCorp..................................     1,589
      1     Meritage Homes Corp. (D)..........................        16
      2     Nash Finch Co. ...................................        72
      2     O' Charley's, Inc. ...............................        41
     33     Owens & Minor, Inc. ..............................     1,269
      2     Oxford Industries.................................        81
     22     Papa John's International, Inc. (D)...............       584
      7     Payless ShoeSource, Inc. (D)......................       181
     13     Performance Food Group Co. (D)....................       361
      3     Perini Corp. (D)..................................       172
     27     School Specialty, Inc. (D)#.......................       923
      1     Sealy Corp. ......................................        11
      5     Standard Motor Products...........................        67
      2     Talbots, Inc. ....................................        37
     10     United Stationers, Inc. (D).......................       640
      2     Village Super Market, Inc. .......................        75
      2     Visteon Corp. (D).................................        13
      4     Warnaco Group, Inc. (D)...........................       148
      1     Wolverine World Wide, Inc. .......................        24
     39     World Fuel Services Corp. ........................     1,587
                                                                --------
                                                                  16,325
                                                                --------
            CONSUMER STAPLES -- 2.4%
     21     Chattem, Inc. (D).................................     1,202
      3     Elizabeth Arden, Inc. (D).........................        73
      3     Hain Celestial Group, Inc. (D)....................        84
     18     J&J Snack Foods Corp. ............................       617
     --     Seaboard Corp. ...................................       230
      4     TreeHouse Foods, Inc. (D).........................        95
      4     Universal Corp. ..................................       226
                                                                --------
                                                                   2,527
                                                                --------
            ENERGY -- 5.8%
      3     Berry Petroleum Co. ..............................       104
      1     Bill Barrett Corp. (D)............................        22
      1     Bois d'Arc Energy, Inc. (D).......................        18
     --     Callon Petroleum Corp. (D)........................         5
     59     Crosstex Energy, Inc. ............................     1,691
      4     Energy Partners Ltd. (D)..........................        70
      9     Exco Resources, Inc. (D)..........................       152
     24     Grey Wolf, Inc. (D)...............................       178
      1     Harvest Natural Resources, Inc. (D)...............        14
     11     Headwaters, Inc. (D)..............................       181
      4     Laclede Group, Inc. ..............................       128
      9     New Jersey Resources Corp. .......................       414
      1     Newpark Resources, Inc. (D).......................         5
      2     Nicor, Inc. ......................................        80
      3     Northwest Natural Gas Co. ........................       146
     11     Oceaneering International, Inc. (D)...............       618
      1     Petrohawk Energy Corp. (D)........................         9
      4     Piedmont Natural Gas..............................        83
     16     Quicksilver Resources, Inc. (D)...................       674
      8     Rosetta Resources, Inc. (D).......................       140

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            ENERGY -- (CONTINUED)
     --     South Jersey Industries, Inc. ....................  $      9
      4     Southwest Gas Corp. ..............................       129
     --     Stone Energy Corp. (D)............................         4
     33     WD40 Co. .........................................     1,082
      5     WGL Holdings, Inc. ...............................       138
      1     Whiting Petroleum Corp. (D).......................        58
                                                                --------
                                                                   6,152
                                                                --------
            FINANCE -- 24.0%
      9     Affordable Reside (D).............................       101
      2     AMCORE Financial, Inc. ...........................        57
     13     American Equity Investment Life Holding Co. ......       146
      3     American Financial Realty Trust...................        25
      9     American Home Mortgage Investment Corp. #.........        10
      4     American Physicians Capital, Inc. (D).............       155
      4     Amerigroup Corp. (D)..............................       112
      3     Anchor Bancorp Wisconsin..........................        60
      9     Anthracite Capital, Inc. .........................        83
     --     Anworth Mortgage Asset Corp. .....................         1
      3     Apollo Investment Corp. ..........................        67
      5     Arbor Realty Trust................................       103
    104     Ares Capital Corp. ...............................     1,632
      1     Argonaut Group, Inc. .............................        38
     14     Ashford Hospitality #.............................       146
     11     Aspen Insurance Holdings Ltd. ....................       257
      6     Assured Guaranty Ltd. ............................       144
      1     Asta Funding, Inc. ...............................        40
      2     Avatar Holdings, Inc. (D).........................       143
      1     Bancfirst Corp. ..................................        49
     10     Banco Latinoamericano de Exportaciones S.A. ADR
              Class E.........................................       177
      2     Berkshire Hills Bancorp, Inc. ....................        50
     23     Boston Private Financial Holdings, Inc. ..........       574
     15     CapLease, Inc. ...................................       138
     72     Cathay General Bancorp............................     2,195
      2     Cedar Shopping Court..............................        21
      8     Centene Corp. (D).................................       166
      7     Centennial Bank Holdings, Inc. (D)................        42
      4     Central Pacific Financial Corp. ..................       110
      5     Chemical Financial Corp. .........................       115
     12     Citizens Republic Bancorp, Inc. ..................       196
     --     City Bank Lynnwood Wash...........................         7
      4     City Holding Co. .................................       142
      4     Clayton Holdings, Inc. (D)........................        32
     --     Columbia Banking Systems, Inc. ...................         5
      3     Commerce Group, Inc. .............................        72
      3     CompuCredit Corp. (D).............................        85
     65     Corus Bankshares, Inc. ...........................     1,066
     54     CVB Financial Corp. ..............................       529
      2     Delphi Financial Group Class A....................        68
      2     Downey Financial Corp. ...........................       112
     --     Education Realty Trust, Inc. .....................         3
     27     Entertainment Properties Trust....................     1,181
      5     Equity One, Inc. .................................       120
      1     Extra Space Storage, Inc. ........................        18
      4     FBL Financial Group Class A.......................       149

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            FINANCE -- (CONTINUED)
     27     Financial Federal Corp. ..........................  $    757
      3     First Bancorp NC..................................        60
     15     First BanCorp Puerto Rico.........................       140
      3     First Charter Corp. ..............................        61
      9     First Commonwealth Financial Corp. ...............        82
     --     First Community Bancorp, Inc. ....................        15
     --     First Community Bancshares........................         5
      1     First Industrial Realty Trust, Inc. ..............        54
      6     First Merchants Corp. ............................       113
      2     First Mercury Financial Corp. (D).................        45
     --     First Midwest Bancorp, Inc. ......................        14
      1     First Niagara Financial Group, Inc. ..............        15
      1     First Place Financial.............................        16
      3     FirstFed Financial Corp. (D)......................       147
      5     FirstMerit Corp. .................................        97
      9     Flagstone Reinsurance Holdings....................       108
      6     FNB Corp. ........................................        85
      4     FPIC Insurance Group, Inc. (D)....................       153
      1     Fremont General...................................         6
     27     Friedman Billings Ramsey Group, Inc. .............       134
      1     Frontier Financial Corp. .........................        17
      3     Gladstone Capital Corp. ..........................        62
      7     Gramercy Capital Corp. ...........................       168
      5     Great Southern Bancorp, Inc. .....................       122
      1     Hanmi Financial Corp. ............................         9
     --     Harleysville Group, Inc. .........................        10
     13     Hersha Hospitality Trust..........................       138
      2     HFF, Inc. (D).....................................        24
      1     Highwoods Properties, Inc. .......................        21
      6     Horace Mann Educators Corp. ......................       104
     13     Impac Mortgage Holdings, Inc. ....................        34
     --     Independent Bank Corp. (Massachusetts)............         3
      5     Independent Bank Corp. (Michigan).................        60
      4     Integra Bank Corp. ...............................        79
     25     International Bancshares Corp. ...................       540
      1     IPC Holdings Ltd. ................................        15
      8     Irwin Financial Corp. ............................        93
      2     ITLA Capital Corp. ...............................        65
      8     JER Investors Trust, Inc. ........................        90
      1     Kansas City Life Insurance Co. ...................        33
      5     KNBT Bancorp, Inc. ...............................        70
     --     Knight Capital Group, Inc. (D)....................         3
      6     LaBranche & Co., Inc. (D).........................        41
      2     Lakeland Bancorp, Inc. ...........................        26
     11     Luminent Mortgage Trust...........................        80
      2     Macatawa Bankcorp.................................        17
     --     MainSource Financial Group, Inc. .................         5
    113     MCG Capital Corp. ................................     1,635
      2     Medical Properties Trust, Inc. ...................        22
     22     MFA Mortgage Investments, Inc. ...................       154
      3     Midland Co. ......................................       124
     --     N B T Bancorp.....................................         7
     37     National Financial Partners Corp. #...............     1,697
      5     National Penn Bancshares, Inc. ...................        69
      9     National Retail Properties, Inc. .................       188

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            FINANCE -- (CONTINUED)
      4     Navigators Group, Inc. (D)........................  $    194
      9     Newalliance Bancs.................................       120
      7     Newcastle Investment Corp. .......................       124
      9     NGP Capital Resources Co. ........................       143
      3     Novastar Financial Inc. ..........................        30
     --     Ocwen Financial Corp. (D).........................         1
     10     Old National Bankcorp.............................       145
      2     Omega Financial Corp. ............................        46
     18     Oriental Financial Group, Inc. ...................       164
      4     Pacific Capital Bancorp...........................        83
      2     Park National Corp. ..............................       151
     --     Peoples Bancorp, Inc. ............................         7
      8     Phoenix Cos.......................................       109
      4     Piper Jaffray Cos. (D)............................       196
     11     PMA Capital Corp. Class A (D).....................        97
     --     ProAssurance Corp. (D)............................        10
     15     Prosperity Bancshares, Inc. ......................       413
      4     Provident Bankshares Corp. .......................       109
      3     Provident Financial Services, Inc. ...............        39
      2     Quadra Realty Trust, Inc. (D).....................        13
      3     Ramco-Gershenson Properties Trust.................        92
     --     Renasant Corp. ...................................         8
     --     Rent-A-Center, Inc. (D)...........................         6
      6     Resource Capital Corp. ...........................        56
      3     RLI Corp. ........................................       145
      5     S&T Bancorp, Inc. ................................       158
     --     Sandy Spring Bancorp, Inc. .......................         8
      3     Santander Bancorp.................................        40
      3     Seabright Insurance Holdings (D)..................        56
     32     Selective Insurance Group #.......................       648
      5     Senior Housing Properties Trust...................        86
      2     Simmons First National Corp. .....................        54
      2     Southwest Bancorp.................................        34
      9     Spirit Finance Corp. .............................       135
     10     StanCorp Financial Group, Inc. ...................       484
      5     State Automotive Financial Corp. .................       136
      1     Sterling Bancshares, Inc. ........................         7
      3     Sterling Financial Corp. .........................        70
     --     Sun Bancorp, Inc. (D).............................         3
      9     Sunstone Hotel Investors, Inc. ...................       228
     33     Superior Bancorp (D)..............................       280
      7     Susquehanna Bancshares, Inc. .....................       125
      2     SWS Group, Inc. ..................................        34
     11     Symmetricom, Inc. (D).............................        81
      4     Taylor Capital Group, Inc. .......................       119
      1     Triad Guaranty, Inc. (D)..........................        25
     63     Trustco Bank Corp. ...............................       585
      1     Trustmark Corp. ..................................        28
      1     Umpqua Holdings Corp. ............................        10
      1     United Bankshares, Inc. ..........................        15
      2     United Community Financial........................        15
      5     United Fire & Casualty............................       158
     17     UTStarcom, Inc. (D)...............................        56
    127     W Holding Co., Inc. ..............................       281
      4     Waddell and Reed Financial, Inc. Class A..........       108
      6     WesBanco, Inc. ...................................       134

 THE HARTFORD SELECT SMALLCAP VALUE FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            FINANCE -- (CONTINUED)
     --     West Coast Bancorp................................  $      6
     --     Wilshire Bancorp, Inc. ...........................         2
                                                                --------
                                                                  25,384
                                                                --------
            HEALTH CARE -- 4.3%
     19     Advanced Medical Optics, Inc. (D).................       587
     --     Alliance Imaging, Inc. (D)........................         4
      2     Apria Healthcare Group, Inc. (D)..................        61
      1     CONMED Corp. (D)..................................        17
     11     Cooper Co., Inc. .................................       551
      4     Cross Country Healthcare, Inc. (D)................        69
      1     Forrester Research, Inc. (D)......................        19
      1     Incyte Corp. (D)..................................         4
     24     Landauer, Inc. #..................................     1,123
     17     Magellan Health Services, Inc. (D)................       690
      4     MedCath Corp. (D).................................       110
     --     Nu Skin Enterprises, Inc. Class A.................         2
     --     Odyssey HealthCare, Inc. (D)......................         5
     --     Par Pharmaceutical Cos., Inc. (D).................         5
      1     Perrigo Co. ......................................        14
      2     PharmaNet Development Group, Inc. (D).............        45
     12     Prestige Brands Holdings, Inc. (D)................       153
      1     Rehabcare Group, Inc. (D).........................        17
      6     Sciele Pharma, Inc. (D)...........................       128
      6     STERIS Corp. .....................................       175
     --     Sunrise Senior Living, Inc. (D)...................         8
      8     ViroPharma, Inc. (D)..............................       108
     21     Young Innovations, Inc. ..........................       623
                                                                --------
                                                                   4,518
                                                                --------
            SERVICES -- 13.8%
      7     3Com Corp. (D)#...................................        28
     25     ABM Industries, Inc. .............................       624
      9     American Greetings Corp. Class A..................       211
      2     Ameristar Casinos, Inc. ..........................        66
      5     Asset Acceptance..................................        74
     24     Avid Technology, Inc. (D).........................       770
      3     Belo Corp. Class A................................        59
      1     Black Box Corp. ..................................        22
     18     Business Objects S.A. ADR (D).....................       824
     13     CACI International, Inc. Class A (D)..............       604
      8     Central European Media Enterprises Ltd. (D).......       694
      1     CIBER, Inc. (D)...................................         5
     20     Citadel Broadcasting Corp. .......................        99
      1     Coinstar, Inc. (D)................................        16
     25     Computer Services, Inc. ..........................       984
     33     Corinthian Colleges, Inc. (D).....................       445
      2     DynCorp International, Inc. (D)...................        43
      1     Entercom Communications Corp. ....................        22
      1     Entravision Communications Corp.
            Class A (D).......................................         9
      1     Foundry Networks, Inc. (D)........................        13
     11     G & K Services, Inc. Class A......................       391
     16     Gray Television, Inc. ............................       131
      1     Healthspring, Inc. (D)............................        14

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            SERVICES -- (CONTINUED)
      3     Heidrick & Struggles International, Inc. (D)......  $    167
     60     Inter-Tel, Inc. ..................................     1,488
      1     Jackson Hewitt Tax Service, Inc. .................        19
      5     Journal Communications, Inc. .....................        48
      5     Kelly Services, Inc. .............................       132
     --     Kforce, Inc. (D)..................................         1
      7     Lee Enterprises, Inc. ............................       114
      9     Lin TV Corp. (D)..................................       129
      1     Manhattan Associates, Inc. (D)....................        30
      4     Mentor Graphics Corp. (D).........................        47
      1     MPS Group, Inc. (D)...............................        18
     41     Navigant Consulting, Inc. (D).....................       646
      6     Parametric Technology Corp. (D)...................       104
      7     Perot Systems Corp. Class A (D)...................       104
     30     Plexus Corp. (D)..................................       715
      4     Premiere Global Services, Inc. (D)................        43
      1     Radio One, Inc. Class D (D).......................         5
     18     Spherion Corp. (D)................................       161
     --     Standard Parking Corp. (D)........................         7
     23     Stewart Enterprises, Inc. ........................       162
     54     Syntel, Inc. .....................................     1,941
      3     Tetra Technologies, Inc. (D)......................        55
     24     TETRA Technologies, Inc. (D)......................       654
     16     Unifirst Corp. ...................................       605
     71     Unisys Corp. (D)..................................       574
      5     Viad Corp. .......................................       187
      2     Volt Information Sciences, Inc. (D)#..............        24
      6     Waste Connections, Inc. (D).......................       178
     --     Watson Wyatt Worldwide, Inc. .....................         8
      5     Westwood One, Inc. ...............................        26
      1     Wright Express Corp. (D)..........................        39
                                                                --------
                                                                  14,579
                                                                --------
            TECHNOLOGY -- 9.8%
      1     A.O. Smith Corp. .................................        60
      7     Actel Corp. (D)...................................        84
      3     Alaska Communications Systems Group...............        43
     12     AMETEK, Inc. .....................................       468
      1     Anaren Microwave, Inc. (D)........................        10
      1     Avocent Corp. (D).................................        19
      1     Bel Fuse, Inc. Class B............................        27
     27     Benchmark Electronics, Inc. (D)...................       588
      1     Bio-Rad Laboratories, Inc. Class A (D)............       110
     --     Bottomline Technologies, Inc. (D).................         2
      6     Checkpoint Systems, Inc. (D)......................       142
     27     Cincinnati Bell, Inc. (D)#........................       139
     14     CMGI, Inc. (D)....................................        22
     27     Coherent, Inc. (D)................................       794
      9     Consolidated Communications Holdings, Inc. .......       158
     28     Credence Systems Corp. (D)........................       100
      2     CSG Systems International, Inc. (D)#..............        44
      1     CTS Corp. ........................................        18
      6     Cubic Corp. ......................................       157
      6     Deluxe Corp. .....................................       238
      6     Digi International, Inc. (D)......................        90
     27     Electronics for Imaging, Inc. (D).................       692

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
      8     Emulex Corp. (D)..................................  $    155
      5     Enersys (D).......................................        92
      1     Extreme Networks, Inc. (D)........................         5
     --     FairPoint Communications, Inc. ...................         2
     69     General Communication, Inc. Class A (D)#..........       798
     --     Genesis Microchip, Inc. (D).......................         4
      3     GrafTech International Ltd. (D)...................        41
      2     Greatbatch, Inc. (D)..............................        62
     17     Harris Interactive, Inc. (D)#.....................        75
      7     Interactive Data Corp. ...........................       186
      8     Interwoven, Inc. (D)..............................       105
      1     iPass, Inc. (D)...................................         3
     17     iPCS, Inc. .......................................       559
     14     Kemet Corp. (D)...................................       101
     15     Komag, Inc. (D)...................................       480
     --     Littelfuse, Inc. (D)..............................        11
     11     Methode Electronics, Inc. ........................       179
     49     MSC.Software Corp. (D)............................       636
      3     Newport Corp. (D).................................        43
     14     Palm, Inc. (D)....................................       212
      4     Park Electrochemical Corp. .......................       119
     11     Pegasystems, Inc. ................................       113
      2     Pericom Semiconductor Corp. (D)...................        24
      1     Plantronics, Inc. ................................        22
      2     Quantum Corp. (D).................................         6
     13     RealNetworks, Inc. (D)............................        93
     23     RF Micro Devices, Inc. (D)........................       159
     10     Roper Industries, Inc. ...........................       588
      1     Rural Cellular Corp. Class A (D)..................        34
      1     SAVVIS, Inc. (D)..................................        26
     18     Schwak, Inc. .....................................       334
     33     Silicon Storage Technology, Inc. (D)..............       118
      2     Skyworks Solutions, Inc. (D)......................        17
      3     SonicWALL, Inc. (D)...............................        24
      7     Stoneridge, Inc. (D)..............................        93
      7     Surewest Communications...........................       175
      1     Sybase, Inc. (D)..................................        27
      2     Sycamore Networks, Inc. (D).......................         8
      7     Syniverse Holdings, Inc. (D)......................        98
     23     Tibco Software, Inc. (D)..........................       190
      1     TriQuint Semiconductor, Inc. (D)..................         7
      2     TTM Technologies, Inc. (D)........................        29
      9     United Online, Inc. ..............................       126
     --     USA Mobility, Inc. ...............................         2
      1     Varian, Inc. (D)..................................        45
      7     Vignette Corp. (D)................................       145
      1     Zoran Corp. (D)...................................        11
                                                                --------
                                                                  10,387
                                                                --------
            TRANSPORTATION -- 4.8%
      1     Alaska Air Group, Inc. (D)........................        19
      4     Atlas Air Worldwide Holdings, Inc. (D)............       195
      5     ExpressJet Holdings, Inc. (D).....................        25
      7     General Maritime Corp. ...........................       185
      4     Gulfmark Offshore, Inc. (D).......................       183

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            TRANSPORTATION -- (CONTINUED)
      3     Heartland Express, Inc. ..........................  $     52
      4     Hornbeck Offshore Services, Inc. (D)..............       159
     45     Landstar System, Inc. ............................     2,064
      3     Polaris Industries, Inc. .........................       163
      7     Republic Airways Holdings, Inc. (D)...............       135
      4     SkyWest, Inc. ....................................        99
     13     Thor Industries, Inc. ............................       533
      9     Tsakos Energy Navigation Ltd. ....................       625
     16     USA Truck, Inc. (D)...............................       277
     13     Winnebago Industries, Inc. .......................       356
                                                                --------
                                                                   5,070
                                                                --------
            UTILITIES -- 1.7%
      4     Black Hills Corp. ................................       149
      7     El Paso Electric Co. (D)#.........................       168
      2     Empire District Electric Co. .....................        33
      1     IDACORP, Inc. ....................................        40
     11     ITC Holdings Corp. ...............................       463
     25     Pike Electric Corp. (D)...........................       502
      6     PNM Resources, Inc. ..............................       147
      1     Portland General Electric Co. ....................        21
      2     UIL Holdings Corp. ...............................        68
      8     Westar Energy, Inc. ..............................       182
                                                                --------
                                                                   1,773
                                                                --------
            Total common stock
              (cost $106,506).................................  $103,616
                                                                --------
PRINCIPAL
AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 2.4%
            FINANCE -- 2.4%
 $1,060     Federated Investors Prime Obligations Fund........  $  1,060
    658     State Street Bank Money Market Fund...............       658
                                                                --------
            UBS Americas Commercial Paper
    840       5.33%, 08/01/2007...............................       840
                                                                --------
            Total short-term investments
              (cost $2,558)...................................  $  2,558
                                                                --------

            Total investments
              (cost $109,064) (C).............................  100.4%    $106,174
            Other assets and liabilities......................   (0.4)%       (432)
                                                                -----     --------
            Total net assets..................................  100.0%    $105,742
                                                                =====     ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 1.08% of total net assets at July 31, 2007.

  (C)At July 31, 2007, the cost of securities for federal income tax purposes was $109,064 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation.........................  $ 6,925
      Unrealized Depreciation.........................   (9,815)
                                                        -------
      Net Unrealized (Depreciation)...................  $(2,890)
                                                        =======

 THE HARTFORD SELECT SMALLCAP VALUE FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

  # This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

  (D)Currently non-income producing.

     FUTURES CONTRACTS OUTSTANDING AT JULY 31, 2007

                                                                      UNREALIZED
                               NUMBER OF               EXPIRATION   APPRECIATION/
      DESCRIPTION              CONTRACTS*   POSITION     MONTH      (DEPRECIATION)
      -----------              ----------   --------   ----------   --------------
      Russell Mini Futures         5          Long     Sep, 2007         $(29)

     * The number of contracts does not omit 000's.

       Cash of $16 was pledged as initial margin deposit for open futures contracts at July 31,2007.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 THE HARTFORD SHORT DURATION FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ---------
 ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 42.7%
             FINANCE -- 42.7%
             ACE Securities Corp.
$      67      3.28%, 08/15/2030 (I)...........................  $     67
             American Express Credit Account Master Trust
      246      5.82%, 02/15/2012 (I)(L)........................       246
             AmeriCredit Automobile Receivables Trust
      416      2.87%, 02/07/2011...............................       414
    1,241      4.22%, 07/06/2009...............................     1,236
      600      5.04%, 05/06/2011...............................       599
    1,400      5.07%, 07/06/2010...............................     1,398
             Auburn Funding LLC
    1,000      6.92%, 01/25/2012 (H)(L)........................       998
             Banc of America Securities Automotive Trust
    1,500      4.49%, 02/18/2013...............................     1,489
             Bank One Issuance Trust
    2,000      3.59%, 05/17/2010...............................     1,996
      347      4.54%, 09/15/2010...............................       345
             Bayview Commercial Asset Trust
      594      6.32%, 01/25/2035 (I)(L)........................       592
    6,426      7.00%, 07/25/2037 (H)(P)........................       921
   13,393      7.18%, 01/25/2037 (H)(P)........................     1,392
             Bayview Financial Acquisition Trust
    1,472      4.91%, 02/25/2033 (I)...........................     1,423
    2,000      5.64%, 11/28/2036...............................     2,000
             Bear Stearns Asset Backed Securities, Inc.
      778      5.16%, 09/25/2033...............................       761
             Bear Stearns Commercial Mortgage Securities, Inc.
   23,032      4.12%, 11/11/2041 (P)...........................       572
   57,331      4.65%, 02/11/2041 (P)...........................       609
  108,083      6.25%, 12/11/2040 (I)(P)........................       494
             Capital Automotive Receivables Asset Trust
      800      5.55%, 01/18/2011...............................       804
      200      5.77%, 05/20/2010 (I)...........................       201
      225      6.15%, 04/20/2011 (I)...........................       227
             Capital One Multi-Asset Execution Trust
    1,000      4.50%, 06/15/2011...............................       992
             Capital One Prime Automotive Receivables Trust
    2,000      3.11%, 11/15/2010...............................     1,994
             CBA Commercial Small Balance Commercial Mortgage
   24,168      7.00%, 07/25/2035 -- 06/25/2038 (H)(P)..........     1,415
   11,830      9.75%, 01/25/2039 (H)(P)........................     1,183
             Chase Issuance Trust
    4,000      4.23%, 01/15/2013...............................     3,913
             Chase Manhattan Automotive Owner Trust
      233      2.78%, 06/15/2010...............................       232
      579      2.94%, 06/15/2010...............................       576
             Citibank Credit Card Issuance Trust
    2,000      4.45%, 04/07/2010...............................     1,986
    2,000      4.85%, 02/10/2011...............................     1,993
    2,000      5.54%, 01/09/2012 (L)...........................     2,000

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ---------
             FINANCE -- (CONTINUED)
             CNH Equipment Trust
$     300      3.35%, 02/15/2011...............................  $    298
      750      4.93%, 12/17/2012...............................       746
             Commercial Mortgage Pass-Through Certificates
    3,304      3.59%, 03/10/2039 (I)(P)........................        76
    1,500      5.77%, 12/15/2020 (I)(L)........................     1,498
             Countrywide Asset-Backed Certificates
    1,500      5.57%, 11/25/2035...............................     1,496
    1,000      5.71%, 11/25/2035...............................       995
             CS First Boston Mortgage Securities Corp.
   13,458      4.17%, 07/15/2036 (I)(P)........................       241
             DaimlerChrysler Automotive Trust
      800      5.14%, 09/08/2012...............................       799
             Equity One ABS, Inc.
      300      7.82%, 07/25/2034 (H)(L)........................       300
             Ford Credit Automotive Owner Trust
    1,625      4.19%, 07/15/2009...............................     1,619
    2,924      5.29%, 04/15/2011...............................     2,927
      750      5.48%, 09/15/2011...............................       756
      500      5.68%, 06/15/2012...............................       503
             GE Capital Commercial Mortgage Corp.
    8,731      3.76%, 03/10/2040 (I)(P)........................       148
             GMAC Mortgage Corp. Loan Trust
    1,331      4.09%, 04/25/2033...............................     1,320
      500      4.62%, 04/25/2033...............................       496
             Goldman Sachs Automotive Loan Trust
      340      4.98%, 11/15/2013...............................       339
             Goldman Sachs Mortgage Securities Corp. II
    2,000      4.32%, 10/10/2028...............................     1,939
   20,138      4.38%, 08/10/2038 (I)(P)........................       181
             Granite Mortgages plc
      500      6.81%, 01/20/2043 (L)...........................       504
             Great America Leasing Receivables
    1,497      5.43%, 09/15/2008 (I)...........................     1,497
             Green Tree Financial Corp.
       12      7.30%, 01/15/2026...............................        12
             Hasco NIM Trust
      440      6.17%, 08/26/2036 (H)...........................       426
       90      6.25%, 12/26/2035 (H)...........................        87
             Hertz Vehicle Financing LLC
    1,000      4.93%, 02/25/2010 (I)...........................       996
             Home Equity Asset Trust
      251      4.75%, 06/27/2035 (H)...........................       151
      400      7.82%, 07/25/2037 (H)(L)........................       331
             Hyundai Automotive Receivables Trust
      612      4.10%, 08/15/2011...............................       607
    1,500      4.45%, 02/15/2012...............................     1,479
             JP Morgan Chase Commercial Mortgage Security Corp.
       49      2.92%, 01/12/2038...............................        49
   14,595      4.65%, 10/15/2037 (I)(P)........................       238
   37,912      4.82%, 08/12/2037 (P)...........................       135

 THE HARTFORD SHORT DURATION FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ---------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- (CONTINUED)
             FINANCE -- (CONTINUED)
$   1,343      5.34%, 05/12/2045...............................  $  1,339
    1,282      6.07%, 02/15/2020 (I)(L)........................     1,270
             LaSalle Commercial Mortgage Securities
   18,008      6.20%, 09/20/2043 (I)(P)........................       867
             LB-UBS Commercial Mortgage Trust
       --      3.17%, 12/15/2026...............................        --
      325      3.63%, 10/15/2029...............................       319
    2,109      4.25%, 12/15/2036 (I)(P)........................        52
             Lehman Brothers Small Balance Commercial
    1,380      6.77%, 09/27/2036 (I)...........................     1,373
             Long Beach Asset Holdings Corp.
      180      5.78%, 04/25/2046 (H)...........................       180
             Marlin Leasing Receivables LLC
      635      4.63%, 11/17/2008 (I)...........................       633
      314      5.09%, 08/15/2012 (I)...........................       312
    1,600      5.33%, 09/16/2013 (I)...........................     1,602
      579      5.63%, 09/16/2013 (I)...........................       550
             Memory Lane Advance Receivables Backed Notes
      600      5.03%, 10/24/2014 (I)...........................       595
             Merrill Lynch Mortgage Trust
   18,229      3.81%, 08/12/2039 (I)(P)........................       468
   18,752      3.96%, 10/12/2041 (I)(P)........................       519
   28,233      4.67%, 09/12/2042 (P)...........................       288
             Morgan Stanley Capital I
       76      2.80%, 12/15/2041...............................        75
      210      3.96%, 06/15/2040...............................       207
             Morgan Stanley Dean Witter Capital I
      166      5.38%, 01/15/2039...............................       166
             Nationstar Home Equity Loan Trust
      204      9.97%, 03/25/2037 (H)(L)........................       204
             Ocwen Advance Receivables Backed Notes
    1,500      5.34%, 11/24/2015 (I)...........................     1,480
             Providian Gateway Master Trust
      540      3.35%, 09/15/2011 (I)...........................       539
    1,000      4.05%, 11/15/2011 (I)...........................       996
             Renaissance Home Equity Loan Trust
      229      9.79%, 04/25/2037 (I)...........................       229
             Renaissance Home Equity Loan Trust, Class M7
      180      7.50%, 04/25/2037 (H)...........................       159
             Renaissance Home Equity Loan Trust, Class M8
      225      7.50%, 04/25/2037 (H)...........................       178
             Structured Asset Investment Loan Trust
    1,084      7.07%, 11/25/2033 (L)...........................     1,086
             Structured Asset Securities Corp.
      400      7.82%, 01/25/2037 (I)(L)........................       367
      450      7.82%, 02/25/2037 (H)(L)........................       395
             Superior Wholesale Inventory Financing Trust
      500      5.80%, 06/15/2010 (L)...........................       501

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ---------
             FINANCE -- (CONTINUED)
             USAA Automotive Owner Trust
$   1,000      5.66%, 03/15/2013...............................  $  1,009
             Wachovia Automotive Loan Owner Trust
    1,700      5.42%, 04/21/2014 (I)...........................     1,700
    1,000      5.54%, 12/20/2012 (I)...........................     1,003
             Wachovia Bank Commercial Mortgage Trust
      248      3.48%, 08/15/2041...............................       243
    5,928      3.65%, 02/15/2041 (I)(P)........................       145
             Washington Mutual Master Note Trust
    1,500      5.70%, 10/15/2013 (I)(L)........................     1,500
   17,780      7.00%, 11/23/2043 (I)(P)........................       889
             Wells Fargo Home Equity Trust
    1,900      5.62%, 04/25/2034 (L)...........................     1,887
             WFS Financial Owner Trust
      151      2.73%, 05/20/2011...............................       150
      643      3.25%, 05/20/2011...............................       642
    1,000      4.76%, 05/17/2013...............................       989
             Whole Automotive Loan Trust
      151      3.13%, 03/15/2011...............................       150
      104      3.37%, 03/15/2011...............................       104
             World Financial Network Credit Card Master
    1,000      7.77%, 05/15/2012 (L)...........................     1,013
             World Omni Automotive Receivables Trust
      134      3.62%, 07/12/2011...............................       132
                                                                 --------
             Total asset & commercial
               mortgage backed securities
               (cost $87,412)..................................  $ 86,762
                                                                 --------
CORPORATE BONDS: INVESTMENT GRADE -- 26.8%
             BASIC MATERIALS -- 1.2%
             Xstrata Finance Dubain Ltd.
    2,500      5.71%, 11/13/2009 (I)(L)........................  $  2,504
                                                                 --------
             CAPITAL GOODS -- 0.1%
             Textron, Inc.
      300      6.63%, 11/15/2007...............................       301
                                                                 --------
             CONSUMER CYCLICAL -- 0.5%
             Centex Corp.
      500      4.75%, 01/15/2008...............................       497
      500      5.61%, 08/01/2007 (L)...........................       500
                                                                 --------
                                                                      997
                                                                 --------
             CONSUMER STAPLES -- 0.9%
             Diageo Capital plc
      860      3.38%, 03/20/2008...............................       848
             Miller Brewing Co.
    1,000      4.25%, 08/15/2008 (I)...........................       986
                                                                 --------
                                                                    1,834
                                                                 --------
             ENERGY -- 1.0%
             Transocean, Inc.
    2,000      5.55%, 09/05/2008 (L)...........................     1,999
                                                                 --------

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ---------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
        v    FINANCE -- 16.6%
             American General Finance Corp.
$   1,000      2.75%, 06/15/2008...............................  $    980
             Bear Stearns & Co., Inc.
    2,000      5.63%, 07/16/2009 (L)...........................     1,995
             Capital One Bank
      415      4.25%, 12/01/2008...............................       408
             Capital One Financial Corp.
    1,000      5.62%, 09/10/2009 (L)...........................     1,000
             Capmark Financial Group
    2,000      6.01%, 05/10/2010 (I)(L)........................     2,004
             Citicorp
    1,584      6.38%, 11/15/2008...............................     1,606
             Countrywide Financial Corp.
    2,000      5.80%, 05/07/2012 (L)...........................     1,967
             Credit Suisse First Boston NY
      220      6.50%, 05/01/2008 (I)...........................       221
             Duke Realty L.P.
    2,000      3.50%, 11/01/2007...............................     1,989
             ERAC USA Finance Co.
    1,000      7.35%, 06/15/2008 (I)...........................     1,012
             General Electric Capital Corp.
    1,880      4.00%, 02/17/2009...............................     1,850
             JP Morgan Chase & Co.
    1,145      6.00%, 02/15/2009...............................     1,155
             Lehman Brothers Holdings, Inc.
    2,000      4.00%, 01/22/2008...............................     1,984
             North Street Referenced Linked Notes
    1,000      6.06%, 07/30/2010 (H)(L)........................       940
      500      6.41%, 07/30/2010 (H)(L)........................       430
             Prudential Financial, Inc.
      650      3.75%, 05/01/2008...............................       641
             Prudential Funding LLC
    1,000      6.60%, 05/15/2008 (I)...........................     1,007
             Residential Capital Corp.
    1,000      5.86%, 06/09/2008 (L)...........................       960
             Simon Property Group L.P.
      635      3.75%, 01/30/2009...............................       620
      650      6.38%, 11/15/2007...............................       651
             Sovereign Bancorp, Inc.
    2,000      5.58%, 03/23/2010 (L)...........................     1,999
             Sovereign Bank
    1,000      4.00%, 02/01/2008...............................       993
             Travelers Property Casualty Corp.
      400      3.75%, 03/15/2008...............................       395
             UnitedHealth Group, Inc.
    1,000      3.30%, 01/30/2008...............................       991
    1,000      3.75%, 02/10/2009...............................       975
    1,000      5.54%, 06/21/2010 (I)(L)........................     1,000
             US Bank NA
    1,000      3.40%, 03/02/2009...............................       972
             Wachovia Corp.
    2,000      5.63%, 12/15/2008...............................     2,006
             Zion Bancorp
    1,000      5.47%, 09/15/2008 (L)...........................     1,001
                                                                 --------
                                                                   33,752
                                                                 --------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ---------
             HEALTH CARE -- 2.0%
             Cardinal Health, Inc
$   2,000      5.62%, 10/02/2009 (I)(L)........................  $  2,001
             CVS Caremark Corp.
    2,000      5.66%, 06/01/2010 (L)...........................     2,001
                                                                 --------
                                                                    4,002
                                                                 --------
             SERVICES -- 1.8%
             Comcast Corp.
      700      5.66%, 07/14/2009 (L)...........................       699
             Marriott International, Inc.
    1,000      7.00%, 01/15/2008...............................     1,004
             Time Warner, Inc.
    1,000      5.59%, 11/13/2009 (L)...........................     1,000
             Walt Disney Co.
    1,000      5.44%, 09/10/2009 (L)...........................     1,002
                                                                 --------
                                                                    3,705
                                                                 --------
             TECHNOLOGY -- 1.3%
             Deutsche Telekom International Finance B.V.
    1,000      5.53%, 03/23/2009 (L)...........................     1,002
             Lenfest Communications, Inc.
    1,000      7.63%, 02/15/2008...............................     1,009
             Raytheon Co.
      707      6.75%, 08/15/2007...............................       707
                                                                 --------
                                                                    2,718
                                                                 --------
             TRANSPORTATION -- 0.2%
             TTX Co.
      350      3.88%, 03/01/2008 (I)...........................       346
                                                                 --------
             UTILITIES -- 1.2%
             Dominion Resources, Inc.
      900      5.65%, 09/28/2007 (L)...........................       900
             Ohio Power Co.
    1,500      5.53%, 04/05/2010 (L)...........................     1,502
                                                                 --------
                                                                    2,402
                                                                 --------
             Total corporate bonds: investment grade
               (cost $54,696)..................................  $ 54,560
                                                                 --------
U.S. GOVERNMENT AGENCIES -- 9.0%
             FEDERAL HOME LOAN MORTGAGE CORPORATION -- 3.8%
             REMIC -- PAC'S:
    7,500      6.00%, 2032.....................................  $  7,601
                                                                 --------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 2.0%
             REMIC -- PAC'S:
    4,084      5.50%, 2014.....................................     4,085
                                                                 --------
             GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 3.2%
             REMIC -- PAC'S:
    4,436      6.00%, 2032.....................................     4,501
    2,000      6.50%, 2031.....................................     2,062
                                                                 --------
                                                                    6,563
                                                                 --------
             Total U.S. government agencies
               (cost $18,236)..................................  $ 18,249
                                                                 --------

 THE HARTFORD SHORT DURATION FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ---------
 U.S. GOVERNMENT SECURITIES -- 7.4%
             U.S. TREASURY SECURITIES -- 7.4%
             U.S. TREASURY NOTES:
$  15,000      4.50%, 2009.....................................  $ 14,972
                                                                 --------
             Total U.S. government securities
               (cost $14,926)..................................  $ 14,972
                                                                 --------
             Total long-term investments
               (cost $175,270).................................  $174,543
                                                                 --------
SHORT-TERM INVESTMENTS -- 12.2%
             CONSUMER CYCLICAL -- 3.6%
             Fortune Brands, Inc.
    4,000      5.52%, 08/01/2007...............................  $  3,999
             Safeway, Inc.
    2,000      5.41%, 08/01/2007...............................     2,000
    1,356      5.52%, 08/01/2007...............................     1,356
                                                                 --------
                                                                    7,355
                                                                 --------
             CONSUMER STAPLES -- 1.5%
             Sabmiller plc
    3,000      5.52%, 08/01/2007...............................     3,000
                                                                 --------
             ENERGY -- 1.0%
             Pacific Gas and Electric Co.
    2,000      5.35%, 08/01/2007 (I)...........................     2,000
                                                                 --------
             FINANCE -- 2.7%
             Bank of New York Co., Inc.
      500      5.05%, 03/03/2009...............................       494
             Cardinal Health, Inc.
    2,000      5.52%, 08/01/2007...............................     2,000
             ERAC USA Finance Co.
    3,000      5.52%, 08/01/2007...............................     3,000
                                                                 --------
                                                                    5,494
                                                                 --------
             HEALTH CARE -- 1.0%
             CVS Corp.
    2,000      5.52%, 08/01/2007...............................     2,000
                                                                 --------
             SERVICES -- 1.4%
             Marriott International
    3,000      5.52%, 08/01/2007 (I)...........................     3,000
                                                                 --------
             TECHNOLOGY -- 1.0%
             Viacom, Inc.
    2,000      5.47%, 08/01/2007...............................     2,000
                                                                 --------
             Total short-term investments
               (cost $24,850)..................................  $ 24,849
                                                                 --------

             Total investments
               (cost $200,120) (C).............................   98.1%    $199,392
             Other assets and liabilities......................    1.9%       3,816
                                                                 -----     --------
             Total net assets..................................  100.0%    $203,208
                                                                 =====     ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 2.39% of total net assets at July 31, 2007.

  (C)At July 31, 2007, the cost of securities for federal income tax purposes was $200,120 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation.........................  $   332
      Unrealized Depreciation.........................   (1,060)
                                                        -------
      Net Unrealized (Depreciation)...................  $  (728)
                                                        =======

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2007, was $41,295, which represents 20.32% of total net assets.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2007.

 (P) The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at July 31, 2007.

 (H) The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD
      ACQUIRED          SHARES/PAR              SECURITY             COST BASIS
      --------          ----------              --------             ----------
      01/2007              1,000     Auburn Funding LLC, 6.92%,
                                     01/25/2012 -- 144A                $1,000
      05/2007              6,426     Bayview Commercial Asset
                                     Trust, 7.00%,
                                     07/25/2037 -- 144A                   917
      12/2006             13,393     Bayview Commercial Asset
                                     Trust, 7.18%,
                                     01/25/2037 -- 144A                 1,431
      04/2006-            24,168     CBA Commercial Small Balance
      06/2007                        Commercial Mortgage, 7.00%,
                                     07/25/2035 -- 06/25/2038 --
                                     144A                               1,503
      11/2006             11,830     CBA Commercial Small Balance
                                     Commercial Mortgage, 9.75%,
                                     01/25/2039 -- 144A                 1,159
      07/2004                300     Equity One ABS, Inc., 7.82%,
                                     07/25/2034                           300
      09/2006                440     Hasco NIM Trust, 6.17%,
                                     08/26/2036 -- 144A                   440
      03/2006                 90     Hasco NIM Trust, 6.25%,
                                     12/26/2035 -- 144A                    90
      03/2006                251     Home Equity Asset Trust,
                                     4.75%, 06/27/2035 -- 144A            249
      03/2007                400     Home Equity Asset Trust,
                                     7.82%, 07/25/2037                    389
      03/2006                180     Long Beach Asset Holdings
                                     Corp., 5.78%,
                                     04/25/2046 -- 144A                   180

--------------------------------------------------------------------------------

      PERIOD
      ACQUIRED          SHARES/PAR              SECURITY             COST BASIS
      --------          ----------              --------             ----------
      04/2007                204     Nationstar Home Equity Loan
                                     Trust, 9.97%,
                                     03/25/2037 -- 144A                   204
      10/2006-             1,000     North Street Referenced Linked
      11/2006                        Notes, 6.06%, 07/30/2010 --
                                     144A                                 950
      11/2006                500     North Street Referenced Linked
                                     Notes, 6.41%, 07/30/2010 --
                                     144A                                 438
      03/2007                180     Renaissance Home Equity Loan
                                     Trust, Class M7, 7.50%,
                                     04/25/2037                           163
      03/2007                225     Renaissance Home Equity Loan
                                     Trust, Class M8, 7.50%,
                                     04/25/2037                           186
      03/2007                450     Structured Asset Securities
                                     Corp., 7.82%, 02/25/2037             442

     The aggregate value of these securities at July 31, 2007 was $9,690 which represents 4.77% of total net assets.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 THE HARTFORD SMALL COMPANY FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 96.9%
            BASIC MATERIALS -- 8.5%
      81    Agrium, Inc.                                        $  3,390
      68    Alpha Natural Resources, Inc. (D).................     1,214
      69    Arch Coal, Inc....................................     2,075
      32    Brush Engineered Materials, Inc. (D)..............     1,200
      21    Ceradyne, Inc. (D)................................     1,533
      30    CF Industries Holdings, Inc.......................     1,696
      86    Champion Enterprises, Inc. (D)(G).................     1,010
      24    Curtis-Wright Corp................................     1,028
      33    Greif, Inc........................................     1,829
     153    Hercules, Inc. (D)................................     3,183
     147    Jarden Corp. (D)(G)...............................     5,300
   1,176    Kingboard Chemical Holdings Ltd. (A)..............     6,471
      60    Lupatech S.A......................................     1,441
      50    Myers Industries..................................     1,070
     132    Owens-Illinois, Inc. (D)..........................     5,259
      29    Sturm Ruger & Co., Inc. (D).......................       575
      62    Tempur-Pedic International, Inc. (G)..............     1,920
     135    Terra Industries, Inc. (D)........................     3,304
      60    Tupperware Brands Corp............................     1,572
                                                                --------
                                                                  45,070
                                                                --------
            CAPITAL GOODS -- 6.3%
      59    ACCO Brands Corp. (D)#............................     1,224
      92    Asyst Technologies, Inc. (D)......................       612
       7    Cohu, Inc.........................................       136
      60    Cymer, Inc. (D)...................................     2,561
      24    Dril-Quip, Inc. (D)...............................     1,147
     104    Entegris, Inc. (D)................................     1,125
      73    Flowserve Corp....................................     5,292
     124    Goodman Global, Inc. (D)(G).......................     2,982
       2    Hurco Cos. (D)....................................       114
      39    Lindsay Corp. (G).................................     1,604
      17    Lufkin Industries, Inc............................     1,025
      82    Marvel Entertainment, Inc. (D)(G).................     1,976
      77    MKS Instruments, Inc. (D).........................     1,743
      28    NATCO Group, Inc. (D).............................     1,287
      36    Tessera Technologies, Inc. (D)....................     1,465
      94    TransDigm Group, Inc. (D).........................     3,853
      48    Trina Solar Ltd. ADR (D)(G).......................     2,957
      50    Varian Semiconductor Equipment Associates, Inc.
              (D)(G)..........................................     2,350
                                                                --------
                                                                  33,453
                                                                --------
            CONSUMER CYCLICAL -- 12.5%
      53    Aeropostale, Inc. (D)#............................     2,017
     118    Alliance One International, Inc. (D)..............     1,020
      26    AMREP Corp. (D)(G)................................     1,058
      49    Applebee's International, Inc.....................     1,196
      82    Arris Group, Inc. (D).............................     1,218
      71    BJ's Wholesale Club, Inc. (D).....................     2,397
      52    Brown Shoe Co., Inc...............................     1,094
      52    CBRL Group, Inc...................................     2,015
      31    Children's Place Retail Stores, Inc. (D)..........     1,062
      26    Crocs, Inc. (D)...................................     1,542
     142    Cytyc Corp. (D)...................................     5,981

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            CONSUMER CYCLICAL -- (CONTINUED)
      15    Deckers Outdoor Corp. (D).........................  $  1,577
     102    Dick's Sporting Goods, Inc. (D)...................     5,760
     107    Dollar Tree Stores, Inc. (D)......................     4,107
      31    DSW, Inc. (D)(G)..................................     1,032
      41    Dufry Group.......................................     4,413
       7    Ethan Allen Interiors, Inc........................       233
      18    Granite Construction, Inc.........................     1,144
      27    GSI Commerce, Inc. (D)(G).........................       606
      31    Gymboree Corp. (D)................................     1,347
      66    J. Crew Group, Inc. (D)...........................     3,345
      25    Jo-Ann Stores, Inc. (D)...........................       604
      38    Jos. A. Bank Clothiers, Inc. (D)(G)...............     1,308
     168    LKQ Corp. (D)(G)..................................     4,774
       5    Lululemon Athletica, Inc. (D).....................       174
      30    Men's Wearhouse, Inc..............................     1,482
       4    Pacific Sunwear of California, Inc. (D)...........        72
      28    Peace Mark Holdings Ltd. (A)......................        44
      36    Perini Corp. (D)..................................     2,198
      57    Sotheby's.........................................     2,443
      40    UbiSoft Entertainment S.A. (A)(D).................     2,603
      14    Under Armour, Inc. Class A (D)(G).................       871
     106    VistaPrint Ltd. (D)...............................     3,604
      36    Warnaco Group, Inc. (D)...........................     1,314
      19    World Fuel Services Corp..........................       783
                                                                --------
                                                                  66,438
                                                                --------
            CONSUMER STAPLES -- 0.3%
      23    Chattem, Inc. (D).................................     1,310
      10    M & F Worldwide Corp. (D).........................       579
                                                                --------
                                                                   1,889
                                                                --------
            ENERGY -- 4.3%
      44    Alon USA Energy, Inc. #...........................     1,568
      44    Basic Energy Services, Inc. (D)(G)................       931
      88    Cabot Oil & Gas Corp..............................     3,011
     213    Complete Production Services, Inc. (D)............     4,937
      95    Denbury Resources, Inc. (D).......................     3,802
      66    Forest Oil Corp. (D)..............................     2,681
     219    Grey Wolf, Inc. (D)...............................     1,627
      62    Hercules Offshore, Inc. (D)(G)....................     1,849
      65    Western Oil Sands, Inc. Class A (D)...............     2,259
                                                                --------
                                                                  22,665
                                                                --------
            FINANCE -- 8.4%
   1,017    Aberdeen Asset Management plc (A).................     3,891
     166    Aercap Holdings N.V. (D)..........................     4,321
      12    Alexandria Real Estate Equities, Inc..............     1,025
     102    Allied World Assurance Holdings Ltd...............     4,844
      33    Amtrust Financial Services........................       491
      19    Asta Funding, Inc. (G)............................       695
   1,284    Babcock and Brown Wind Partners (A) (G)...........     2,095
      97    Centene Corp. (D).................................     2,096
      49    CompuCredit Corp. (D)(G)..........................     1,294
      48    Cousins Properties, Inc. (G)......................     1,244
     132    Covanta Holding Corp. (D).........................     2,985
      38    Digital Realty Trust, Inc.........................     1,250
       1    Enstar Group Ltd. (D)(G)..........................        72

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            FINANCE -- (CONTINUED)
      35    Euronet Worldwide, Inc. (D)(G)....................  $    882
      11    Evercore Partners, Inc............................       273
      16    FCStone Group, Inc. (D)(G)........................       775
      54    Felcor Lodging Trust, Inc.........................     1,184
      41    First Industrial Realty Trust, Inc................     1,572
      26    HealthExtras, Inc. (D)............................       696
      --    Home Properties of New York, Inc..................         1
      15    International Securities Exchange Holdings, Inc...       999
      71    Knight Capital Group, Inc. (D)....................     1,007
      47    Maguire Properties, Inc...........................     1,339
      61    Nationwide Health Properties, Inc.................     1,449
      89    ProAssurance Corp. (D)............................     4,379
      84    Security Capital Assurance Ltd....................     1,941
      14    SVB Financial Group (D)...........................       742
      15    SWS Group, Inc....................................       272
      33    U.S. Global Investors, Inc. (G)...................       697
                                                                --------
                                                                  44,511
                                                                --------
            HEALTH CARE -- 12.2%
      35    Adams Respiratory Therapeutics, Inc. (D)(G).......     1,283
      56    Affymetrix, Inc. (D)#.............................     1,370
     116    Alkermes, Inc. (D)(G).............................     1,650
     166    American Oriental Bioengineering, Inc. (D)(G).....     1,198
      55    Amylin Pharmaceuticals, Inc. (D)(G)...............     2,554
      68    Apria Healthcare Group, Inc. (D)..................     1,773
     114    Arena Pharmaceuticals, Inc. (D)...................     1,309
      20    Bradley Pharmaceuticals, Inc. (D).................       322
      88    Charles River Laboratories International, Inc.
              (D).............................................     4,493
      62    Cubist Pharmaceuticals, Inc. (D)..................     1,426
     100    Dade Behring Holdings, Inc........................     7,497
     174    Enzon, Inc. (D)(G)................................     1,254
      50    Foxhollow Technologies, Inc. (D)(G)...............     1,285
      35    Healthways, Inc. (D)(G)...........................     1,517
     144    Human Genome Sciences, Inc. (D)(G)................     1,114
      24    Integra LifeSciences Holdings Corp. (D)(G)........     1,185
      53    KV Pharmaceutical Co. (D).........................     1,451
      38    Kyphon, Inc. (D)..................................     2,514
      35    LCA-Vision, Inc...................................     1,251
      53    Matria Healthcare, Inc. (D).......................     1,377
     142    Medicines Co. (D).................................     2,258
      49    Medicis Pharmaceutical Corp. Class A..............     1,397
      63    Mentor Corp. (G)..................................     2,472
      77    MGI Pharma, Inc. (D)..............................     1,935
      45    Mindray Medical International Ltd. (G)............     1,404
      20    Myriad Genetics, Inc. (D).........................       752
      49    Noven Pharmaceuticals, Inc. (D)...................       877
      42    OSI Pharmaceuticals, Inc. (D).....................     1,338
      43    Qiagen N.V. (D)...................................       744
      34    Savient Pharmaceuticals, Inc. (D).................       406
      89    Sciele Pharma, Inc. (D)(G)........................     2,063
      38    United Therapeutics Corp. (D)(G)..................     2,602
      78    Valeant Pharmaceuticals International.............     1,220
      25    Ventana Medical Systems, Inc. (D).................     2,050
      43    Vertex Pharmaceuticals, Inc. (D)..................     1,377
     163    ViroPharma, Inc. (D)..............................     2,096

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            HEALTH CARE -- (CONTINUED)
      76    Volcano Corp. (D).................................  $  1,309
      17    West Pharmaceutical Services......................       781
                                                                --------
                                                                  64,904
                                                                --------
            SERVICES -- 13.5%
      23    ABM Industries, Inc...............................       587
      26    Administaff, Inc..................................       863
      19    Anixter International, Inc. (D)...................     1,570
      46    Atheros Communications, Inc. (D)..................     1,287
      23    Central European Media Enterprises Ltd. (D)(G)....     2,090
      64    Corvel (D)........................................     1,702
      13    CPI Corp..........................................       761
      58    Diebold, Inc......................................     2,956
      73    Digital River, Inc. (D)...........................     3,299
      59    Factset Research Systems, Inc.....................     3,899
      98    Focus Media Holding Ltd. ADR (D)(G)...............     4,058
     235    Foundry Networks, Inc. (D)........................     4,129
     100    Healthspring, Inc. (D)............................     1,711
      22    Heidrick & Struggles International, Inc. (D)......     1,188
      89    INVESTools, Inc. (D)(G)...........................       882
     101    Iron Mountain, Inc. (D)(G)........................     2,706
      64    Ixia (D)..........................................       597
      52    Jackson Hewitt Tax Service, Inc...................     1,409
      46    Kelly Services, Inc...............................     1,151
      47    Korn/Ferry International (D)......................     1,117
     173    Live Nation, Inc. (D)(G)..........................     3,435
      42    Macrovision Corp. (D).............................     1,008
     104    Mentor Graphics Corp. (D).........................     1,251
     117    MoneyGram International, Inc......................     2,987
     184    Net Servicos de Comunicacao S.A. (D)..............     2,957
       1    Nice Systems Ltd..................................        30
      74    Pinnacle Entertainment, Inc. (D)..................     1,960
      18    Premiere Global Services, Inc. (D)................       214
      84    Priceline.com, Inc. (D)(G)........................     5,340
      38    Resources Connection, Inc. (D)....................     1,231
      72    Sinclair Broadcast Group, Inc. Class A............       942
     151    TeleTech Holdings, Inc. (D).......................     4,430
      82    TETRA Technologies, Inc. (D)......................     2,271
      20    Vail Resorts, Inc. (D)(G).........................     1,093
     163    Waste Connections, Inc. (D).......................     5,037
                                                                --------
                                                                  72,148
                                                                --------
            TECHNOLOGY -- 28.3%
      40    ACI Worldwide, Inc. (D)...........................     1,227
     193    Activision, Inc. (D)..............................     3,310
      61    Acuity Brands, Inc. #.............................     3,585
      90    Advanced Energy Industries, Inc. (D)#.............     1,601
     151    Amkor Technology, Inc. (D)#.......................     1,862
      38    Ansoft Corp. (D)..................................       949
     219    Ansys, Inc. (D)(G)................................     5,711
      36    Aspen Technology, Inc. (D)........................       447
      36    Belden, Inc.......................................     1,982
       1    Blackbaud, Inc....................................        26
      28    Blackboard, Inc. (D)..............................     1,243
     122    Cellcom Israel Ltd................................     3,027
     151    Centennial Cellular Corp. Class A (D).............     1,546

 THE HARTFORD SMALL COMPANY FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
     v86    Cogent Communication Group, Inc. (D)(G)...........  $  2,454
      63    Cognex Corp.......................................     1,321
      35    Comtech Telecommunications Corp. (D)..............     1,504
      45    CSG Systems International, Inc. (D)...............     1,131
      74    Ctrip.com International Ltd.......................     2,864
     185    Dobson Communications Corp. (D)...................     2,305
      16    Eagle Test Systems, Inc. (D)......................       233
     208    Emulex Corp. (D)..................................     4,128
      70    Equinix, Inc. (D)(G)..............................     6,031
      32    Eschelon Telecom, Inc. (D)(G).....................       951
     106    FLIR Systems, Inc. (D)............................     4,626
     159    Fossil, Inc. (D)(G)...............................     4,066
      92    General Communication, Inc. Class A (D)...........     1,063
      45    Genlyte Group (D).................................     3,130
      85    Hologic, Inc. (D)(G)..............................     4,398
      95    IHS, Inc. (D)(G)..................................     4,491
      89    Informatica Corp. (D).............................     1,244
      63    Infospace, Inc....................................     1,307
     106    Interactive Data Corp.............................     2,911
      40    Interdigital, Inc. (D)............................     1,129
      21    Itron, Inc. (D)...................................     1,658
      65    j2 Global Communications, Inc. (D)................     2,121
      93    Kenexa Corp. (D)(G)...............................     3,341
      20    Leap Wireless International, Inc. (D).............     1,795
      18    Littelfuse, Inc. (D)..............................       583
      29    MicroStrategy, Inc. (D)...........................     2,107
      43    National Cinemedia, Inc. (D)......................     1,068
      62    Netflix, Inc. (D)(G)..............................     1,060
      59    Novatel Wireless, Inc. (D)........................     1,275
      54    NTELOS Holdings Corp..............................     1,439
     117    Nuance Communications, Inc. (D)(G)................     1,923
     198    O2Micro International Ltd. ADR (D)................     2,417
      78    OmniVision Technologies, Inc. (D)(G)..............     1,333
     204    ON Semiconductor Corp. (D)........................     2,417
     147    Orbitz Worldwide, Inc. (D)........................     1,770
     128    PAETEC Holding Corp. (D)(G).......................     1,504
     257    PMC - Sierra, Inc. (D)............................     1,955
      56    Polycom, Inc. (D).................................     1,738
     212    Red Hat, Inc. (D)(G)..............................     4,416
     268    RF Micro Devices, Inc. (D)........................     1,858
      63    Rural Cellular Corp. Class A (D)..................     2,668
      43    SAVVIS, Inc. (D)..................................     1,608
      73    Semtech Corp. (D).................................     1,189
      97    Silicon Image, Inc. (D)...........................       659
      74    SiRF Technology Holdings, Inc. (D)(G).............     1,729
     132    Sonus Networks, Inc. (D)..........................       900
      37    Spreadtrum Communications, Inc. (D)...............       520
       9    SPSS, Inc. (D)....................................       368
      38    Take-Two Interactive Software, Inc. (D)(G)........       664
      83    Teledyne Technologies, Inc. (D)(G)................     3,677
     141    THQ, Inc. (D).....................................     4,046
      74    Trident Microsystems, Inc. (D)....................     1,121
      56    Triumph Group, Inc................................     4,275
      82    Trizetto Group, Inc. (D)..........................     1,312
      84    Valueclick, Inc. (D)..............................     1,797

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            TECHNOLOGY -- (CONTINUED)
     135    VeriFone Holdings, Inc. (D)(G)....................  $  4,910
      66    Verint Systems, Inc. (D)..........................     1,994
      82    Websense, Inc. (D)................................     1,639
                                                                --------
                                                                 150,657
                                                                --------
            TRANSPORTATION -- 1.8%
   3,002    Air Asia BHD (A)(D)...............................     1,692
     257    ExpressJet Holdings, Inc. (D).....................     1,345
      32    FreightCar America, Inc...........................     1,535
      17    Horizon Lines, Inc. Class A.......................       492
      62    Landstar System, Inc..............................     2,808
      27    Midwest Air Group, Inc. (D)(G)....................       370
      30    Polaris Industries, Inc. (G)......................     1,493
                                                                --------
                                                                   9,735
                                                                --------
            UTILITIES -- 0.8%
      56    Suntech Power Holdings Co., Ltd. ADR (D)(G).......     2,239
      72    Theolia S.A. (A)(D)(G)............................     2,157
                                                                --------
                                                                   4,396
                                                                --------
            Total common stock
              (cost $494,691).................................  $515,866
                                                                --------
PRINCIPAL
 AMOUNT
---------
       V
 SHORT-TERM INVESTMENTS -- 19.0%
            REPURCHASE AGREEMENTS -- 3.3%
            BNP Paribas Securities Corp.
              Repurchase Agreement (maturing on 08/01/2007 in
              the amount of $2,098, collateralized by U.S.
              Treasury Bond 6.25% 2023 value of $2,155)
 $ 2,098      5.07% dated 08/01/2007..........................  $  2,098
            Deutsche Bank Securities Joint Repurchase
              Agreement (maturing on 08/01/2007 in the amount
              of $13, collateralized by FHLMC 5.00% -- 6.50%
              2021 -- 2037 value of $13)
      13      5.10% dated 08/01/2007..........................        13
            Deutsche Bank Securities TriParty Joint Repurchase
              Agreement (maturing on 08/01/2007 in the amount
              of $2,377, collateralized by FHLMC 5.00% --
              6.50% 2021 -- 2037 value of $2,424)
   2,377      5.31% dated 08/01/2007..........................     2,377
            Merrill Lynch Repurchase Agreement (maturing on
              08/01/2007 in the amount of $3,253,
              collateralized by FHLMC 5.00% -- 6.50%
              2021 -- 2037, FNMA 4.50% -- 7.00% 2018 -- 2037
              value of $3,317)
   3,252      5.31% dated 08/01/2007..........................     3,252
            RBS Greenwich Capital Markets Repurchase Agreement
              (maturing on 08/01/2007 in the amount of $2,798,
              collateralized by U.S. Treasury Note 12.00% 2013
              value of $2,856)
   2,798      5.05% dated 08/01/2007..........................     2,798

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
SHORT-TERM INVESTMENTS -- (CONTINUED)
            REPURCHASE AGREEMENTS -- (CONTINUED)
            UBS Securities TriParty Joint Repurchase Agreement
              (maturing on 08/01/2007 in the amount of $3,828,
              collateralized by FHLMC 4.00% -- 10.50%
              2012 -- 2037, FNMA 5.50% -- 7.00% 2012 -- 2037
              value of $3,904)
 $ 3,827      5.31% dated 08/01/2007..........................  $  3,827
            UBS Securities, Inc. Repurchase Agreement
              (maturing on 08/01/2007 in the amount of $3,066,
              collateralized by U.S. Treasury Bond 8.00% 2021
              value of $3,144)
   3,065    5.07% dated 08/01/2007............................     3,065
                                                                --------
                                                                  17,430
                                                                --------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 15.6%
            CASH COLLATERAL REINVESTMENT FUND:
  83,191    Mellon GSL DBT II Collateral Fund.................    83,194
                                                                --------
PRINCIPAL
 AMOUNT
---------
            U.S. TREASURY BILLS -- 0.1%
 $   550    4.61%, 09/20/2007 (M)(S)..........................       546
                                                                --------
            Total short-term investments
              (cost $101,183).................................  $101,183
                                                                --------

            Total investments
              (cost $595,874) (C).............................  115.9%    $617,049
            Other assets and liabilities......................  (15.9)%    (84,760)
                                                                -----     --------
            Total net assets..................................  100.0%    $532,289
                                                                =====     ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 10.47% of total net assets at July 31, 2007.

  (C)At July 31, 2007, the cost of securities for federal income tax purposes was $597,620 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation........................  $ 50,725
      Unrealized Depreciation........................   (31,296)
                                                       --------
      Net Unrealized Appreciation....................  $ 19,429
                                                       ========

  # This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at July 31, 2007, was $18,953, which represents 3.56% of total net assets.

  (D)Currently non-income producing.

 (G) Security is partially on loan at July 31, 2007.

 (M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  (S)Security pledged as initial margin deposit for open futures contracts at July 31, 2007.

     FUTURES CONTRACTS OUTSTANDING AT JULY 31, 2007

                                                                         UNREALIZED
                              NUMBER OF                 EXPIRATION     APPRECIATION/
      DESCRIPTION            CONTRACTS *   POSITION        MONTH       (DEPRECIATION)
      -----------            -----------   --------   ---------------  --------------
      Russell Mini Futures        98         Long        Sep, 2007         $(617)

     * The number of contracts does not omit 000's.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 THE HARTFORD SMALLCAP GROWTH FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 98.1%
            BASIC MATERIALS -- 5.7%
      23    Alpha Natural Resources, Inc. (D).................  $    418
      11    Brush Engineered Materials, Inc. (D)..............       401
      45    Century Aluminum Co. (D)..........................     2,324
      49    Ceradyne, Inc. (D)................................     3,631
      26    CF Industries Holdings, Inc. .....................     1,460
      30    Champion Enterprises, Inc. (D)#...................       351
      24    Chaparral Steel Co. ..............................     1,975
      47    Cleveland-Cliffs, Inc. ...........................     3,249
       8    Curtis-Wright Corp. ..............................       353
      30    Grace (W.R.) & Co. (D)(G).........................       622
      17    Myers Industries..................................       368
      63    Select Comfort Corp. (D)(G).......................     1,008
      10    Sturm Ruger & Co., Inc. (D).......................       192
      77    Sun Hydraulics Corp. .............................     2,287
     118    Tempur-Pedic International, Inc. (G)..............     3,660
      34    Terra Industries, Inc. (D)........................       845
      39    Timken Co. .......................................     1,306
      20    Tupperware Brands Corp. ..........................       525
                                                                --------
                                                                  24,975
                                                                --------
            CAPITAL GOODS -- 6.0%
      20    ACCO Brands Corp. (D)#............................       409
      31    Asyst Technologies, Inc. (D)......................       207
       2    Cohu, Inc. .......................................        45
      21    Cymer, Inc. (D)#..................................       880
       8    Dril-Quip, Inc. (D)...............................       394
      36    Entegris, Inc. (D)................................       387
      50    Graco, Inc. (G)...................................     2,044
      32    Gulf Island Fabrication...........................     1,103
       1    Hurco Companies (D)...............................        39
      25    II VI, Inc. (D)...................................       631
      72    Intevac, Inc. (D).................................     1,163
      44    Jakks Pacific, Inc. (D)...........................     1,053
      48    Lennox International, Inc. .......................     1,827
      18    Lufkin Industries, Inc. ..........................     1,056
      75    MKS Instruments, Inc. (D).........................     1,695
      10    NATCO Group, Inc. (D).............................       444
      32    Robbins & Myers, Inc. ............................     1,698
      97    Steelcase, Inc. ..................................     1,684
      51    Tennant Co. ......................................     1,974
      12    Tessera Technologies, Inc. (D)....................       505
     150    Varian Semiconductor Equipment Associates, Inc.
              (D)(G)..........................................     7,069
                                                                --------
                                                                  26,307
                                                                --------
            CONSUMER CYCLICAL -- 13.3%
      67    Aeropostale, Inc. (D)#............................     2,548
      39    Alliance One International, Inc. (D)..............       341
      79    American Woodmark Corp. (G).......................     2,371
       9    AMREP Corp. (D)(G)................................       355
      63    AnnTaylor Stores Corp. (D)(G).....................     1,986
      16    Applebee's International, Inc. ...................       399
      55    Applied Industrial Technologies, Inc. ............     1,573
     278    Arris Group, Inc. (D).............................     4,126
      50    Bon-Ton Stores, Inc. (G)..........................     1,268

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            CONSUMER CYCLICAL -- (CONTINUED)
     113    Brown Shoe Co., Inc. .............................  $  2,355
      19    Buffalo Wild Wings, Inc. (D)......................       813
     101    Building Materials Holdings Corp. (G).............     1,399
      17    CBRL Group, Inc. .................................       671
      37    Charlotte Russe Holding, Inc. (D)(G)..............       649
      28    Chemed Corp. .....................................     1,772
      43    Crocs, Inc. (D)(G)................................     2,574
       5    Deckers Outdoor Corp. (D).........................       541
      11    DSW, Inc. (D)(G)..................................       351
      58    Eddie Bauer Holdings, Inc. (D)....................       695
       2    Ethan Allen Interiors, Inc. ......................        79
       6    Granite Construction, Inc. .......................       396
       9    GSI Commerce, Inc. (D)(G).........................       206
      11    Gymboree Corp. (D)................................       452
      48    Heelys, Inc. (D)..................................     1,053
      81    Hot Topic, Inc. (D)...............................       724
     105    J. Crew Group, Inc. (D)(G)........................     5,266
       8    Jo-Ann Stores, Inc. (D)...........................       201
      13    Jos. A. Bank Clothiers, Inc. (D)..................       438
       7    Lululemon Athletica, Inc. (D).....................       212
      37    Maidenform Brands, Inc. (D).......................       665
      10    Men's Wearhouse, Inc. (G).........................       502
      17    Nash Finch Co. ...................................       693
     218    New York & Co., Inc. (D)..........................     2,124
      75    Noble International Ltd. (G)......................     1,400
      21    P. F. Chang's China Bistro, Inc. (D)(G)...........       701
       1    Pacific Sunwear of California, Inc. (D)...........        25
      23    Perini Corp. (D)..................................     1,386
      53    Phillips-Van Heusen Corp. ........................     2,733
      43    RARE Hospitality International, Inc. (D)(G).......     1,140
      56    Sigma Designs, Inc. (D)(G)........................     1,781
     132    Skechers U.S.A., Inc. Class A (D).................     2,754
      57    Sotheby's.........................................     2,443
     160    Source Information Management Co. (D)(G)..........       701
     114    True Religion Apparel, Inc. (D)(G)................     2,088
      13    Warnaco Group, Inc. (D)...........................       451
      27    Winn-Dixie Stores, Inc. (D)(G)....................       716
       7    World Fuel Services Corp. ........................       267
                                                                --------
                                                                  58,384
                                                                --------
            CONSUMER STAPLES -- 0.4%
       8    Chattem, Inc. (D)(G)..............................       436
       3    M & F Worldwide Corp. (D).........................       194
     109    Sally Beauty Co., Inc. (D)........................       878
                                                                --------
                                                                   1,508
                                                                --------
            ENERGY -- 5.0%
      59    Alon USA Energy, Inc. #...........................     2,096
      15    Basic Energy Services, Inc. (D)...................       320
     147    Cabot Oil & Gas Corp. (G).........................     5,017
      50    Complete Production Services, Inc. (D)............     1,162
     119    Delek U.S. Holdings, Inc. ........................     3,138
     321    Grey Wolf, Inc. (D)...............................     2,377
     114    Headwaters, Inc. (D)(G)...........................     1,845
      53    Hercules Offshore, Inc. (D)(G)....................     1,576
     124    Pioneer Drilling Co. (D)(G).......................     1,560

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            ENERGY -- (CONTINUED)
      28    Swift Energy Co. (D)..............................  $  1,214
      47    Trico Marine Services, Inc. (D)(G)................     1,666
                                                                --------
                                                                  21,971
                                                                --------
            FINANCE -- 8.8%
     100    Advanta Corp. Class B.............................     2,574
     115    Alesco Financial, Inc. ...........................       537
       4    Alexandria Real Estate Equities, Inc. ............       349
      32    Allied World Assurance Holdings Ltd. .............     1,537
     137    Amerisafe, Inc. (D)...............................     2,292
      11    Amtrust Financial Services........................       164
      42    Arch Capital Group Ltd. (D).......................     2,919
     114    Aspen Insurance Holdings Ltd. ....................     2,787
       7    Asta Funding, Inc. (G)............................       238
      33    Centene Corp. (D)#................................       718
      18    City Holding Co. .................................       585
      40    CompuCredit Corp. (D)(G)..........................     1,050
      17    Cousins Properties, Inc. (G)......................       425
      53    Crystal River Capital, Inc. ......................       923
      13    Digital Realty Trust, Inc. .......................       431
      33    Dollar Financial Corp. (D)........................       817
      29    eHealth, Inc. (D)(G)..............................       573
      57    Encore Capital Group, Inc. (D)....................       586
      --    Enstar Group Ltd. (D)(G)..........................        22
      12    Euronet Worldwide, Inc. (D)(G)....................       303
       4    Evercore Partners, Inc. ..........................        91
       5    FCStone Group, Inc. (D)...........................       259
      18    Felcor Lodging Trust, Inc. .......................       395
      41    First Community Bancorp, Inc. ....................     2,034
      14    First Industrial Realty Trust, Inc. ..............       526
      10    HealthExtras, Inc. (D)............................       255
      --    Home Properties of New York, Inc. ................        --
      43    IndyMac Bancorp, Inc. (G).........................       939
       6    International Securities Exchange Holdings,
              Inc. ...........................................       364
      24    Knight Capital Group, Inc. (D)....................       337
      35    Maguire Properties, Inc. .........................       996
      78    National Financial Partners Corp. (G).............     3,598
      20    Nationwide Health Properties, Inc. ...............       484
      84    Net 1 UEPS Technologies, Inc. (D)(G)..............     1,922
      58    Newcastle Investment Corp. .......................     1,036
      23    Sunstone Hotel Investors, Inc. ...................       558
       5    SVB Financial Group (D)...........................       253
       5    SWS Group, Inc. ..................................        91
      11    U.S. Global Investors, Inc. (G)...................       233
      67    Waddell and Reed Financial, Inc. Class A..........     1,692
      25    Wellcare Health Plans, Inc. (D)(G)................     2,572
                                                                --------
                                                                  38,465
                                                                --------
            HEALTH CARE -- 17.7%
     135    Acadia Pharmaceuticals, Inc. (D)(G)...............     1,894
      12    Adams Respiratory Therapeutics, Inc. (D)(G).......       429
      19    Affymetrix, Inc. (D)..............................       473
      58    Align Technology, Inc. (D)........................     1,509
     267    Alkermes, Inc. (D)(G).............................     3,804

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            HEALTH CARE -- (CONTINUED)
     184    American Oriental Bioengineering, Inc. (D)(G).....  $  1,319
      29    Amylin Pharmaceuticals, Inc. (D)(G)...............     1,363
     206    Applera Corp. -- Celera Group (D).................     2,481
      23    Apria Healthcare Group, Inc. (D)#.................       610
     174    Arena Pharmaceuticals, Inc. (D)(G)................     1,983
       7    Bradley Pharmaceuticals, Inc. (D).................       107
     147    Ciphergen Biosystems, Inc. (D)(G).................       143
      55    CONMED Corp. (D)..................................     1,529
      21    Cubist Pharmaceuticals, Inc. (D)..................       485
     330    CV Therapeutics, Inc. (D)(G)......................     3,265
      33    Cynosure, Inc. Class A (D)........................     1,024
     154    Cytokinetics, Inc. (D)............................       771
     649    Encysive Pharmaceuticals, Inc. (D)(G).............     1,234
      60    Enzon, Inc. (D)(G)................................       429
     143    Exelixis, Inc. (D)(G).............................     1,384
      17    Foxhollow Technologies, Inc. (D)..................       444
      12    Healthways, Inc. (D)(G)...........................       508
     115    Human Genome Sciences, Inc. (D)(G)................       890
     141    Incyte Corp. (D)(G)...............................       750
       8    Integra LifeSciences Holdings Corp. (D)(G)........       410
     112    Invacare Corp. ...................................     2,293
      67    Isis Pharmaceuticals, Inc. (D)(G).................       701
      18    KV Pharmaceutical Co. (D).........................       505
      12    LCA-Vision, Inc. .................................       415
     152    LifePoint Hospitals, Inc. (D)(G)..................     4,486
      53    Longs Drug Stores Corp. (G).......................     2,558
      22    Magellan Health Services, Inc. (D)................       916
     115    Mannatech, Inc. (G)...............................     1,077
      18    Matria Healthcare, Inc. (D).......................       476
      22    Medicines Co. (D).................................       343
      16    Medicis Pharmaceutical Corp. Class A..............       467
      21    Mentor Corp. (G)..................................       826
      57    MGI Pharma, Inc. (D)..............................     1,419
       7    Myriad Genetics, Inc. (D).........................       255
      17    Noven Pharmaceuticals, Inc. (D)...................       302
     625    NPS Pharmaceuticals, Inc. (D).....................     2,692
      14    OSI Pharmaceuticals, Inc. (D).....................       451
     208    Perrigo Co. (G)...................................     3,870
      91    Pharmion Corp. (D)(G).............................     2,214
      36    Progenics Pharmaceuticals, Inc. (D)...............       767
      16    Qiagen N.V. (D)...................................       277
     201    Regeneron Pharmaceuticals, Inc. (D)...............     2,994
     228    Rigel Pharmaceuticals, Inc. (D)(G)................     1,817
      96    Rochester Medical Corp. (D)(G)....................     1,484
      70    Salix Pharmaceuticals Ltd. (D)....................       775
      11    Savient Pharmaceuticals, Inc. (D).................       135
      31    Sciele Pharma, Inc. (D)(G)........................       709
     110    STERIS Corp. .....................................     2,998
      40    Tomotherapy, Inc. (D).............................     1,079
      13    United Therapeutics Corp. (D)(G)..................       870
      22    Usana Health Sciences, Inc. (D)(G)................       868
      27    Valeant Pharmaceuticals International.............       420
       9    Ventana Medical Systems, Inc. (D).................       708
      55    ViroPharma, Inc. (D)..............................       700
      60    West Pharmaceutical Services......................     2,765

 THE HARTFORD SMALLCAP GROWTH FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            HEALTH CARE -- (CONTINUED)
      42    Xenoport, Inc. (D)................................  $  1,776
     101    Zymogenetics, Inc. (D)(G).........................     1,169
                                                                --------
                                                                  77,815
                                                                --------
            SERVICES -- 13.1%
       8    ABM Industries, Inc. .............................       196
       9    Administaff, Inc. ................................       291
       6    Anixter International, Inc. (D)...................       521
      16    Atheros Communications, Inc. (D)..................       443
      28    Central European Media Enterprises Ltd. (D).......     2,626
      47    Cerner Corp. (D)(G)...............................     2,485
      59    Comsys IT Partners, Inc. (D)(G)...................     1,070
      20    Corvel (D)(G).....................................       539
      16    CPI Corp. ........................................       953
      19    Digital River, Inc. (D)...........................       871
      51    Factset Research Systems, Inc. ...................     3,352
      35    Foundry Networks, Inc. (D)#.......................       613
     101    Healthspring, Inc. (D)............................     1,717
      60    Heidrick & Struggles International, Inc. (D)......     3,214
     136    Hub Group, Inc. (D)...............................     4,640
      46    ICF International, Inc. (D).......................       943
      66    Imergent, Inc. (G)................................     1,421
      40    inVentiv Health, Inc. (D).........................     1,433
      30    INVESTools, Inc. (D)..............................       302
      59    ITT Educational Services, Inc. (D)................     6,255
      21    Ixia (D)..........................................       198
      79    Jack Henry & Associates, Inc. (G).................     1,902
      17    Jackson Hewitt Tax Service, Inc. .................       475
      16    Kelly Services, Inc. .............................       395
      16    Korn/Ferry International (D)......................       387
      74    Live Nation, Inc. (D)(G)..........................     1,476
      15    Macrovision Corp. (D).............................       347
      37    Mantech International Corp. Class A (D)...........     1,208
     130    Mentor Graphics Corp. (D).........................     1,555
     111    Perot Systems Corp. Class A (D)(G)................     1,686
      43    Premier Exhibitions Inc. (D)(G)...................       714
       6    Premiere Global Services, Inc. (D)................        72
      69    Priceline.com, Inc. (D)(G)........................     4,377
      67    Resources Connection, Inc. (D)(G).................     2,163
      25    Sinclair Broadcast Group, Inc. Class A............       322
       7    Vail Resorts, Inc. (D)(G).........................       374
      14    Waste Connections, Inc. (D).......................       437
      93    Watson Wyatt Worldwide, Inc. .....................     4,139
      43    Wright Express Corp. (D)..........................     1,454
                                                                --------
                                                                  57,566
                                                                --------
            TECHNOLOGY -- 24.5%
     113    Acuity Brands, Inc. ..............................     6,643
     265    Advanced Energy Industries, Inc. (D)(G)...........     4,696
     161    Amkor Technology, Inc. (D)#.......................     1,990
      12    Ansoft Corp. (D)..................................       304
     100    Ansys, Inc. (D)(G)................................     2,597
      11    Aspen Technology, Inc. (D)........................       136
      12    Belden, Inc. .....................................       659
      45    Blackbaud, Inc. ..................................       940

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            TECHNOLOGY -- (CONTINUED)
       9    Blackboard, Inc. (D)..............................  $    416
      14    Blue Coat Systems, Inc. (D).......................       692
     346    Brocade Communications Systems, Inc. (D)..........     2,437
      50    Centennial Cellular Corp. Class A (D).............       516
      35    Cogent Communication Group, Inc. (D)(G)...........     1,009
      22    Cognex Corp. .....................................       453
      44    Comtech Telecommunications Corp. (D)..............     1,930
     102    CSG Systems International, Inc. (D)(G)............     2,542
      62    Dobson Communications Corp. (D)...................       770
     177    Eagle Test Systems, Inc. (D)......................     2,652
     298    Emulex Corp. (D)(G)...............................     5,887
       7    Equinix, Inc. (D).................................       621
      12    Eschelon Telecom, Inc. (D)........................       348
      15    FLIR Systems, Inc. (D)(G).........................       634
      32    General Communication, Inc. Class A (D)...........       366
       5    Genlyte Group (D).................................       348
      87    Golden Telecom, Inc. (G)..........................     5,597
       8    Hologic, Inc. (D).................................       420
      11    IHS, Inc. (D).....................................       533
      31    Informatica Corp. (D).............................       429
      21    Infospace, Inc. ..................................       445
      59    Interdigital, Inc. (D)............................     1,657
       6    Itron, Inc. (D)...................................       478
     125    j2 Global Communications, Inc. (D)................     4,081
      46    Lamson & Sessions Co. (D)(G)......................     1,010
       6    Littelfuse, Inc. (D)..............................       198
     158    Micrel, Inc. .....................................     1,637
      46    MicroStrategy, Inc. (D)...........................     3,332
      19    Middleby Corp. (D)................................     1,203
      14    National Cinemedia, Inc. (D)......................       358
      90    Netflix, Inc. (D)(G)..............................     1,549
      72    Neustar, Inc. (D).................................     2,079
      56    Novatel Wireless, Inc. (D)........................     1,221
      68    Novatel, Inc. (D).................................     2,497
      18    NTELOS Holdings Corp. ............................       482
      34    Nuance Communications, Inc. (D)(G)................       566
      27    OmniVision Technologies, Inc. (D)(G)..............       458
     266    ON Semiconductor Corp. (D)........................     3,152
      58    Orbitz Worldwide, Inc. (D)(G).....................       706
      44    PAETEC Holding Corp. (D)..........................       518
      86    PMC -- Sierra, Inc. (D)...........................       654
      88    Polycom, Inc. (D).................................     2,727
      92    RF Micro Devices, Inc. (D)(G).....................       641
      21    Rural Cellular Corp. Class A (D)..................       889
      49    SAVVIS, Inc. (D)..................................     1,850
      25    Semtech Corp. (D).................................       398
      33    Silicon Image, Inc. (D)...........................       227
      26    SiRF Technology Holdings, Inc. (D)(G).............       600
     345    Skyworks Solutions, Inc. (D)(G)...................     2,729
      73    Smart Modular Technologies, Inc. (D)..............       891
      45    Sonus Networks, Inc. (D)..........................       309
      37    SPSS, Inc. (D)....................................     1,506
     106    Starent Networks Corp. (D)........................     1,923
      63    Sybase, Inc. (D)..................................     1,490
      39    Synchronoss Technologies, Inc. (D)(G).............     1,425
      13    Take-Two Interactive Software, Inc. (D)(G)........       229

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
      38    Technitrol, Inc. .................................  $    985
      47    THQ, Inc. (D).....................................     1,364
      22    Trident Microsystems, Inc. (D)....................       335
      36    Triumph Group, Inc. ..............................     2,774
     179    Trizetto Group, Inc. (D)..........................     2,876
     141    Ultra Clean Holdings, Inc. (D)....................     1,981
     108    United Online, Inc. ..............................     1,529
      28    Valueclick, Inc. (D)..............................       601
     126    Vishay Intertechnology, Inc. (D)..................     1,960
      28    Websense, Inc. (D)................................       567
                                                                --------
                                                                 107,652
                                                                --------
            TRANSPORTATION -- 3.6%
      21    Air Methods Corp. (D).............................       785
      28    Alaska Air Group, Inc. (D)........................       642
      71    American Commercial Lines, Inc. (D)...............     1,579
      89    ExpressJet Holdings, Inc. (D)#....................       464
      68    FreightCar America, Inc. .........................     3,185
       6    Horizon Lines, Inc. Class A.......................       168
     229    Knight Transportation, Inc. (G)...................     4,033
      46    Landstar System, Inc. ............................     2,096
       9    Midwest Air Group, Inc. (D).......................       124
      10    Polaris Industries, Inc. (G)......................       501
      54    SkyWest, Inc. ....................................     1,200
      60    Werner Enterprises, Inc. .........................     1,161
                                                                --------
                                                                  15,938
                                                                --------
            Total common stock
              (cost $422,597).................................  $430,581
                                                                --------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 19.9%
            REPURCHASE AGREEMENTS -- 1.5%
            BNP Paribas Securities Corp.
              Repurchase Agreement (maturing on 08/01/2007 in
              the amount of $129, collateralized by U.S.
              Treasury Bond 6.25% 2023 value of $132)
 $   129      5.07% dated 08/01/2007..........................  $    129
            Deutsche Bank Securities Joint Repurchase
              Agreement (maturing on 08/01/2007 in the amount
              of $8, collateralized by FHLMC 5.00% -- 6.50%
              2021 -- 2037 value of $8)
       8      5.10% dated 08/01/2007..........................         8
            Deutsche Bank Securities TriParty Joint Repurchase
              Agreement (maturing on 08/01/2007 in the amount
              of $1,508, collateralized by FHLMC
              5.00% -- 6.50% 2021 -- 2037 value of $1,538)
   1,507      5.31% dated 08/01/2007..........................     1,507

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            REPURCHASE AGREEMENTS -- (CONTINUED)
            Merrill Lynch Repurchase Agreement (maturing on
              08/01/2007 in the amount of $2,063,
              collateralized by FHLMC 5.50% -- 7.50%
              2021 -- 2037, FNMA 4.50% -- 7.00% 2018 -- 2037
              value of $2,104)
 $ 2,063      5.31% dated 08/01/2007..........................  $  2,063
            RBS Greenwich Capital Markets Repurchase Agreement
              (maturing on 08/01/2007 in the amount of $172,
              collateralized by U.S. Treasury Note 12.00% 2013
              value of $175)
     172      5.05% dated 08/01/2007..........................       172
            UBS Securities TriParty Joint Repurchase Agreement
              (maturing on 08/01/2007 in the amount of $2,428,
              collateralized by FHLMC 4.00% -- 10.00%
              2012 -- 2037, FNMA 5.50% -- 7.00% 2012 -- 2037
              value of $2,476)
   2,428      5.31% dated 08/01/2007..........................     2,428
            UBS Securities, Inc. Repurchase Agreement
              (maturing on 08/01/2007 in the amount of $188,
              collateralized by U.S. Treasury Bond 8.00% 2021
              value of $193)
     188      5.07% dated 08/01/2007..........................       188
                                                                --------
                                                                   6,495
                                                                --------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 18.3%
            CASH COLLATERAL REINVESTMENT FUND:
  80,420    Mellon GSL DBT II Collateral Fund.................    80,416
                                                                --------
PRINCIPAL
 AMOUNT
---------
            U.S. TREASURY BILLS -- 0.1%
 $   375    4.61%, 09/20/2007 (M)(S)..........................       372
                                                                --------
            Total short-term investments
              (cost $87,283)..................................  $ 87,283
                                                                --------

            Total investments
              (cost $509,880) (C).............................  118.0%    $517,864
            Other assets and liabilities......................  (18.0)%    (79,102)
                                                                -----     --------
            Total net assets..................................  100.0%    $438,762
                                                                =====     ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 0.11% of total net assets at July 31, 2007.

  (C)At July 31, 2007, the cost of securities for federal income tax purposes was $510,945 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation........................  $ 46,624
      Unrealized Depreciation........................   (39,705)
                                                       --------
      Net Unrealized Appreciation....................  $  6,919
                                                       ========

 THE HARTFORD SMALLCAP GROWTH FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

  # This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

  (D)Currently non-income producing.

 (G) Security is partially on loan at July 31, 2007.

 (M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  (S)Security pledged as initial margin deposit for open futures contracts at July 31, 2007.

     FUTURES CONTRACTS OUTSTANDING AT JULY 31, 2007

                                                                       UNREALIZED
                              NUMBER OF                EXPIRATION    APPRECIATION/
      DESCRIPTION            CONTRACTS*    POSITION      MONTH       (DEPRECIATION)
      -----------            -----------   --------   ------------   --------------
      Russell Mini Futures        7          Long        Sep, 2007        $(29)

     * The number of contracts does not omit 000's.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 THE HARTFORD STOCK FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                   MARKET
 SHARES                                                          VALUE (W)
---------                                                        ----------
 COMMON STOCK -- 99.7%
            BASIC MATERIALS -- 3.8%
     186    Alcoa, Inc. .......................................  $    7,101
     137    Cameco Corp. ......................................       5,571
     188    E.I. DuPont de Nemours & Co. ......................       8,799
      93    Freeport-McMoRan Copper & Gold, Inc. ..............       8,712
     258    Newmont Mining Corp. ..............................      10,788
     210    Uranium One, Inc. (D)(G)...........................       2,438
                                                                 ----------
                                                                     43,409
                                                                 ----------
            CAPITAL GOODS -- 0.9%
     125    Caterpillar, Inc. .................................       9,882
                                                                 ----------
            CONSUMER CYCLICAL -- 5.4%
     181    Best Buy Co., Inc. ................................       8,075
   2,495    Buck Holdings L.P. (A)(D)(H).......................       2,245
     459    Circuit City Stores, Inc. .........................       5,463
     498    D.R. Horton, Inc. .................................       8,129
      87    Home Depot, Inc. ..................................       3,249
     638    Lowe's Cos., Inc. .................................      17,879
     150    Supervalu, Inc. ...................................       6,238
     214    Wal-Mart Stores, Inc. .............................       9,810
                                                                 ----------
                                                                     61,088
                                                                 ----------
            CONSUMER STAPLES -- 7.0%
     110    Bunge Ltd. Finance Corp. ..........................       9,994
      97    Clorox Co. ........................................       5,847
       2    Japan Tobacco, Inc. (A)............................       8,350
     318    PepsiCo, Inc. .....................................      20,893
     544    Procter & Gamble Co. ..............................      33,658
                                                                 ----------
                                                                     78,742
                                                                 ----------
            ENERGY -- 7.9%
     169    Chesapeake Energy Corp. ...........................       5,739
      80    ConocoPhillips Holding Co. ........................       6,500
     166    EnCana Corp. ......................................      10,141
     203    Exxon Mobil Corp. .................................      17,298
     298    Halliburton Co. ...................................      10,747
     390    OAO Gazprom ADR (K)................................      16,985
     316    Occidental Petroleum Corp. ........................      17,935
      75    XTO Energy, Inc. ..................................       4,106
                                                                 ----------
                                                                     89,451
                                                                 ----------
            FINANCE -- 22.7%
   1,075    Akbank T.A.S. (A)(G)...............................       7,185
     400    American International Group, Inc. ................      25,663
   1,540    Amvescap plc (A)...................................      19,252
      63    Banco Itau Holding.................................       2,872
     498    Bank of America Corp. .............................      23,592
     194    Bank of New York Mellon Corp. .....................       8,236
     320    Capital One Financial Corp. .......................      22,615
     480    Citigroup, Inc. ...................................      22,368
     172    Commerce Bancorp, Inc. ............................       5,757
     380    Countrywide Financial Corp. .......................      10,693
     231    Discover Financial Services (D)....................       5,327
     376    E*Trade Financial Corp. (D)........................       6,960
      73    Goldman Sachs Group, Inc. .........................      13,768
     243    ING Groep N.V. ADR (G).............................      10,233

                                                                   MARKET
 SHARES                                                          VALUE (W)
---------                                                        ----------
            FINANCE -- (CONTINUED)
      86    Julius Baer Holding Ltd. (A).......................  $    6,046
      56    Kimco Realty Corp. ................................       2,096
      --    Mitsubishi UFJ Financial Group, Inc. (A)(G)........       3,810
     236    State Street Corp. ................................      15,819
     228    UBS AG.............................................      12,537
     434    UnitedHealth Group, Inc. ..........................      20,999
     527    Western Union Co. .................................      10,516
                                                                 ----------
                                                                    256,344
                                                                 ----------
            HEALTH CARE -- 10.3%
     101    AstraZeneca plc (A)................................       5,211
     820    Elan Corp. plc ADR (D).............................      15,353
     366    Eli Lilly & Co. ...................................      19,775
     155    Genentech, Inc. (D)................................      11,499
     156    Merck & Co., Inc. .................................       7,735
     285    Sanofi-Aventis S.A. ADR............................      11,899
     432    Schering-Plough Corp. .............................      12,321
     562    Shionogi & Co., Ltd. (A)...........................       8,969
     161    Walgreen Co. ......................................       7,100
     345    Wyeth..............................................      16,720
                                                                 ----------
                                                                    116,582
                                                                 ----------
            SERVICES -- 9.0%
     856    Comcast Corp. Class A (D)..........................      22,487
     137    Monster Worldwide, Inc. (D)........................       5,312
     808    Time Warner, Inc. .................................      15,570
     344    United Parcel Service, Inc. Class B................      26,040
     242    Viacom, Inc. Class B (D)...........................       9,286
     340    Waste Management, Inc. ............................      12,938
     861    XM Satellite Radio Holdings, Inc. Class A (D)(G)...       9,858
                                                                 ----------
                                                                    101,491
                                                                 ----------
            TECHNOLOGY -- 31.7%
     180    Activision, Inc. (D)...............................       3,075
     166    Akamai Technologies, Inc. (D)......................       5,651
     131    Apple, Inc. (D)....................................      17,234
     440    AT&T, Inc. ........................................      17,224
   1,236    Cisco Systems, Inc. (D)............................      35,739
     138    Citrix Systems, Inc. (D)...........................       4,992
     470    Corning, Inc. (D)..................................      11,210
     124    Electronic Arts, Inc. (D)..........................       6,036
     430    EMC Corp. (D)......................................       7,965
     817    Flextronics International Ltd. (D)(G)..............       9,121
   1,466    General Electric Co. ..............................      56,838
      56    Google, Inc. (D)...................................      28,458
   1,002    Intel Corp. .......................................      23,674
     352    Maxim Integrated Products, Inc. ...................      11,158
     409    Medtronic, Inc. ...................................      20,729
     587    Network Appliance, Inc. (D)........................      16,638
      39    NII Holdings, Inc. Class B (D).....................       3,243
     275    Qualcomm, Inc. ....................................      11,437
      24    Research In Motion Ltd. (D)........................       5,222
   1,191    Sprint Nextel Corp. ...............................      24,447
     306    Symantec Corp. (D).................................       5,881
     313    Texas Instruments, Inc. ...........................      11,018

 THE HARTFORD STOCK FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                   MARKET
 SHARES                                                          VALUE (W)
---------                                                        ----------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
     119    Whirlpool Corp. ...................................  $   12,182
     365    Yahoo!, Inc. (D)(G)................................       8,484
                                                                 ----------
                                                                    357,656
                                                                 ----------
            UTILITIES -- 1.0%
      37    E.On AG (A)........................................       5,830
     154    Renewable Energy Corp. AS (A)(D)...................       6,074
                                                                 ----------
                                                                     11,904
                                                                 ----------
            Total common stock
              (cost $1,084,495)................................  $1,126,549
                                                                 ----------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 5.0%
            REPURCHASE AGREEMENTS -- 0.5%
            Deutsche Bank Securities Joint Repurchase Agreement
              (maturing on 08/01/2007 in the amount of $7,
              collateralized by FHLMC 5.00% -- 6.50%
              2021 -- 2037 value of $7)
 $     7      5.10% dated 08/01/2007...........................  $        7
                                                                 ----------
            Deutsche Bank Securities TriParty Joint Repurchase
              Agreement (maturing on 08/01/2007 in the amount
              of $1,336, collateralized by FHLMC 5.00% -- 6.50%
              2021 -- 2037 value of $1,369)
   1,335      5.31% dated 08/01/2007...........................       1,335
                                                                 ----------
            Merrill Lynch Repurchase Agreement (maturing on
              08/01/2007 in the amount of $1,827,
              collateralized by FHLMC 5.50% -- 7.50%
              2031 -- 2037, FNMA 4.50% -- 7.00% 2018 -- 2037
              value of $1,864)
   1,827      5.31% dated 08/01/2007...........................       1,827
                                                                 ----------
            UBS Securities TriParty Joint Repurchase Agreement
              (maturing on 08/01/2007 in the amount of $2,151,
              collateralized by FHLMC 4.00% -- 10.00%
              2012 -- 2037, FNMA 5.50% -- 7.00% 2012 -- 2037
              value of $2,193)
   2,150      5.31% dated 08/01/2007...........................       2,151
                                                                 ----------
                                                                      5,320
                                                                 ----------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 4.5%
            CASH COLLATERAL REINVESTMENT FUND:
  44,911    Navigator Prime Portfolio..........................      44,911
                                                                 ----------
PRINCIPAL                                                         MARKET
 AMOUNT                                                          VALUE (W)
---------                                                        ----------
            U.S. TREASURY COLLATERAL SECURITIES:
            U.S. Treasury Bond
 $    88      2.00%, 01/15/2026................................  $       86
       9      2.38%, 01/15/2025................................          10
     622      3.63%, 04/15/2028................................         967
     166      3.88%, 04/15/2029................................         265
       1      7.00%, 02/15/2023................................           1
            U.S. Treasury Note
     280      1.63%, 01/15/2015................................         288
   1,955      1.88%, 07/15/2013 -- 07/15/2015..................       2,134
      96      2.00%, 04/15/2012................................          94
   1,060      2.38%, 04/15/2011 -- 01/15/2017..................       1,086
     856      3.88%, 01/15/2009................................       1,101
                                                                 ----------
                                                                      6,032
                                                                 ----------
                                                                     50,943
                                                                 ----------
            Total short-term investments
              (cost $56,263)...................................  $   56,263
                                                                 ----------

            Total investments
              (cost $1,140,758) (C)...........................  104.7%    $1,182,812
            Other assets and liabilities......................   (4.7)%      (53,522)
                                                                -----     ----------
            Total net assets..................................  100.0%    $1,129,290
                                                                =====     ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 15.33% of total net assets at July 31, 2007.

  (C)At July 31, 2007, the cost of securities for federal income tax purposes was $1,158,061 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation........................  $ 76,455
      Unrealized Depreciation........................   (51,704)
                                                       --------
      Net Unrealized Appreciation....................  $ 24,751
                                                       ========

 (A) The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at July 31, 2007, was $72,972, which represents 6.46% of total net assets.

  (D)Currently non-income producing.

 (G) Security is partially on loan at July 31, 2007.

 (K) Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At July 31, 2007, the market value of these securities amounted to $16,985 or 1.50% of net assets.

--------------------------------------------------------------------------------

 (H) The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD
      ACQUIRED  SHARES/PAR        SECURITY        COST BASIS
      --------  ----------        --------        ----------
      06/2007     2,495      Buck Holdings L.P.     $2,497

     The aggregate value of these securities at July 31, 2007 was $2,245 which represents 0.20% of total net assets.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 THE HARTFORD STRATEGIC INCOME FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ---------
 ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 13.6%
             FINANCE -- 13.6%
             Banc of America Commercial Mortgage, Inc.
 $   400       5.84%, 06/10/2049 (L)...........................   $   389
             Bayview Financial Acquisition Trust
     250       8.05%, 07/28/2037...............................       250
             CBA Commercial Small Balance Commercial Mortgage
   4,988       7.25%, 07/25/2039 (H)(P)........................       479
             Commercial Mortgage Pass-Through Certificates
     500       5.31%, 12/10/2046...............................       477
             Credit-Based Asset Servicing and Securitization
               LLC
      95       5.59%, 05/25/2036 (H)(L)........................        93
             Greenwich Capital Commercial Funding Corp.
     300       6.52%, 11/05/2021 (I)(L)........................       290
     325       6.72%, 11/05/2021 (I)(L)........................       317
             IMPAC Commercial Mortgage Backed Trust
     344       6.82%, 02/25/2036 (L)...........................       316
             LB-UBS Commercial Mortgage Trust
     300       5.41%, 09/15/2039 (L)...........................       288
             Merrill Lynch/Countrywide Commercial Mortgage
               Trust
     500       6.10%, 06/12/2046 (L)...........................       502
             Morgan Stanley Capital I
     300       5.69%, 04/15/2049 (L)...........................       293
     500       5.88%, 04/15/2049 (L)...........................       489
             Wachovia Bank Commercial Mortgage Trust
     500       5.42%, 01/15/2045 (L)...........................       483
                                                                  -------
             Total asset & commercial mortgage backed
               securities
               (cost $4,678)...................................   $ 4,666
                                                                  -------
CORPORATE BONDS: INVESTMENT GRADE -- 16.3%
             CONSUMER STAPLES -- 1.4%
             Parcs R Master Trust
     500       6.36%, 06/20/2017 (I)(L)........................   $   481
                                                                  -------
             ENERGY -- 1.7%
             Gazprom Capital S.A.
     210       6.21%, 11/22/2016 (I)...........................       199
             Lukoil International Finance B.V.
     200       6.36%, 06/07/2017 (I)...........................       188
             TNK-BP Finance S.A.
     100       6.63%, 03/20/2017 (K)...........................        93
     100       7.50%, 07/18/2016 (I)#..........................       101
                                                                  -------
                                                                      581
                                                                  -------
             FINANCE -- 12.1%
             AES El Salvador Trust
     300       6.75%, 02/01/2016 (I)#..........................       296
             AMBAC Financial Group, Inc.
     200       6.15%, 02/15/2037 #.............................       163
             Axa S.A.
     500       6.46%, 12/14/2049 (I)(L)........................       446

PRINCIPAL                                                         MARKET
AMOUNT (B)                                                       VALUE (W)
----------                                                       ---------
             FINANCE -- (CONTINUED)
             C10 Capital SPV Ltd.
 $   300       6.72%, 12/31/2049 (K)(L)#.......................   $   289
             Capital One Capital IV
     300       6.75%, 02/17/2037 #.............................       260
             Comerica Capital Trust II
     300       6.58%, 02/20/2037 (L)#..........................       275
             Genworth Financial, Inc.
     200       6.15%, 11/15/2066 #.............................       182
             HSBK Europe B.V.
     100       7.25%, 05/03/2017 (I)...........................        94
     150       7.25%, 05/03/2017 (K)...........................       144
             Kazkommerts International B.V.
     200       8.00%, 11/03/2015 (I)#..........................       185
             Lehman Brothers Holdings, Inc.
     500       6.88%, 07/17/2037...............................       484
             New Zealand Government
 NZD 335       6.00%, 07/15/2008 #.............................       251
             Rabobank Nederlands
 AUD 600       6.50%, 03/18/2010 (L)#..........................       511
             Residential Capital Corp.
     115       5.86%, 06/09/2008 (L)...........................       110
             Sagicor Financial Ltd.
     100       7.50%, 05/12/2016 (I)#..........................       101
             Transcapitalinvest, Ltd.
     200       5.67%, 03/05/2014 (I)...........................       195
             TuranAlem Finance B.V.
     200       8.50%, 02/10/2015 (K)#..........................       182
                                                                  -------
                                                                    4,168
                                                                  -------
             SERVICES -- 0.5%
             International Bank for Reconstruction and
               Development
 TRY 200       13.63%, 05/09/2017..............................       156
                                                                  -------
             UTILITIES -- 0.6%
             Empresa Nacional De Electricidad S.A.
     210       7.33%, 02/01/2037...............................       217
                                                                  -------
             Total corporate bonds:
               investment grade
               (cost $5,757)...................................   $ 5,603
                                                                  -------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 41.9%
             BASIC MATERIALS -- 3.3%
             Abitibi-Consolidated, Inc.
     100       8.86%, 06/15/2011 (L)#..........................   $    89
             Citigroup (JSC Severstal)
     100       9.25%, 04/19/2014 (K)#..........................       108
             Georgia Gulf Corp.
     100       9.50%, 10/15/2014...............................        95
             Lupatech Finance Ltd.
     280       9.88%, 11/30/2049 (I)...........................       271
             RBS Global & Rexnord Corp.
     150       11.75%, 08/01/2016 #............................       150
             Smurfit-Stone Container Enterprises, Inc.
     150       8.38%, 07/01/2012...............................       140
             Verso Paper Holdings LLC
     100       11.38%, 08/01/2016 (I)#.........................       102

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
             BASIC MATERIALS -- (CONTINUED)
             Vitro S.A.
 $   200       9.13%, 02/01/2017 (I)#..........................   $   192
                                                                  -------
                                                                    1,147
                                                                  -------
             CONSUMER CYCLICAL -- 4.3%
             Builders FirstSource, Inc.
     700       9.61%, 02/15/2012 (L)#..........................       689
             China Properties Group Ltd.
     100       9.13%, 05/04/2014 (I)#..........................        89
             Michaels Stores, Inc.
     150       11.38%, 11/01/2016 (I)#.........................       145
             Neiman Marcus Group, Inc.
     250       10.38%, 10/15/2015..............................       263
             Tenneco, Inc.
     100       8.63%, 11/15/2014...............................       100
             TRW Automotive, Inc.
     200       7.25%, 03/15/2017 (I)...........................       185
                                                                  -------
                                                                    1,471
                                                                  -------
             CONSUMER STAPLES -- 1.2%
             Bertin Ltd.
     200       10.25%, 10/05/2016 (K)#.........................       211
             MHP S.A.
     100       10.25%, 11/30/2011 (K)..........................       100
             OJSC Myronivsky Hliboproduct
     100       10.25%, 11/30/2011 (I)#.........................        99
                                                                  -------
                                                                      410
                                                                  -------
             ENERGY -- 0.9%
             MEI Euro Finance Ltd.
     200       8.75%, 05/22/2010 (K)#..........................       204
             Naftogaz Ukrainy
     100       8.13%, 09/30/2009 #.............................        98
                                                                  -------
                                                                      302
                                                                  -------
             FINANCE -- 7.3%
             Alfa Bank
     100       8.20%, 06/25/2012 (I)...........................        96
             AmeriCredit Corp.
     200       8.50%, 07/01/2015 (I)...........................       192
             ATF Bank
     100       9.00%, 05/11/2016 (K)#..........................       105
             Banco BMG S.A.
     100       9.15%, 01/15/2016 (K)...........................       102
             Centercredit International
     100       8.63%, 01/30/2014 (I)#..........................        95
             Credit Suisse First Boston International
     100       6.80%, 10/04/2012...............................        96
             Drummond Co., Inc.
     200       7.38%, 02/15/2016 (H)...........................       186
             Ege Haina Finance Co.
     100       9.50%, 04/26/2017 (I)...........................        95
             General Motors Acceptance Corp.
     150       8.00%, 11/01/2031...............................       141

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ---------
             FINANCE -- (CONTINUED)
             Hub International Holdings, Inc.
 $   175       10.25%, 06/15/2015 (I)..........................   $   151
             Itabo Finance S.A.
     200       10.88%, 10/05/2013 (I)#.........................       202
             Pinnacle Foods Finance LLC
     200       10.63%, 04/01/2017 (I)#.........................       175
             Realogy Corp.
     200       10.50%, 04/15/2014 (I)#.........................       185
             Russian Standard Bank
     200       8.63%, 05/05/2011 (K)#..........................       192
             Sibacademfinance plc
     100       9.00%, 05/12/2009 (K)#..........................       100
             Standard Bank plc
     200       8.75%, 02/09/2016...............................       198
             Triad Acquisition
      50       11.13%, 05/01/2013 #............................        47
             Yankee Acquisition Corp
     150       9.75%, 02/15/2017...............................       133
                                                                  -------
                                                                    2,491
                                                                  -------
             FOREIGN GOVERNMENTS -- 3.1%
             Argentina (Republic of)
     400       7.00%, 10/03/2015 #.............................       323
             Lebanon (Republic of)
     200       8.50%, 01/19/2016 (K)#..........................       190
             Turkey (Republic of)
     260       6.88%, 03/17/2036 #.............................       242
             Venezuela (Republic of)
     350       5.75%, 02/26/2016 #.............................       296
                                                                  -------
                                                                    1,051
                                                                  -------
             HEALTH CARE -- 2.1%
             Community Health Systems, Inc.
     130       8.88%, 07/15/2015 (I)...........................       127
             General Nutrition Centers, Inc.
     100       9.79%, 03/15/2014 (I)(L)#.......................        93
             HCA, Inc.
     100       9.25%, 11/15/2016 (I)...........................        99
             IASIS Healthcare Capital Corp.
     150       8.75%, 06/15/2014...............................       144
             Invacare Corp.
     100       9.75%, 02/15/2015...............................        95
             Rite Aid Corp.
     200       9.50%, 06/15/2017 (I)...........................       177
                                                                  -------
                                                                      735
                                                                  -------
             SERVICES -- 9.8%
             Affinion Group, Inc.
     100       11.50%, 10/15/2015 #............................       101
             Clarke American Corp.
     100       9.50%, 05/15/2015...............................        92
             Dow Jones CDX HY
   2,275       7.63%, 06/29/2012 (I)#..........................     2,042
             ISA Capital De Brasil S.A.
     200       8.80%, 01/30/2017 (I)#..........................       202
             MGM Mirage, Inc.
     100       7.50%, 06/01/2016...............................        93

 THE HARTFORD STRATEGIC INCOME FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
             SERVICES -- (CONTINUED)
             Quebecor World, Inc.
 $   200       9.75%, 01/15/2015 (I)#..........................   $   192
             Reader's Digest Association, Inc.
     100       9.00%, 02/15/2017 (I)#..........................        85
             Sirius Satellite Radio, Inc.
     100       9.63%, 08/01/2013 #.............................        95
             SunGard Data Systems, Inc.
     200       10.25%, 08/15/2015..............................       200
             TL Acquisitions, Inc.
     170       10.50%, 01/15/2015 (I)..........................       156
             West Corp.
     100       9.50%, 10/15/2014...............................        97
                                                                  -------
                                                                    3,355
                                                                  -------
             TECHNOLOGY -- 7.6%
             Advanced Micro Devices, Inc.
     100       7.75%, 11/01/2012 #.............................        88
             Canwest Mediaworks L.P.
      35       9.25%, 08/01/2015 (I)...........................        34
             CCH I Holdings LLC
     300       10.00%, 05/15/2014 #............................       265
             Freescale Semiconductor, Inc.
     200       10.13%, 12/15/2016 (I)#.........................       176
             GC Impsat Holdings
     100       9.88%, 02/15/2017 (I)#..........................        95
             Intelsat Bermuda Ltd.
     250       8.89%, 01/15/2015 (L)...........................       251
     400       11.25%, 06/15/2016 #............................       418
             Level 3 Financing, Inc.
     150       9.25%, 11/01/2014...............................       143
             MagnaChip Semiconductor
     100       6.88%, 12/15/2011 #.............................        79
             Maxcom Telecomunicaciones
     250       11.00%, 12/15/2014 (I)#.........................       263
             Momentive Performance
     100       9.75%, 12/01/2014 (I)...........................        96
             Nortel Networks Ltd.
     200       10.75%, 07/15/2016 (I)#.........................       209
             Sanmina-Sci Corp.
     100       8.11%, 06/15/2014 (I)(L)........................        98
             Spansion LLC
     200       8.48%, 06/01/2013 (I)(L)#.......................       186
             Vimpel Communications
     200       8.25%, 05/23/2016 (I)#..........................       205
                                                                  -------
                                                                    2,606
                                                                  -------
             TRANSPORTATION -- 0.4%
             Bristow Group, Inc.
     150       7.50%, 09/15/2017 (I)...........................       148
                                                                  -------
             UTILITIES -- 1.9%
             Energipe Y Saelpa
     100       10.50%, 07/19/2013 (I)#.........................       111

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ---------
             UTILITIES -- (CONTINUED)
             Majapahit Holdings, Inc.
 $   250       7.25%, 06/28/2017 (I)...........................   $   232
             Mirant JPSCO Finance Ltd.
     100       11.00%, 07/06/2016 (I)#.........................       108
             Rede Empresas De Energia
     200       11.13%, 04/02/2049 (I)..........................       205
                                                                  -------
                                                                      656
                                                                  -------
             Total corporate bonds: non-investment grade
               (cost $15,184)..................................   $14,372
                                                                  -------
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE (V) -- 9.4%
             BASIC MATERIALS -- 1.9%
             John Maneely Co.
     727       8.61%, 12/08/2013 (N)...........................   $   642
                                                                  -------
             CONSUMER CYCLICAL -- 2.0%
             Ford Motor Co.
     748       8.36%, 12/15/2013 (N)...........................       702
                                                                  -------
             FINANCE -- 2.1%
             Crescent Resources LLC
     750       8.32%, 09/07/2012 (N)...........................       722
                                                                  -------
             HEALTH CARE -- 0.7%
             Inverness Medical Innovation, Inc.
     250       9.59%, 06/26/2015 (N)...........................       241
                                                                  -------
             SERVICES -- 2.7%
             Golden Nugget, Inc.
     250       8.57%, 12/31/2014 (N)...........................       232
             New World Gaming Partners Ltd.
     500       10.86%, 01/16/2015 (AA)(Q)......................       480
             WideOpenWest Finance LLC
     250       11.61%, 07/01/2015 (N)..........................       220
                                                                  -------
                                                                      932
                                                                  -------
             Total senior floating rate interests:
               non-investment grade
               (cost $3,476)...................................   $ 3,239
                                                                  -------
U.S. GOVERNMENT AGENCIES -- 13.4%
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 13.4%
             Mortgage Backed Securities:
   4,561       6.50%, 2037 #...................................   $ 4,607
                                                                  -------
             Total U.S. government agencies
               (cost $4,625)...................................   $ 4,607
                                                                  -------
             Total long-term investments
               (cost $33,720)..................................   $32,487
                                                                  -------
SHORT-TERM INVESTMENTS -- 9.6%
             FINANCE -- 0.0%
      --     State Street Bank Money Market Fund...............   $    --
                                                                  -------

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                         VALUE (W)
----------                                                       ---------
SHORT-TERM INVESTMENTS -- (CONTINUED)
             REPURCHASE AGREEMENTS -- 9.3%
             BNP Paribas Securities Corp.
               Repurchase Agreement (maturing on 08/01/2007 in
               the amount of $844, collateralized by U.S.
               Treasury Bond
               6.25% 2023 value of $866)
 $   844       5.07% dated 08/01/2007..........................   $   844
             RBS Greenwich Capital Markets
               Repurchase Agreement (maturing on
               08/01/2007 in the amount of $1,125,
               collateralized by U.S. Treasury Note
               12.00% 2013 value of $1,148)
   1,125       5.05% dated 08/01/2007..........................     1,125
             UBS Securities, Inc. Repurchase
               Agreement (maturing on
               08/01/2007 in the amount of $1,233,
               collateralized by U.S. Treasury Bond
               8.00% 2021 value of $1,264)
   1,233       5.07% dated 08/01/2007..........................     1,232
                                                                  -------
                                                                    3,201
                                                                  -------
             U.S. TREASURY BILLS -- 0.3%
     100       4.83%, 09/20/2007 (M)(S)........................        99
                                                                  -------
             Total short-term investments
               (cost $3,300)...................................   $ 3,300
                                                                  -------

              Total investments
                (cost $37,020) (C)..............................  104.2%    $35,787
              Other assets and liabilities......................   (4.2)%    (1,448)
                                                                  -----     -------
                                                                  100.0%    $34,339
                                                                  =====     =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 25.34% of total net assets at July 31, 2007.

(C) At July 31, 2007, the cost of securities for federal income tax purposes was $37,020 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation.........................  $    52
      Unrealized Depreciation.........................   (1,285)
                                                        -------
      Net Unrealized (Depreciation)...................  $(1,233)
                                                        =======

  # This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

(AA) The interest rate disclosed for these securities represents an estimated average coupon as of July 31, 2007.

(I) Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2007, was $10,506, which represents 30.59% of total net assets.

(K) Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At July 31, 2007, the market value of these securities amounted to $2,020 or 5.88% of net assets.

(L) Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2007.

(M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

(N) The interest rate disclosed for these securities represents the average coupon as of July 31, 2007.

(P) The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at July 31, 2007.

(Q) The cost of securities purchased on a when-issued or delayed delivery basis at July 31, 2007 was $500.

(V) Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at July 31, 2007.

(B)  All principal amounts are in U.S. dollars unless otherwise indicated.

      AUD  -- Australian Dollar
      NZD  -- New Zealand Dollar
      TRY  -- Turkey New Lira

(H) The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD                                                               COST
      ACQUIRED         SHARES/PAR                 SECURITY                 BASIS
      --------         ----------                 --------                 -----
      05/2007            4,988      CBA Commercial Small Balance
                                    Commercial Mortgage, 7.25%,
                                    07/25/2039 - 144A                      $471
      07/2007               95      Credit-Based Asset Servicing and
                                    Securitization LLC, 5.59%,
                                    05/25/2036 - 144A                        93
      06/2007-07/2007      200      Drummond Co., Inc., 7.38%,
                                    02/15/2016 - 144A                       193

     The aggregate value of these securities at July 31, 2007 was $758 which represents 2.21% of total net assets.

 THE HARTFORD STRATEGIC INCOME FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

  (S)Security pledged as initial margin deposit for open futures contracts at July 31, 2007.

     FUTURES CONTRACTS OUTSTANDING AT JULY 31, 2007

                                                                    UNREALIZED
                             NUMBER OF               EXPIRATION   APPRECIATION/
           DESCRIPTION       CONTRACTS*   POSITION     MONTH      (DEPRECIATION)
           -----------       ----------   --------   ----------   --------------
      5 Year U.S. Treasury
      Note                      111         Long     Sep, 2007         $ 75
      10 Year U.S. Treasury
      Bond                        6        Short     Sep, 2007          (16)
                                                                       ----
                                                                       $ 59
                                                                       ====

     * The number of contracts does not omit 000's.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Hartford Mutual Fund's most recent semi-annual or annual report.

FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JULY 31, 2007

                                                               UNREALIZED
                            MARKET   CONTRACT    DELIVERY    APPRECIATION/
       DESCRIPTION          VALUE     AMOUNT       DATE      (DEPRECIATION)
       -----------          ------   --------    --------    --------------
Brazil Real (Buy)            $ 67      $ 65     08/21/2007        $ 2
Brazil Real (Sell)             67        66     08/21/2007         (1)
Colombian Peso (Buy)           66        65     08/22/2007          1
Colombian Peso (Sell)          66        65     08/22/2007         (1)
Hungarian Forint (Buy)         63        65     08/21/2007         (2)
Hungarian Forint (Sell)        63        63     08/21/2007         --
Iceland Krona (Buy)            39        39     08/03/2007         --
Iceland Krona (Sell)           39        39     08/03/2007         --
Indian Rupee (Buy)             66        65     08/21/2007          1
Indian Rupee (Sell)            66        66     08/21/2007         --
South African Rand (Buy)       64        65     08/21/2007         (1)
South African Rand (Sell)      64        65     08/21/2007          1
Thailand Baht (Buy)            63        65     08/22/2007         (2)
Thailand Baht (Sell)           63        70     08/22/2007          7
Turkish Lira (Sell)           155       160     08/28/2007          5
                                                                  ---
                                                                  $10
                                                                  ===

 THE HARTFORD TARGET RETIREMENT 2010 FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                       VALUE (W)
------                                                       ---------
 AFFILIATED INVESTMENT COMPANIES -- 99.2%
EQUITY FUNDS -- 40.1%
   23    Hartford Capital Appreciation Fund, Class Y.......    $1,005
    7    Hartford Equity Income Fund, Class Y..............       100
   13    Hartford Global Growth Fund, Class Y..............       291
    3    Hartford Growth Opportunities Fund, Class Y.......       100
   15    Hartford International Opportunities Fund, Class
           Y...............................................       285
   16    Hartford International Small Company Fund Class
           Y...............................................       279
   12    Hartford Select MidCap Value Fund, Class Y........       152
    6    Hartford Select SmallCap Value Fund, Class Y......        72
   65    Hartford Value Fund, Class Y......................       853
    2    Hartford Value Opportunities Fund, Class Y........        29
                                                               ------
         Total equity funds
           (cost $3,330)...................................    $3,166
                                                               ------
FIXED INCOME FUNDS -- 59.1%
   64    Hartford Floating Rate Fund, Class Y..............    $  616
  152    Hartford Income Fund, Class Y.....................     1,520
   49    Hartford Inflation Plus Fund, Class Y.............       510
  156    Hartford Short Duration Fund, Class Y.............     1,543
   47    Hartford Total Return Bond Fund, Class Y..........       486
                                                               ------
         Total fixed income funds
           (cost $4,462)...................................    $4,675
                                                               ------
         Total investments in affiliated investment
           companies
           (cost $7,792)...................................    $7,841
                                                               ------

         Total investments
           (cost $7,792) (C)...............................   99.2%  $7,841
         Other assets and liabilities......................    0.8%      65
                                                             -----   ------
         Total net assets..................................  100.0%  $7,906
                                                             =====   ======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At July 31, 2007, the cost of securities for federal income tax purposes was $7,792 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation............................  $147
      Unrealized Depreciation............................   (98)
                                                           ----
      Net Unrealized Appreciation........................  $ 49
                                                           ====

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 THE HARTFORD TARGET RETIREMENT 2020 FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
  AFFILIATED INVESTMENT COMPANIES -- 99.5%
EQUITY FUNDS -- 63.7%
    57      Hartford Capital Appreciation Fund, Class Y.......   $ 2,497
    59      Hartford Disciplined Equity Fund, Class Y.........       855
    39      Hartford Equity Income Fund, Class Y..............       559
    27      Hartford Global Growth Fund, Class Y..............       603
    14      Hartford Growth Opportunities Fund, Class Y.......       488
    36      Hartford International Opportunities Fund, Class
              Y...............................................       683
    48      Hartford International Small Company Fund Class
              Y...............................................       811
    42      Hartford Select MidCap Value Fund, Class Y........       519
    76      Hartford Select SmallCap Value Fund, Class Y......       857
    14      Hartford Small Company Fund Class Y...............       329
    15      Hartford Stock Fund, Class Y......................       364
   133      Hartford Value Fund, Class Y......................     1,741
                                                                 -------
            Total equity funds
              (cost $10,081)..................................   $10,306
                                                                 -------
FIXED INCOME FUNDS -- 35.8%
    84      Hartford Floating Rate Fund, Class Y..............   $   815
   239      Hartford Income Fund, Class Y.....................     2,392
    62      Hartford Inflation Plus Fund, Class Y.............       644
   108      Hartford Short Duration Fund, Class Y.............     1,066
    84      Hartford Total Return Bond Fund, Class Y..........       878
                                                                 -------
            Total fixed income funds
              (cost $5,922)...................................   $ 5,795
                                                                 -------
            Total investments in affiliated investment
              companies
              (cost $16,003)..................................   $16,101
                                                                 -------

            Total investments
              (cost $16,003) (C)..............................   99.5%    $16,101
            Other assets and liabilities......................    0.5%         78
                                                                -----     -------
            Total net assets..................................  100.0%    $16,179
                                                                =====     =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At July 31, 2007, the cost of securities for federal income tax purposes was $16,003 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation...........................  $ 365
      Unrealized Depreciation...........................   (267)
                                                          -----
      Net Unrealized Appreciation.......................  $  98
                                                          =====

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 THE HARTFORD TARGET RETIREMENT 2030 FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                              MARKET
SHARES                                                       VALUE (W)
------                                                       ---------
 AFFILIATED INVESTMENT COMPANIES -- 99.5%
EQUITY FUNDS -- 78.7%
  55     Hartford Capital Appreciation Fund,
           Class Y.........................................   $ 2,444
  41     Hartford Disciplined Equity Fund, Class Y.........       599
  26     Hartford Equity Income Fund, Class Y..............       374
  29     Hartford Global Growth Fund, Class Y..............       631
  11     Hartford Growth Opportunities Fund, Class Y.......       370
  30     Hartford International Opportunities Fund, Class
           Y...............................................       571
  48     Hartford International Small Company Fund Class
           Y...............................................       820
  26     Hartford Select MidCap Value Fund, Class Y........       326
  65     Hartford Select SmallCap Value Fund, Class Y......       730
  18     Hartford Small Company Fund Class Y...............       425
   8     Hartford Stock Fund, Class Y......................       182
 147     Hartford Value Fund, Class Y......................     1,928
                                                              -------
         Total equity funds
           (cost $9,074)...................................   $ 9,400
                                                              -------
FIXED INCOME FUNDS -- 20.8%
   2     Hartford Income Fund, Class Y.....................   $    22
  63     Hartford Inflation Plus Fund, Class Y.............       658
  59     Hartford Short Duration Fund, Class Y.............       584
 116     Hartford Total Return Bond Fund,
           Class Y.........................................     1,212
                                                              -------
         Total fixed income funds
           (cost $2,504)...................................   $ 2,476
                                                              -------
         Total investments in affiliated investment
           companies
           (cost $11,578)..................................   $11,876
                                                              -------

         Total investments
           (cost $11,578) (C)..............................   99.5%   $11,876
         Other assets and liabilities......................    0.5%        62
                                                             -----    -------
         Total net assets..................................  100.0%   $11,938
                                                             =====    =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At July 31, 2007, the cost of securities for federal income tax purposes was $11,578 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation.......................      $ 404
      Unrealized Depreciation.......................       (106)
                                                          -----
      Net Unrealized Appreciation...................      $ 298
                                                          =====

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 THE HARTFORD TAX-FREE CALIFORNIA FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
 MUNICIPAL BONDS -- 97.5%
            GENERAL OBLIGATIONS -- 10.3%
            Atwater, CA, Public FA Sewer & Water Proj
 $  500       5.50%, 05/01/2028 #.............................   $   509
            California Statewide Communities DA Rev
    500       5.13%, 04/01/2037 (I)...........................       499
    250       5.30%, 10/01/2037...............................       246
            California Statewide Community DA
    300       4.80%, 09/01/2046...............................       285
            California Statewide GO
    870       4.75%, 09/01/2028 #.............................       872
            Covina Valley, CA, USD
    600       4.38%, 08/01/2027...............................       581
            Grant, CA, Joint USD GO
    400       4.38%, 08/01/2031...............................       382
            Puerto Rico Commonwealth, GO
    250       5.00%, 07/01/2030...............................       258
            San Diego, CA, Redev Agency Centre
            City Sub Pkg
    200       5.25%, 09/01/2026...............................       203
            San Francisco, CA, Whittier Redev Agency
    360       5.05%, 11/01/2038...............................       358
                                                                 -------
                                                                   4,193
                                                                 -------
            HEALTH CARE/SERVICES -- 4.7%
            California ABAG FA for Non-Profit Corp, San Diego
              Hospital Assoc
    200       5.38%, 03/01/2021...............................       205
            California Health Fac FA, Catholic Healthcare West
    250       5.25%, 07/01/2023...............................       259
            California Public Works Board, Dept of Mental
              Health Patton
    200       5.38%, 04/01/2028...............................       208
            California Statewide Community DA, Health Services
              Rev
    250       6.00%, 10/01/2023...............................       270
            Rancho Mirage, CA, Joint Powers FA Rev Eisenhower
              Medical Center
    500       5.00%, 07/01/2038 (Q)...........................       499
            Washington Township, CA, Health Care Dist Rev
    500       5.00%, 07/01/2037...............................       497
                                                                 -------
                                                                   1,938
                                                                 -------
            HIGHER EDUCATION (UNIV., DORMS, ETC.) -- 21.7%
            ABAG FA for Nonprofit Corporations, CA, Windemere
              Ranch
    300       5.00%, 09/02/2034...............................       295
            California Educational FA Rev, University of
              Southern California
  1,500       4.75%, 10/01/2037 #.............................     1,508
            California Educational Fac Auth Rev
    500       5.00%, 01/01/2025 -- 12/01/2025.................       504
  1,085       5.00%, 10/01/2025 -- 04/01/2030 #...............     1,094

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            HIGHER EDUCATION -- (CONTINUED)
            California Educational Fac Auth, Huntington Park
              Rev
 $  600       5.15%, 07/01/2030...............................   $   584
            California Educational Fac Auth, La Verne
              University
    180       5.00%, 06/01/2031...............................       180
            California Educational Fac Auth, University of the
              Pacific
    750       5.00%, 11/01/2036 #.............................       757
            California Municipal FA
    250       4.75%, 04/01/2027...............................       242
            California State University Rev
  1,000       5.00%, 11/01/2028...............................     1,040
            California Statewide Community DA
    175       4.88%, 10/01/2035...............................       170
            California Statewide Community DA Rev
    250       5.50%, 07/01/2037 (Q)...........................       250
            California Statewide Community DA Rev, California
              Baptist University
  1,000       5.50%, 11/01/2038...............................     1,011
            California Statewide Community DA, John F Kennedy
              University Rev
    250       6.75%, 10/01/2033...............................       269
            Chabot-Las Positas, CA, Community College Dist
  1,895       5.05%, 08/01/2033 (M)...........................       524
            Long Beach, CA, Harbor Rev Ref
    310       5.00%, 05/15/2015...............................       325
            University Virgin Islands
    110       5.00%, 12/01/2021...............................       112
                                                                 -------
                                                                   8,865
                                                                 -------
            HOUSING (HFA'S, ETC.) -- 2.6%
            California Housing Fin Agency Rev, Home Mortgage
              AMT
    600       4.80%, 08/01/2037...............................       574
            Monterey County, CA, Certificate of Participation
    500       4.50%, 08/01/2037...............................       479
                                                                 -------
                                                                   1,053
                                                                 -------
            LAND DEVELOPMENT -- 3.7%
            Capistrano, CA, USD Community Fac Dist Special Tax
              #90-2 Talega
    100       5.88%, 09/01/2022...............................       111
            Elk Grove, CA, Special Tax East Franklin Community
    200       5.85%, 08/01/2036...............................       204
            Oakland, CA, Redev Agency Tax Allocation,
              Colliseum Area Redev
    250       5.25%, 09/01/2033...............................       268
            Petaluma, CA, Community Development Tax Allocation
    500       4.50%, 05/01/2039...............................       477
            Solano, CA, MBIA
    425       5.25%, 11/01/2021...............................       455
                                                                 -------
                                                                   1,515
                                                                 -------

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
MUNICIPAL BONDS -- (CONTINUED)
            MISCELLANEOUS -- 10.7%
            California Infrastructure & Econ Development, Bay
              Area Toll Bridges
 $  500       5.00%, 07/01/2022...............................   $   543
            Corona, CA, Redev Agency Tax Allocation
    300       4.50%, 11/01/2032...............................       285
            Golden State Tobacco Securitization Agency
  1,000       5.00%, 06/01/2033...............................       933
            Kern County, CA, Tobacco Securitization Agency
  1,000       6.00%, 06/01/2029 #.............................     1,045
            Lathrop, CA, FA Rev Water Supply Proj
    250       6.00%, 06/01/2035...............................       262
            San Francisco, CA, Toll Bridge Rev
  1,000       5.00%, 04/01/2031 #.............................     1,038
            Virgin Islands Public FA Rev
    300       4.25%, 10/01/2029...............................       285
                                                                 -------
                                                                   4,391
                                                                 -------
            POLLUTION CONTROL -- 3.7%
            Big Bear Municipal Water Dist, Ref Lake
              Improvements
    250       5.00%, 11/01/2024...............................       252
            California Statewide Community DA
    250       5.00%, 11/01/2029...............................       244
            Sacramento, CA, Pollution Control FA
    500       4.75%, 12/01/2023...............................       500
            Virgin Islands Public FA Rev
    250       4.70%, 07/01/2022...............................       245
            Virgin Islands Public FA, Revhovenska Refinery
    250       6.13%, 07/01/2022...............................       271
                                                                 -------
                                                                   1,512
                                                                 -------
            PUBLIC FACILITIES -- 1.8%
            California Public Works Board, Dept of Corrections
              Ref
    250       5.00%, 12/01/2018...............................       264
            California Public Works Board, Dept of Health
              Services Richmond Lab
    300       5.00%, 11/01/2030...............................       309
            California Statewide Community DA,
              Var-Kaiser-C
    160       5.25%, 08/01/2031...............................       165
                                                                 -------
                                                                     738
                                                                 -------
            SPECIAL TAX ASSESSMENT -- 13.0%
            Beaumont, CA, FA Rev
     50       7.25%, 09/01/2020...............................        56
            Burbank, CA, FA Rev South San Fernando Redev Proj
    350       5.50%, 12/01/2023...............................       363
            Chico, CA, Redev Agency Tax Allocation
    650       5.00%, 04/01/2027...............................       675
            Chino, CA, Community Fac Dist Special Tax
    500       5.00%, 09/01/2036...............................       484
            Contra Costa County, CA, Public FA Tax Allocation
    400       5.63%, 08/01/2033...............................       413

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            SPECIAL TAX ASSESSMENT -- (CONTINUED)
            Elk Grove, CA, Special Tax
 $  750       5.25%, 09/01/2037...............................   $   750
            Folsom, CA, Public FA Special Tax Rev
    250       5.20%, 09/01/2032...............................       250
            Fontana, CA, Redev Agency Tax Allocation Ref,
              Jurupa Hills Redev Proj
    400       5.50%, 10/01/2027 #.............................       408
            Huntington Park, CA, Public FA Rev Ref
    400       5.25%, 09/01/2019...............................       433
            Lake Elsinore, CA, Special Tax Community Fac Dist
              #2005-6
    150       5.00%, 09/01/2030...............................       149
            Lincoln, CA, Public FA
    500       5.00%, 09/01/2034...............................       484
            Oceanside, CA, Community Development
    300       5.70%, 09/01/2025...............................       315
            Riverside County, CA, Public FA
    200       4.50%, 10/01/2037...............................       190
            San Diego, CA, Redev Agency Tax Allocation, North
              Bay Redev Proj
    150       5.60%, 09/01/2017...............................       155
            San Diego, CA, Redev Agency Tax Allocation, North
              Park Redev Proj
    175       5.30%, 09/01/2016...............................       179
                                                                 -------
                                                                   5,304
                                                                 -------
            TAX ALLOCATION -- 19.9%
            Azusa, CA, Special Tax Community Fac Dist #1
              Mountain Cove
    100       5.75%, 09/01/2021...............................       103
            Beaumont, CA, FA
    250       5.05%, 09/01/2037...............................       242
            Chino, CA, Community Fac Dist Special Tax
    225       5.00%, 09/01/2036...............................       218
            Escondido, CA, Community Fac Dist Special Tax
    250       5.15%, 09/01/2036...............................       245
            Hemet, CA, USD
    250       5.13%, 09/01/2036...............................       245
            Imperial, CA, Special Tax Community Fac
    325       5.00%, 09/01/2026...............................       315
            Indio, CA, Community Fac Dist Special Tax
    300       5.05%, 09/01/2026...............................       294
            Indio, CA, Public FA Rev Local Agency
    135       5.00%, 09/02/2014 #.............................       139
            Indio, CA, Public Improvement Act Special
              Assessment #2002-3 GO
     57       6.35%, 09/02/2027...............................        59
            Irivine, CA, Improvement Bond Act 1915
    300       5.00%, 09/02/2030...............................       295
            Irvine, CA, Community Fac Dist #2005-2
    225       5.20%, 09/01/2026 #.............................       227
            Jurupa, CA, Community Services Dist #17 Special
              Tax
    250       5.20%, 09/01/2036...............................       250
            Jurupa, CA, Community Services Dist #6 Special Tax
    100       5.88%, 09/01/2032...............................       102

 THE HARTFORD TAX-FREE CALIFORNIA FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
MUNICIPAL BONDS -- (CONTINUED)
            TAX ALLOCATION -- (CONTINUED)
            Lake Elsinore, CA, Special Tax Community Fac Dist
              #2005-1A
 $  200       5.35%, 09/01/2036...............................   $   200
            Lake Elsinore, CA, Special Tax Community Fac Dist
              #2-A
    100       5.85%, 09/01/2024...............................       104
            Lake Elsinore, CA, Special Tax Community Fac Dist
              #3
    250       5.15%, 09/01/2025...............................       253
            Lee Lake, CA, Water Dist Community Fac Dist #3
              Special Tax Retreat
    150       5.75%, 09/01/2023...............................       156
            Manhattan Beach, CA, Improvement Board Special Tax
    295       5.00%, 09/02/2026...............................       298
            Moreno Valley, CA, USD Community Fac Special Tax
              #2002-1
    110       5.60%, 09/01/2017...............................       113
            Orange County, CA, Community Fac Dist Special Tax
              #02-1 Ladera Ranch
    100       5.20%, 08/15/2019...............................       102
    200       5.40%, 08/15/2022...............................       203
            Orange County, CA, Special Tax Assessment
    165       5.05%, 09/02/2033...............................       163
            Perris, CA, Community Fac Dist Special Tax #2001-1
    300       5.00%, 09/01/2037...............................       287
            Perris, CA, Public FA Local Agency Rev
    100       6.25%, 09/01/2033...............................       107
            Poway, CA, USD Special Tax Dist #2001-1
    250       5.13%, 09/01/2026...............................       251
            Roseville, CA, FA Special Tax Rev
    500       5.00%, 09/01/2033...............................       486
            Roseville, CA, Special Tax Dist #1 Westpark
    200       5.25%, 09/01/2025...............................       202
            Sacramento, CA, FA
    350       5.61%, 07/15/2027 (L)...........................       350
            Sacramento, CA, North Natomas Community Fac
    550       5.00%, 09/01/2025 -- 09/01/2026.................       546
            Santa Margarita, CA, Water Dist Special Tax
              Community Fac Dist #99-1
    200       6.00%, 09/01/2030...............................       223
            Sun Ranch, CA, Municipal Water Dist
    200       5.00%, 09/01/2036...............................       195
            Tustin, CA, USD Community Fac Dist Special Tax #97
              Jr Lien
    250       5.60%, 09/01/2029...............................       253
            Val Verde, CA, USD FA Special Tax Rev Jr Lien
    200       6.00%, 10/01/2021...............................       206
            Westside, CA, USD Special Tax #2005-2
    300       5.00%, 09/01/2036...............................       292
            William S Hart USD Special Tax
    300       5.25%, 09/01/2026...............................       303
    125       5.85%, 09/01/2022...............................       130
                                                                 -------
                                                                   8,157
                                                                 -------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            UTILITIES -- COMBINED -- 0.7%
            California State Water Dept, Res Power Supply Rev
 $  250       5.88%, 05/01/2016...............................   $   275
                                                                 -------
            UTILITIES -- GAS -- 0.8%
            Chula Vista, CA, IDR Daily San Diego Gas
    300       5.30%, 07/01/2021...............................       315
                                                                 -------
            UTILITIES -- WATER AND SEWER -- 3.9%
            California Metropolitan Water Dist, Southern CA
              Waterworks Rev
  1,000       4.38%, 07/01/2037 #.............................       945
            Stockton, CA, Wastewater System Proj MBIA
    375       5.20%, 09/01/2029...............................       387
            Truckee-Donner, CA, Public Utilities Dist
    240       5.00%, 11/15/2031...............................       248
                                                                 -------
                                                                   1,580
                                                                 -------
            Total municipal bonds
              (cost $39,744)..................................   $39,836
                                                                 -------
SHORT-TERM INVESTMENTS -- 3.0%
            FINANCE -- 3.0%
  1,223     Dreyfus Basic California Municipal Money Market
              Fund............................................   $ 1,223
                                                                 -------
            Total short-term investments
              (cost $1,223)...................................   $ 1,223
                                                                 -------

            Total investments
              (cost $40,967) (C)..............................  100.5%    $41,059
            Other assets and liabilities......................   (0.5)%      (184)
                                                                -----     -------
            Total net assets..................................  100.0%    $40,875
                                                                =====     =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At July 31, 2007, the cost of securities for federal income tax purposes was $40,967 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation...........................  $ 550
      Unrealized Depreciation...........................   (458)
                                                          -----
      Net Unrealized Appreciation.......................  $  92
                                                          =====

  # This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2007, was $499, which represents 1.22% of total net assets.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2007.

--------------------------------------------------------------------------------

 (M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  (Q)The cost of securities purchased on a when-issued or delayed delivery basis at July 31, 2007 was $749.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

      AMT   -- Alternative Minimum Tax
      DA    -- Development Authority
      FA    -- Finance Authority
      GO    -- General Obligations
      IDR   -- Industrial Development Revenue Bond
      MBIA  -- Municipal Bond Insurance Association
      USD   -- United School District

 THE HARTFORD TAX-FREE MINNESOTA FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
 MUNICIPAL BONDS -- 94.7%
            AIRPORT REVENUES -- 2.8%
            Minneapolis & St Paul, MN, Airport Commission FGIC
              AMT
 $1,000       5.63%, 01/01/2018...............................   $ 1,041
                                                                 -------
            GENERAL OBLIGATIONS -- 14.6%
            Anoka-Hennepin, MN, ISD #11 GO Credit Enhancement
              Program
  1,000       5.00%, 02/01/2015...............................     1,034
            Becker, MN, ISD #726 GO FSA
  1,300       6.00%, 02/01/2017...............................     1,367
            Brainerd, MN, ISD #181 GO FGIC
    500       5.38%, 02/01/2016...............................       532
            Minneapolis, MN, Parking Assessment GO
    250       5.00%, 12/01/2020...............................       261
            Mounds View, MN, ISD #621 GO
    785       5.25%, 02/01/2014...............................       820
            Rosemount, MN, ISD #196 GO MBIA
  1,950       5.70%, 04/01/2015 (M)...........................     1,404
                                                                 -------
                                                                   5,418
                                                                 -------
            HEALTH CARE/SERVICES -- 28.2%
            Bemidji, MN, Health Care Fac
    500       5.00%, 09/01/2021 -- 09/01/2024.................       509
            Duluth, MN, Econ DA Health Care Fac Rev,
              Benedictine Health System St Mary's
  1,130       5.50%, 02/15/2023...............................     1,177
            Inver Grove Heights, MN, Presbyterian Homes Care
    350       5.50%, 10/01/2033...............................       349
            Marshall, MN, Avera Marshall Regional Medical
              Center
    350       4.75%, 11/01/2028...............................       327
            Minneapolis, MN, Health Care System AllinaHealth
    250       6.00%, 11/15/2018...............................       269
            Minnesota Agriculture and Econ Development
              Healthcare Fac, Benedictine Health
  1,000       5.25%, 02/15/2014...............................     1,040
            Northfield, MN, Hospital Rev
    330       5.38%, 11/01/2031...............................       337
            Rochester, MN, Health Care Fac Rev
  1,000       5.00%, 11/15/2036...............................     1,003
            St Louis Park, MN, Roitenberg Family Assisted Proj
    300       5.55%, 08/15/2029...............................       306
            St Paul, MN, Housing & Redev Auth Health Care
  1,000       5.25%, 05/15/2036...............................     1,004
            St Paul, MN, Housing & Redev Auth Hospital Rev
    335       6.00%, 11/15/2025...............................       363
            Stillwater, MN, Health System Obligation Group
    750       5.00%, 06/01/2035...............................       742

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            HEALTH CARE/SERVICES -- (CONTINUED)
            Todd, Morrison, Cass, & Wadena County, MN,
              Hospital Lakewood Health Care Fac
 $  725       5.25%, 12/01/2026...............................   $   735
            Waconia, MN, Health Care Fac Rev, Ridgeview
              Medical Center Proj
  1,000       6.10%, 01/01/2019...............................     1,053
            Willmar, MN, Rice Memorial Hospital Proj FSA
    250       5.00%, 02/01/2025...............................       259
            Winona, MN, Health Care Fac Rev
  1,000       5.15%, 07/01/2031...............................     1,001
                                                                 -------
                                                                  10,474
                                                                 -------
            HIGHER EDUCATION (UNIV., DORMS, ETC.) -- 17.5%
            Golden Valley, MN, Breck School Proj Rev
  1,000       5.88%, 10/01/2019...............................     1,044
            Minnesota Higher Education FA, Augsburg College
  1,000       5.00%, 05/01/2020 -- 05/01/2023.................     1,021
            Minnesota Higher Education FA, College of St
              Benedict
    350       5.25%, 03/01/2024...............................       361
            Minnesota Higher Education FA, Minneapolis College
              of Art and Design
    300       5.00%, 05/01/2026...............................       305
            Ramsey, MN, Lease Rev Pact Charter School Proj
    250       6.50%, 12/01/2022...............................       261
            St Paul, MN, Housing & Redev Auth Lease Rev
    825       5.00%, 12/01/2036...............................       826
            St Paul, MN, Housing & Redev Auth, Achieve
              Language Academy
    300       6.75%, 12/01/2022...............................       309
            St Paul, MN, Housing & Redev Auth, Hmong Academy
              Proj
    260       6.00%, 09/01/2036 (H)...........................       268
            St Paul, MN, Housing & Redev Auth, Hope Community
              Academy Proj
    450       6.25%, 12/01/2019...............................       468
            University of Minnesota
  1,000       5.75%, 07/01/2018...............................     1,142
            University Virgin Islands
    270       5.13%, 12/01/2022...............................       276
    225       5.25%, 12/01/2023 -- 12/01/2024.................       231
                                                                 -------
                                                                   6,512
                                                                 -------
            HOUSING (HFA'S, ETC.) -- 9.4%
            Golden Valley, MN, Calvary Center Apts Proj
    500       4.85%, 12/20/2041...............................       481
            Hastings, MN, Housing Rev
    500       5.25%, 11/01/2031...............................       486
            Minneapolis, MN, Housing Rev
    400       5.00%, 10/01/2037...............................       385
            Minneapolis, MN, Multifamily Housing Rev
    350       5.40%, 04/01/2028...............................       343

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
MUNICIPAL BONDS -- (CONTINUED)
            HOUSING -- (CONTINUED)
            Minnesota Residential Housing FA
 $  750       5.00%, 01/01/2020...............................   $   757
            Prior Lake, MN, Shepherds Path Sr Housing
    350       5.75%, 08/01/2041...............................       352
            Stillwater, MN, Multifamily Housing Rev
    400       5.38%, 02/01/2032...............................       389
            Worthington, MN, Housing Auth
    300       5.38%, 05/01/2037...............................       291
                                                                 -------
                                                                   3,484
                                                                 -------
            MISCELLANEOUS -- 1.4%
            Woodbury, MN, Economic DA, Summerhouse Proj
    500       5.75%, 06/01/2041...............................       507
                                                                 -------
            POLLUTION CONTROL -- 3.5%
            Cohasset, MN, Pollution Control Rev Ref Coll
              Allete Inc Proj
    500       4.95%, 07/01/2022...............................       503
            Virgin Islands Public FA, Revhovenska Refinery
    750       6.13%, 07/01/2022...............................       812
                                                                 -------
                                                                   1,315
                                                                 -------
            PUBLIC FACILITIES -- 6.1%
            Minnesota Intermediate School Dist Lease Rev
    350       5.30%, 11/01/2032...............................       351
            Puerto Rico Commonwealth Public Fin Corp
              Appropriation
  1,000       5.75%, 08/01/2027...............................     1,059
            Renville County, MN, Housing & Redev Auth, Health
              & Human Services
    360       4.60%, 02/01/2027...............................       353
            St Paul, MN, PA Lease Rev
    500       5.00%, 12/01/2019...............................       516
                                                                 -------
                                                                   2,279
                                                                 -------
            SPECIAL TAX ASSESSMENT -- 3.2%
            Minneapolis, MN, Tax Increment Grant Park Proj
    350       5.35%, 02/01/2030...............................       350
            Minnesota Agricultural Society, State Fair Rev
    835       5.13%, 09/15/2023...............................       860
                                                                 -------
                                                                   1,210
                                                                 -------
            UTILITIES -- COMBINED -- 0.8%
            Princeton, MN, Public Utility System Rev
    300       5.00%, 04/01/2024...............................       305
                                                                 -------
            UTILITIES -- ELECTRIC -- 4.2%
            Chaska, MN, Electric Rev
    500       5.00%, 10/01/2030...............................       511
            Minnesota Power Agency, Electric Rev
    500       5.25%, 10/01/2019...............................       529

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            UTILITIES -- ELECTRIC -- (CONTINUED)
            Northern MN Municipal Power Agency, Electric
              System Rev FSA
 $  500       5.30%, 01/01/2021...............................   $   513
                                                                 -------
                                                                   1,553
                                                                 -------
            UTILITIES -- WATER AND SEWER -- 3.0%
            Puerto Rico Commonwealth Aqueduct & Sewer Auth Rev
  1,000       6.25%, 07/01/2013...............................     1,107
                                                                 -------
            Total municipal bonds
              (cost $34,519)..................................   $35,205
                                                                 -------
SHORT-TERM INVESTMENTS -- 4.1%
            FINANCE -- 4.1%
  1,537     State Street Bank Tax Free Money Market...........   $ 1,537
                                                                 -------
            Total short-term investments
              (cost $1,537)...................................   $ 1,537
                                                                 -------

            Total investments
              (cost $36,056) (C)..............................   98.8%    $36,742
            Other assets and liabilities......................    1.2%        443
                                                                -----     -------
            Total net assets..................................  100.0%    $37,185
                                                                =====     =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At July 31, 2007, the cost of securities for federal income tax purposes was $36,056 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation...........................  $ 914
      Unrealized Depreciation...........................   (228)
                                                          -----
      Net Unrealized Appreciation.......................  $ 686
                                                          =====

 (M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

 (H) The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD
      ACQUIRED      SHARES/PAR                SECURITY               COST BASIS
      --------      ----------                --------               ----------
      9/2006           260       St Paul, MN, Housing & Redev
                                 Auth, Hmong Academy Proj,
                                 6.00%, 09/01/2036                      $262

     The aggregate value of these securities at July 31, 2007 was $268 which represents 0.72% of total net assets.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 THE HARTFORD TAX-FREE MINNESOTA FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

      AMT   -- Alternative Minimum Tax
      DA    -- Development Authority
      FA    -- Finance Authority
      FGIC  -- Financial Guaranty Insurance Company
      FSA   -- Financial Security Assurance
      GO    -- General Obligations
      ISD   -- Independent School District
      MBIA  -- Municipal Bond Insurance Association
      PA    -- Port Authority

 THE HARTFORD TAX-FREE NATIONAL FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
 MUNICIPAL BONDS -- 97.9%
            ALABAMA -- 1.1%
            Huntsville, AL, GO
$  1,855      5.25%, 05/01/2022...............................  $  1,979
                                                                --------
            ALASKA -- 1.1%
            Alaska Housing Finance Corp. Home Mortgage
   1,000      4.70%, 06/01/2027...............................       966
            Anchorage, AK, Anchorage Convention Center
   1,000      5.00%, 09/01/2034...............................     1,034
                                                                --------
                                                                   2,000
                                                                --------
            ARIZONA -- 3.1%
            Arizona Sundance Community Fac Dist
     560      5.13%, 07/15/2030...............................       575
            Arizona Sundance Community Fac Dist, Special
              Assess Rev #2
     395      7.13%, 07/01/2027 (H)...........................       419
            Phoenix, AZ, GO
   1,800      6.25%, 07/01/2017...............................     2,117
            Pima County, AZ, Charter Schools Proj
   1,100      5.75%, 07/01/2016 (H)...........................     1,146
            Pima County, AZ, Noah Webster Basic School
   1,000      5.60%, 12/15/2019...............................     1,030
            Vistancia, AZ, Community Fac Dist GO
     200      6.75%, 07/15/2022 (H)...........................       219
                                                                --------
                                                                   5,506
                                                                --------
            CALIFORNIA -- 7.7%
            California Educational Fac Auth, La Verne
              University
     820      5.00%, 06/01/2031...............................       822
            California Educational Fac Auth, University of the
              Pacific
   1,000      5.00%, 11/01/2036...............................     1,009
            California GO
     500      6.75%, 08/01/2011...............................       553
            California State Public Works Board
   1,000      5.25%, 06/01/2030...............................     1,042
            California Statewide Community DA
     260      5.00%, 11/01/2029...............................       253
            California Statewide Community DA,
              Var-Kaiser-C
     465      5.25%, 08/01/2031...............................       479
            Capistrano, CA, USD Community Fac Dist Special Tax
              #90-2 Talega
     250      5.90%, 09/01/2020...............................       277
            Indio, CA, Public FA Rev Local Agency
     625      5.63%, 09/02/2018...............................       641
            Indio, CA, Public Improvement Act Special
              Assessment #2002-3 GO
      38      6.35%, 09/02/2027...............................        39
            Jurupa, CA, Community Services Dist #6 Special Tax
     400      5.88%, 09/01/2032...............................       408
            Lathrop, CA, FA Rev Water Supply Proj
     750      6.00%, 06/01/2035...............................       785

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            CALIFORNIA -- (CONTINUED)
            Moreno Valley, CA, USD Community Fac Dist Special
              Tax #2002-1
$    500      6.00%, 09/01/2022...............................  $    525
            Oceanside, CA, Community Development
     700      5.70%, 09/01/2025...............................       736
            Orange County, CA, Special Tax Assessment
     835      5.05%, 09/02/2033...............................       827
            Palm Springs, CA, Community Redev Agency
     535      5.50%, 09/01/2023...............................       558
            Perris, CA, Public FA Local Agency Rev
     495      6.25%, 09/01/2033...............................       531
            Pomona, CA, Public FA Rev Sub-Merged Redev
   1,000      5.50%, 02/01/2023...............................     1,080
            San Diego, CA, Redev Agency Centre City Sub Pkg
     500      5.25%, 09/01/2026...............................       508
            San Jose, CA, Santa Clara County University
   1,800      4.91%, 08/01/2027 (M)...........................       704
            San Manuel, CA, Entertainment Auth Public
              Improvement
   1,000      4.50%, 12/01/2016 (H)...........................       998
            Val Verde, CA, USD FA Special Tax Rev Jr Lien
     800      6.00%, 10/01/2021...............................       823
                                                                --------
                                                                  13,598
                                                                --------
            COLORADO -- 7.2%
            Arapahoe County, CO, Conservatory Metropolitan
              Dist
   2,000      5.13%, 12/01/2037 (Q)...........................     2,017
            Baptist Road Rural Transportation Auth
     850      5.00%, 12/01/2026...............................       828
            Black Hawk, CO, Excise Tax Rev
     600      5.00%, 12/01/2021...............................       603
            Bromley Park, CO, Metropolitan Dist #2 GO
   2,000      5.13%, 12/01/2037...............................     2,025
            Charter School Banning Lewis
   1,000      6.13%, 12/15/2035 (H)...........................     1,021
            Colorado Health Facilities Auth Adventist Health
   1,200      5.25%, 11/15/2035...............................     1,227
            Denver, CO, Rendezvous Residential Metro Dist
     600      5.38%, 12/01/2021...............................       586
            Fort Collins, CO, Pollution Control
   1,000      4.70%, 09/01/2040...............................       947
            Pinery West, CO
   1,000      4.50%, 12/01/2032...............................       938
            Reata, CO, North Metro Dist
   1,000      5.50%, 12/01/2032 (I)...........................       976
            Sorrel Ranch, CO, Meter Dist Ltd Tax
   1,000      5.75%, 12/01/2036...............................     1,007

 THE HARTFORD TAX-FREE NATIONAL FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
MUNICIPAL BONDS -- (CONTINUED)
            COLORADO -- (CONTINUED)
            Tallyns Reach, CO, Board of Water Meter Dist 3
$    500      5.20%, 12/01/2036...............................  $    492
                                                                --------
                                                                  12,667
                                                                --------
            CONNECTICUT -- 0.6%
            Mashantucket, CT, West Pequot
   1,000      5.50%, 09/01/2036 (I)...........................     1,035
                                                                --------
            FLORIDA -- 8.5%
            Amelia Walk Community Development
   1,000      5.50%, 05/01/2037...............................       999
            Bellalgo, FL, Education Fac Benefits Dist Capital
     925      5.85%, 05/01/2022...............................       942
            Colonial Country Club Community Development Dist,
              Capital Improvement Rev
     480      6.40%, 05/01/2033...............................       514
            Florida Dept of Environmental Protection
              Preservation, MBIA
   1,250      5.38%, 07/01/2015 #.............................     1,340
            Gateway Services, Community Development Dist of
              FL, Special Assessment Sun City Center Fort
              Meyers Proj
     205      5.50%, 05/01/2010...............................       203
            Highland County, FL, Adventist Hospital
   3,000      5.25%, 11/15/2036...............................     3,033
            Hollywood, FL, Community Redev Agency
     750      5.13%, 03/01/2014...............................       753
            Jacksonville, FL, Econ Development Rev
   2,000      4.75%, 03/01/2047...............................     1,865
            Lee Community Charter Schools
   1,500      5.38%, 06/15/2037...............................     1,466
            Lee Memorial Health System, Florida Hospital Rev
   2,000      5.00%, 04/01/2032...............................     1,997
            Rivercrest Community
   1,000      4.25%, 05/01/2026...............................       912
            Rolling Hills Community Development Dist
     100      5.45%, 05/01/2037...............................       100
            Sweetwater Creek, FL
   1,000      5.30%, 05/01/2017...............................       991
                                                                --------
                                                                  15,115
                                                                --------
            GEORGIA -- 2.9%
            Augusta, GA, Airport Rev Passenger Fac Charge
     750      5.15%, 01/01/2035...............................       760
            Fulton County, GA, School Dist GO
   1,105      5.38%, 01/01/2018...............................     1,221
            Fulton County, GA, Water & Sewer Rev FGIC
      35      6.38%, 01/01/2014...............................        38
            Fulton County, GA, Water & Sewer Rev FGIC Part
              (Prerefunded with State and Local Gov't
              Securities)
   1,765      6.38%, 01/01/2014...............................     1,925

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            GEORGIA -- (CONTINUED)
            Georgia Municipal Electric Auth, Power Rev
$    945      6.50%, 01/01/2017...............................  $  1,088
            Georgia Municipal Electric Auth, Power Rev
              (Prerefunded with US Gov't Securities)
      40      6.50%, 01/01/2017...............................        46
            Georgia Municipal Electric Auth, Power Rev 2005
              Ser Y (Prerefunded with US Gov't Securities)
      15      6.50%, 01/01/2017...............................        17
                                                                --------
                                                                   5,095
                                                                --------
            IDAHO -- 0.6%
            Madison County, ID, Hospital Rev
   1,000      5.25%, 09/01/2030...............................       989
                                                                --------
            ILLINOIS -- 7.6%
            Bolingbrook, IL, Sales Tax Rev
     445      6.42%, 01/01/2024 (M)...........................       446
            Chicago, IL, Board of Education GO MBIA
     960      5.25%, 12/01/2019...............................     1,015
            Chicago, IL, O'Hare International Airport Special
              Fac Rev, American Airlines Inc
     750      5.50%, 12/01/2030...............................       731
            Chicago, IL, Proj & Ref Ser A
   1,500      4.75%, 01/01/2036...............................     1,508
            Chicago, IL, Tax Increment Allocation Jr Lien
              Pilsen Redev B
   1,000      6.75%, 06/01/2022...............................     1,071
            Hampshire, IL, Special Service Area #13
   1,800      5.75%, 03/01/2037...............................     1,750
            Hampshire, IL, Special Service Area #16
     800      6.00%, 03/01/2046...............................       803
            Huntley, IL, Special Service Area #9
   1,500      5.10%, 03/01/2028...............................     1,524
            Illinois Education FA, Augustana College Ser A
     500      5.70%, 10/01/2032...............................       520
            Plano, IL, Lakewood Springs Proj Special Services
              Area
     500      6.10%, 03/01/2035...............................       521
            Round Lake, IL, Special Tax Rev
   1,000      4.70%, 03/01/2033...............................       963
     498      6.70%, 03/01/2033...............................       562
            Wauconda, IL, Special Service Area #1 Liberty
              Lakes Proj
   1,000      6.63%, 03/01/2033...............................     1,067
            Yorkville, IL, United City Special Service Area
              Tax #2003-100 Raintree Village Proj
     966      6.88%, 03/01/2033 (H)...........................     1,024
                                                                --------
                                                                  13,505
                                                                --------
            INDIANA -- 1.1%
            Indiana Health, Clarian Health Obligation
   2,000      5.00%, 02/15/2039...............................     1,994
                                                                --------

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
MUNICIPAL BONDS -- (CONTINUED)
            IOWA -- 1.4%
            Coralville, IA, Urban Renewal
$    500      5.00%, 06/01/2047...............................  $    485
            Iowa FA
   1,000      4.80%, 01/01/2037...............................       960
            Iowa Higher Education Loan Auth, Grand View
              College
   1,000      5.10%, 10/01/2036...............................       975
                                                                --------
                                                                   2,420
                                                                --------
            KANSAS -- 1.8%
            Kansas City, KS, Wyandotte County University
              Special Obligation Rev
   1,500      5.00%, 12/01/2020...............................     1,540
            La Cygne, KS, Kansas City Power & Light
     260      4.65%, 09/01/2035...............................       259
            Lawrence, KS, Lawrence Memorial Hospital
     500      5.13%, 07/01/2036...............................       503
            Salina, KS, Salina Regional Health Hospital Rev
   1,000      4.63%, 10/01/2031...............................       950
                                                                --------
                                                                   3,252
                                                                --------
            KENTUCKY -- 0.1%
            Boone County, KY, Pollution Control Dayton Power &
              Light
     150      4.70%, 01/01/2028...............................       150
                                                                --------
            LOUISIANA -- 0.9%
            Louisiana Public FA Rev, Ochsner Clinic Foundation
              Proj
     500      5.50%, 05/15/2027...............................       520
            Louisiana Public Fac Auth Rev
   1,000      5.75%, 07/01/2039...............................     1,005
                                                                --------
                                                                   1,525
                                                                --------
            MARYLAND -- 0.6%
            Maryland Econ Development Corp, Student Housing
              Rev University of Maryland College Park Proj
   1,000      6.50%, 06/01/2027...............................     1,135
                                                                --------
            MASSACHUSETTS -- 0.6%
            Massachusetts, GO Consolidated Loan
     940      5.25%, 03/01/2021...............................       994
            Massachusetts, GO Consolidated Loan FSA
              (Prerefunded with US Gov't Securities)
      60      5.25%, 03/01/2021...............................        63
                                                                --------
                                                                   1,057
                                                                --------
            MICHIGAN -- 2.8%
            Detroit, MI, GO MBIA
     500      5.50%, 04/01/2020...............................       528
            Detroit, MI, Water Supply System Ref Rev FGIC
   1,750      6.50%, 07/01/2015...............................     2,015

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            MICHIGAN -- (CONTINUED)
            Macomb County, MI, Hospital FA, Mt Clemens
              Hospital
$  1,000      5.75%, 11/15/2025...............................  $  1,030
            Michigan Hospital FA, Rev Ref Henry Ford Health
              System
     500      5.63%, 03/01/2017...............................       541
            Michigan Strategic Fund Ltd, Rev Ref Dow Chemical
              Proj AMT
     750      5.50%, 12/01/2028...............................       787
                                                                --------
                                                                   4,901
                                                                --------
            MINNESOTA -- 3.5%
            Inver Grove Heights, MN, Presbyterian Homes Care
     175      5.50%, 10/01/2033...............................       174
            Minneapolis, MN, Health Care System Allina Health
     750      6.00%, 11/15/2018...............................       807
            Minnesota Intermediate School Dist Lease Rev
   1,150      5.30%, 11/01/2032...............................     1,154
            Minnesota Residential Housing FA
     745      5.00%, 01/01/2020 #.............................       752
            Ramsey, MN, Lease Rev Pact Charter School Proj
     500      6.50%, 12/01/2022...............................       521
            St Paul, MN, Housing & Redev Auth Hospital Rev
     665      6.00%, 11/15/2025...............................       720
            St Paul, MN, Housing & Redev Auth Lease Rev
     860      6.00%, 12/01/2018...............................       861
            St Paul, MN, Housing & Redev Auth, Achieve
              Language Academy
     500      6.75%, 12/01/2022...............................       515
            St Paul, MN, Housing & Redev Auth, Hmong Academy
              Proj
     740      6.00%, 09/01/2036 (H)...........................       763
                                                                --------
                                                                   6,267
                                                                --------
            MISSISSIPPI -- 0.2%
            Lowndes County, MS, Solid Waste Disposal &
              Pollution Control Rev Ref Weyerhaeuser Co Proj
     250      6.80%, 04/01/2022...............................       295
                                                                --------
            MISSOURI -- 2.2%
            Branson Hills, MO, Infrastructure Fac
     650      5.50%, 04/01/2027...............................       643
            Branson, MO, State Development Fin Board
              Infrastructure
     500      5.50%, 12/01/2032...............................       515
            Clinton County, MO, Industrial DA
     175      5.00%, 12/01/2032...............................       168
            Lees Summit, MO
   1,000      5.75%, 03/01/2029...............................     1,015

 THE HARTFORD TAX-FREE NATIONAL FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
MUNICIPAL BONDS -- (CONTINUED)
            MISSOURI -- (CONTINUED)
            St Louis, MO, Industrial DA
$    550      5.35%, 06/15/2032...............................  $    542
            Stone Canyon, MO, Community Improvement Proj
   1,000      5.75%, 04/01/2027...............................       972
                                                                --------
                                                                   3,855
                                                                --------
            MONTANA -- 0.3%
            Montana Fac FA Hospital
     700      4.38%, 06/01/2036...............................       623
                                                                --------
            NEVADA -- 3.2%
            Clark County, NV, Improvement Dist #142
     995      6.38%, 08/01/2023...............................     1,030
            North Las Vegas, NV, Local Improvement
   1,080      5.10%, 12/01/2022 #.............................     1,099
            Reno, NV, Catholic Healthcare West
   2,000      5.25%, 07/01/2031...............................     2,036
            Reno, NV, Hospital Rev
   1,485      5.25%, 06/01/2032...............................     1,520
                                                                --------
                                                                   5,685
                                                                --------
            NEW HAMPSHIRE -- 1.0%
            New Hampshire Health & Education Fac, Elliot
              Hospital
     750      5.60%, 10/01/2022...............................       791
            New Hampshrie Health & Education Fac
   1,000      5.25%, 06/01/2036...............................     1,007
                                                                --------
                                                                   1,798
                                                                --------
            NEW JERSEY -- 2.6%
            New Jersey Econ DA, Cigarette Tax Rev
     800      5.63%, 06/15/2019...............................       829
            New Jersey Education Fac, Fairleigh Dickinson
              University
     275      6.00%, 07/01/2025...............................       296
            New Jersey Education Fac, Georgian Court College
     500      6.50%, 07/01/2033...............................       566
            New Jersey Education Fac, Stevens Institute of
              Technology
     750      5.13%, 07/01/2022...............................       770
            New Jersey Tobacco Settlement Funding Corp
   1,950      6.13%, 06/01/2024...............................     2,069
                                                                --------
                                                                   4,530
                                                                --------
            NEW MEXICO -- 1.2%
            Cabezon, NM, Public Improvement Dist
     665      5.20%, 09/01/2015...............................       667
            New Mexico Mortgage FA
   1,000      4.75%, 01/01/2031...............................       979
            Otero County, NM, Jail Proj
     400      6.00%, 04/01/2023...............................       404
                                                                --------
                                                                   2,050
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            NEW YORK -- 5.0%
            Brookhaven, NY, IDR Methodist Retirement Community
$    950      4.25%, 11/01/2037...............................  $    948
            Cattaraugus County, NY, IDR St Bonaventure
              University
     575      5.10%, 05/01/2031...............................       580
            Dutchess County, NY, IDA Civic Fac Rev Ref, Marist
              College
     250      5.00%, 07/01/2022...............................       256
            Erie County, NY, IDA Charter School Applied Tech
              Proj A
     550      6.75%, 06/01/2025...............................       553
            Liberty, NY, Corp Development Goldman Sachs
              Headquarters
   1,000      5.25%, 10/01/2035...............................     1,059
            New York, NY, GO
      30      5.75%, 03/01/2019...............................        32
            New York, NY, GO (Prerefunded with US Gov't
              Securities)
      45      5.75%, 03/01/2019...............................        49
            New York, NY, IDA Terminal One Group Assoc Proj
   1,000      5.50%, 01/01/2024...............................     1,058
            New York, NY, Industrial DA
     750      7.13%, 08/01/2011...............................       788
            New York, NY, Jetblue Airways Corp Proj
     500      5.13%, 05/15/2030...............................       471
            Seneca Nation Indians
   1,000      5.00%, 12/01/2023 (I)...........................       985
            Suffolk County, NY, Jeffersons Ferry Proj
   1,000      5.00%, 11/01/2028...............................     1,002
            Utica, NY, IDA Civic Fac Rev Utica College
     620      6.88%, 12/01/2014...............................       652
            Westchester County, NY, IDA Continuing Care
              Retirement Mortgage Kendal on Hudson Proj
     400      6.38%, 01/01/2024...............................       423
                                                                --------
                                                                   8,856
                                                                --------
            NORTH CAROLINA -- 3.7%
            North Carolina Eastern Municipal Power Agency,
              Power System Rev Ref
     500      5.38%, 01/01/2017...............................       526
            North Carolina Medical Care Community
   3,800      4.50%, 10/01/2031 -- 01/01/2032 #...............     3,561
            North Carolina Municipal Power Agency, Catawba
              Elec Rev
     500      5.50%, 01/01/2014...............................       529
            Raleigh, NC, Medical Care Commission Retirement
              Fac Rev
   2,000      5.25%, 01/01/2032...............................     1,915
                                                                --------
                                                                   6,531
                                                                --------

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
MUNICIPAL BONDS -- (CONTINUED)
            OHIO -- 1.0%
            Cuyahoga County, OH, Rev Ref Class A
$    300      5.50%, 01/01/2029...............................  $    314
            Hamilton, OH, School Dist Improvement
   1,270      6.15%, 12/01/2016...............................     1,470
                                                                --------
                                                                   1,784
                                                                --------
            OKLAHOMA -- 1.8%
            Norman, OK, Regional Hospital Rev Auth
   2,000      5.13%, 09/01/2037...............................     1,983
            Tulsa County, OK, St Francis Health Care System
   1,210      5.00%, 12/15/2029...............................     1,225
                                                                --------
                                                                   3,208
                                                                --------
            OTHER U.S. TERRITORIES -- 0.5%
            University Virgin Islands
     110      5.00%, 12/01/2021...............................       112
            Virgin Islands Public FA, Revhovenska Refinery
     750      6.13%, 07/01/2022...............................       812
                                                                --------
                                                                     924
                                                                --------
            PENNSYLVANIA -- 3.1%
            Carbon County, PA, IDA Res Recovery Panther Creek
              Partners Proj AMT
     455      6.65%, 05/01/2010...............................       466
            Lehigh County, PA, Saint Lukes Bethlehem Hospital
   1,000      5.38%, 08/15/2033 #.............................     1,075
            Monroe County, PA, Hospital Auth Rev
   2,000      5.25%, 01/01/2043...............................     2,006
            Montgomery County, PA, IDA Whitemarsh Continuing
              Care Proj
     800      6.13%, 02/01/2028...............................       836
            Pennsylvania Higher Education FA, Widener
              University
   1,000      5.25%, 07/15/2024...............................     1,031
                                                                --------
                                                                   5,414
                                                                --------
            RHODE ISLAND -- 4.3%
            Central Falls, RI, Detention FA Fac Rev
   1,000      6.75%, 01/15/2013...............................     1,037
            Rhode Island Health & Education Bldg Corp Fin
     250      6.50%, 08/15/2032...............................       280
            Rhode Island Higher Education Fac Rev, Roger
              Williams University
   1,000      5.00%, 11/15/2036...............................     1,011
            Rhode Island Tobacco Settlement Funding Corp
   5,000      6.00%, 06/01/2023...............................     5,234
                                                                --------
                                                                   7,562
                                                                --------
            SOUTH CAROLINA -- 3.3%
            Dorchester County, SC, School Dist #2 Installment
              Purchase
   1,000      5.25%, 12/01/2024...............................     1,043

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            SOUTH CAROLINA -- (CONTINUED)
            Lancaster County, SC, Sun City Carolina Lakes
              Improvement
$    750      5.45%, 12/01/2037...............................  $    756
            South Carolina Jobs Econ DA Rev
   2,000      4.70%, 04/01/2035...............................     1,942
            Spartanburg, SC, Waterworks Rev
   2,000      5.00%, 06/01/2036...............................     2,079
                                                                --------
                                                                   5,820
                                                                --------
            TENNESSEE -- 1.4%
            Johnson City, TN, Health & Educational Facs Board
              Hospital Rev
   2,000      5.50%, 07/01/2036...............................     2,068
            McMinn County, TN, IDA PCR Calhoun Newsprint Co
              Proj
     500      7.63%, 03/01/2016...............................       501
                                                                --------
                                                                   2,569
                                                                --------
            TEXAS -- 4.5%
            Aldine, TX, ISD
   1,500      4.50%, 02/15/2026...............................     1,461
            Brazoria, TX, Brazos River Habor Navigation Dow
              Chemical Co
   1,500      4.95%, 05/15/2033...............................     1,478
            Matagorda County, TX, Navigation Dist #1 Rev Ref
              Centerpoint Energy Proj
   1,000      5.60%, 03/01/2027...............................     1,025
            Maverick County, TX, Public Fac Corp Proj Rev
     490      6.25%, 02/01/2024...............................       490
            Midlothian, TX, DA
     400      5.13%, 11/15/2026...............................       396
            Tarrant County, TX, Cultural Education Fac Buckner
              Retirement Svcs
   2,000      5.25%, 11/15/2037...............................     2,041
            Willacy County, TX, GO
   1,000      6.00%, 03/01/2009...............................     1,006
                                                                --------
                                                                   7,897
                                                                --------
            VERMONT -- 0.3%
            Vermont Econ DA, GO
     500      5.38%, 05/01/2036...............................       504
                                                                --------
            VIRGINIA -- 3.5%
            James City County, VA, Econ Development Auth
              Residential Care Fac
   2,000      5.50%, 07/01/2037...............................     1,976
            Norfolk, VA, Redev & Housing Auth First Mortgage
              Retirement Community
     500      6.00%, 01/01/2025...............................       519
            Peninsula, VA, PA Fac CSX Transport Proj Rev
   1,000      6.00%, 12/15/2012...............................     1,061

 THE HARTFORD TAX-FREE NATIONAL FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
MUNICIPAL BONDS -- (CONTINUED)
            VIRGINIA -- (CONTINUED)
            Virginia College Bldg Auth, Educational Fac Rev,
              Regent University Proj
$  1,000      5.00%, 06/01/2036...............................  $  1,003
            Virginia Tobacco Settlement Funding Corp
   1,455      5.50%, 06/01/2026...............................     1,577
                                                                --------
                                                                   6,136
                                                                --------
            WASHINGTON -- 1.4%
            King County, WA, ISD #210 GO
     670      5.00%, 06/01/2019...............................       694
            Washington State Housing Fin Community
   2,000      4.70%, 12/01/2038...............................     1,872
                                                                --------
                                                                   2,566
                                                                --------
            WISCONSIN -- 0.2%
            Wisconsin Housing & Econ DA, GO Home Ownership Rev
     415      4.85%, 09/01/2017...............................       422
                                                                --------
            Total municipal bonds
              (cost $171,032).................................  $173,219
                                                                --------
SHORT-TERM INVESTMENTS -- 2.8%
            FINANCE -- 2.8%
   4,903    State Street Bank Tax Free Money Market...........  $  4,903
                                                                --------
            Total short-term investments
              (cost $4,903)...................................  $  4,903
                                                                --------

            Total investments
              (cost $175,935) (C).............................   100.7%   $178,122
            Other assets and liabilities......................    (0.7)%    (1,310)
                                                                -----     --------
            Total net assets..................................   100.0%   $176,812
                                                                =====     ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At July 31, 2007, the cost of securities for federal income tax purposes was $175,935 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation.........................  $ 4,127
      Unrealized Depreciation.........................   (1,940)
                                                        -------
      Net Unrealized Appreciation.....................  $ 2,187
                                                        =======

  # This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2007, was $2,996, which represents 1.69% of total net assets.

 (M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

  (Q)The cost of securities purchased on a when-issued or delayed delivery basis at July 31, 2007 was $2,029.

 (H) The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD
      ACQUIRED  SHARES/PAR             SECURITY            COST BASIS
      --------  ----------             --------            ----------
      4/2003        395      Arizona Sundance Community
                             Fac Dist, Special Assess Rev
                             #2, 7.13%, 07/01/2027 --
                             144A                            $  395
      6/2006      1,000      Charter School Banning
                             Lewis, 6.13%,
                             12/15/2035 -- 144A               1,000
      4/2004      1,100      Pima County, AZ, Charter
                             Schools Proj, 5.75%,
                             07/01/2016                       1,100
      11/2004     1,000      San Manuel, CA,
                             Entertainment Auth Public
                             Improvement, 4.50%,
                             12/01/2016 -- 144A               1,000
      9/2006        740      St Paul, MN, Housing & Redev
                             Auth, Hmong Academy Proj,
                             6.00%, 09/01/2036                  745
      12/2002       200      Vistancia, AZ, Community Fac
                             Dist GO, 6.75%, 07/15/2022         200
      8/2003        966      Yorkville, IL, United City
                             Special Service Area Tax
                             #2003-100 Raintree Village
                             Proj, 6.88%, 03/01/2033            966

     The aggregate value of these securities at July 31, 2007 was $5,590 which represents 3.16% of total net assets.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

      AMT   -- Alternative Minimum Tax
      DA    -- Development Authority
      FA    -- Finance Authority
      FGIC  -- Financial Guaranty Insurance Company
      FSA   -- Financial Security Assurance
      GO    -- General Obligations
      IDA   -- Industrial Development Authority Bond
      IDR   -- Industrial Development Revenue Bond
      ISD   -- Independent School District
      MBIA  -- Municipal Bond Insurance Association
      PA    -- Port Authority
      PCR   -- Pollution Control Revenue Bond
      USD   -- United School District

 THE HARTFORD TAX-FREE NEW YORK FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
 MUNICIPAL BONDS -- 94.8%
            AIRPORT REVENUES -- 1.0%
            New York, NY, IDA Terminal One Group Assoc Proj
 $  150       5.50%, 01/01/2024...............................   $   159
                                                                 -------
            GENERAL OBLIGATIONS -- 7.2%
            New York, NY, GO
    450       5.00%, 03/01/2030...............................       463
     15       5.75%, 03/01/2019...............................        16
            New York, NY, GO (Prerefunded with US Gov't
              Securities)
    410       5.75%, 03/01/2019...............................       449
            Puerto Rico Commonwealth, GO
    250       5.00%, 07/01/2030...............................       258
                                                                 -------
                                                                   1,186
                                                                 -------
            HEALTH CARE/SERVICES -- 13.9%
            Brookhaven, NY, IDR Methodist Retirement Community
    150       4.25%, 11/01/2037...............................       150
            Chemung County, NY, IDA Civic Fac Rev Arnot Ogden
              Medical Center
    125       5.00%, 11/01/2034...............................       126
            New York Dorm Auth, College & University Rev
    150       5.00%, 11/01/2034...............................       151
            New York Dorm Auth, Mental Health Services Fac
      5       5.00%, 02/15/2018...............................         5
            New York Dorm Auth, Methodist Hospital
    200       5.25%, 07/01/2019...............................       204
            New York Dorm Auth, NYU Medical Center
    150       5.00%, 07/01/2026...............................       147
            New York Dorm Auth, St Barnabas FHA AMBAC
    450       5.13%, 02/01/2022...............................       468
            New York Dorm Auth, Winthrop South Nassau
              University
    200       5.50%, 07/01/2023...............................       208
            Saratoga, NY, IDA Saratoga Hospital Proj
    200       5.00%, 12/01/2014...............................       204
            Suffolk County, NY, Jeffersons Ferry Proj
    500       5.00%, 11/01/2028...............................       501
            Westchester County, NY, IDA Continuing Care
              Retirement Mortgage Kendal on Hudson Proj
    100       6.38%, 01/01/2024...............................       106
                                                                 -------
                                                                   2,270
                                                                 -------
            HIGHER EDUCATION (UNIV., DORMS, ETC.) -- 27.2%
            Albany, NY, Brighter Choice Charter School
    200       5.00%, 04/01/2037...............................       195
            Albany, NY, IDA Civic Fac Rev
    250       5.00%, 07/01/2037...............................       248
            Cattaraugus County, NY, IDR St Bonaventure
              University
    175       5.10%, 05/01/2031...............................       176

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            HIGHER EDUCATION -- (CONTINUED)
            Dutchess County, NY, IDA Civic Fac Rev Ref, Marist
              College
 $  250       5.00%, 07/01/2022...............................   $   256
            Erie County, NY, IDA Charter School Applied Tech
              Proj A
    250       6.75%, 06/01/2025...............................       251
            New York Dorm Auth, Brooklyn Law School
    250       5.50%, 07/01/2019...............................       265
            New York Dorm Auth, Court Fac
    425       5.50%, 05/15/2020...............................       461
            New York Dorm Auth, Fordham University FGIC
     80       5.00%, 07/01/2020...............................        83
            New York Dorm Auth, Mount St Mary College
    400       5.00%, 07/01/2027...............................       412
            New York Dorm Auth, Rochester University
    135       5.25%, 07/01/2022...............................       143
            New York Dorm Auth, State University Dorm Fac
    450       5.00%, 07/01/2032...............................       474
            New York Dorm Auth, Upstate Community College
    250       5.25%, 07/01/2021...............................       264
            Otsego County, NY, IDA Civic Fac Rev Hartwick
              College Proj
    200       6.00%, 07/01/2011...............................       208
            Schenectady, NY, Union College Proj
    335       5.00%, 07/01/2031...............................       346
            St Lawrence, NY, IDA Civic Fac Rev Clarkson
              University Proj
    450       5.00%, 07/01/2023...............................       459
            University Virgin Islands
    110       5.00%, 12/01/2021...............................       112
            Utica, NY, IDA Civic Fac Rev Utica College
    100       6.88%, 12/01/2014...............................       105
                                                                 -------
                                                                   4,458
                                                                 -------
            INDUSTRIAL -- 4.1%
            Liberty, NY, Corp Development Goldman Sachs
              Headquarters
    200       5.25%, 10/01/2035...............................       212
            New York, NY, IDA Civic Fac Rev YMCA of Greater
              NYProj
    250       5.25%, 08/01/2021...............................       256
            Rensselaer County, NY, Industrial Improvements
    200       5.00%, 01/01/2036...............................       206
                                                                 -------
                                                                     674
                                                                 -------
            LAND DEVELOPMENT -- 0.9%
            Genesee County, NY
    160       5.00%, 12/01/2032...............................       151
                                                                 -------
            MISCELLANEOUS -- 16.3%
            Essex County Environment Impact
    300       4.60%, 03/01/2027...............................       271

 THE HARTFORD TAX-FREE NEW YORK FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
MUNICIPAL BONDS -- (CONTINUED)
            MISCELLANEOUS -- (CONTINUED)
            Grand Central, NY, Dist Management Assoc Inc, Ref
              Capital Business Improvement
 $  200       5.00%, 01/01/2022...............................   $   207
            Nassau County, NY, Tobacco Settlement Corp
  1,000       5.00%, 06/01/2035...............................       965
            Seneca County, NY, IDA
    150       5.00%, 10/01/2027...............................       153
            Seneca Nation Indians
    160       5.00%, 12/01/2023 (I)...........................       157
            Tobacco Settlement FA of NY
    400       5.50%, 06/01/2022...............................       426
            TSACS, Inc, NY, Tobacco Settlement
    500       5.13%, 06/01/2042...............................       489
                                                                 -------
                                                                   2,668
                                                                 -------
            POLLUTION CONTROL -- 6.3%
            New York Environmental Fac Corp
    450       5.00%, 07/15/2026...............................       465
            New York, NY, Jetblue Airways Corp Proj
    150       5.00%, 05/15/2020...............................       144
            Onondaga County, NY, IDA Pollution Control Rev
    150       4.88%, 07/01/2041...............................       146
            Virgin Islands Public FA, Revhovenska Refinery
    250       6.13%, 07/01/2022...............................       271
                                                                 -------
                                                                   1,026
                                                                 -------
            PUBLIC FACILITIES -- 7.0%
            Niagara Falls, NY, School Dist Certificate of
              Participation
    500       5.00%, 06/15/2028...............................       517
            Rensselaer, NY, School Dist Certificate of
              Participation
    600       5.00%, 06/01/2036...............................       622
                                                                 -------
                                                                   1,139
                                                                 -------
            SPECIAL TAX ASSESSMENT -- 2.8%
            New York, NY, Transitional FA Future Tax Secured
    450       5.00%, 08/01/2023...............................       466
                                                                 -------
            TRANSPORTATION -- 3.8%
            New York Metropolitan Transportation Auth
    450       5.13%, 11/15/2031...............................       463
            New York, NY, Industrial DA
    150       7.13%, 08/01/2011...............................       158
                                                                 -------
                                                                     621
                                                                 -------
            UTILITIES -- ELECTRIC -- 1.6%
            New York Energy Research & DA, Elec Fac Rev Adj
              Long Island Lighting Co. Proj
    250       5.30%, 08/01/2025...............................       255
                                                                 -------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            UTILITIES -- WATER AND SEWER -- 2.7%
            Jefferson County, NY, IDA Waste Disposal
 $  450       5.20%, 12/01/2020...............................   $   448
                                                                 -------
            Total municipal bonds
              (cost $15,339)..................................   $15,521
                                                                 -------
SHORT-TERM INVESTMENTS -- 4.3%
            FINANCE -- 4.3%
    710     Dreyfus Basic New York Municipal Money Market
              Fund............................................   $   710
                                                                 -------
            Total short-term investments
              (cost $710).....................................   $   710
                                                                 -------

            Total investments
              (cost $16,049) (C)..............................   99.1%    $16,231
            Other assets and liabilities......................    0.9%        150
                                                                -----     -------
            Total net assets..................................  100.0%    $16,381
                                                                =====     =======

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At July 31, 2007, the cost of securities for federal income tax purposes was $16,049 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation...........................  $ 283
      Unrealized Depreciation...........................   (101)
                                                          -----
      Net Unrealized Appreciation.......................  $ 182
                                                          =====

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2007, was $157, which represents 0.96% of total net assets.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

      DA    -- Development Authority
      FA    -- Finance Authority
      FGIC  -- Financial Guaranty Insurance Company
      GO    -- General Obligations
      IDA   -- Industrial Development Authority Bond
      IDR   -- Industrial Development Revenue Bond

 THE HARTFORD TOTAL RETURN BOND FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                           MARKET
   AMOUNT                                                           VALUE (W)
-------------                                                       ----------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 10.8%
                FINANCE -- 10.6%
                ACT Depositor Corp.
$       2,050     5.45%, 09/22/2041 (H)(L)........................  $    1,953
                Banc of America Commercial Mortgage, Inc.
        5,700     4.43%, 11/10/2039 #.............................       5,471
       18,129     4.52%, 09/11/2036 (I)(P)#.......................         547
        7,250     5.69%, 04/10/2049...............................       7,126
        2,900     5.84%, 06/10/2049 (L)...........................       2,820
                Banc of America Securities Automotive Trust
        1,230     4.49%, 02/18/2013 #.............................       1,221
                Bayview Financial Acquisition Trust
        1,000     6.97%, 05/28/2037 (H)(L)........................         989
                Bear Stearns Commercial Mortgage Securities, Inc.
       12,843     4.07%, 07/11/2042 (P)#..........................         370
       10,201     4.12%, 11/11/2041 (P)#..........................         253
       23,075     5.50%, 02/11/2041 (I)(P)........................         392
        3,360     5.58%, 09/11/2041 #.............................       3,266
                CBA Commercial Small Balance Commercial
                  Mortgage -- Class X1
       20,955     7.00%, 06/25/2038 (H)(P)........................       1,382
                CBA Commercial Small Balance Commercial
                  Mortgage -- Class X2
       11,720     7.00%, 07/25/2035 (H)(P)........................         546
                Citigroup Commercial Mortgage Trust
        2,050     5.41%, 10/15/2049 #.............................       2,003
                Citigroup Mortgage Loan Trust, Inc.
           --     0.00%, 01/25/2037 (A)(I)........................          --
          318     12.00%, 01/25/2037 (I)#.........................         869
                Commercial Mortgage Pass-Through Certificates
        3,600     5.31%, 12/10/2046...............................       3,439
                Countrywide Asset-Backed Certificates
          299     5.46%, 07/25/2035 #.............................         292
                Credit Suisse Mortgage Capital Certificates
        1,663     6.02%, 06/15/2038 (L)...........................       1,658
                Credit-Based Asset Servicing and Securitization
                  LLC
          837     5.59%, 05/25/2036 (H)(L)........................         817
        1,125     5.86%, 04/25/2037 #.............................       1,117
                CS First Boston Mortgage Securities Corp.
          211     2.08%, 05/15/2038 #.............................         208
          418     4.51%, 07/15/2037 #.............................         408
                DB Master Finance LLC
        2,600     5.78%, 06/20/2031 (I)#..........................       2,625
                First Horizon Mortgage Pass-Through Trust
       11,582     5.86%, 05/25/2037 (L)...........................      11,615
                GE Business Loan Trust
       58,695     6.14%, 05/15/2034 (H)(P)........................         602
        1,957     6.32%, 05/15/2034 (I)(L)#.......................       1,957

  PRINCIPAL                                                           MARKET
   AMOUNT                                                           VALUE (W)
-------------                                                       ----------
                FINANCE -- (CONTINUED)
                Green Tree Financial Corp.
$         272     7.24%, 06/15/2028 #.............................  $      283
                GS Mortgage Securities Corp. II
       28,121     4.38%, 08/10/2038 (I)(P)#.......................         253
        6,500     5.99%, 08/10/2045 (L)...........................       6,408
                Home Equity Asset Trust
          283     4.75%, 06/27/2035 (H)...........................         170
        1,750     6.27%, 07/25/2037 (L)#..........................       1,582
                JP Morgan Automotive Receivable Trust
          385     12.88%, 03/15/2012 (A)..........................         382
                JP Morgan Chase Commercial Mortgage Security Corp.
       96,845     4.82%, 08/12/2037 (P)#..........................         346
        4,340     5.00%, 10/15/2042 (L)...........................       4,092
       93,776     5.42%, 05/12/2045 (P)#..........................       2,192
        4,300     5.54%, 12/12/2043 (L)...........................       4,058
                LB-UBS Commercial Mortgage Trust
        3,950     5.22%, 02/15/2031 (L)#..........................       3,761
       25,441     5.26%, 09/15/2039 (P)#..........................         783
        2,950     5.41%, 09/15/2039 (L)...........................       2,830
          975     5.45%, 11/15/2038 (L)...........................         918
        2,445     5.48%, 11/15/2038 (L)#..........................       2,299
                Lehman Brothers Small Balance Commercial
        1,086     5.52%, 09/25/2030 (I)...........................       1,073
        1,100     5.62%, 09/25/2036 (I)#..........................       1,099
                Marlin Leasing Receivables LLC
        2,870     5.33%, 09/16/2013 (I)...........................       2,873
                Merrill Lynch Mortgage Trust
       40,783     4.57%, 06/12/2043 (P)#..........................         994
                Merrill Lynch/Countrywide Commercial Mortgage
                  Trust
        4,350     5.20%, 12/12/2049...............................       4,112
       22,935     5.27%, 07/12/2046 (P)#..........................         787
        2,040     6.10%, 06/12/2046 (L)...........................       2,047
                Morgan Stanley Automotive Loan Trust
          147     5.00%, 03/15/2012 (I)#..........................         147
                Morgan Stanley Capital I
           67     7.56%, 04/30/2039 (H)(L)........................          67
                Morgan Stanley Dean Witter Capital I
       12,535     0.46%, 08/25/2032 (A)(H)(P).....................          --
        4,287     8.05%, 08/25/2032 (H)(P)........................           5
                Nationstar Home Equity Loan Trust
          747     9.97%, 03/25/2037 (H)(L)........................         747
                Option One Mortgage Loan Trust -- Class M6
          875     6.99%, 03/25/2037 (H)...........................         767
                Option One Mortgage Loan Trust -- Class M7
          600     6.99%, 03/25/2037 (H)...........................         520
                Option One Mortgage Loan Trust -- Class M8
          600     6.99%, 03/25/2037 (H)...........................         470

 THE HARTFORD TOTAL RETURN BOND FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                           MARKET
   AMOUNT                                                           VALUE (W)
-------------                                                       ----------
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- (CONTINUED)
                FINANCE -- (CONTINUED)
                Popular ABS Mortgage Pass-Through Trust
$         650     4.75%, 12/25/2034...............................  $      621
          540     5.42%, 04/25/2035...............................         518
                Renaissance Home Equity Loan Trust
          800     5.36%, 05/25/2035...............................         770
        1,260     5.75%, 05/25/2036 (L)...........................       1,239
          650     7.50%, 04/25/2037 (H)...........................         574
                Soundview NIM Trust
          502     6.41%, 12/25/2036 (H)...........................         500
                Wachovia Bank Commercial Mortgage Trust
        9,316     3.65%, 02/15/2041 (I)(P)#.......................         228
          417     4.52%, 05/15/2044...............................         406
                Wachovia Bank Commercial Mortgage Trust -- Class
                  A2
        2,650     5.42%, 01/15/2045 #.............................       2,638
                Wachovia Bank Commercial Mortgage Trust -- Class
                  A4
        2,500     5.42%, 01/15/2045 (L)...........................       2,416
                Wamu Commercial Mortgage Securities Trust
        4,760     6.14%, 03/23/2045 (I)(L)........................       4,817
                                                                    ----------
                                                                       114,738
                                                                    ----------
                TRANSPORTATION -- 0.2%
                Continental Airlines, Inc.
          996     6.70%, 06/15/2021 #.............................       1,003
          786     8.05%, 11/01/2020 #.............................         847
                                                                    ----------
                                                                         1,850
                                                                    ----------
                Total asset & commercial
                  mortgage backed securities
                  (cost $118,589).................................  $  116,588
                                                                    ----------
CORPORATE BONDS: INVESTMENT GRADE -- 28.6%
                BASIC MATERIALS -- 0.5%
                Kimberly-Clark Corp.
        4,271     6.63%, 08/01/2037 (G)...........................  $    4,296
                Westvaco Corp.
        1,795     7.95%, 02/15/2031 #.............................       1,807
                                                                    ----------
                                                                         6,103
                                                                    ----------
                CONSUMER CYCLICAL -- 0.7%
                Foster's Finance Corp.
        1,210     4.88%, 10/01/2014 (I)#..........................       1,127
                Ltd. Brands, Inc.
        2,777     6.90%, 07/15/2017...............................       2,767
        3,622     7.60%, 07/15/2037...............................       3,609
                                                                    ----------
                                                                         7,503
                                                                    ----------
                CONSUMER STAPLES -- 0.3%
                Diageo Finance B.V.
        2,917     5.50%, 04/01/2013 (G)...........................       2,900
                                                                    ----------

  PRINCIPAL                                                           MARKET
 AMOUNT (B)                                                         VALUE (W)
-------------                                                       ----------
                CONSUMER STAPLES -- (CONTINUED)
                ENERGY -- 1.9%
                Anadarko Petroleum Corp.
$       2,955     6.45%, 09/15/2036 #.............................  $    2,853
                Canadian National Resources Ltd.
          391     6.25%, 03/15/2038 #.............................         374
        2,805     6.50%, 02/15/2037 #.............................       2,767
                Consumers Energy Co.
          400     5.15%, 02/15/2017 #.............................         378
        1,595     5.38%, 04/15/2013 #.............................       1,577
                Enterprise Products Operating L.P.
        1,215     4.63%, 10/15/2009 #.............................       1,195
                Gazprom Capital S.A.
        1,275     6.21%, 11/22/2016 (I)#..........................       1,210
                Petro-Canada
        2,940     5.95%, 05/15/2035 #.............................       2,727
                Ras Laffan Liquefied Natural Gas Co., Ltd.
          394     3.44%, 09/15/2009 (I)#..........................         385
        4,940     5.30%, 09/30/2020 (I)#..........................       4,707
                Sempra Energy
          710     6.00%, 02/01/2013 #.............................         723
                TNK-BP Finance S.A.
        1,490     7.50%, 07/18/2016 (I)#..........................       1,496
                                                                    ----------
                                                                        20,392
                                                                    ----------
                FINANCE -- 17.0%
                ABX Financing Co.
        2,232     6.35%, 10/15/2036 (I)#..........................       2,136
                AMBAC Financial Group, Inc.
          421     6.15%, 02/15/2037 #.............................         342
                American Capital Strategies Ltd.
        2,810     6.85%, 08/01/2012...............................       2,842
                American Express Credit Corp.
        6,578     6.80%, 09/01/2066 (G)...........................       6,723
                American International Group, Inc.
        2,450     6.25%, 03/15/2037 #.............................       2,257
                Amvescap plc
        3,110     4.50%, 12/15/2009 #.............................       3,052
        1,206     5.38%, 02/27/2013 #.............................       1,172
                Army Hawaii Family Housing Trust Certificates
          915     5.52%, 06/15/2050 (I)#..........................         861
                Axa S.A.
        6,788     6.46%, 12/14/2049 (G)(I)(L).....................       6,053
                BAE Systems Holdings, Inc.
        2,980     5.20%, 08/15/2015 (I)#..........................       2,868
                BB&T Capital Trust IV
        5,431     6.82%, 06/12/2057 (L)#..........................       5,259
                Capital One Capital IV
        2,718     6.75%, 02/17/2037 #.............................       2,360
                CIT Group, Inc.
        3,020     6.10%, 03/15/2067 (L)#..........................       2,599
                Comerica Capital Trust II
        3,833     6.58%, 02/20/2037 (L)#..........................       3,508
                Corpoacion Andina De Fomento
        2,030     5.75%, 01/12/2017 (G)...........................       2,012

--------------------------------------------------------------------------------

  PRINCIPAL                                                           MARKET
 AMOUNT (B)                                                         VALUE (W)
-------------                                                       ----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
                FINANCE -- (CONTINUED)
                Countrywide Financial Corp.
$       5,170     5.80%, 06/07/2012 #.............................  $    4,971
                Credit Agricole
        7,159     6.64%, 05/31/2049 (I)(L)#.......................       6,700
                Credit Suisse First Boston USA, Inc.
        2,150     6.50%, 01/15/2012 #.............................       2,231
                Depfa ACS bank
JPY 1,300,000     1.65%, 12/20/2016...............................      10,725
                Duke Realty L.P.
        4,545     5.95%, 02/15/2017 #.............................       4,489
                ERAC USA Finance Co.
        2,865     5.60%, 05/01/2015 (I)#..........................       2,738
                ERP Operating L.P.
        1,088     5.75%, 06/15/2017 (G)...........................       1,055
                Fifth Third Capital Trust IV
        7,625     6.50%, 04/15/2037 (G)(L)........................       7,218
                Genworth Financial, Inc.
        3,946     6.15%, 11/15/2066 #.............................       3,600
                Goldman Sachs Capital Trust II
        5,385     5.79%, 12/29/2049 (L)#..........................       5,090
                HSBC Holding plc
        1,980     6.50%, 05/02/2036 #.............................       1,975
                Huntington Captial III
          466     6.65%, 05/15/2037 (L)#..........................         438
                Janus Capital Group, Inc.
        4,470     6.70%, 06/15/2017 #.............................       4,515
                JP Morgan Chase Capital XX
        5,000     6.55%, 09/29/2036 #.............................       4,580
                Kazkommerts International B.V.
          820     8.00%, 11/03/2015 (I)#..........................         759
                Kreditanstalt fuer Wiederaufbau International
                  Finance
 JPY  595,000     1.75%, 03/23/2010...............................       5,102
                Landwirtsch Rentenbank
 JPY  598,000     0.65%, 09/30/2008...............................       5,034
                Lehman Brothers Holdings, Inc.
        6,265     6.88%, 07/17/2037...............................       6,068
                Lincoln National Corp.
        5,330     6.05%, 04/20/2067 #.............................       4,986
                Mellon Capital IV
        1,824     6.24%, 06/20/2049 (L)#..........................       1,823
                Merrill Lynch & Co., Inc.
        3,880     5.70%, 05/02/2017 (G)...........................       3,661
        1,345     6.22%, 09/15/2026 #.............................       1,270
                Metlife, Inc.
          220     5.38%, 12/15/2012 (G)...........................         219
        4,984     6.40%, 12/15/2036 #.............................       4,457
                Morgan Stanley
        2,550     5.55%, 04/27/2017 #.............................       2,400
                MUFG Capital Finance I Ltd.
        2,032     6.35%, 07/25/2049 (L)#..........................       1,948
                National Rural Utilities Cooperative Finance Corp.
           75     5.75%, 08/28/2009 #.............................          76

  PRINCIPAL                                                           MARKET
 AMOUNT (B)                                                         VALUE (W)
-------------                                                       ----------
                FINANCE -- (CONTINUED)
                North Street Referenced Linked Notes
$         850     6.41%, 07/30/2010 (H)(L)........................  $      731
                Northern Rock plc
        2,746     6.59%, 06/28/2049 (G)(I)(L).....................       2,682
                Northgroup Preferred Capital Corp.
        2,685     6.38%, 10/15/2049 (I)(L)#.......................       2,632
                PNC Preferred Funding Trust II
        2,300     6.11%, 03/15/2049 (I)(L)#.......................       2,242
                Progressive Corp.
        3,610     6.70%, 06/15/2037 (L)#..........................       3,461
                Rabobank Nederlands
  AUD   6,120     6.50%, 03/18/2010 (L)...........................       5,216
                Regions Financing Trust II
        2,384     6.63%, 05/15/2047 #.............................       2,282
                Residential Capital Corp.
        1,605     5.86%, 06/09/2008 (L)...........................       1,541
                Simon Property Group L.P.
        1,085     6.35%, 08/28/2012 (G)...........................       1,120
                Simon Property Group, Inc.
        1,820     7.88%, 03/15/2016 (I)#..........................       2,043
                SMFG Preferred Capital
        3,598     6.08%, 12/01/2049 (I)(L)........................       3,445
                Suntrust Capital VIII
        4,352     6.10%, 12/15/2036 (G)...........................       3,839
                Suntrust Preferred Capital
          810     5.85%, 12/29/2049 (L)#..........................         796
                TuranAlem Finance B.V
        1,270     8.50%, 02/10/2015 (K)#..........................       1,154
                US Bank Realty Corp.
        3,000     6.09%, 12/22/2049 (I)(L)#.......................       2,944
                Westfield Group
        1,983     5.70%, 10/01/2016 (I)#..........................       1,945
                ZFS Finance U.S.A Trust
        3,025     6.50%, 05/09/2037 (I)(L)#.......................       2,833
                                                                    ----------
                                                                       183,078
                                                                    ----------
                FOREIGN GOVERNMENTS -- 3.4%
                Austria Government
  AUD   6,190     6.00%, 07/14/2009...............................       5,216
  AUD   5,935     8.00%, 03/01/2008...............................       5,097
                Germany Government
  EUR  15,385     3.25%, 06/13/2008...............................      20,849
                Italy (Republic of)
 JPY  599,000     3.80%, 03/27/2008...............................       5,152
                                                                    ----------
                                                                        36,314
                                                                    ----------
                HEALTH CARE -- 0.4%
                CVS Caremark Corp.
        4,371     6.30%, 06/01/2037 (L)#..........................       4,187
                                                                    ----------
                SERVICES -- 1.4%
                COX Communications, Inc.
        2,800     5.45%, 12/15/2014 #.............................       2,670
        1,681     5.88%, 12/01/2016 (I)#..........................       1,617
                Electronic Data Systems Corp.
          435     3.88%, 07/15/2023 (G)(X)........................         444

 THE HARTFORD TOTAL RETURN BOND FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                           MARKET
 AMOUNT (B)                                                         VALUE (W)
-------------                                                       ----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
                SERVICES -- (CONTINUED)
                International Bank for Reconstruction and
                  Development
  TRY   1,360     13.63%, 05/09/2017..............................  $    1,062
                Marriott International, Inc.
$       1,975     6.20%, 06/15/2016 #.............................       1,964
                Mashantucket Western Pequot Revenue Bond
          813     5.91%, 09/01/2021 (I)#..........................         773
                Time Warner Entertainment Co., L.P.
        3,725     8.38%, 07/15/2033 #.............................       4,311
                Time Warner, Inc.
        1,550     6.50%, 11/15/2036 #.............................       1,471
                Viacom, Inc.
          650     6.25%, 04/30/2016 #.............................         634
                                                                    ----------
                                                                        14,946
                                                                    ----------
                TECHNOLOGY -- 1.8%
                AT&T Corp.
        1,902     8.00%, 11/15/2031 #.............................       2,267
                Cingular Wireless Services, Inc.
        3,780     8.75%, 03/01/2031 #.............................       4,678
                Sprint Capital Corp.
        4,650     8.75%, 03/15/2032 #.............................       5,110
                TCI Communications, Inc.
          685     8.75%, 08/01/2015 #.............................         786
                Telecom Italia Capital
        1,954     7.20%, 07/18/2036 #.............................       1,984
                Tele-Communications, Inc.
        2,075     7.88%, 08/01/2013 (G)...........................       2,262
                Vodafone Group plc
        2,410     6.15%, 02/27/2037 #.............................       2,204
                                                                    ----------
                                                                        19,291
                                                                    ----------
                TRANSPORTATION -- 0.4%
                American Airlines, Inc.
        1,035     7.86%, 10/01/2011 #.............................       1,095
                CSX Corp.
        3,205     6.75%, 03/15/2011 (G)...........................       3,320
                                                                    ----------
                                                                         4,415
                                                                    ----------
                UTILITIES -- 0.8%
                CenterPoint Energy, Inc.
        2,775     6.85%, 06/01/2015 (G)...........................       2,907
                Detroit Edison Co.
          565     6.13%, 10/01/2010 #.............................         577
                Kinder Morgan Energy Partners L.P.
        1,065     6.50%, 02/01/2037 (G)...........................       1,014
                Northern States Power Co.
        1,170     6.25%, 06/01/2036 #.............................       1,209
                Peco Energy Co.
        1,960     5.95%, 10/01/2036 #.............................       1,926
                Puget Sound Energy, Inc.
          630     7.96%, 02/22/2010 #.............................         666
                Texas-New Mexico Power Co.
          508     6.13%, 06/01/2008 #.............................         510

  PRINCIPAL                                                           MARKET
   AMOUNT                                                           VALUE (W)
-------------                                                       ----------
                UTILITIES -- (CONTINUED)
                Westar Energy, Inc.
$         250     5.15%, 01/01/2017 #.............................  $      235
                                                                    ----------
                                                                         9,044
                                                                    ----------
                Total corporate bonds: investment grade
                  (cost $317,588).................................  $  308,173
                                                                    ----------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 7.6%
                BASIC MATERIALS -- 0.7%
                Citigroup (JSC Severstal)
        1,250     9.25%, 04/19/2014 (K)#..........................  $    1,347
                Freeport-McMoRan Copper & Gold, Inc.
        2,400     8.25%, 04/01/2015 #.............................       2,514
                Potlatch Corp.
        1,900     13.00%, 12/01/2009 (L)#.........................       2,146
                Stone Container
        1,645     8.00%, 03/15/2017 #.............................       1,538
                                                                    ----------
                                                                         7,545
                                                                    ----------
                CAPITAL GOODS -- 0.3%
                Bombardier, Inc.
        1,830     6.30%, 05/01/2014 (I)#..........................       1,666
                L-3 Communications Corp.
        1,219     3.00%, 08/01/2035 (G)(X)........................       1,362
                                                                    ----------
                                                                         3,028
                                                                    ----------
                CONSUMER CYCLICAL -- 0.4%
                Aramark Corp.
        2,640     8.86%, 02/01/2015 (I)(L)#.......................       2,455
                Group 1 Automotive, Inc.
        1,040     2.25%, 06/15/2036 (L)(X)#.......................         834
                K. Hovnanian Enterprises, Inc.
        1,095     6.00%, 01/15/2010 (G)...........................         969
                                                                    ----------
                                                                         4,258
                                                                    ----------
                CONSUMER STAPLES -- 0.1%
                OJSC Myronivsky Hliboproduct
        1,555     10.25%, 11/30/2011 (I)#.........................       1,539
                                                                    ----------
                ENERGY -- 0.1%
                Chesapeake Energy Corp.
          816     2.75%, 11/15/2035 (X)#..........................         866
                                                                    ----------
                FINANCE -- 1.1%
                American Real Estate Partners L.P.
          535     7.13%, 02/15/2013 (G)...........................         503
                ATF Bank
        1,000     9.00%, 05/11/2016 (I)#..........................       1,047
                Drummond Co., Inc.
        1,555     7.38%, 02/15/2016 (H)...........................       1,446
                Ford Motor Credit Co.
        2,430     9.81%, 04/15/2012 (L)#..........................       2,513
                General Motors Acceptance Corp.
        2,240     6.88%, 09/15/2011 #.............................       2,083
                Hertz Corp.
        2,575     10.50%, 01/01/2016 (G)..........................       2,665

--------------------------------------------------------------------------------

  PRINCIPAL                                                           MARKET
   AMOUNT                                                           VALUE (W)
-------------                                                       ----------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
                FINANCE -- (CONTINUED)
                Hub International Holdings, Inc.
$       1,580     10.25%, 06/15/2015 (I)#.........................  $    1,359
                                                                    ----------
                                                                        11,616
                                                                    ----------
                FOREIGN GOVERNMENTS -- 0.2%
                Argentina (Republic of)
        1,910     7.00%, 10/03/2015 #.............................       1,541
                Venezuela (Republic of)
        1,125     5.75%, 02/26/2016 #.............................         951
                                                                    ----------
                                                                         2,492
                                                                    ----------
                HEALTH CARE -- 0.3%
                HCA, Inc.
        2,200     7.88%, 02/01/2011 #.............................       2,112
                Rite Aid Corp.
        2,075     9.50%, 06/15/2017 (I)#..........................       1,836
                                                                    ----------
                                                                         3,948
                                                                    ----------
                SERVICES -- 1.1%
                Dow Jones CDX HY
       10,095     7.63%, 06/29/2012 (G)(I)........................       9,060
                ISA Capital De Brasil S.A.
        1,430     8.80%, 01/30/2017 (I)#..........................       1,441
                Liberty Media Corp.
        1,446     3.50%, 01/15/2031 (X)...........................       1,157
                                                                    ----------
                                                                        11,658
                                                                    ----------
                TECHNOLOGY -- 3.0%
                Advanced Micro Devices, Inc.
        2,200     6.00%, 05/01/2015 (G)(I)(X).....................       1,980
                Canwest Mediaworks L.P.
        1,560     9.25%, 08/01/2015 (I)...........................       1,513
                Charter Communications Operating LLC
        3,450     8.00%, 04/30/2012 (I)#..........................       3,364
                CSC Holdings, Inc.
          455     8.13%, 08/15/2009 #.............................         454
        2,295     8.13%, 07/15/2009 (G)...........................       2,289
                Dobson Cellular Systems
        1,085     8.38%, 11/01/2011 #.............................       1,151
                Freescale Semiconductor, Inc.
        2,300     10.13%, 12/15/2016 (G)(I).......................       2,024
                Intelsat Bermuda Ltd.
        3,500     9.25%, 06/15/2016 #.............................       3,570
                Level 3 Financing, Inc.
        1,590     12.25%, 03/15/2013 (G)..........................       1,743
                MetroPCS Wireless, Inc.
        1,920     9.25%, 11/01/2014 (I)#..........................       1,882
                Nortel Networks Ltd.
        2,070     10.75%, 07/15/2016 (I)#.........................       2,163
                Qwest Communications International, Inc.
        1,750     7.50%, 02/15/2014 (G)...........................       1,680
                Rural Cellular Corp.
        2,040     8.36%, 06/01/2013 (I)(L)#.......................       2,050

  PRINCIPAL                                                           MARKET
   AMOUNT                                                           VALUE (W)
-------------                                                       ----------
                TECHNOLOGY -- (CONTINUED)
                Spansion LLC
$       2,155     8.48%, 06/01/2013 (I)(L)#.......................  $    2,004
                Vimpel Communications
        1,990     8.25%, 05/23/2016 (I)#..........................       2,038
                Windstream Corp.
        2,390     8.63%, 08/01/2016 #.............................       2,420
                                                                    ----------
                                                                        32,325
                                                                    ----------
                TRANSPORTATION -- 0.2%
                Bristow Group, Inc.
        2,040     7.50%, 09/15/2017 (I)#..........................       2,020
                                                                    ----------
                UTILITIES -- 0.1%
                Energipe Y Saelpa
          855     10.50%, 07/19/2013 (G)(I).......................         953
                                                                    ----------
                Total corporate bonds: non-investment grade
                  (cost $85,871)..................................  $   82,248
                                                                    ----------
MUNICIPAL BONDS -- 0.1%
                GENERAL OBLIGATIONS -- 0.1%
                Oregon School Boards Association, Taxable Pension
        1,250     4.76%, 06/30/2028...............................  $    1,142
                                                                    ----------
                Total municipal bonds
                  (cost $1,250)...................................  $    1,142
                                                                    ----------
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE (V) -- 6.4%
                BASIC MATERIALS -- 0.5%
                Boise Cascade LLC, Delayed Draw Term Loan
          101     6.86%, 05/01/2014 (AA)(Q).......................  $       99
                Boise Cascade LLC, Term Loan E
          449     6.86%, 05/01/2014 (N)#..........................         431
                Compass Minerals Group, Inc.
          722     6.86%, 12/22/2012 (N)#..........................         708
                Georgia-Pacific Corp.
        2,673     7.11%, 02/14/2013 (N)#..........................       2,523
                Huntsman International LLC
        1,444     7.07%, 04/23/2014 (N)...........................       1,404
                                                                    ----------
                                                                         5,165
                                                                    ----------
                CONSUMER CYCLICAL -- 1.1%
                Ford Motor Co.
        6,428     8.36%, 12/15/2013 (N)#..........................       6,036
                Invista B.V., Term Loan B1
          352     6.86%, 04/30/2010 (N)#..........................         337
                Invista B.V., Term Loan B2
          352     6.86%, 04/30/2010 (N)#..........................         337
                Masonite International Corp., Canadian Term Loan
          585     7.36%, 04/30/2010 (N)#..........................         537
                Masonite International Corp., U.S. Term Loan
          584     7.36%, 04/30/2010 (N)#..........................         532

 THE HARTFORD TOTAL RETURN BOND FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                           MARKET
   AMOUNT                                                           VALUE (W)
-------------                                                       ----------
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE (V) -- (CONTINUED)
                CONSUMER CYCLICAL -- (CONTINUED)
                Oshkosh Trucking Corp.
$         423     6.86%, 12/06/2013 (N)#..........................  $      418
                Supervalu, Inc.
          801     6.74%, 06/01/2011 (N)#..........................         771
        1,041     6.86%, 05/30/2013 (N)#..........................       1,005
                William Carter Co.
        1,684     6.85%, 07/14/2012 (N)#..........................       1,587
                                                                    ----------
                                                                        11,560
                                                                    ----------
                CONSUMER STAPLES -- 0.1%
                Dole Food Co., Inc.
           52     7.36%, 04/12/2013 (AA)#.........................          49
          383     7.45%, 04/12/2013 (N)#..........................         361
          115     7.54%, 04/12/2013 (N)#..........................         107
                                                                    ----------
                                                                           517
                                                                    ----------
                ENERGY -- 0.0%
                Big West Oil LLC, Delayed Draw Term Loan
          202     7.61%, 02/02/2015 (N)(Q)........................         194
                Big West Oil LLC, Term Loan B
          165     7.61%, 02/02/2015 (N)#..........................         158
                                                                    ----------
                                                                           352
                                                                    ----------
                FINANCE -- 0.5%
                Ameritrade Holding Corp.
          962     6.82%, 12/31/2011 (N)#..........................         926
                Crescent Resources LLC
        1,585     8.32%, 09/07/2012 (N)#..........................       1,526
                General Growth Properties, Inc.
        1,603     6.57%, 02/24/2010 (N)#..........................       1,544
                Nasdaq Stock Market, Inc., Term Loan B
          963     7.07%, 05/22/2012 (N)#..........................         929
                Nasdaq Stock Market, Inc., Term Loan C
          802     7.07%, 05/22/2012 (N)#..........................         774
                                                                    ----------
                                                                         5,699
                                                                    ----------
                HEALTH CARE -- 0.8%
                Carestream Health, Inc.
        1,286     7.34%, 04/12/2013 (N)#..........................       1,222
                Community Health Systems, Inc.
          124     7.11%, 07/02/2014 (AA)(Q).......................         117
        1,876     7.57%, 07/02/2014 (N)...........................       1,782
        2,500     9.36%, 10/24/2014 (AA)(Q).......................       2,488
                Fresenius Medical Care AG
        1,134     6.74%, 03/31/2013 (N)#..........................       1,074
                HCA, Inc.
        2,078     7.61%, 11/17/2013 (N)#..........................       1,977
                                                                    ----------
                                                                         8,660
                                                                    ----------

  PRINCIPAL                                                           MARKET
   AMOUNT                                                           VALUE (W)
-------------                                                       ----------
                SERVICES -- 2.3%
                Allied Waste Industries, Inc.
$       1,054     7.09%, 01/15/2012 (N)#..........................  $    1,019
          573     7.11%, 01/15/2012 (AA)#.........................         553
                Asurion Corp.
          400     8.32%, 07/03/2014 (N)...........................         374
                Cedar Fair L.P.
        1,256     7.32%, 07/21/2013 (N)#..........................       1,209
                Gray Television, Inc.
        2,137     6.86%, 12/31/2014 (N)#..........................       2,009
                Harrah's Entertainment, Inc.
        4,000     6.86%, 03/05/2008 (AA)(Q).......................       3,990
                inVentiv Health, Inc.
          607     7.11%, 07/05/2014 (N)...........................         581
                MGM Mirage, Inc.
        3,009     6.50%, 10/03/2011 (N)...........................       2,926
                Regal Cinemas, Inc.
        2,390     6.86%, 11/10/2010 (N)#..........................       2,297
                Tribune Co.
        2,600     9.86%, 05/23/2015 (AA)(Q).......................       2,600
                UPC Financing Partnership
        1,862     7.13%, 12/31/2014 (N)#..........................       1,790
                Weight Watchers International, Inc.
        1,662     6.63%, 01/24/2013 (N)#..........................       1,616
                West Corp.
        1,369     7.75%, 10/23/2013 (N)#..........................       1,307
                WideOpenWest Finance LLC
        2,600     11.61%, 07/01/2015 (N)..........................       2,288
                                                                    ----------
                                                                        24,559
                                                                    ----------
                TECHNOLOGY -- 1.0%
                Cincinnati Bell, Inc.
          876     6.82%, 08/31/2012 (N)...........................         838
                Idearc, Inc.
        2,595     6.86%, 11/17/2013 (N)#..........................       2,436
                Mediacom Broadband
        1,754     7.07%, 01/31/2015 (N)#..........................       1,658
        1,550     7.10%, 01/31/2015 (N)#..........................       1,478
                Mediacom LLC
          441     7.10%, 01/31/2015 (N)#..........................         424
                Metro PCS Wireless, Inc.
          715     7.63%, 11/02/2013 (N)#..........................         687
                R.H. Donnelley, Inc.
        3,276     6.86%, 06/30/2011 (N)#..........................       3,136
                                                                    ----------
                                                                        10,657
                                                                    ----------
                UTILITIES -- 0.1%
                Mirant North America LLC
          774     7.07%, 01/03/2013 (N)#..........................         738
                NRG Energy, Inc., LC Facility Deposits
          205     7.11%, 06/08/2013 (N)#..........................         195
                NRG Energy, Inc., Term Loan
          494     7.11%, 06/08/2013 (N)#..........................         472
                NRG Energy, Inc.
          158     7.86%, 06/08/2014 (N)(Q)........................         152

--------------------------------------------------------------------------------

  PRINCIPAL                                                           MARKET
   AMOUNT                                                           VALUE (W)
-------------                                                       ----------
SENIOR FLOATING RATE INTERESTS: NON-INVESTMENT GRADE (V) -- (CONTINUED)
                UTILITIES -- (CONTINUED)
                Pike Electric Corp.
$           7     0.00%, 07/01/2012 (N)...........................  $        6
                                                                    ----------
                                                                         1,563
                                                                    ----------
                Total senior floating rate interests:
                  non-investment grade
                  (cost $71,773)..................................  $   68,732
                                                                    ----------
U.S. GOVERNMENT AGENCIES -- 29.7%
                FEDERAL HOME LOAN MORTGAGE CORPORATION -- 9.0%
                MORTGAGE BACKED SECURITIES:
        2,833     5.03%, 2035 (L)#................................  $    2,783
        6,977     5.34%, 2037 (L)#................................       6,924
        2,607     5.41%, 2036 (L)#................................       2,586
          888     5.45%, 2036 (L).................................         881
          926     5.50%, 2034.....................................         898
        2,112     5.50%, 2033 #...................................       2,050
       35,620     5.50%, 2037 (Q).................................      34,407
        2,973     5.58%, 2036 (L)#................................       2,939
        1,431     5.83%, 2036 (L).................................       1,426
       10,756     6.00%, 2032 -- 2035.............................      10,714
        2,649     6.00%, 2034 #...................................       2,637
        6,660     6.00%, 2037 (Q).................................       6,606
       10,650     6.50%, 2037 (Q).................................      10,770
                                                                    ----------
                                                                        85,621
                                                                    ----------
                NOTES:
        3,800     4.10%, 2014 #...................................       3,716
                                                                    ----------
                REMIC -- PAC'S:
        8,425     5.00%, 2034 #...................................       8,001
                                                                    ----------
                                                                        97,338
                                                                    ----------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 17.5%
                MORTGAGE BACKED SECURITIES:
          654     4.69%, 2034 (L).................................         646
        1,740     4.71%, 2035 (L).................................       1,693
          795     4.72%, 2035 (L).................................         778
          551     4.79%, 2035 (L).................................         544
        1,410     4.80%, 2035 (L).................................       1,382
          942     4.87%, 2035 (L).................................         920
          722     4.91%, 2035 (L).................................         718
        1,781     4.93%, 2035 (L).................................       1,771
        8,572     5.00%, 2018 -- 2019.............................       8,349
        2,989     5.00%, 2018 #...................................       2,913
       55,872     5.00%, 2022 -- 2037 (Q).........................      52,782
        1,236     5.08%, 2035 (L).................................       1,212
        4,130     5.50%, 2017 -- 2033.............................       4,081
       10,811     5.50%, 2033 #...................................      10,494
       31,835     5.50%, 2022 -- 2037 (Q).........................      31,094
        2,702     6.00%, 2013 -- 2032.............................       2,701
        3,566     6.00%, 2033 #...................................       3,554
       47,943     6.00%, 2037 (Q).................................      47,493
          128     6.50%, 2031.....................................         131

  PRINCIPAL                                                           MARKET
   AMOUNT                                                           VALUE (W)
-------------                                                       ----------
                MORTGAGE BACKED SECURITIES -- (CONTINUED)
$       1,300     6.50%, 2037 (Q).................................  $    1,313
          353     7.50%, 2029 -- 2031.............................         370
                                                                    ----------
                                                                       174,939
                                                                    ----------
                NOTES:
       13,707     5.00%, 2015 #...................................      13,477
                                                                    ----------
                                                                       188,416
                                                                    ----------
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 3.2%
                MORTGAGE BACKED SECURITIES:
        4,690     5.50%, 2033 -- 2035 #...........................       4,579
        3,584     6.00%, 2032 -- 2034 #...........................       3,586
       23,101     6.00%, 2037 (Q).................................      23,043
        3,317     6.50%, 2028 -- 2032 #...........................       3,393
                                                                    ----------
                                                                        34,601
                                                                    ----------
                Total U.S. government agencies
                  (cost $321,674).................................  $  320,355
                                                                    ----------
U.S. GOVERNMENT SECURITIES -- 10.3%
                OTHER DIRECT FEDERAL OBLIGATIONS -- 0.6%
                FEDERAL HOME LOAN BANK:
        3,580     4.88%, 2017 (G)#................................  $    3,445
        3,680     5.25%, 2008 #...................................       3,687
                                                                    ----------
                                                                         7,132
                                                                    ----------
                U.S. TREASURY SECURITIES -- 9.7%
                U.S. TREASURY NOTES:
       15,440     4.50%, 2010 -- 2017 (G).........................      15,141
       63,700     4.63%, 2012.....................................      63,765
        1,985     4.75%, 2011 (G)#................................       1,997
        9,090     4.75%, 2014 (G).................................       9,117
       14,150     5.13%, 2011 (G)#................................      14,425
                                                                    ----------
                                                                       104,445
                                                                    ----------
                Total U.S. government securities
                  (cost $111,416).................................  $  111,577
                                                                    ----------
                Total long-term investments
                  (cost $1,028,161)...............................  $1,008,815
                                                                    ----------
SHORT-TERM INVESTMENTS -- 35.2%
                CONSUMER CYCLICAL -- 0.8%
                Wal-Mart Stores, Inc.
        8,000     5.21%, 08/14/2007...............................  $    7,984
                                                                    ----------
                CONSUMER STAPLES -- 0.9%
                Coca-Cola Co.
       10,000     5.22%, 08/14/2007...............................       9,980
                                                                    ----------
                FINANCE -- 13.4%
                American Express Credit Corp.
        5,000     5.24%, 08/10/2007...............................       4,993
                American General Finance Corp.
        8,000     5.25%, 08/14/2007...............................       7,984
                American Honda Finance Corp.
        8,000     5.24%, 08/13/2007...............................       7,985
                Bank of America Corp.
        8,000     5.24%, 08/10/2007...............................       7,988

 THE HARTFORD TOTAL RETURN BOND FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                           MARKET
   AMOUNT                                                           VALUE (W)
-------------                                                       ----------
SHORT-TERM INVESTMENTS -- (CONTINUED)
                FINANCE -- (CONTINUED)
                BNP Paribas Finance
$       8,000     5.25%, 08/14/2007...............................  $    7,984
                Citigroup Funding, Inc.
        8,000     5.27%, 08/15/2007...............................       7,982
                Deutsche Bank
        8,000     5.26%, 08/14/2007...............................       7,983
                General Electric Capital Corp.
        8,000     5.25%, 08/14/2007...............................       7,984
                Goldman Sachs Group, Inc.
        5,000     5.25%, 08/14/2007...............................       4,990
                HSBC Finance Corp.
        8,000     5.25%, 08/14/2007...............................       7,984
                Nordea North America
        8,000     5.24%, 08/14/2007...............................       7,984
                Rabobank USA
        8,000     5.23%, 08/14/2007...............................       7,984
                Societe Generale NA
       10,000     5.25%, 08/16/2007...............................       9,977
          537   State Street Bank Money Market Fund...............         536
                State Street Corp.
       10,000     5.23%, 08/14/2007...............................       9,979
                Swedbank
       10,000     5.25%, 08/15/2007...............................       9,978
                Toyota Motor Credit Corp.
        8,000     5.24%, 08/14/2007...............................       7,984
                UBS Finance LLC
        8,000     5.27%, 08/13/2007...............................       7,985
                Wells Fargo & Co.
        8,000     5.25%, 08/10/2007...............................       7,988
                                                                    ----------
                                                                       144,252
                                                                    ----------
                HEALTH CARE -- 0.9%
                Abbott Laboratories
       10,000     5.24%, 08/10/2007 (I)...........................       9,985
                                                                    ----------
                REPURCHASE AGREEMENTS -- 11.8%
                BNP Paribas Securities Corp. Repurchase Agreement
                  (maturing on 08/01/2007 in the amount of
                  $33,650, collateralized by U.S. Treasury Bond
                  6.25% 2023 value of $34,557)
       33,646     5.07% dated 08/01/2007..........................      33,645
                RBS Greenwich Capital Markets Repurchase Agreement
                  (maturing on 08/01/2007 in the amount of
                  $44,867, collateralized by U.S. Treasury Note
                  12.00% 2013 value of $45,798)
       44,861     5.05% dated 08/01/2007..........................      44,861
                UBS Securities, Inc. Repurchase Agreement
                  (maturing on 08/01/2007 in the amount of
                  $49,163, collateralized by U.S. Treasury Bond
                  8.00% 2021 value of $50,422)
       49,156     5.07% dated 08/01/2007..........................      49,156
                                                                    ----------
                                                                       127,662
                                                                    ----------
                                                                      MARKET
   SHARES                                                           VALUE (W)
-------------                                                       ----------
                SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
                LENDING -- 7.3%
                CASH COLLATERAL REINVESTMENT FUND:
       78,332   Navigator Prime Portfolio.........................  $   78,332
                                                                    ----------
  PRINCIPAL
   AMOUNT
-------------
                U.S. TREASURY BILLS -- 0.1%
$       1,050     4.61%, 09/20/2007 (M)(S)........................  $    1,043
                                                                    ----------
                Total short-term investments
                  (cost $379,238).................................  $  379,238
                                                                    ----------

                Total investments
                  (cost $1,407,399) (C)...........................  128.7%    $1,388,053
                Other assets and liabilities......................  (28.7)%     (309,859)
                                                                    -----     ----------
                Total net assets..................................  100.0%    $1,078,194
                                                                    =====     ==========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 11.90% of total net assets at July 31, 2007.

  (C)At July 31, 2007, the cost of securities for federal income tax purposes was $1,407,578 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation........................  $  3,556
      Unrealized Depreciation........................   (23,081)
                                                       --------
      Net Unrealized (Depreciation)..................  $(19,525)
                                                       ========

  # This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at July 31, 2007, was $382, which represents 0.04% of total net assets.

  (AA)
     The interest rate disclosed for these securities represents an estimated average coupon as of July 31, 2007.

 (G) Security is partially on loan at July 31, 2007.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2007, was $123,455, which represents 11.45% of total net assets.

 (K) Securities contain some restrictions as to public resale. These securities comply with Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, and are determined to be liquid. At July 31, 2007, the market value of these securities amounted to $2,501 or 0.23% of net assets.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2007.

--------------------------------------------------------------------------------

 (M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

 (N) The interest rate disclosed for these securities represents the average coupon as of July 31, 2007.

 (P) The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at July 31, 2007.

  (Q)The cost of securities purchased on a when-issued or delayed delivery basis at July 31, 2007 was $215,152.

  (V)Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at July 31, 2007.

 (X) Convertible debt security.

   (B)
     All principal amounts are in U.S. dollars unless otherwise indicated.

      AUD  -- Australian Dollar
      EUR  -- EURO
      JPY  -- Japanese Yen
      TRY  -- Turkey New Lira

 (H) The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD
      ACQUIRED   SHARES/PAR                 SECURITY                 COST BASIS
      --------   ----------                 --------                 ----------
      10/2006       2,050     ACT Depositor Corp., 5.45%,
                              09/22/2041 -- 144A                       $1,996
      4/2007        1,000     Bayview Financial Acquisition Trust,
                              6.97%, 05/28/2037                         1,000
      4/2006-      20,955     CBA Commercial Small Balance
      6/2007                  Commercial Mortgage -- Class X1,
                              7.00%, 06/25/2038 -- 144A                 1,343
      4/2006       11,720     CBA Commercial Small Balance
                              Commercial Mortgage -- Class X2,
                              7.00%, 07/25/2035 -- 144A                   732
      7/2007          837     Credit-Based Asset Servicing and
                              Securitization LLC, 5.59%,
                              05/25/2036 -- 144A                          817

      PERIOD
      ACQUIRED   SHARES/PAR                 SECURITY                 COST BASIS
      --------   ----------                 --------                 ----------
      11/2006-      1,555     Drummond Co., Inc., 7.38%,
      6/2007                  02/15/2016 -- 144A                       $1,522
      6/2006       58,695     GE Business Loan Trust, 6.14%,
                              05/15/2034 -- 144A                          592
      3/2006          283     Home Equity Asset Trust, 4.75%,
                              06/27/2035 -- 144A                          280
      6/2004           67     Morgan Stanley Capital I, 7.56%,
                              04/30/2039 -- 144A                           73
      4/2005       12,535     Morgan Stanley Dean Witter Capital I,
                              0.46%, 08/25/2032 -- 144A                    --
      4/2005-       4,287     Morgan Stanley Dean Witter Capital
      8/2006                  I, 8.05%, 08/25/2032 -- Reg D                85
      4/2007          747     Nationstar Home Equity Loan Trust,
                              9.97%, 03/25/2037 -- 144A                   747
      11/2006         850     North Street Referenced Linked Notes,
                              6.41%, 07/30/2010 -- 144A                   745
      3/2007          875     Option One Mortgage Loan Trust --
                              Class M6, 6.99%, 03/25/2037                 845
      3/2007          600     Option One Mortgage Loan Trust --
                              Class M7, 6.99%, 03/25/2037                 520
      3/2007          600     Option One Mortgage Loan Trust --
                              Class M8, 6.99%, 03/25/2037                 472
      3/2007          650     Renaissance Home Equity Loan Trust,
                              7.50%, 04/25/2037                           588
      2/2007          502     Soundview NIM Trust, 6.41%,
                              12/25/2036 -- 144A                          500

     The aggregate value of these securities at July 31, 2007 was $12,286 which represents 1.14% of total net assets.

  (S)Security pledged as initial margin deposit for open futures contracts at July 31, 2007.

     FUTURES CONTRACTS OUTSTANDING AT JULY 31, 2007

                                                                       UNREALIZED
                                 NUMBER OF               EXPIRATION  APPRECIATION/
      DESCRIPTION                CONTRACTS*   POSITION     MONTH     (DEPRECIATION)
      -----------                ----------   --------   ----------  --------------
      2 Year U.S. Treasury Note    1,771        Long     Sep, 2007      $ 1,509
      5 Year U.S. Treasury Note      667        Long     Sep, 2007          823
      10 Year U.S. Treasury
      Bond                            23       Short     Sep, 2007          (44)
      U.S. Long Bond                 697       Short     Sep, 2007       (1,097)
                                                                        -------
                                                                        $ 1,191
                                                                        =======

     * The number of contracts does not omit 000's.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 THE HARTFORD TOTAL RETURN BOND FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JULY 31, 2007

                                                                                                                     UNREALIZED
                                                               MARKET          CONTRACT          DELIVERY          APPRECIATION/
DESCRIPTION                                                     VALUE           AMOUNT             DATE            (DEPRECIATION)
-----------                                                    ------          --------         ----------         --------------
Australian Dollar (Buy)                                        $ 5,328         $ 5,360          08/30/2007             $ (32)
Australian Dollar (Sell)                                        15,669          16,060          08/30/2007               391
Brazil Real (Buy)                                                2,158           2,060          08/21/2007                98
Brazil Real (Sell)                                               2,158           2,134          08/21/2007               (24)
Colombian Peso (Buy)                                             2,102           2,060          08/22/2007                42
Colombian Peso (Sell)                                            2,102           2,068          08/22/2007               (34)
Hungarian Forint (Buy)                                           1,986           2,060          08/21/2007               (74)
Hungarian Forint (Sell)                                          1,986           1,995          08/21/2007                 9
Iceland Krona (Buy)                                              2,091           2,098          08/03/2007                (7)
Iceland Krona (Sell)                                             2,091           2,081          08/03/2007               (10)
Indian Rupee (Buy)                                               2,092           2,060          08/21/2007                32
Indian Rupee (Sell)                                              2,092           2,087          08/21/2007                (5)
Japanese Yen (Buy)                                              10,608          10,330          08/02/2007               278
Japanese Yen (Sell)                                             10,608          10,246          08/02/2007              (362)
South African Rand (Buy)                                         2,044           2,059          08/21/2007               (15)
South African Rand (Sell)                                        2,044           2,063          08/21/2007                19
Thailand Baht (Buy)                                              2,028           2,060          08/22/2007               (32)
Thailand Baht (Sell)                                             2,028           2,253          08/22/2007               225
Turkish Lira (Sell)                                              1,075           1,110          08/28/2007                35
                                                                                                                       -----
                                                                                                                       $ 534
                                                                                                                       =====

          CREDIT DEFAULT SWAP AGREEMENTS OUTSTANDING AT JULY 31, 2007

                                                                         PAY/                                        UNREALIZED
                                      REFERENCE          BUY/SELL      RECEIVE                         NOTIONAL    APPRECIATION/
COUNTERPARTY                            ENTITY          PROTECTION    FIXED RATE    EXPIRATION DATE     AMOUNT     (DEPRECIATION)
------------                          ---------         ----------    ----------    ---------------    --------    --------------
Lehman Brothers Special
  Financing, Inc.                 HCA, Inc.                Buy           2.70%        12/20/2010       $ 2,200         $  99
Lehman Brothers Special
  Financing, Inc.                 HCA, Inc.                Sell          3.50%        12/20/2011         2,200          (129)
JP Morgan Chase Bank              JP Morgan CDX            Sell          1.05%        06/20/2017        11,000          (581)
JP Morgan Chase Bank              Republic of Turkey       Sell          2.52%        04/20/2017           875           (25)
JP Morgan Chase Bank              Residential              Sell          5.75%        09/20/2008         2,500           (96)
                                  Capital LLC
                                                                                                                       -----
                                                                                                                       $(732)
                                                                                                                       =====

 THE HARTFORD U.S. GOVERNMENT SECURITIES FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
 ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES -- 11.0%
            FINANCE -- 11.0%
            Bayview Commercial Asset Trust
 $12,854      7.00%, 07/25/2037 (H)(I)........................  $  1,842
            Bayview Financial Acquisition Trust
   2,100      6.97%, 05/28/2037 (H)(L)........................     2,077
            CBA Commercial Small Balance Commercial Mortgage
     370      6.09%, 07/25/2039 (I)(L)........................       370
     390      6.50%, 07/25/2039 (I)(L)........................       390
   8,978      7.25%, 07/25/2039 (H)(K)........................       862
            Countrywide Asset-Backed Certificates
   2,000      5.76%, 06/25/2035 #.............................     1,993
   2,000      5.80%, 07/25/2034 #.............................     1,990
            Merrill Lynch/Countrywide Commercial Mortgage
              Trust
   4,000      5.46%, 07/12/2046 (L)...........................     3,848
            Nationstar Home Equity Loan Trust
     510      9.97%, 03/25/2037 (H)(L)........................       510
            Option One Mortgage Loan Trust
   1,000      6.99%, 03/25/2037 (H)...........................       867
            Renaissance Home Equity Loan Trust
     780      7.50%, 04/25/2037 (H)...........................       689
     300      7.50%, 06/25/2037...............................       271
            Spirit Master Funding LLC
   1,952      5.76%, 03/20/2024 (I)...........................     1,939
            Wamu Commercial Mortgage Securities Trust
   3,000      6.14%, 03/23/2045 (I)(L)........................     3,036
                                                                --------
            Total asset & commercial
              mortgage backed securities
              (cost $20,858)..................................  $ 20,684
                                                                --------
CORPORATE BONDS: INVESTMENT GRADE -- 0.2%
            FINANCE -- 0.2%
            North Street Referenced Linked Notes
     500      6.41%, 07/30/2010 (H)(L)........................  $    430
                                                                --------
            Total corporate bonds: investment grade
              (cost $438).....................................  $    430
                                                                --------
U.S. GOVERNMENT AGENCIES -- 77.5%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 19.8%
            MORTGAGE BACKED SECURITIES:
     260      6.00%, 2032.....................................  $    259
   9,627      6.00%, 2032 -- 2037 #...........................     9,557
      65      7.00%, 2029 -- 2031.............................        67
      96      9.00%, 2022 #...................................       103
      52      11.50%, 2015 -- 2019............................        56
      30      11.75%, 2011....................................        33
       6      12.50%, 2019....................................         7
                                                                --------
                                                                  10,082
                                                                --------
            REMIC -- PAC'S:
  26,644      6.00%, 2032.....................................    27,002
                                                                --------
                                                                  37,084
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 40.4%
            MORTGAGE BACKED SECURITIES:
 $10,250      5.48%, 2036.....................................  $ 10,223
   6,823      5.50%, 2015 -- 2037.............................     6,580
   8,967      5.50%, 2036 #...................................     8,660
  20,057      6.00%, 2029 -- 2036.............................    19,884
     774      6.00%, 2016 #...................................       780
   1,281      6.01%, 2009.....................................     1,286
   4,894      6.02%, 2037 (L).................................     4,926
  10,552      6.50%, 2013 -- 2037.............................    10,643
      56      7.50%, 2030.....................................        59
      18      8.00%, 2025.....................................        19
      48      8.50%, 2022.....................................        52
      10      9.75%, 2020.....................................        11
      75      10.00%, 2020....................................        83
      33      10.50%, 2012 -- 2018............................        36
       3      10.75%, 2013....................................         3
     131      11.00%, 2015 -- 2020............................       143
      24      11.25%, 2013....................................        25
       5      11.50%, 2015....................................         5
      18      12.00%, 2014....................................        19
      51      12.50%, 2015....................................        56
                                                                --------
                                                                  63,493
                                                                --------
            NOTES:
  10,500      6.25%, 2029 #...................................    11,407
                                                                --------
            REMIC -- PAC'S:
     907      6.50%, 2012 #...................................       919
                                                                --------
                                                                  75,819
                                                                --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 8.3%
            MORTGAGE BACKED SECURITIES:
     374      6.00%, 2034.....................................       374
   3,396      6.50%, 2031 -- 2032.............................     3,472
      40      7.00%, 2030.....................................        43
     108      8.00%, 2022.....................................       114
     352      9.50%, 2016 -- 2019.............................       382
      24      11.00%, 2015 -- 2018............................        26
                                                                --------
                                                                   4,411
                                                                --------
            REMIC -- PAC'S:
  10,000      6.00%, 2032.....................................    10,146
   1,000      6.50%, 2031.....................................     1,031
                                                                --------
                                                                  11,177
                                                                --------
                                                                  15,588
                                                                --------
            OTHER GOVERNMENT AGENCIES -- 9.0%
            SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES:
   2,544      5.66%, 2022.....................................     2,567
   1,886      5.70%, 2026.....................................     1,903
   1,144      5.78%, 2021.....................................     1,159
   3,533      5.82%, 2026 #...................................     3,583
   2,735      5.98%, 2022 #...................................     2,785

 THE HARTFORD U.S. GOVERNMENT SECURITIES FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
U.S. GOVERNMENT AGENCIES -- (CONTINUED)
            OTHER GOVERNMENT AGENCIES -- (CONTINUED)
 $ 2,303      6.07%, 2026.....................................  $  2,359
   2,483      6.14%, 2022 #...................................     2,538
                                                                --------
                                                                  16,894
                                                                --------
            Total U.S. government agencies
              (cost $145,883).................................  $145,385
                                                                --------
U.S. GOVERNMENT SECURITIES -- 5.4%
            OTHER DIRECT FEDERAL OBLIGATIONS -- 2.0%
            FEDERAL HOME LOAN BANK:
   3,650      5.13%, 2013 (G).................................  $  3,634
                                                                --------
            U.S. TREASURY SECURITIES -- 3.4%
            U.S. TREASURY NOTES:
   6,100    0.88%, 2010 (G)(O)................................     6,379
                                                                --------
            Total U.S. government securities
              (cost $10,147)..................................  $ 10,013
                                                                --------
            Total long-term investments
              (cost $177,326).................................  $176,512
                                                                --------
SHORT-TERM INVESTMENTS -- 5.5%
            REPURCHASE AGREEMENTS -- 2.6%
            BNP Paribas Securities Corp.
              Repurchase Agreement (maturing on 08/01/2007 in
              the amount of $1,282, collateralized by U.S.
              Treasury Bond 6.25% 2023 value of $1,316)
   1,282      5.07% dated 08/01/2007..........................  $  1,282
            RBS Greenwich Capital Markets
              Repurchase Agreement (maturing on 08/01/2007 in
              the amount of $1,709, collateralized by U.S.
              Treasury Note 12.00% 2013 value of $1,745)
   1,709      5.05% dated 08/01/2007..........................     1,709
            UBS Securities, Inc. Repurchase Agreement
              (maturing on 08/01/2007 in the amount of $1,873,
              collateralized by U.S. Treasury Bond 8.00% 2021
              value of $1,921)
   1,872      5.07% dated 08/01/2007..........................     1,872
                                                                --------
                                                                   4,863
                                                                --------

 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 2.7%
            CASH COLLATERAL REINVESTMENT FUND:
   4,997    Navigator Prime Portfolio.........................     4,997
                                                                --------
PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
            U.S. TREASURY BILLS -- 0.2%
 $   350    4.61%, 09/20/2007 (M)(S)..........................  $    347
                                                                --------
            Total short-term investments
              (cost $10,207)..................................  $ 10,207
                                                                --------

            Total investments
              (cost $187,533) (C).............................   99.6%    $186,719
            Other assets and liabilities......................    0.4%         819
                                                                -----     --------
            Total net assets..................................  100.0%    $187,538
                                                                =====     ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

  (C)At July 31, 2007, the cost of securities for federal income tax purposes was $187,542 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation.........................  $   479
      Unrealized Depreciation.........................   (1,302)
                                                        -------
      Net Unrealized (Depreciation)...................  $  (823)
                                                        =======

  # This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

 (G) Security is partially on loan at July 31, 2007.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2007, was $5,735, which represents 3.06% of total net assets.

  (L)Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2007.

 (M) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

 (O) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

 (P) The interest rates disclosed for interest only strips represent effective yields based upon estimated future cash flows at July 31, 2007.

 (H) The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered

--------------------------------------------------------------------------------

     illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD
      ACQUIRED   SHARES/PAR                  SECURITY                 COST BASIS
      --------   ----------                  --------                 ----------
      05/2007      12,854     Bayview Commercial Asset Trust, 7.00%,
                              07/25/2037 -- 144A                        $1,835
      04/2007       2,100     Bayview Financial Acquisition Trust,
                              6.97%, 05/28/2037                          2,100
      05/2007       8,978     CBA Commercial Small Balance
                              Commercial Mortgage, 7.25%,
                              07/25/2039 -- 144A                           849
      04/2007         510     Nationstar Home Equity Loan Trust,
                              9.97%, 03/25/2037 -- 144A                    510
      11/2006         500     North Street Referenced Linked Notes,
                              6.41%, 07/30/2010 -- 144A                    438
      03/2007       1,000     Option One Mortgage Loan Trust --
                              Class M7, 6.99%, 03/25/2037                  867
      03/2007         780     Renaissance Home Equity Loan Trust,
                              Class M7, 7.50%, 04/25/2037                  705

     The aggregate value of these securities at July 31, 2007 was $7,277 which represents 3.88% of total net assets.

  (S)Security pledged as initial margin deposit for open futures contracts at July 31, 2007.

     FUTURES CONTRACTS OUTSTANDING AT JULY 31, 2007

                                                                       UNREALIZED
                                NUMBER OF                EXPIRATION  APPRECIATION/
      DESCRIPTION               CONTRACTS*    POSITION     MONTH     (DEPRECIATION)
      -----------              ------------   --------   ----------  --------------
      2 Year U.S. Treasury
      Note                         228          Long     Sep, 2007       $ 339
      5 Year U.S. Treasury
      Note                          80         Short     Sep, 2007        (210)
      10 Year U.S. Treasury
      Bond                          11         Short     Sep, 2007         (28)
      U.S. Long Bond                32         Short     Sep, 2007         (28)
                                                                         -----
                                                                         $  73
                                                                         =====

    *  The number of contracts does not omit 000's.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 THE HARTFORD VALUE FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 96.6%
            BASIC MATERIALS -- 5.2%
     110    Agrium, Inc. .....................................  $  4,595
      72    Cameco Corp. (G)..................................     2,920
      71    Dow Chemical Co. .................................     3,091
      93    E.I. DuPont de Nemours & Co. .....................     4,365
      44    Kimberly-Clark Corp. .............................     2,926
     217    Smurfit-Stone Container Corp. (D).................     2,556
                                                                --------
                                                                  20,453
                                                                --------
            CAPITAL GOODS -- 4.6%
     111    American Standard Cos., Inc. .....................     5,973
      48    Deere & Co. ......................................     5,732
      32    Goodrich Corp. ...................................     2,038
      87    Pitney Bowes, Inc. ...............................     4,015
                                                                --------
                                                                  17,758
                                                                --------
            CONSUMER CYCLICAL -- 7.3%
      78    Altria Group, Inc. ...............................     5,191
     173    Gap, Inc. (G).....................................     2,982
     132    Kroger Co. .......................................     3,424
      88    Macy's, Inc. .....................................     3,160
      81    McDonald's Corp. .................................     3,897
     114    Safeway, Inc. (G).................................     3,630
     153    Supervalu, Inc. ..................................     6,359
                                                                --------
                                                                  28,643
                                                                --------
            CONSUMER STAPLES -- 6.1%
      36    Colgate-Palmolive Co. ............................     2,389
     112    ConAgra Foods, Inc. ..............................     2,847
     100    Kellogg Co. (G)...................................     5,171
     121    PepsiCo, Inc. ....................................     7,966
     263    Tyson Foods, Inc. Class A.........................     5,591
                                                                --------
                                                                  23,964
                                                                --------
            ENERGY -- 13.9%
      84    Chevron Corp. ....................................     7,136
      67    ConocoPhillips Holding Co. .......................     5,416
     232    Exxon Mobil Corp. ................................    19,716
      50    GlobalSantaFe Corp. ..............................     3,557
     162    Newfield Exploration Co. (D)......................     7,765
     119    Occidental Petroleum Corp. .......................     6,739
      69    XTO Energy, Inc. .................................     3,779
                                                                --------
                                                                  54,108
                                                                --------
            FINANCE -- 26.3%
      65    ACE Ltd. .........................................     3,740
      77    Aetna, Inc. ......................................     3,692
     100    Allstate Corp. ...................................     5,326
      90    American International Group, Inc. ...............     5,763
     306    Bank of America Corp. ............................    14,515
      94    Bank of New York Mellon Corp. ....................     4,010
      94    Chubb Corp. ......................................     4,749
     191    Citigroup, Inc. ..................................     8,881

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            FINANCE -- (CONTINUED)
      30    Goldman Sachs Group, Inc. ........................  $  5,631
     288    Host Hotels & Resorts, Inc. (G)...................     6,076
     208    JP Morgan Chase & Co. ............................     9,159
      51    PNC Financial Services Group, Inc. ...............     3,386
      33    Principal Financial Group, Inc. ..................     1,838
     110    State Street Corp. ...............................     7,380
      88    UBS AG............................................     4,868
     113    US Bancorp........................................     3,375
      80    Wachovia Corp. ...................................     3,768
      43    Wellpoint, Inc. (D)...............................     3,238
     102    Wells Fargo & Co. ................................     3,435
                                                                --------
                                                                 102,830
                                                                --------
            HEALTH CARE -- 6.4%
      69    Abbott Laboratories...............................     3,472
     103    Baxter International, Inc. .......................     5,423
      75    Bristol-Myers Squibb Co. .........................     2,137
     214    CVS/Caremark Corp. ...............................     7,534
     134    Wyeth.............................................     6,477
                                                                --------
                                                                  25,043
                                                                --------
            SERVICES -- 2.6%
     119    Comcast Corp. Class A (D)(G)......................     3,133
     688    Sun Microsystems, Inc. (D)........................     3,508
     190    Time Warner, Inc. ................................     3,655
                                                                --------
                                                                  10,296
                                                                --------
            TECHNOLOGY -- 18.4%
     348    AT&T, Inc. .......................................    13,642
     199    Cisco Systems, Inc. (D)...........................     5,759
     183    Corning, Inc. (D).................................     4,353
     260    EMC Corp. (D).....................................     4,807
     396    General Electric Co. .............................    15,364
     124    Hewlett-Packard Co. ..............................     5,689
     250    Intel Corp. ......................................     5,896
     210    Nokia Corp. ......................................     6,003
     238    Verizon Communications, Inc. (G)..................    10,144
                                                                --------
                                                                  71,657
                                                                --------
            TRANSPORTATION -- 2.2%
     107    General Dynamics Corp. ...........................     8,437
                                                                --------
            UTILITIES -- 3.6%
      39    Entergy Corp. ....................................     3,919
      75    Exelon Corp. .....................................     5,247
      65    FPL Group, Inc. ..................................     3,758
      31    SCANA Corp. ......................................     1,170
                                                                --------
                                                                  14,094
                                                                --------
            Total common stock
              (cost $337,635).................................  $377,283
                                                                --------

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE (W)
---------                                                       ---------
 SHORT-TERM INVESTMENTS -- 11.4%
            REPURCHASE AGREEMENTS -- 2.6%
            Deutsche Bank Securities Joint Repurchase
              Agreement (maturing on 08/01/2007 in the amount
              of $14, collateralized by FHLMC 5.00% -- 6.50%
              2021 -- 2037 value of $14)
 $    14      5.10% dated 08/01/2007..........................  $     14
            Deutsche Bank Securities TriParty Joint Repurchase
              Agreement (maturing on 08/01/2007 in the amount
              of $2,536, collateralized by FHLMC 5.00% --
              6.50% 2021 -- 2037 value of $2,601)
   2,536      5.31% dated 08/01/2007..........................     2,536
            Merrill Lynch Repurchase Agreement (maturing on
              08/01/2007 in the amount of $3,471,
              collateralized by FHLMC 5.50% -- 7.50%
              2031 -- 2037, FNMA 4.50% -- 7.00% 2018 -- 2037
              value of $3,540)
   3,470      5.31% dated 08/01/2007..........................     3,470
            UBS Securities TriParty Joint Repurchase Agreement
              (maturing on 08/01/2007 in the amount of $4,085,
              collateralized by FHLMC 4.00% -- 10.00%
              2012 -- 2037, FNMA 5.50% -- 7.00% 2012 -- 2037
              value of $4,166)
   4,085      5.31% dated 08/01/2007..........................     4,085
                                                                --------
                                                                  10,105
                                                                --------
 SHARES
---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 8.8%
            CASH COLLATERAL REINVESTMENT FUND:
  34,438    BNY Institutional Cash Reserve Fund...............  $ 34,438
                                                                --------
            Total short-term investments
              (cost $44,543)..................................  $ 44,543
                                                                --------

             Total investments
               (cost $382,178) (C).............................  108.0%    $421,826
             Other assets and liabilities......................   (8.0)%    (31,195)
                                                                 -----     --------
             Total net assets..................................  100.0%    $390,631
                                                                 =====     ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.71% of total net assets at July 31, 2007.

  (C)At July 31, 2007, the cost of securities for federal income tax purposes was $382,331 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation.........................  $45,190
      Unrealized Depreciation.........................   (5,695)
                                                        -------
      Net Unrealized Appreciation.....................  $39,495
                                                        =======

  (D)Currently non-income producing.

 (G) Security is partially on loan at July 31, 2007.

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 THE HARTFORD VALUE OPPORTUNITIES FUND

 SCHEDULE OF INVESTMENTS
 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
 COMMON STOCK -- 97.6%
            BASIC MATERIALS -- 7.2%
      74    Alcoa, Inc. ......................................  $  2,823
     124    Arch Coal, Inc. ..................................     3,718
      28    Celanese Corp. ...................................     1,037
     135    Chemtura Corp. ...................................     1,410
      28    Cytec Industries, Inc. ...........................     1,896
      25    E.I. DuPont de Nemours & Co. .....................     1,187
       7    FMC Corp. ........................................       651
     106    Owens-Illinois, Inc. (D)..........................     4,242
     102    Smurfit-Stone Container Corp. (D).................     1,198
                                                                --------
                                                                  18,162
                                                                --------
            CAPITAL GOODS -- 5.5%
      17    Alliant Techsystems, Inc. (D).....................     1,715
      23    Deere & Co. ......................................     2,806
      78    Goodrich Corp. ...................................     4,888
      34    Kennametal, Inc. .................................     2,637
      35    Varian Semiconductor Equipment Associates, Inc.
              (D).............................................     1,667
                                                                --------
                                                                  13,713
                                                                --------
            CONSUMER CYCLICAL -- 5.0%
      40    American Axle & Manufacturing Holdings, Inc.
              (G).............................................       956
     190    Circuit City Stores, Inc. ........................     2,261
      40    Copart, Inc. (D)..................................     1,117
     222    Ford Motor Co. (G)................................     1,886
      69    Home Depot, Inc. .................................     2,565
      33    Macy's, Inc. .....................................     1,186
      30    MDC Holdings, Inc. (G)............................     1,389
      44    Office Depot, Inc. (D)............................     1,106
                                                                --------
                                                                  12,466
                                                                --------
            CONSUMER STAPLES -- 4.3%
      69    Avon Products, Inc. ..............................     2,481
      80    Cosan S.A. Industria E Comercio...................     1,357
   3,536    Marine Harvest (A)(D)(G)..........................     4,387
      83    Unilever N.V. NY Shares...........................     2,512
                                                                --------
                                                                  10,737
                                                                --------
            ENERGY -- 9.7%
     231    Brasil EcoDiesel Industria (D)....................     1,594
      55    Exxon Mobil Corp. ................................     4,691
      76    Newfield Exploration Co. (D)......................     3,647
      27    Noble Corp. ......................................     2,723
      41    Noble Energy, Inc. ...............................     2,482
      35    Petro-Canada......................................     1,915
      84    Talisman Energy, Inc. ............................     1,545
      65    Total S.A. ADR....................................     5,121
      23    UGI Corp. ........................................       599
                                                                --------
                                                                  24,317
                                                                --------
            FINANCE -- 26.8%
     127    ACE Ltd. .........................................     7,307
      48    Aetna, Inc. ......................................     2,298
      35    Ambac Financial Group, Inc. ......................     2,350

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            FINANCE -- (CONTINUED)
      43    American International Group, Inc. ...............  $  2,728
     123    Apollo Investment Corp. ..........................     2,595
     176    Bank of America Corp. ............................     8,324
     109    Capital One Financial Corp. ......................     7,720
      42    CIT Group, Inc. ..................................     1,709
      45    Citigroup, Inc. ..................................     2,114
      74    Commerce Bancorp, Inc. ...........................     2,485
      62    Countrywide Financial Corp. (G)...................     1,755
     168    E*Trade Financial Corp. (D).......................     3,108
      30    Everest Re Group Ltd. ............................     2,987
     147    Genesis Lease Ltd. ...............................     3,774
      66    Oaktree Capital (D)(I)............................     2,194
     134    PennantPark Investment Corp. (G)..................     1,787
      63    Platinum Underwriters Holdings Ltd. ..............     2,105
     491    Royal Bank of Scotland Group plc (A)..............     5,841
      74    UBS AG............................................     4,048
                                                                --------
                                                                  67,229
                                                                --------
            HEALTH CARE -- 7.4%
      47    Alkermes, Inc. (D)................................       662
      19    Astellas Pharma, Inc. (A).........................       785
      43    Bristol-Myers Squibb Co. .........................     1,216
      54    Cooper Co., Inc. .................................     2,712
     265    Impax Laboratories, Inc. (D)(G)...................     3,121
      43    Sanofi-Aventis S.A. (A)(G)........................     3,625
      64    Sanofi-Aventis S.A. ADR...........................     2,689
      79    Wyeth.............................................     3,838
                                                                --------
                                                                  18,648
                                                                --------
            SERVICES -- 9.7%
      98    Avis Budget Group, Inc. (D).......................     2,526
     229    BearingPoint, Inc. (D)............................     1,493
      54    CACI International, Inc. Class A (D)..............     2,400
      62    CheckFree Corp. (D)...............................     2,277
     302    Comcast Corp. Special Class A (D).................     7,903
      40    Entercom Communications Corp. ....................       903
      59    R.H. Donnelley Corp. (D)..........................     3,664
      36    United Parcel Service, Inc. Class B...............     2,703
      13    Viacom, Inc. Class B (D)..........................       479
                                                                --------
                                                                  24,348
                                                                --------
            TECHNOLOGY -- 18.7%
      75    Arrow Electronics, Inc. (D).......................     2,882
     257    Cinram International Income Fund (G)..............     5,693
     273    Cisco Systems, Inc. (D)...........................     7,898
       2    Embarq Corp. .....................................       109
      79    Fairchild Semiconductor International, Inc. (D)...     1,434
      42    First Data Corp. .................................     1,332
     213    Flextronics International Ltd. (D)(G).............     2,380
     194    JDS Uniphase Corp. (D)(G).........................     2,780
     116    Microsoft Corp. ..................................     3,354
      82    QLogic Corp. (D)(G)...............................     1,094
     117    Seagate Technology................................     2,746
      74    Solar Cayman Ltd. (A)(D)(H).......................       996
     275    Sprint Nextel Corp. ..............................     5,650

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
COMMON STOCK -- (CONTINUED)
            TECHNOLOGY -- (CONTINUED)
     152    Symantec Corp. (D)................................  $  2,911
      94    Telefonaktiebolaget LM Ericsson ADR (G)...........     3,513
      83    Virgin Media, Inc. ...............................     2,059
                                                                --------
                                                                  46,831
                                                                --------
            TRANSPORTATION -- 3.3%
     166    Northwest Airlines Corp. (D)......................     2,899
     105    UAL Corp. (D)(G)..................................     4,613
      28    US Airways Group, Inc. (D)(J).....................       859
                                                                --------
                                                                   8,371
                                                                --------
            Total common stock
              (cost $221,633).................................  $244,822
                                                                --------
PRINCIPAL
 AMOUNT
---------
 SHORT-TERM INVESTMENTS -- 13.1%
            REPURCHASE AGREEMENTS -- 3.1%
            Deutsche Bank Securities Joint Repurchase
              Agreement (maturing on 08/01/2007 in the amount
              of $10, collateralized by FHLMC 5.00% -- 6.50%
              2021 -- 2037 value of $10)
 $    10      5.10% dated 08/01/2007..........................  $     10
                                                                --------
            Deutsche Bank Securities TriParty Joint Repurchase
              Agreement (maturing on 08/01/2007 in the amount
              of $1,932, collateralized by FHLMC 5.00% --6.50%
              2021 -- 2037 value of $1,981)
   1,932      5.31% dated 08/01/2007..........................     1,932
                                                                --------
            Merrill Lynch Repurchase Agreement (maturing on
              08/01/2007 in the amount of $2,644,
              collateralized by FHLMC 5.50% -- 7.50%
              2031 -- 2037, FNMA 4.50% -- 7.00% 2018 -- 2037
              value of $2,696)
   2,643      5.31% dated 08/01/2007..........................     2,643
                                                                --------
            UBS Securities TriParty Joint Repurchase Agreement
              (maturing on 08/01/2007 in the amount of $3,111,
              collateralized by FHLMC 4.00% -- 10.00%
              2012 -- 2037, FNMA 5.50% -- 7.00% 2012 -- 2037
              value of $3,173)
   3,111      5.31% dated 08/01/2007..........................     3,111
                                                                --------
                                                                   7,696
                                                                --------
                                                                 MARKET
 SHARES                                                         VALUE (W)
---------                                                       ---------
            SECURITIES PURCHASED WITH PROCEEDS FROM SECURITY
            LENDING -- 10.0%
            CASH COLLATERAL REINVESTMENT FUND:
  25,170    BNY Institutional Cash Reserve Fund...............  $ 25,170
                                                                --------
            Total short-term investments
              (cost $32,866)..................................  $ 32,866
                                                                --------

            Total investments
              (cost $254,499) (C).............................  110.7%    $277,688
            Other assets and liabilities......................  (10.7)%    (26,849)
                                                                -----     --------
            Total net assets..................................  100.0%    $250,839
                                                                =====     ========

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 20.24% of total net assets at July 31, 2007.

  (C)At July 31, 2007, the cost of securities for federal income tax purposes was $255,026 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

      Unrealized Appreciation.........................  $29,925
      Unrealized Depreciation.........................   (7,263)
                                                        -------
      Net Unrealized Appreciation.....................  $22,662
                                                        =======

  (A)The aggregate value of securities valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors at July 31, 2007, was $15,634, which represents 6.23% of total net assets.

  (D)Currently non-income producing.

  (G)Security is partially on loan at July 31, 2007.

  (I)Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at July 31, 2007, was $2,194, which represents 0.87% of total net assets.

  (J)Securities exempt from registration under Regulation D of the Securities Act of 1933. These securities are determined to be liquid. At July 31, 2007, the market value of these securities was $859, which represents 0.34% of total net assets.

  (H)The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

      PERIOD                                              COST
      ACQUIRED    SHARES/PAR         SECURITY            BASIS
      --------    ----------         --------          ----------
      03/2007         74       Solar Cayman Ltd.         $1,103

     The aggregate value of these securities at July 31, 2007 was $996 which represents 0.40% of total net assets.

 THE HARTFORD VALUE OPPORTUNITIES FUND

 JULY 31, 2007 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

  (W)For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT JULY 31, 2007

                                                                                                                     UNREALIZED
                                                                  MARKET         CONTRACT         DELIVERY         APPRECIATION/
DESCRIPTION                                                       VALUE           AMOUNT            DATE           (DEPRECIATION)
-----------                                                       ------         --------         --------         --------------
British Pound (Buy)                                                $128            $128           08/03/07              $--
Canadian Dollar (Buy)                                               123             123           08/02/07               --
Canadian Dollar (Buy)                                                22              22           08/03/07               --
                                                                                                                        ---
                                                                                                                        $--
                                                                                                                        ===

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

     (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

     (a) Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        THE HARTFORD MUTUAL FUNDS, INC.


Date: September 14, 2007                By: /s/ David M. Znamierowski
                                            ------------------------------------
                                            David M. Znamierowski
                                        Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Date: September 14, 2007                By: /s/ David M. Znamierowski
                                            ------------------------------------
                                            David M. Znamierowski
                                        Its: President


Date: September 14, 2007                By: /s/ Tamara L. Fagely
                                            ------------------------------------
                                            Tamara L. Fagely
                                        Its: Vice President, Treasurer and
                                             Controller

                                  EXHIBIT LIST

99.CERT Certifications

        (i)  Section 302 certification of principal executive officer

        (ii) Section 302 certification of principal financial officer